As filed with the Securities and Exchange Commission on April 29, 2008

Registration No. 333-146323

811-06564

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 45

SEPARATE ACCOUNT VA CC

(Name of Registrant)

Peoples Benefit Life Insurance Company Separate Account V

(Former Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

Peoples Benefit Life Insurance Company

(Former Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

___  immediately upon filing pursuant to paragraph (b) of Rule 485

_X_  on May 1, 2008 pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

___  on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE ADVISOR’S EDGE®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Prospectus

May 1, 2008

The Advisor’s Edge® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Monumental Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative and Service Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Transamerica Series Trust – Initial Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS ® Investment Management

Transamerica MFS International Equity VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Transamerica Value Balanced VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

Columbia Funds Variable Insurance Trust – Class A

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Nationwide Variable Insurance Fund

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised byVanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

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Contents

4	Summary	25	Annuity Payments

9	Fee Table	28	Death Benefit

10	Example	30	Taxes

11	The Annuity Policy	34	Additional Features

12	Purchase	41	Other Information

13	Investment Choices	45	Table of Contents of Statement of Additional Information

19	Performance	46	Appendix A (Condensed Financial Information)

21	Expenses	70	Appendix B: Policy Form Number NA103

23	Access to Your Money	75	Appendix C: Policy Form Number AV515 101 130 600

		82	Appendix D. Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor’s Edge® Variable Annuity

Advisor’s Edge® is a flexible-premium variable annuity offered by Monumental Life Insurance Company (“Monumental ,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Monumental.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS for more information about Annuity Payment Options.

2. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval if riders are attached. Your Policy may not exceed $2,000,000 in total Premium Payments without our prior approval if riders are not attached. For issue ages over 80, the maximum total Premium Payments may not exceed $500,000 without prior approval if riders are attached; the maximum total Premium Payments may not exceed $1,000,000 without prior approval if riders are not attached.

3. INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Separate Account VA CC (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Monumental guarantees.

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class(1)

Transamerica Asset Allocation – Growth VP – Initial Class(1)

Transamerica Asset Allocation – Moderate VP – Initial Class(1)

Transamerica Asset Allocation – Moderate Growth VP – Initial Class(1)

Transamerica Capital Guardian Global VP – Initial Class(1)

Transamerica Capital Guardian Value VP – Initial Class(1)

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Transamerica Clarion Global Real Estate Securities VP – Initial Class(1)(2)

Transamerica JPMorgan Enhanced Index VP – Initial Class(1)(2)

Transamerica MFS International Equity VP – Initial Class(1)

Transamerica PIMCO Total Return VP – Initial Class(1)

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Equity VP – Initial Class(1)(2)

Transamerica Growth Opportunities VP – Initial Class(1)

Transamerica Small/Mid Cap Value VP – Initial Class

Transamerica Value Balanced VP – Initial Class(1)(2)

Transamerica Van Kampen Active International Allocation VP – Initial Class(1)(2)

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class(1)

Columbia Small Company Growth Fund, Variable Series – Class A Shares(1)(2)

Credit Suisse International Focus Portfolio(1)(2)

Credit Suisse Small Cap Core I Portfolio(1)(2)

DFA – VA Global Bond Portfolio(1)(2)

DFA – VA International Small Portfolio(1)(2)

DFA – VA International Value Portfolio(1)(2)

DFA – VA Short-Term Fixed Portfolio(1)(2)

DFA – VA U.S. Large Value Portfolio(1)(2)

DFA – VA U.S. Targeted Value Portfolio(1)(2)

Federated American Leaders Fund II(1)(2)

Federated Capital Income Fund II(1)(2)

Federated Fund for U.S. Government Securities II(1)(2)

Federated High Income Bond Fund II(1)(2)

Federated Prime Money Fund II(1)(2)

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class(1)

Fidelity – VIP Value Strategies Portfolio – Initial Class(1)

Gartmore NVIT Developing Markets Fund(1)(2)

Vanguard – Equity Index Portfolio(1)

Vanguard – Mid-Cap Index Portfolio(1)

Vanguard – REIT Index Portfolio(1)

Vanguard – International Portfolio

Vanguard – Short-Term Investment-Grade Portfolio(1)

Vanguard – Total Bond Market Index Portfolio(1)

Wanger International Small Cap(1)(2)

Wanger U.S. Smaller Companies(1)(2)

WFAVT Small/Mid Cap Value Fund(1)(2)

(1)	Owners of Policy Number AV515 101 130 600 may invest in these funds.
(2)	Owners of Policy Number NA103 may only invest in these funds.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Monumental may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary or at the time of surrender. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

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If you elect the Initial Payment Guarantee when you annuitize, there is an additional fee (during the income phase) equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

If you elect the Architect rider (depending on what options you select), then there is a rider fee, which ranges from 0.30% to 1.00% of the total withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base.

6. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, you may take all cumulative earnings under the Policy free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of cumulative earnings will be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

7. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Monumental will guarantee a minimum amount of your payments. There is an extra charge for this guarantee.

8. DEATH BENEFIT

If the annuitant dies before the Income Phase begins, then a death benefit will become payable.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium;

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the Accumulation Phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the Income Phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the Income Phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10. ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial

6

Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Architect Guaranteed Lifetime Withdrawal Benefit.” If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, you must allocate 100% of your Policy Value to one or more of the designated investment choices and the allocation is subject to specified equity limits. There is an extra charge for this rider.

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this Policy, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations since any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Monumental Life Insurance Company

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Separate Account VA CC

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

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Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

12. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about the Advisor’s Edge® Variable Annuity or want to make a transaction, call or write to our Administrative and Service Office at: Monumental Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative and Service Office at 800-866-6007 Monday through Friday between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(3)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(2)
Base Separate Account Expenses:
Mortality and Expense Risk Fee(3)	0.40%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.55%
Optional Separate Account Annual Expenses:
Return of Premium Death Benefit(4)	0.05%
Annual Step-Up to age 81 Death Benefit(5)	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expense(6)	0.75%

Optional Rider Fees

Architect Guaranteed Lifetime Withdrawal Benefit(7)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)

If you elect the Initial Payment Guarantee rider at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.”

(3)	The mortality and expense fee shown (0.40%) is for the Policy Value Death Benefit.
(4)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the base mortality and expense risk and administrative fees.
(5)	The fee for the Annual Step-Up to Age 81 Death Benefit (0.20%) is in addition to the base mortality and expense risk and administrative fees.
(6)	This reflects the base separate account expenses plus the fee for the Annual Step-Up to Age 81 Death Benefit, but does not include any annual optional rider fees.
(7)

The fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments.

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future

9

years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	3.19%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2007 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

EXAMPLE(1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2007, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$399	$1210	$2037	$4181
Return of Premium Death Benefit Option (0.60%)	$384	$1167	$1968	$4054
Policy Value Death Benefit Option (0.55%)	$379	$1152	$1944	$4011

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

[THIS SPACE INTENTIONALLY LEFT BLANK]

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1. THE ANNUITY POLICY

The Advisor’s Edge® variable annuity is a flexible-premium multi-funded variable annuity offered by Monumental. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Monumental guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Monumental may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement, but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® variable annuity is a policy between you, the Policy Owner, and Monumental, the issuer of the Policy. (Owners of Policy Number NA103 should also refer to Appendix B; and owners of Policy Number AV515 101 130 600 should refer to Appendix C, for further information about specific policy features.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account)

•	Withdraw all or part of your money with no surrender penalty charged by Monumental, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Monumental’s Separate Account VA CC. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from Monumental’s other assets and can be used only to satisfy its obligations to Policy Owners.

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2. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Monumental of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Monumental will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Monumental will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Monumental will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Monumental receives (at our Administrative and Service Office) the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Monumental cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Monumental will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Monumental’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

Qualified Policy

In addition to Non-Qualified Policies, Monumental also offers the Advisor’s Edge® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

The total of all Premium Payments may not exceed $2,000,000 if the Policy does not include a rider, and $1,000,000 if the Policy does include a rider, without our prior approval. For issue ages over 80, the total of all Premium Payments may not exceed $1,000,000 if the Policy does not include a rider, and $500,000 if the Policy does include a rider, without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a

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period of twelve months starting with the Policy Date or any Policy Anniversary.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Monumental reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Monumental. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus –

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any rider charges, if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Monumental will credit a certain number of Accumulation Units to your Policy. Monumental determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

3. INVESTMENT CHOICES

The Advisor’s Edge® variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and

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administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

Transamerica Series Trust – Initial Class(1)

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP(2) (4)

Transamerica Asset Allocation – Growth VP(2) (4)

Transamerica Asset Allocation – Moderate VP(2) (4)

Transamerica Asset Allocation – Moderate Growth VP(2)(4)

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP(3) (4)

Transamerica Capital Guardian Value VP(3) (4)

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP(3) (4) (5)

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP(3) (4) (5)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP(3) (4)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP(3) (4)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP(3) (4) (5)

Transamerica Growth Opportunities VP(3) (4)

Transamerica Small/Mid Cap Value VP(3)

Transamerica Value Balanced VP(3) (4) (5)

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP(3) (4) (5)

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP(3) (4)

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series(4) (5)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio(4) (5)

Credit Suisse Small Cap Core I Portfolio(4) (5)

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio(4) (5)

VA International Small Portfolio(4) (5)

VA International Value Portfolio(4) (5)

VA Short-Term Fixed Portfolio(4) (5)

VA U.S. Large Value Portfolio(4) (5) (6)

VA U.S. Targeted Value Portfolio(4) (5) (7)

The Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II(4) (5)

Federated Capital Income Fund II(4) (5)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(4) (5)

Federated High Income Bond Fund II(4) (5)

Federated Prime Money Fund II(4) (5)

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Mid Cap Portfolio(4)

Fidelity – VIP Value Strategies Portfolio(4)

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors Management Trust

Gartmore NVIT Developing Markets Fund(4) (5)

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Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio(4)

Mid-Cap Index Portfolio(4)

REIT Index Portfolio(4)

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(4)

Total Bond Market Index Portfolio(4)

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap(4) (5)

Wanger U.S. Smaller Companies(4) (5)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund(4) (5)

(1)	Formerly known as AEGON/Transamerica Series Trust.
(2)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.
(3)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.
(4)	Owners of Policy Number AV515 101 130 600 may invest in these funds.
(5)	Owners of Policy Number NA103 may only invest in these funds.
(6)	Formerly known as VA Large Value Portfolio.
(7)	Formerly known as VA Small Value Portfolio.

The following Subaccounts were closed to new investments as of May 1, 2006.

Transamerica Series Trust – Initial Class(1)

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP(2)

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Science and Technology VP(2)

(1)	Formerly known as AEGON/Transamerica Series Trust.
(2)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.
(3)	Formerly known as Templeton Transamerica Global.

AllianceBernstein Variable Products Series Fund, Inc.- Class B

Advised by Alliance Capital Management L.P.

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio (Subadvised by Fayez Sarofim & Co.)

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Monumental, and Monumental may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners.

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We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund's prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers. See the SAI for more information about the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

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Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful

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trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Monumental’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Monumental has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the

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risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

If you select the fixed account, your money will be placed with Monumental’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment or transfer to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make transfers of money among the Subaccounts and the Fixed Account, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Monumental will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

4. PERFORMANCE

Performance Measures

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the

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indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Monumental will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

Yield And Effective Yield

Monumental may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Monumental advertises yield, Monumental shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

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Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

Mortality and Expense Risk Fee

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Monumental assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Monumental guarantees a number of payments over a life or joint lives, Monumental assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Monumental assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Monumental assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Monumental assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer.

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Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Architect GLWB Fee

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may

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be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is based on a percentage of the assets of the particular Portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Monumental and TCI
Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.00%
Columbia Funds Variable Insurance Trust	0.20%
Credit Suisse Trust	0.20%
DFA Investment Dimensions Group Inc.	0.00%
Federated Insurance Series	0.25%
Fidelity Variable Insurance Products Fund	0.10%
Nationwide Variable Investment Trust	0.25%
Vanguard Variable Trust	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Variable Trust	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by our affiliate Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $106,983.73 from TAM pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the business day that Monumental receives your request for a full withdrawal, the amount payable is

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the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Monumental form to our Administrative and Service Office.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Monumental have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of your cumulative earnings in that option are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to your cumulative earnings each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements for Qualified Policies; and

•	Systematic Payout Option payments, which do not exceed 10% of total Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Monumental will pay cash withdrawals within seven business days after receipt (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Monumental with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Monumental to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

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7. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in by giving us notice with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Monumental receives notice of it require prior approval. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Monumental will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Monumental reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis, however, if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which may be from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you choose which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency Cash®

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feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule) You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

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Other Annuity Payment Options may be arranged by agreement with Monumental. Some Annuity Payment Options may not be available in all states.

If your Policy is a Qualified Policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Monumental informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Monumental determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Monumental will assume that you chose the Payment Option 2—Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity

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Payment Option based on the performance of that Subaccount.

•

Monumental reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Monumental may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Monumental’s consent.

•	At the time Monumental calculates your fixed Annuity Payments, Monumental may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Monumental informed of the Payee’s most current address of record.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the Accumulation Phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the Policy; and

•	you die before the Annuity Commencement Date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the Annuity Commencement Date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die prior to the Annuity Commencement Date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the Policy within five years of your death for the Adjusted Policy Value minus any applicable rider fees. Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the Annuity

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Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you (owner) are receiving annuity payments under the Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greatest of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information at our Administrative and Service Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

The Annual Step-Up Death Benefit is:

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a qualified policy, minimum required distribution rules may require you to request a partial surrender.

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9. TAXES

Introduction

The following discussion of annuity taxation is general in nature and is based on Monumental’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Monumental then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Monumental divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments

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represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Monumental has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Monumental withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Monumental of that election. In certain situations, Monumental will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

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Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.))

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Monumental reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

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Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Monumental will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2 , severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Foreign Tax Credits

We may benefit from any foreign tax credits attributes to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy. We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

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10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the Accumulation Phase) to receive regular payments from your Policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your Premium Payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Any payment from a Guaranteed Period Option in excess of the cumulative interest credited at the time of the payment may be subject to an Excess Interest Adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions at our Administrative and Service Office. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	Diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

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Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Monumental will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, Rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

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A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Architect Guaranteed Lifetime Withdrawal Benefit

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You are also limited in the amount of your policy value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately

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following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. You could withdraw up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your policy value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your policy value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to an excess interest adjustment;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains

37

zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value. However, once your policy value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed. Withdrawals after the policy value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All policy value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
≥ 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to the total withdrawal base

38

on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or policy value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your policy value to one or more of the following designated investment choices:

Non-Equity:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio Fixed Account

Equity:

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA –VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated American Leaders Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio

Fidelity – VIP Mid Cap Portfolio

Fidelity – VIP Value Strategies Portfolio

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Capital Guardian Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International Small Cap

Wanger U.S. Smaller Companies

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

39

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your policy value in all designated investment choices in the “equity” category, divided by the total policy value. You cannot have more than your maximum equity percentage in “equity” investment choices.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your policy value in the designated investment choices to maintain your desired asset allocation. The amount of policy value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in policy value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your policy value in “designated investment choices” in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the policy value during the 30 day period following each rider anniversary, by sending us written notice. The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of such systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

if at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

40

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of policy value in each designated investment choice.

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your policy value if the total withdrawal base is higher than your policy value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 91 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 91 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your policy value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your policy value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your mandatory annuitization date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a mandatory annuitization date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11. OTHER INFORMATION

Monumental Life Insurance Company

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Monumental is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA

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is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Separate Account VA CC

The Separate Account was established by Monumental on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Monumental owns the assets of the Separate Account, and the obligations under the Policy are obligations of Monumental. These assets are held separately from the other assets of Monumental and are not chargeable with liabilities incurred in any other business operation of Monumental (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Monumental will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Monumental. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Monumental’s general account assets or any other separate account Monumental maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Monumental’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are licensed as investment advisers under the federal securities laws and that charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules of the Financial Industry Regulatory Authority, we and/or ISI or another affiliates may provide promotional incentives in the

42

form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may share the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund, and we will treat the Policy as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. We will pay the refund within seven days after we receive your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period. If state law requires, we will refund your original premium payment(s).

Reinstatements

Monumental occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Monumental will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Monumental). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Monumental will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Monumental will vote Fund shares as to which no timely instructions are received and those shares held by Monumental as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the

43

applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

Please note that it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited before such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments

Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another portfolio of the funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Monumental’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Monumental may establish new subaccounts when marketing, tax, investment, or other conditions so warrant. Monumental will make any new Portfolios available to existing Policy Owners on a basis Monumental will determine. Monumental may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Monumental may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company and Peoples Benefit Life Insurance Company and the audited financial statements of the Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® Policy Owners (as well as the Independent Registered Public Accounting Firms’ Reports on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as independent registered public accounting firm for Monumental and the Subaccounts of the Separate Account which are available for investment by Advisor’s Edge® Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Monumental, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Monumental believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or on the ability of TCI, to perform under its principal underwriting agreement, or on the ability of Monumental to meet its obligations under the policy.

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TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY—GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF MONUMENTAL

STATE REGULATION OF MONUMENTAL

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

ADMINISTRATIVE SERVICES CONTRACT

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.228196 1.260418 1.078659 1.000	$ $ $ $	1.299417 1.228196 1.260418 1.078659	767,543.052 212,157.370 129,069.005 4,104.603
Transamerica Asset Allocation - Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.436100 1.248926 1.118828 1.000	$ $ $ $	1.538963 1.436100 1.248926 1.118828	771,284.336 700,412.105 119,059.197 114,238.364
Transamerica Asset Allocation - Moderate VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.293739 1.166896 1.092010 1.000	$ $ $ $	1.388981 1.293739 1.166896 1.092010	313,286.324 133,521.853 66,486.533 0.000
Transamerica Asset Allocation Moderate Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.377156 1.216429 1.112818 1.000	$ $ $ $	1.476567 1.377156 1.216429 1.112818	464,639.928 903,987.927 581,103.580 0.000
Transamerica Capital Guardian Global VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.365802 1.201278 1.096300 1.000	$ $ $ $	1.443946 1.365802 1.201278 1.096300	279,736.291 67,247.831 192,187.553 146,491.514
Transamerica Capital Guardian Value VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.416542 1.222622 1.141348 1.000	$ $ $ $	1.320227 1.416542 1.222622 1.141348	381,026.393 286,064.508 346,866.951 284832.704
Transamerica Clarion Global Real Estate Securities VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004	$ $ $ $	2.175950 1.537803 1.362646 1.000	$ $ $ $	2.018884 2.175950 1.537803 1.362646	513,184.297 252,119.533 154,572.954 161,625.168
Transamerica JPMorgan Enhanced Index VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004	$ $ $ $	1.295117 1.129319 1.097549 1.000	$ $ $ $	1.346440 1.295117 1.129319 1.097549	331,287.149 93,601.166 69,603.889 40,111.820
Transamerica Legg Mason Partners All Cap VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.308160 1.109463 1.071846 1.000	$ $ $ $	1.314449 1.308160 1.109463 1.071846	0.000 0.000 0.000 0.000
Transamerica MFS International Equity VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.542705 1.260418 1.122870 1.000	$ $ $ $	1.674640 1.542705 1.260418 1.122870	379,399.884 258,477.899 129,069.005 36,078.514
Transamerica PIMCO Total Return VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.097177 1.058625 1.040208 1.000	$ $ $ $	1.188790 1.097177 1.058625 1.040208	5,077,216.956 3,164,946.110 1,721,066.694 561,646.080
Transamerica T. Rowe Price Small Cap VP - Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.954575 1.000	$ $	1.040547 0.954575	262,101.974 44,719.318
Transamerica Templeton Global VP - Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004	$ $ $ $	1.378121 1.166496 1.091382 1.000	$ $ $ $	1.579485 1.378121 1.166496 1.091382	58,543.932 58,948.384 33,111.745 0.000

46

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Equity VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.401632 1.296355 1.118505 1.000	$ $ $ $	1.620935 1.401632 1.296355 1.118505	1,201,079.421 1,342,656.752 729,190.869 210,858.102
Transamerica Growth Opportunities VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.295836 1.239692 1.072453 1.000	$ $ $ $	1.586218 1.295836 1.239692 1.072453	68,324.891 40,884.179 16,959.235 4,043.313
Transameica Science and Technology VP - Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006 2005 2004	$ $ $ $	1.100615 1.095638 1.079402 1.000	$ $ $ $	1.453071 1.100615 1.095638 1.079402	0.000 0.000 0.000 0.000
Transamerica Value Balanced VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.325130 1.155920 1.090382 1.000	$ $ $ $	1.406358 1.325130 1.155920 1.090382	163,383.861 80,931.038 64,044.912 0.000
Transamerica Van Kampen Active International Allocation VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004	$ $ $ $	1.596045 1.299360 1.148143 1.000	$ $ $ $	1.834932 1.596045 1.299360 1.148143	702,492.581 448,649.730 127,803.009 8,830.040
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.260225 1.152927 1.077895 1.000	$ $ $ $	1.535703 1.260225 1.152927 1.077895	149,848.957 18,455.707 25,335.923 2,180.440
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.228466 1.139690 1.105608 1.000	$ $ $ $	1.464765 1.228466 1.139690 1.105608	0.000 0.000 0.000 0.000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.182149 1.203577 1.084054 1.000	$ $ $ $	1.324518 1.182149 1.203577 1.084054	2,644.553 2,648.935 2,517.732 0.000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.232274 1.247020 1.091803 1.000	$ $ $ $	1.392334 1.232274 1.247020 1.091803	0.000 0.000 0.000 65,072.971
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2007 2006 2005 2004	$ $ $ $	1.228771 1.099205 1.076070 1.000000	$ $ $ $	1.386478 1.228771 1.099205 1.076070	1,182,081.281 681,678.979 193,994.486 7,878.795
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2007 2006 2005 2004	$ $ $ $	1.579328 1.338342 1.145856 1.000	$ $ $ $	1.831302 1.579328 1.338342 1.145856	662,359.317 289,273.723 83,259.549 0.000
Credit Suisse - Small Cap Core I Portfolio Subaccount Inception Date March 31, 1997	2007 2006 2005 2004	$ $ $ $	1.077381 1.033993 1.068290 1.000	$ $ $ $	1.062526 1.077381 1.033993 1.068290	1,136,968.311 734,179.746 166,867.105 8,224.089
DFA - VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2007 2006 2005 2004	$ $ $ $	1.071359 1.038489 1.026981 1.000	$ $ $ $	1.123164 1.071359 1.038489 1.026981	24,702,782.312 17,043,022.035 10,115,002.707 1,609,345.206
DFA - VA International Small Portfolio Subaccount Inception Date October 6, 1995	2007 2006 2005 2004	$ $ $ $	1.781597 1.435123 1.184747 1.000	$ $ $ $	1.888752 1.781597 1.435123 1.184747	9,642,915.761 7,277,921.656 3,701,880.900 1,079,399.615
DFA - VA International Value Portfolio Subaccount Inception Date October 3, 1995	2007 2006 2005 2004	$ $ $ $	1.865555 1.394929 1.204565 1.000	$ $ $ $	2.054780 1.865555 1.394929 1.204565	13,536,723.446 10,118,581.452 4,527,535.821 1,098,010.563

47

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA - VA U.S. Large Value Portfolio(4) Subaccount Inception Date January 18,1995	2007 2006 2005 2004	$ $ $ $	1.484593 1.245911 1.142164 1.000	$ $ $ $	1.432980 1.484593 1.245911 1.142164	23,325,121.638 17,079,139.960 7,959,434.213 1,623,268.250
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2007 2006 2005 2004	$ $ $ $	1.059756 1.018433 1.002169 1.000	$ $ $ $	1.106381 1.059756 1.018433 1.002169	18,693,052.664 11,502,798.007 4,844,887.820 1,690,345.121
DFA - VA U.S. Targeted Value Portfolio(5) Subaccount Inception Date October 6, 1995	2007 2006 2005 2004	$ $ $ $	1.497585 1.244835 1.181284 1.000	$ $ $ $	1.281459 1.497585 1.244835 1.181284	17,571,178.740 11,778,721.252 6,557,739.077 1,481,443.695
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.173250 1.082694 1.053324 1.000	$ $ $ $	1.254242 1.173250 1.082694 1.053324	137,910.231 137,922.169 137,941.974 0.000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.227080 1.061729 1.025329 1.000	$ $ $ $	1.303950 1.227080 1.061729 1.025329	24,194.822 35,276.271 8,736.937 2,157.417
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2007 2006 2005 2004	$ $ $ $	1.326432 1.141798 1.093156 1.000	$ $ $ $	1.191647 1.326432 1.141798 1.093156	619,586.234 348,736.811 316,898.210 221,091.824
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2007 2006 2005 2004	$ $ $ $	1.336351 1.161939 1.099232 1.000	$ $ $ $	1.382658 1.336351 1.161939 1.099232	113,609.061 243,287.978 23,809.132 15,878.293
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2007 2006 2005 2004	$ $ $ $	1.085483 1.048066 1.032882 1.000	$ $ $ $	1.147364 1.085483 1.048066 1.032882	869,805.893 729,479.406 505,328.404 9,986.555
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2007 2006 2005 2004	$ $ $ $	1.214340 1.101934 1.079295 1.000	$ $ $ $	1.249061 1.214340 1.101934 1.079295	1,705,968.465 1,201,066.626 1,108,773.511 236,889.337
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2007 2006 2005 2004	$ $ $ $	1.065016 1.024237 1.002774 1.000	$ $ $ $	1.109538 1.065016 1.024237 1.002774	6,289,166.390 3,442,728.615 1,587,529.153 597,816.500
Fidelity - VIP Contrafund® Portfolio - Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.036620 1.000	$ $	1.212285 1.036620	4,029,763.806 341,351.166
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.613357 1.439409 1.223374 1.000	$ $ $ $	1.855218 1.613357 1.439409 1.223374	366,047.285 187,297.812 65,050.705 46,012.045
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.330520 1.149967 1.126292 1.000	$ $ $ $	1.398968 1.330520 1.149967 1.126292	383,091.488 41,272.189 1,921.173 0.000
Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2007 2006 2005 2004	$ $ $ $	2.064819 1.542746 1.179473 1.000	$ $ $ $	2.946926 2.064819 1.542746 1.179473	1,550,113.773 1,331,971.165 490,060.775 277,782.740
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.227652 1.166665 1.045499 1.000	$ $ $ $	1.419286 1.227652 1.166665 1.045499	9,658.3 13 17,730.434 0.000 0.000

48

0.55%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.423446 1.173049 1.096953 1.000	$ $ $ $	1.629572 1.423446 1.173049 1.096953	26,187.693 26,189.754 24,170.557 10,805.935
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004	$ $ $ $	1.334567 1.029715 1.062001 1.000	$ $ $ $	1.530125 1.334567 1.140132 1.062001	20,163.653 22,421.699 18,917.450 4,854.719
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.310847 1.139110 1.092958 1.000	$ $ $ $	1.373795 1.310847 1.139110 1.092958	14,535,424.379 7,478,645.559 3,858,975.816 1,052,682.307
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.517423 1.341289 1.183281 1.000	$ $ $ $	1.601737 1.517423 1.341289 1.183281	2,836,507.862 1,429,823.986 1,013,469.352 380,084.611
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	2.002473 1.492233 1.341632 1.000	$ $ $ $	1.660857 2.002473 1.492233 1.341632	2,999,281.905 1,654,504.201 1,010,789.382 578,009.324
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.074433 1.029715 1.012584 1.000	$ $ $ $	1.132937 1.074433 1.029715 1.012584	8,905,675.191 5,888,569.171 2,464,231.921 363,467.388
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004	$ $ $ $	1.097566 1.058026 1.038902 1.000	$ $ $ $	1.167765 1.097566 1.058026 1.038902	10,869,457.595 5,572,693.009 1,813,910.816 969,309.680
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2007 2006 2005 2004	$ $ $ $	2.009822 1.473344 1.219009 1.000	$ $ $ $	2.324809 2.009822 1.473344 1.219009	597,433.784 797,593.401 631,226.179 17,144.274
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2007 2006 2005 2004	$ $ $ $	1.376751 1.283262 1.159786 1.000	$ $ $ $	1.442963 1.376751 1.283262 1.159786	1,635,285.301 1,315,856.373 822,085.042 328,296.201
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2007 2006 2005 2004	$ $ $ $	1.582839 1.375293 1.186971 1.000	$ $ $ $	1.563184 1.582839 1.375293 1.186971	127,056.318 82,764.543 23,674.028 1,183.966

49

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.366831 1.263237 1.201594 1.101791 0.902 1.000	$ $ $ $ $ $	1.445371 1.366831 1.263237 1.201594 1.101791 0.902	914,905.571 405,961.734 652,110.708 313,270.422 237,702.677 20,998
Transamerica Asset Allocation - Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.532194 1.333147 1.194875 1.052733 0.810 1.000	$ $ $ $ $ $	1.641113 1.532194 1.333147 1.194875 1.052733 0.810	894,494.656 931,646.130 576,930.522 489,072.766 411,028.790 66,502
Transamerica Asset Allocation - Moderate VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.420274 1.281661 1.200004 1.083738 0.873 1.000	$ $ $ $ $ $	1.524062 1.420274 1.281661 1.200004 1.083738 0.873	1,039,087.630 601,669.477 311,017.523 274,797.304 111,467.237 20,619
Transamerica Asset Allocation Moderate Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.489372 1.316193 1.204683 1.067366 0.844 1.000	$ $ $ $ $ $	1.596080 1.489372 1.316193 1.204683 1.067366 0.844	326,798.342 251,018.364 341,836.416 262,148.789 183,807.344 43,966
Transamerica Capital Guardian Global VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.364002 1.200294 1.095938 1.000	$ $ $ $	1.441323 1.364002 1.200294 1.095938	233,146.729 259,399.816 163,572.526 52,010.872
Transamerica Capital Guardian Value VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.414701 1.221635 1.140977 1.000	$ $ $ $	1.317857 1.414701 1.221635 1.140977	576,582.183 684,753.788 436,805.608 236,562.925
Transamerica Clarion Global Real Estate Securities VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	3.031960 2.143834 1.900589 1.439114 1.067 1.036 1.000	$ $ $ $ $ $ $	2.811696 3.031960 2.143834 1.900589 1.439114 1.067 1.036	736,226.791 640,917.766 675,836.713 727,653.238 733,552.025 722,298 187,187
Transamerica JPMorgan Enhanced Index VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.179951 1.029409 1.000939 0.907020 0.708 0.944 1.000	$ $ $ $ $ $ $	1.226094 1.179951 1.029409 1.000939 0.907020 0.708 0.944	1,648,547.171 1,749,593.371 1,748,694.477 1,470,499.107 1,289,513.133 826,647 427,925
Transamerica Legg Mason Partners All Cap VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.296407 1.100038 1.063273 0.980088 0.730 0.975 1.000	$ $ $ $ $ $ $	1.301988 1.296407 1.100038 1.063273 0.980088 0.730 0.975	78,708.808 120,426.511 190,998.034 198,657.186 172,997.132 78,818 56,035
Transamerica MFS International Equity VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.545403 1.263237 1.125943 0.990624 0.795 1.000	$ $ $ $ $ $	1.676726 1.545403 1.263237 1.125943 0.990624 0.795	657,198.793 643,958.090 652,110.708 488,193.938 323,170.471 121,922

50

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica PIMCO Total Return VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.207246 1.165404 1.145696 1.103003 1.058 1.000	$ $ $ $ $ $	1.307403 1.207246 1.165404 1.145696 1.103003 1.058	12,842,233.501 10,243,118.891 5,511,284.618 3,858,224.303 2,808,699.748 1,477,661
Transamerica T. Rowe Price Small Cap VP - Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.954257 1.000	$ $	1.039682 0.954257	56,242.969 23,017.472
Transamerica Templeton Global VP - Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.625512 1.376581 1.288575 1.184293 0.940 1.000	$ $ $ $ $ $	1.862100 1.625512 1.376581 1.288575 1.184293 0.940	37,862.758 75,648.834 107,540.051 104,434.102 38,370.186 100
Transamerica Equity VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.393250 1.289246 1.112931 0.966804 0.741 0.959 1.000	$ $ $ $ $ $ $	1.610425 1.393250 1.289246 1.112931 0.966804 0.741 0.959	2,893,330.671 3,565,858.198 2,216,477.993 1,691,423.840 1,064,371.534 200,435 54,216
Transamerica Growth Opportunities VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.776955 1.700812 1.472085 1.269802 0.974 1.143 1.000	$ $ $ $ $ $ $	2.174065 1.776955 1.700812 1.472085 1.269802 0.974 1.143	351,117.520 436,853.221 450,809.454 343,598.168 165,504.716 184,834 1,000
Transamerica Science and Technology VP - Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.515872 1.509765 1.488122 1.385401 0.923 1.000	$ $ $ $ $ $	2.000325 1.515872 1.509765 1.488122 1.385401 0.923	760.894 759.445 21,067.345 20,901.016 16,459.453 100
Transamerica Small/Mid Cap Value VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.799226 1.533199 1.358181 1.174384 0.619 1.029 1.000	$ $ $ $ $ $ $	2.230889 1.799226 1.533199 1.358181 1.174384 0.619 1.029	96,532.594 127,852.940 145,973.421 168,398.455 227,529.638 290,558 233,982
Transamerica Value Balanced VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.412602 1.232834 1.163516 1.064466 0.891 1.000	$ $ $ $ $ $	1.498442 1.412602 1.232834 1.163516 1.064466 0.891	606,829.688 493,659.240 566,947.057 533,575.216 140,134.754 45,816
Transamerica Van Kampen Active International Allocation VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.609681 1.311116 1.159115 1.004892 0.761 0.922 1.000	$ $ $ $ $ $ $	1.849693 1.609681 1.311116 1.159115 1.004892 0.761 0.922	725,415.968 760,106.648 745,724.485 790,973.401 697,640.710 837,581 395,120

51

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.921024 0.843017 0.788542 0.740403 0.581 0.873 1.000	$ $ $ $ $ $ $	1.121797 0.921024 0.843017 0.788542 0.740403 0.581 0.873	207,691.644 131,113.958 155,540.780 351,969.314 335,094.522 167,372 28,739
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.880626 0.817392 0.793346 0.759480 0.531 0.919 1.000	$ $ $ $ $ $ $	1.049489 0.880626 0.817392 0.793346 0.759480 0.531 0.919	0.000 0.000 31,675.168 80,852.102 164,566.234 32,675 1,000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.087065 1.107301 0.997825 0.876476 0.655 0.918 1.000	$ $ $ $ $ $ $	1.217380 1.087065 1.107301 0.997825 0.876476 0.655 0.918	153,193.721 249,662.030 324,065.707 377,872.418 292,951.615 95,318 20,943
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.959075 0.971038 0.850602 0.789806 0.644 0.937 1.000	$ $ $ $ $ $ $	1.083110 0.959075 0.971038 0.850602 0.789806 0.644 0.937	68,095.521 68,692.814 158,414.895 18,256.315 57,870.598 118,509 41,541
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.315267 1.177162 1.152953 1.040451 0.726000 0.965000 1.000000	$ $ $ $ $ $ $	1.483337 1.315267 1.177162 1.152953 1.040451 0.726000 0.965000	1,135,288.563 950,455.376 1,011,972.692 853,497.860 645,130.767 481,351.000 19,321.000
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.546850 1.311478 1.123422 0.759480 0.745 0.937 1.000	$ $ $ $ $ $ $	1.792755 1.546850 1.311478 1.123422 0.759480 0.745 0.937	837,623.269 871,620.309 859,178.572 624,363.427 439,891.647 300,531 4,922
Credit Suisse - Small Cap Core I Portfolio Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.120380 1.075796 1.112038 1.009053 0.683 1.037 1.000	$ $ $ $ $ $ $	1.104381 1.120380 1.075796 1.112038 1.009053 0.683 1.037	858,616.047 779,223.823 751,126.357 701,797.630 675,552.056 493,136 150,851
DFA - VA Global Bond Portfolio Subaccount Inception Date January 18,1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.224054 1.187062 1.174465 1.149659 1.125 1.029 1.000	$ $ $ $ $ $ $	1.282597 1.224054 1.187062 1.174465 1.149659 1.125 1.029	26,949,369.011 23,559,803.482 21,066,500.669 15,922,163.147 9,384,152.959 5,193,758 1,312,326

52

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA - VA International Small Portfolio Subaccount Inception Date October 6, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.712059 2.185709 1.805267 1.408442 0.899 0.875 1.000	$ $ $ $ $ $ $	2.873746 2.712059 2.185709 1.805267 1.408442 0.899 0.875	8,619,751.111 8,935,169.349 9,183,697.611 8,468,912.058 5,030,462.442 3,423,422 823,686
DFA - VA International Value Portfolio Subaccount Inception Date October 3, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.393895 1.790869 1.547241 1.228331 0.823 0.906 1.000	$ $ $ $ $ $ $	2.635388 2.393895 1.790869 1.547241 1.228331 0.823 0.906	14,508,225.962 14,730,747.916 15,011,306.402 13,113,305.351 9,099,983.262 6,090,296 1,319,039
DFA - VA U.S. Large Value Portfolio(4) Subaccount Inception Date January 18,1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.509153 1.267152 1.162208 0.995999 0.745 0.941 1.000	$ $ $ $ $ $ $	1.455961 1.509153 1.267152 1.162208 0.995999 0.745 0.941	31,982,901.137 30,769,461.239 28,072,051.518 23,621,839.297 15,889,251.813 9,760,461 2,209,620
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.128000 1.084541 1.067822 1.065931 1.058 1.026 1.000	$ $ $ $ $ $ $	1.177000 1.128000 1.084541 1.067822 1.065931 1.058 1.026	24,263,588.606 20,761,155.376 19,389,443.774 15,560,121.201 10,159,183.732 5,860,311 1,689,342
VA U.S. Targeted Value Portfolio(5) Subaccount Inception Date October 6, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.377255 1.977030 1.877030 1.533537 0.928 1.046 1.000	$ $ $ $ $ $ $	2.033141 2.377255 1.977030 1.877030 1.533537 0.928 1.046	16,266,491.543 15,741,507.942 15,558,939.518 12,784,226.454 9,157,566.110 7,112,893 1,283,377
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.936879 0.865002 0.841950 0.799523 0.640 0.908 1.000	$ $ $ $ $ $ $	1.001055 0.936879 0.865002 0.841950 0.799523 0.640 0.908	276,189.135 327,848.713 350,911.590 382,814.029 169,891.975 22,113 1,000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.185254 1.026056 0.991372 0.951686 0.792 0.959 1.000	$ $ $ $ $ $ $	1.258881 1.185254 1.026056 0.991372 0.951686 0.792 0.959	169,206.815 252,375.891 322,903.049 434,587.218 666,054.068 379,826 98,828
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.271239 1.094828 1.048705 0.961029 0.757 0.955 1.000	$ $ $ $ $ $ $	1.141490 1.271239 1.094828 1.048705 0.961029 0.757 0.955	1,184,510.082 1,370,498.954 1,469,363.305 1,538,677.907 1,588,538.018 1,516,138 726,101

53

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.096899 0.954206 0.903168 0.826580 0.689 0.912 1.000	$ $ $ $ $ $ $	1.134336 1.096899 0.954206 0.903168 0.826580 0.689 0.912	65,111.248 92,807.342 85,042.887 29,405.922 88,578.104 64,907 80,523
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.231956 1.190079 1.173397 1.139328 1.120 1.033 1.000	$ $ $ $ $ $ $	1.301550 1.231956 1.190079 1.173397 1.139328 1.120 1.033	2,514,989.417 2,399,960.916 2,423,994.740 1,851,148.927 1,734,568.805 1,896,903 732,600
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.498456 1.360432 1.333153 1.214176 0.999 0.992 1.000	$ $ $ $ $ $ $	1.540537 1.498456 1.360432 1.333153 1.214176 0.999 0.992	2,697,939.881 2,597,521.938 2,735,412.842 3,690,140.363 3,794,609.112 1,585,753 279,514
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.085019 1.044001 1.022638 1.020480 1.020 1.012 1.000	$ $ $ $ $ $ $	1.129819 1.085019 1.044001 1.022638 1.020480 1.020 1.012	6,848,408.764 4,945,100.695 4,639,408.822 3,867,753.698 3,892,259.552 8,205,653 4,627,192
Fidelity - VIP Contrafund® Portfolio - Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.036286 1.000	$ $	1.211275 1.036286	2,580,137.249 665,319.393
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.611228 1.438221 1.222968 1.000	$ $ $ $	1.851845 1.611228 1.438221 1.222968	669130.213 747,022.702 501,964.739 89,625.850
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.328766 1.149027 1.125929 1.000	$ $ $ $	1.396422 1.328766 1.149027 1.125929	184,672.851 199,915.126 164,806.654 110,156.286
Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.882324 2.154623 1.648088 1.384188 0.872 0.971 1.000	$ $ $ $ $ $ $	4.111621 2.882324 2.154623 1.648088 1.384188 0.872 0.971	1,063,783.168 1,336,122.310 1,066,742.833 783,476.002 534,117.748 421,990 49,029
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.085675 1.032250 0.925493 0.859676 0.637 0.959 1.000	$ $ $ $ $ $ $	1.254527 1.085675 1.032250 0.925493 0.859676 0.637 0.959	42,640.852 42,887.590 79,132.589 71,488.351 51,422.118 43,840 19,800
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.285166 1.059610 0.991361 0.899621 0.628 0.991 1.000	$ $ $ $ $ $ $	1.470529 1.285166 1.059610 0.991361 0.899621 0.628 0.991	36,365.724 39,638.944 50,303.562 85,712.103 69,644.954 24,926 26,548

54

0.60%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.079598 0.922763 0.859954 0.833190 0.616 0.909 1.000	$ $ $ $ $ $ $	1.237175 1.079598 0.922763 0.859954 0.833190 0.616 0.909	18,726.283 44,931.786 51,527.536 82,141.928 55,582.035 20,939 12,997
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.376361 1.196627 1.148713 1.042940 0.817 1.000	$ $ $ $ $ $	1.441734 1.376361 1.196627 1.148713 1.042940 0.817	18,542,352.157 15,564,397.558 13,879,232.891 13,328,664.848 8,121,760.396 3,734,097
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.628114 1.439836 1.270854 1.062613 0.797 1.000	$ $ $ $ $ $	1.717725 1.628114 1.439836 1.270854 1.062613 0.797	3,169,088.568 3,15,649.428 2,953,824.921 1,919,259.914 1,166,225.739 409,519
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	2.451572 1.827797 1.644141 1.267349 0.941 1.000	$ $ $ $ $ $	2.032337 2.451572 1.827797 1.644141 1.267349 0.941	4,166,086.334 4,868,947.434 4,672,816.793 4,242,532.165 3,222,018.073 1,619,996
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.157676 1.110001 1.092107 1.076457 1.046 1.000	$ $ $ $ $ $	1.220091 1.157676 1.110001 1.092107 1.076457 1.046	10,219,726.445 9,232,343.425 8,038,430.648 5,604,990.353 3,653,958.373 1,239,776
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.200526 1.157846 1.137478 1.098159 1.062 1.000	$ $ $ $ $ $	1.276682 1.200526 1.157846 1.137478 1.098159 1.062	8,068,817.301 6,872,470.880 5,230,831.039 3,432,334.135 2,032,328.432 753,412
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.305467 1.690910 1.399715 1.080928 0.730 0.853 1.000	$ $ $ $ $ $ $	2.665470 2.305467 1.690910 1.399715 1.080928 0.730 0.853	1,018,126.456 1,285,950.183 1,200,334.402 944,530.961 631,039.327 397,408 91,651
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.664632 1.552374 1.403700 1.193356 0.838 1.014 1.000	$ $ $ $ $ $ $	1.743814 1.664632 1.552374 1.403700 1.193356 0.838 1.014	2,166,217.193 2,622,777.565 2,390,531.848 1,991,761.308 1,706,191.113 1,270,439 387,646
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.582877 1.376012 1.188178 1.023686 0.744 0.974 1.000	$ $ $ $ $ $ $	1.562428 1.582877 1.376012 1.188178 1.023686 0.744 0.974	202,117.306 529,958.444 676,733.660 664,566.240 854,092.940 867,367 167,722

55

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.363670 1.254054 1.199995 1.100876 0.901 1.000	$ $ $ $ $ $	1.441314 1.363670 1.254054 1.199995 1.100876 0.901	145,682.511 145,682.511 145,682.511 145,683 161,869.457 161,969
Transamerica Asset Allocation - Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.528654 1.330735 1.193301 1.051863 0.809 1.000	$ $ $ $ $ $	1.636511 1.528654 1.330735 1.193301 1.051863 0.809	0.000 0.000 0.000 0.000 0.000 100
Transamerica Asset Allocation - Moderate VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.416973 1.279315 1.198397 1.082823 0.873 1.000	$ $ $ $ $ $	1.519777 1.416973 1.279315 1.198397 1.082823 0.873	11,064.385 11,064.385 11,071.539 11,,072 0.000 100
Transamerica Asset Allocation Moderate Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.485941 1.313821 1.23103 1.066490 0.844 1.000	$ $ $ $ $ $	1.591599 1.485941 1.313821 1.23103 1.066490 0.844	7,784.263 1,253,257.564 1,289,440.122 1,312,266 1,026,859.772 100
Transamerica Capital Guardian Global VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.362207 1.199291 1.095576 1.000	$ $ $ $	1.438705 1.362207 1.199291 1.095576	43,183.029 43,363.849 43,556.726 43,756
Transamerica Capital Guardian Value VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.412828 1.220615 1.140603 1.000	$ $ $ $	1.315447 1.412828 1.220615 1.140603	46,307.117 46,101.248 46,030.911 41,913
Transamerica Clarion Global Real Estate Securities VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	37.335227 26.412035 23.426754 17.747415 13.160 12.785 11.558 8.998 10.000	$ $ $ $ $ $ $ $ $	34.605654 37.335227 26.412035 23.426754 17.747415 13.160 12.785 11.558 8.998	48,929.184 71,414.071 81,719.962 111,270 171,570 172,881 181,945 114,722 54,834
Transamerica JP Morgan Enhanced Index VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	14.790720 12.909972 12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002 10.00	$ $ $ $ $ $ $ $ $ $ $	15.361466 14.790720 12.909972 12.559244 11.386439 8.888 11.863 13.566 15.328 13.057 10.002	295,275.233 347,294.095 442,623.782 420,976 665,507 497,933 605,185 641,465 434,242 272,747 34,587
Transamerica Legg Mason Partners All Cap VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.292862 1.097576 1.061410 0.978856 0.729 0.975 1.000	$ $ $ $ $ $ $	1.297769 1.292862 1.097576 1.061410 0.978856 0.729 0.975	5,517.439 5,517.439 5,517.439 12,446 92,510.213 6,517 6,517

56

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica MFS International Equity VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.541803 1.260924 1.124436 0.989796 0.795 1.000	$ $ $ $ $ $	1.671990 1.541803 1.260924 1.124436 0.989796 0.795	90,124.072 123,725.155 129,637.320 158,465 64,880.955 19,305
Transamerica PIMCO Total Return VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.204464 1.163292 1.144186 1.102095 1.057 1.000	$ $ $ $ $ $	1.303739 1.204464 1.163292 1.144186 1.102095 1.057	1,781,631.119 1,782,437.953 653,795.094 355,941 465,901.044 313,392
Transamerica T. Rowe Price Small Cap VP - Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.953944 1.000000	$ $	1.038825 0.953944	0.000 0.000
Transamerica Templeton Global VP - Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	1.621898 1.374199 1.286979 8.828406 7.209 9.809 12.797 15.620 10.000	$ $ $ $ $ $ $ $ $	1.857028 1.621898 1.374199 1.286979 8.828406 7.209 9.809 12.797 15.620	165,777.304 283,549.045 309,543.800 346,499 66,025.152 115,687 161,472 260,965 155,589
Transamerica Equity VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	1.389423 1.286344 1.110971 7.406285 5.522 8.473 10.207 14.961 10.000	$ $ $ $ $ $ $ $ $	1.605203 1.389423 1.286344 1.110971 7.406285 5.522 8.473 10.207 14.961	2,170,738.483 2,914,463.375 1,542,179.343 1,379,374 308,368.183 291,327 237,429 293,373 64,889
Transamerica Growth Opportunities VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.772079 1.696982 1.469491 1.268203 0.973 1.143 1.000	$ $ $ $ $ $ $	2.167018 1.772079 1.696982 1.469491 1.268203 0.973 1.143	64,387.682 68,094.726 67,450.036 69,339 49,123.604 45,054 1,000
Transamerica Science and Technology VP - Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.512489 1.507139 1.486724 1.384378 0.923 1.000	$ $ $ $ $ $	1.994872 1.512489 1.507139 1.486724 1.384378 0.923	0.000 0.000 0.000 0.000 0.000 100
Transamerica Small/Mid Cap Value VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	28.560397 24.349604 21.580876 18.669705 9.847 16.372 12.796 11.600 9.024 9.284 10.000	$ $ $ $ $ $ $ $ $ $ $	35.394843 28.560397 24.349604 21.580876 18.669705 9.847 16.372 12.796 11.600 9.024 9.284	33,728.305 35,228.546 47,453.857 61,703 86,713 155,233 699,984 274,892 201,964 317,784 585

57

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Value Balanced VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	1.409317 1.230580 1.161965 10.655504 8.747 9.842 10.128 10.592 10.000	$ $ $ $ $ $ $ $ $	1.494206 1.409317 1.230580 1.161965 10.655504 8.747 9.842 10.128 10.592	630,205.547 711,677.126 794,645.441 976,395 101,236 94,464 98,753 105,157 14,628
Transamerica Van Kampen Active International Allocation VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	15.003550 12.226714 10.814525 9.380292 7.109 8.618 11.258 13.862 10.541 9.191 10.000	$ $ $ $ $ $ $ $ $ $ $	17.231985 15.003550 12.226714 10.814525 9.380292 7.109 8.618 11.258 13.862 10.541 9.191	102,172.071 131,385.426 180,498.351 202,778 245,313 460,527 607,891 483,666 366,344 145,782 24,827
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.918490 0.841117 0.787151 0.739462 0.581 0.873 1.000	$ $ $ $ $ $ $	1.118155 0.918490 0.841117 0.787151 0.739462 0.581 0.873	28,091.044 28,619.591 28,658.394 28,255 26,700.574 41,547 25,642
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.878196 0.815530 0.791931 0.758513 0.531 0.918 1.000	$ $ $ $ $ $ $	1.046062 0.878196 0.815530 0.791931 0.758513 0.531 0.918	14,129.674 14,126.907 14,129.674 14,130 14,129.674 15,130 1,000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.084070 1.104812 0.996080 0.875372 0.654 0.918 1.000	$ $ $ $ $ $ $	1.213422 1.084070 1.104812 0.996080 0.875372 0.654 0.918	29,369.838 32,061.679 32,268.688 39,938 0.000 1,000 1,000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.956428 0.968833 0.849087 0.788790 0.644 0.937 1.000	$ $ $ $ $ $ $	1.079581 0.956428 0.968833 0.849087 0.788790 0.644 0.937	21,691.484 50,029.029 27,404.530 19,619 11,464 55,749 18,708
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	15.978616 14.307909 14.020673 12.658764 8.840000 11.752000 13.147000 13.988000 9.507000 11.571000 10.000000	$ $ $ $ $ $ $ $ $ $ $	18.011397 15.978616 14.307909 14.020673 12.658764 8.840000 11.752000 13.147000 13.988000 9.507000 11.571000	64,808.103 55,618.011 55,465.068 47,446 57,066 48,960 60,992 49,289 12,554 11,989 7,407

58

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	14.371614 12.190772 10.447810 9.164808 6.931000 8.727000 11.279000 15.319000 10.049000 9.601000 10.000000	$ $ $ $ $ $ $ $ $ $ $	16.647931 14.371614 12.190772 10.447810 9.164808 6.931000 8.727000 11.279000 15.319000 10.049000 9.601000	75,346.904 115,331.171 115,493.190 142,344 167,578 178,990 93,231 140,388 141,359 230,381 106,212
Credit Suisse - Small Cap Core I Portfolio Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	15.643654 15.028516 15.542412 14.110015 9.560000 14.512000 17.391000 21.375000 12.724000 13.183000 10.000000	$ $ $ $ $ $ $ $ $ $ $	15.412515 15.643654 15.028516 15.542412 14.110015 9.560000 14.512000 17.391000 21.375000 12.724000 13.183000	54,858.831 71,095.390 72,471.464 92,015 110,338 131,281 206,863 558,195 275,865 89,528 48,791
DFA - VA Global Bond Portfolio Subaccount Inception Date January 18, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	19.210246 18.638944 18.450519 18.069956 17.693000 16.196000 15.386000 14.565000 14.091000 13.103000 12.235000	$ $ $ $ $ $ $ $ $ $ $	20.118789 19.210246 18.638944 18.450519 18.069956 17.693000 16.196000 15.386000 14.565000 14.091000 13.103000	605,760.590 621,766.141 720,214.342 753,666 809,316 763,636 818,120 683,605 518,872 368,039 346,747
DFA - VA International Small Portfolio Subaccount Inception Date October 6, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	24.792666 19.990937 16.519544 12.894695 8.235000 8.019000 9.078000 9.484000 8.054000 7.708000 10.106000	$ $ $ $ $ $ $ $ $ $ $	26.257613 24.792666 19.990937 16.519544 12.894695 8.235000 8.019000 9.078000 9.484000 8.054000 7.708000	347,460.775 416,369.391 555,959.410 730,401 767,292 884,737 890,072 790,399 784,305 825,132 869,388
DFA - VA International Value Portfolio Subaccount Inception Date October 3, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	31.688212 23.717646 20.501250 16.283703 10.910000 12.026000 14.387000 14.660000 12.092000 10.893000 11.214000	$ $ $ $ $ $ $ $ $ $ $	34.867415 31.688212 23.717646 20.501250 16.283703 10.910000 12.026000 14.387000 14.660000 12.092000 10.893000	403,322.040 494,259.341 655,502.862 864,883 980,021 1,175,767 1,213,708 1,049,264 1,072,798 1,023,764 1,228,043

59

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA - VA U.S. Large Value Portfolio(4) Subaccount Inception Date January 18, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	35.713089 30.001098 27.530251 23.604732 17.667000 22.329000 22.545000 20.831000 20.013000 18.187000 14.165000	$ $ $ $ $ $ $ $ $ $ $	34.437028 35.713089 30.001098 27.530251 23.604732 17.667000 22.329000 22.545000 20.831000 20.013000 18.187000	501,868.069 569,646.587 690,914.775 856,713 897,346 1,031,009 1,103,685 949,034 942,056 859,894 1,062,867
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	14.662905 14.105109 13.894007 13.876360 13.774000 13.372000 12.757000 12.039000 11.620000 11.089000 10.560000	$ $ $ $ $ $ $ $ $ $ $	15.292447 14.662905 14.105109 13.894007 13.876360 13.774000 13.372000 12.757000 12.039000 11.620000 11.089000	823,505.195 787,749.211 899,407.208 960,799 1,160,101 1,121,756 1,109,254 990,473 1,002,680 752,441 862,087
DFA - VA U.S. Targeted Value Portfolio(5) Subaccount Inception Date October 6, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	48.268976 40.162336 38.149891 31.184051 18.888000 21.294000 17.299000 15.832000 14.506000 15.633000 12.063000	$ $ $ $ $ $ $ $ $ $ $	41.261403 48.268976 40.162336 38.149891 31.184051 18.888000 21.294000 17.299000 15.832000 14.506000 15.633000	295,607.924 331,092.435 423,368.472 618,201 717,600 824,097 822,245 772,512 764,208 746,000 864,489
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.934286 0.863032 0.840456 0.798516 0.639000 0.908000 1.000000	$ $ $ $ $ $ $	0.997788 0.934286 0.863032 0.840456 0.798516 0.639000 0.908000	63,967.529 64,567.698 64,567.698 64,568 64,567.698 65,568 1,000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.181988 1.023726 0.989615 0.950483 0.792 0.959 1.000	$ $ $ $ $ $ $	1.254784 1.181988 1.023726 0.989615 0.950483 0.792 0.959	61,768.178 61,768.178 63,024.386 61,903 100,639.495 66,399 17,128
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	32.058427 27.623312 26.472830 24.271753 19.131 24.134 25.361 24.931 23.524 20.130 15.311	$ $ $ $ $ $ $ $ $ $ $	28.772033 32.058427 27.623312 26.472830 24.271753 19.131 24.134 25.361 24.931 23.524 20.130	63,404.297 86,295.211 100,340.730 123,963 181,842 237,204 377,246 352,733 327,212 255,419 181,634

60

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	16.708979 14.542572 13.771444 12.609999 10.518000 13.920000 16.239000 18.110000 17.924000 15.833000 12.584000	$ $ $ $ $ $ $ $ $ $ $	17.270655 16.708979 14.542572 13.771444 12.609999 10.518000 13.920000 16.239000 18.110000 17.924000 15.833000	15,451.070 19,085.480 37,509.341 43,038 44,170 54,971 83,341 105,603 97,673 74,288 20,024
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	17.388494 16.805776 16.578556 16.105222 15.835000 14.616000 13.745000 12.466000 12.623000 11.801000 10.940000	$ $ $ $ $ $ $ $ $ $ $	18.361462 17.388494 16.805776 16.578556 16.105222 15.835000 14.616000 13.745000 12.466000 12.623000 11.801000	193,115.879 201,515.600 256,300.708 297,704 387,836 559,822 695,682 590,014 547,797 422,127 249,634
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	18.750641 17.031897 16.698744 15.215940 12.531000 12.440000 12.350000 13.663000 13.442000 13.174000 11.648000	$ $ $ $ $ $ $ $ $ $ $	19.267604 18.750641 17.031897 16.698744 15.215940 12.531000 12.440000 12.350000 13.663000 13.442000 13.174000	149,449.284 214,350.649 254,389.168 303,789 351,231 359,156 468,114 528,372 589,780 532,325 424,673
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	14.296822 13.763074 13.487982 13.466238 13.462000 13.366000 12.962000 12.304000 11.835000 11.365000 10.900000	$ $ $ $ $ $ $ $ $ $ $	14.879709 14.296822 13.763074 13.487982 13.466238 13.462000 13.366000 12.962000 12.304000 11.835000 11.365000	184,412.287 185,440.362 214,989.127 262,560 376,674 785,053 1,321,240 1,296,989 952,527 651,890 312,343
Fidelity - VIP Contrafund® Portfolio - Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.035939 1.000000	$ $	1.210280 1.035939	0.000 0.000
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.609103 1.437037 1.222571 1.000	$ $ $ $	1.848487 1.609103 1.437037 1.222571	42,655.794 65,452.479 44,455.332 49,131
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.327020 1.148082 1.125557 1.000	$ $ $ $	1.393896 1.327020 1.148082 1.125557	25,141.673 25,141.673 25,141.673 25,142

61

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	20.704447 15.484852 11.850324 9.957720 6.276000 6.994000 7.566000 10.658000 6.508000 10.486000 10.616000	$ $ $ $ $ $ $ $ $ $ $	29.520112 20.704447 15.484852 11.850324 9.957720 6.276000 6.994000 7.566000 10.658000 6.508000 10.486000	85,052.843 109,321.500 150,138.318 203,184 207,243 336,438 322,089 311,907 227,382 301,041 252,354
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.082679 1.029913 0.923862 0.858577 0.637000 0.958000 1.000000	$ $ $ $ $ $ $	1.250436 1.082679 1.029913 0.923862 0.858577 0.637000 0.958000	75,684.389 76,128.158 76,751.489 76,394 19,266.647 31,700 22,563
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.281615 1.057207 0.989604 0.898480 0.628000 0.991000 1.000000	$ $ $ $ $ $ $	1.465735 1.281615 1.057207 0.989604 0.898480 0.628000 0.991000	45,199.559 54,909.813 55,145.639 58,592 7,391.562 8,765 6,018
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.076606 0.920674 0.858432 0.832124 0.616 0.908 1.000	$ $ $ $ $ $ $	1.233138 1.076606 0.920674 0.858432 0.832124 0.616 0.908	34,780.964 35,043.013 35,266.651 34,833 34,771.816 31,702 1,000
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.373192 1.194465 1.147196 1.042081 0.816000 1.000000	$ $ $ $ $ $	1.437694 1.373192 1.194465 1.147196 1.042081 0.816000	1,141,591.533 1,142,943.169 1,451,022.563 1,227,352 863,820.761 332,603
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.624344 1.437207 1.269154 1.061727 0.797000 1.000000	$ $ $ $ $ $	1.712888 1.624344 1.437207 1.269154 1.061727 0.797000	231,954.469 191,536.049 189,212.254 213,788 168,033.293 26,738
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	2.445905 1.824468 1.641967 1.266290 0.941000 1.000000	$ $ $ $ $ $	2.026627 2.445905 1.824468 1.641967 1.266290 0.941000	238,811.900 324,811.039 370,184.894 812,377 240,889.768 132,235
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.155054 1.108055 1.090718 1.075578 1.045000 1.000000	$ $ $ $ $ $	1.216702 1.155054 1.108055 1.090718 1.075578 1.045000	602,341.023 524,509.007 483,081.580 437,812 543,197.414 72,773
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.197784 1.155766 1.135982 1.097255 1.062000 1.000000	$ $ $ $ $ $	1.273128 1.197784 1.155766 1.135982 1.097255 1.062000	479,035.302 542,142.246 539,317.948 480,132 187,818.265 141,059

62

0.65%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	55.088165 40.423609 33.478705 25.866750 17.489 20.428 26.080 36.429 16.194 14.011 14.312	$ $ $ $ $ $ $ $ $ $ $	63.658274 55.088165 40.423609 33.478705 25.866750 17.489 20.428 26.080 36.429 16.194 14.011	32,993.774 42,449.409 58,796.030 74,012 120,840 107,625 131,125 149,543 182,333 193,817 149,792
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	40.168299 37.477896 33.905369 28.839247 20.267 24.521 22.158 24.283 19.542 18.098 14.076	$ $ $ $ $ $ $ $ $ $ $	42.057961 40.168299 37.477896 33.905369 28.839247 20.267 24.521 22.158 24.283 19.542 18.098	64,053.591 72,348.000 97,299.979 136,830 206,683 159,837 193,912 174,047 164,471 181,215 275,517
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998 1997	$ $ $ $ $ $ $ $ $ $ $	17.715411 15.407767 13.311104 11.474112 8.245 10.930 10.566 9.863 10.220 10.067 10.000	$ $ $ $ $ $ $ $ $ $ $	17.477916 17.715411 15.407767 13.311104 11.474112 8.245 10.930 10.566 9.863 10.220 10.067	50,620.956 52,917.198 55,825.527 61,828 65,649 101,342 113,896 62,591 53,258 61,989 20,688

63

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.357347 1.249478 1.196796 1.099033 0.901 1.000	$ $ $ $ $ $	1.433189 1.357347 1.249478 1.196796 1.099033 0.901	822,690.587 391,141.716 318,647.301 130,336.081 0.000 100
Transamerica Asset Allocation - Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.521618 1.325911 1.190160 1.050140 0.809 1.000	$ $ $ $ $ $	1.627352 1.521618 1.325911 1.190160 1.050140 0.809	100,775.107 44,908.422 41,740.306 94,903.793 33,689.754 100
Transamerica Asset Allocation - Moderate VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.410426 1.274668 1.195226 1.081041 0.872 1.000	$ $ $ $ $ $	1.511226 1.410426 1.274668 1.195226 1.081041 0.872	606,955.242 782,404.195 42,067.960 42,067.960 0.000 100
Transamerica Asset Allocation Moderate Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.479067 1.309030 1.199903 1.064711 0.844 1.000	$ $ $ $ $ $	1.582672 1.479067 1.309030 1.199903 1.064711 0.844	175,955.918 154,139.178 184,803.851 91,569.709 628.296 714
Transamerica Capital Guardian Global VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.358607 1.197318 1.094858 1.000	$ $ $ $	1.433465 1.358607 1.197318 1.094858	126,558.416 81,930.925 1,318.623 0.000
Transamerica Capital Guardian Value VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.409099 1.218610 1.139853 1.000	$ $ $ $	1.310667 1.409099 1.218610 1.139853	382,833.748 448,225.261 391,351.100 341,631.884
Transamerica Clarion Global Real Estate Securities VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	3.007087 2.129400 1.890591 1.433686 1.064 1.035 1.000	$ $ $ $ $ $ $	2.784456 3.007087 2.129400 1.890591 1.433686 1.064 1.035	303,956.885 243,430.059 183,372.557 249,353.599 141,437.415 894,511 274,282
Transamerica JP Morgan Enhanced Index VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.170247 1.022456 0.995663 0.903588 0.706 0.943 1.000	$ $ $ $ $ $ $	1.214189 1.170247 1.022456 0.995663 0.903588 0.706 0.943	450,354.749 329,649.305 239,167.447 356,013.180 1,367,507.815 629,623 394,524
Transamerica Legg Mason Partners All Cap VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.285789 1.092643 1.057672 0.976384 0.728 0.974 1.000	$ $ $ $ $ $ $	1.289378 1.285789 1.092643 1.057672 0.976384 0.728 0.974	24,533.100 24,575.118 24,618.523 24,665.248 29,344.251 174,848 1,000
Transamerica MFS International Equity VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.534669 1.256337 1.121460 0.988170 0.795 1.000	$ $ $ $ $ $	1.662599 1.534669 1.256337 1.121460 0.988170 0.795	264,161.705 282,308.125 41,083.201 61,552.017 573,521.694 2,481,763

64

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Transamerica PIMCO Total Return VP – Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.198895 1.159058 1.141145 1.100269 1.057 1.000	$ $ $ $ $ $	1.296409 1.198895 1.159058 1.141145 1.100269 1.057	2,136,858.946 1,339,704.667 948,781.784 469,691.245 438,083.214 185,509
Transamerica T. Rowe Price Small Cap VP – Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.953327 1.000000	$ $	1.037117 0.953327	34,944.244 31,334.614
Transamerica Templeton Global VP - Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.614679 1.369443 1.283805 1.181650 0.939 1.000	$ $ $ $ $ $	1.846913 1.614679 1.369443 1.283805 1.181650 0.939	6,126.987 6,126.987 8,614.606 5,161.672 0.000 100
Transamerica Equity VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.381826 1.280569 1.107079 0.963156 0.739 0.958 1.000	$ $ $ $ $ $ $	1.594824 1.381826 1.280569 1.107079 0.963156 0.739 0.958	751,404.778 1,045,357.865 668,383.796 442,463.183 132,041.061 93,160 53,004
Transamerica Growth Opportunities VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.762364 1.689349 1.464337 1.265019 0.971 1.142 1.000	$ $ $ $ $ $ $	2.152988 1.762364 1.689349 1.464337 1.265019 0.971 1.142	146,217.403 107,270.596 82,018.060 155,419.222 87,676.723 77,058 1,000
Transamerica Science and Technology VP - Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.505735 1.501894 1.482571 1.382303 0.923 1.000	$ $ $ $ $ $	1.983985 1.505735 1.501894 1.482571 1.382303 0.923	2,661.979 2,661.979 13,623.789 0.000 0.000 1,441
Transamerica Small/Mid Cap Value VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.784469 1.522885 1.351056 1.169963 0.618 1.028 1.000	$ $ $ $ $ $ $	2.209283 1.784469 1.522885 1.351056 1.169963 0.618 1.028	6,767.293 6,849.837 25,269.206 25,270.111 72,001.844 125,527 3,627,352
Transamerica Value Balanced VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.402810 1.226111 1.158896 1.061814 0.890 1.000	$ $ $ $ $ $	1.485824 1.402810 1.226111 1.158896 1.061814 0.890	59,692.990 88,925.893 160,242.752 172,451.380 28,643.812 100
Transamerica Van Kampen Active International Allocation VP - Initial Class(2) Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.596493 1.302305 1.153030 1.001104 0.759 0.922 1.000	$ $ $ $ $ $ $	1.831795 1.596493 1.302305 1.153030 1.001104 0.759 0.922	218,674.036 172,677.792 80,040.571 149,064.803 159,465.145 491,308 397,745
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.913439 0.837324 0.784383 0.737599 0.580 0.873 1.000	$ $ $ $ $ $ $	1.110891 0.913439 0.837324 0.784383 0.737599 0.580 0.873	152,129.663 49,829.856 78,862.301 63,389.867 72,917.580 114,090 24,085

65

0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
AllianceBernstein Global Technology Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.873362 0.811860 0.789151 0.756591 0.530 0.918 1.000	$ $ $ $ $ $ $	1.039271 0.873362 0.811860 0.789151 0.756591 0.530 0.918	0.000 0.000 4,667.547 4,469.141 494,672.402 9,211 1,000
AllianceBernstein Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.078118 1.099834 0.992572 0.873163 0.653 0.917 1.000	$ $ $ $ $ $ $	1.205553 1.078118 1.099834 0.992572 0.873163 0.653 0.917	77,474.204 78,313.840 116,864.962 148,989.076 108,827.248 109,977 1,000
AllianceBernstein Large Cap Growth Portfolio - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.951182 0.964473 0.846104 0.786798 0.643 0.936 1.000	$ $ $ $ $ $ $	1.072589 0.951182 0.964473 0.846104 0.786798 0.643 0.936	0.000 0.000 59,279.966 0.000 16,521.337 20,538 14,559
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.304487 1.169252 1.146916 1.036545 0.725 0.964 1.000	$ $ $ $ $ $ $	1.468969 1.304487 1.169252 1.146916 1.036545 0.725 0.964	361,277.468 196,947.236 123,603.591 48,757.382 55,416.233 70,407 21,506
Credit Suisse - International Focus Portfolio Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.534160 1.302639 1.117506 0.981253 0.743 0.936 1.000	$ $ $ $ $ $ $	1.775384 1.534160 1.302639 1.117506 0.981253 0.743 0.936	307,429.393 301,325.009 321,882.953 203,564.052 87,044.177 31,894 28,079
Credit Suisse - Small Cap Core I Portfolio Subaccount Inception Date March 31, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.111172 1.068542 1.106177 1.005225 0.682 1.036 1.000	$ $ $ $ $ $ $	1.093663 1.111172 1.068542 1.106177 1.005225 0.682 1.036	112,379.124 137,397.136 159,638.296 122,929.068 100,732.229 700,135 36,710
DFA - VA Global Bond Portfolio Subaccount Inception Date January 18, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.213998 1.179060 1.168298 1.145334 1.123 1.029 1.000	$ $ $ $ $ $ $	1.270151 1.213998 1.179060 1.168298 1.145334 1.123 1.029	4,528,191.634 3,255,592.709 2,474,387.359 1,019,243.257 1,057,068.273 825,655 484,612
DFA - VA International Small Portfolio Subaccount Inception Date October 6, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.689786 2.170995 1.795784 1.403131 0.897 0.874 1.000	$ $ $ $ $ $ $	2.845878 2.689786 2.170995 1.795784 1.403131 0.897 0.874	1,927,451.361 1,578,095.536 1,410,591.034 526,805.875 397,317.897 298,749 111,015
DFA - VA International Value Portfolio Subaccount Inception Date October 3, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.374239 1.778797 1.539099 1.223687 0.821 0.906 1.000	$ $ $ $ $ $ $	2.609832 2.374239 1.778797 1.539099 1.223687 0.821 0.906	2,950,016.520 2,457,066.647 2,111,302.874 1,324,915.181 1,018,620.501 849,763 395,967

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0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
DFA - VA U.S. Large Value Portfolio(4) Subaccount Inception Date January 18, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.496749 1.258606 1.156087 0.992228 0.743 0.940 1.000	$ $ $ $ $ $ $	1.441822 1.496749 1.258606 1.156087 0.992228 0.743 0.940	6,356,491.840 5,292,496.499 4,122,414.256 2,738,097.837 1,975,692.826 1,456,894 874,090
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.118629 1.077128 1.062080 1.061815 1.055 1.025 1.000	$ $ $ $ $ $ $	1.165498 1.118629 1.077128 1.062080 1.061815 1.055 1.025	4,747,373.593 3,122,824.176 2,545,735.191 1,751,843.893 1,046,833.978 1,027,233 150,702
DFA - VA U.S. Targeted Value Portfolio(5) Subaccount Inception Date October 6, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.357726 1.963698 1.867137 1.527732 0.926 1.045 1.000	$ $ $ $ $ $ $	2.013419 2.357726 1.963698 1.867137 1.527732 0.926 1.045	3,077,617.135 2,815,838.096 2,417,755.350 1,209,931.783 914,254.787 492,826 142,446
Dreyfus IP - Core Bond - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.244652 1.195093 1.179094 1.138281 1.071 1.010 1.000	$ $ $ $ $ $ $	0.000001 1.244652 1.195093 1.179094 1.138281 1.071 1.010	0.000 162,193.622 188,149.549 119,450.416 295,677.517 206,501 65,100
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.929166 0.859154 0.837514 0.796501 0.638 0.907 1.000	$ $ $ $ $ $ $	0.991328 0.929166 0.859154 0.837514 0.796501 0.638 0.907	6,730.009 6,145.081 105,744.537 103,043.648 82,137.189 37,422 8,766
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.175527 1.019142 0.986163 0.948103 0.791 0.958 1.000	$ $ $ $ $ $ $	1.246671 1.175527 1.019142 0.986163 0.948103 0.791 0.958	18,287.824 55,472.865 106,553.489 89,101.357 78,836.449 128,122 108,528
Federated American Leaders Fund II Subaccount Inception Date March 10, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.260765 1.087418 1.043162 0.957386 0.755 0.954 1.000	$ $ $ $ $ $ $	1.130392 1.260765 1.087418 1.043162 0.957386 0.755 0.954	372,015.737 416,333.913 459,585.748 421,219.153 326,349.257 341,691 109,586
Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.087909 0.947787 0.898411 0.823457 0.688 0.911 1.000	$ $ $ $ $ $ $	1.123355 1.087909 0.947787 0.898411 0.823457 0.688 0.911	352,386.189 478,278.433 288,725.443 168,337.700 189,040.543 49,389 41,288
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.221828 1.182055 1.167228 1.135042 1.117 1.032 1.000	$ $ $ $ $ $ $	1.288914 1.221828 1.182055 1.167228 1.135042 1.117 1.032	1,123,912.431 277,612.180 411,877.137 376,640.276 260,708.164 368,504 146,980

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0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.486169 1.351274 1.326143 1.209590 0.997 0.991 1.000	$ $ $ $ $ $ $	1.525617 1.486169 1.351274 1.326143 1.209590 0.997 0.991	823,772.059 633,521.584 792,796.237 592,222.834 2,900,468.282 3,296,306 2,697,353
Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.076133 1.036978 1.017256 1.016629 1.017 1.011 1.000	$ $ $ $ $ $ $	1.118890 1.076133 1.036978 1.017256 1.016629 1.017 1.011	6,128,874.701 3,740,305.057 1,300,405.488 787,903.096 709,882.433 1,950,712 562,953
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.604856 1.434664 1.221755 1.000	$ $ $ $	1.841767 1.604856 1.434664 1.221755	318,481.093 462,840.849 302,141.439 224,026.263
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.323523 1.146197 1.124815 1.000	$ $ $ $	1.388839 1.323523 1.146197 1.124815	137,327.067 911.355 1,035.219 1,435.910
Gartmore NVIT Developing Markets Fund Subaccount Inception Date February 5, 1996	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.858661 2.140103 1.639412 1.378954 0.870 0.970 1.000	$ $ $ $ $ $ $	4.071796 2.858661 2.140103 1.639412 1.378954 0.870 0.970	444,202.252 531,265.945 593,387.513 207,493.666 298,053.075 203,957 98,927
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.076742 1.025281 0.920609 0.856427 0.636 0.958 1.000	$ $ $ $ $ $ $	1.242352 1.076742 1.025281 0.920609 0.856427 0.636 0.958	16,777.945 16,868.327 19,758.756 25,681.930 17,601.331 21,618 1,000
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.274579 1.052448 0.986125 0.896210 0.627 0.990 1.000	$ $ $ $ $ $ $	1.456231 1.274579 1.052448 0.986125 0.896210 0.627 0.990	0.000 0.000 0.000 0.000 95,415.394 8,107 8,107
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.070706 0.916532 0.855419 0.830041 0.615 0.908 1.000	$ $ $ $ $ $ $	1.225154 1.070706 0.916532 0.855419 0.830041 0.615 0.908	13,437.452 13,531.924 17,094.191 17,307.639 138,499.989 8,102 1,000
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.366826 1.190108 1.144147 1.040340 0.816 1.000	$ $ $ $ $ $	1.429603 1.366826 1.190108 1.144147 1.040340 0.816	2,720,577.094 2,303,408.299 1,997,657.075 1,199,088.521 601,035.067 169,375
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.616796 1.431957 1.265777 1.059954 0.797 1.000	$ $ $ $ $ $	1.703236 1.616796 1.431957 1.265777 1.059954 0.797	1,505,146.241 1,198,117.291 860,565.638 657,374.892 375,251.347 38,402

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0.75%
Subaccount	Year	Beginning AUV		Ending AUV		# Units
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	2.434636 1.817860 1.637629 1.264203 0.940 1.000	$ $ $ $ $ $	2.015271 2.434636 1.817860 1.637629 1.264203 0.940	542,455.051 573,814.059 412,308.480 451,134.496 796,775.233 70,731
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.149679 1.104000 1.087798 1.073787 1.045 1.000	$ $ $ $ $ $	1.209831 1.149679 1.104000 1.087798 1.073787 1.045	1,839,908.393 1,359,403.994 1,142,790.161 810,288.698 703,167.020 332,533
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.192224 1.151548 1.132964 1.095438 1.061 1.000	$ $ $ $ $ $	1.265951 1.192224 1.151548 1.132964 1.095438 1.061	1,710,133.553 1,225,763.972 464,698.859 328,976.964 357,180.924 100
Wanger International Small Cap Subaccount Inception Date September 18, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.286518 1.679508 1.392339 1.076834 0.729 0.852 1.000	$ $ $ $ $ $ $	2.639595 2.286518 1.679508 1.392339 1.076834 0.729 0.852	345,045.751 262,088.161 146,456.705 454,008.176 248,012.565 128,225 16,496
Wanger U.S. Smaller Companies Subaccount Inception Date September 20, 1995	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.650964 1.541919 1.396325 1.188865 0.836 1.013 1.000	$ $ $ $ $ $ $	1.726906 1.650964 1.541919 1.396325 1.188865 0.836 1.013	1,043,658.627 1,169,927.477 953,921.041 661,593.565 687,354.715 333,159 180,422
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 13, 1997	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.569876 1.366730 1.181914 1.019821 0.742 0.973 1.000	$ $ $ $ $ $ $	1.547287 1.569876 1.366730 1.181914 1.019821 0.742 0.973	24,964.614 412,990.563 485,888.681 357,556.116 291,360.828 154,647 4,683

(1)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.
(2)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.
(3)	Formerly known as Templeton Transamerica Global.
(4)	Formerly known as VA Large Value Portfolio.
(5)	Formerly known as VA Small Value Portfolio.

Transamerica Index 50 VP and Transamerica Index 75 VP had not commenced operations as of December 31, 2007, therefore, comparable data is not available.

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APPENDIX B: POLICY FORM NUMBER NA103

If you are a Policy Owner of Policy Form Number NA103, below is a description of the significant features of your Policy and the available investment choices that may be different than those described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy Form Number NA103.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental .

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profits for any proper purpose, including distribution expenses.

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Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Cash Value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

(1)

Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If we assesses this charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2007. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.76%	1.69%

(1)

The fee table information relating to the Portfolios was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2007, and the highest combination of Separate Account expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your

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expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$240	$740	$1266	$2707

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Monumental receives Due Proof of Death of the Annuitant, Monumental will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

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Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase, depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

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If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase,.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX C; POLICY FORM NUMBER AV515 101 130 600

If you are a Policy Owner of Policy Form Number AV515 101 130 600, below is a description of the significant features of your Policy and the available investment choices that may be different than described in the Prospectus. Please see your actual Policy and any attachments for determining your specific coverage.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Interest Payments Option, Income for a Specified Period Option, and Income for a Specified Amount listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•

Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Monumental agree. You and Monumental will agree on withdrawal rights when you elect this option.

•	Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the Annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the Annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the Annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the Annuitant.

•	10 Years Certain—Payments will be made for the longer of the Annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the Annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the Annuitant. (For qualified policies, the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency

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Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving Annuitant. (For qualified policies the death benefit ceases on the date the surviving Joint Annuitant reaches the IRS joint age limitation.)

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.60%, 0.50% or 0.40% (depending on the selected Death Benefit Option) of the net asset value of the Separate Account.

We guarantee that these annual charges will not increase. If the charges are more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

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(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.
(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%

Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)

Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If we assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)

Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.
(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	3.19%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2007 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2007, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

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	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$399	$1210	$2037	$4181
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$389	$1181	$1991	$4097
Return of Premium Death Benefit Option (0.60%)	$384	$1167	$1968	$4054

EXAMPLE TABLE B

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2007, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$455	$1378	$2321	$4764
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$445	$1350	$2275	$4682
Return of Premium Death Benefit Option (0.60%)	$440	$1336	$2253	$4641

You should not consider these examples to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day

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of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

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During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of

80

federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted;

•	the SEC permits a delay for your protection as a Contract Owner; or

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX D

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD	= $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result.	In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You	= Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

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TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD	= $10,000
EWD	= $5,500 ($10,000 - $4,500)
PV	= $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal) we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity prior to the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result.	Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

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SEPARATE ACCOUNT VA CC

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® VARIABLE ANNUITY

Offered by

Monumental Life Insurance Company

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® Variable Annuity policy (the “Policy”) offered by Monumental Life Insurance Company (the “Company” or “Monumental”). You may obtain a copy of the Prospectus dated May 1, 2008, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2008

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GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office – Financial Markets Division – Variable Annuity Department, Monumental Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95, except expressly allowed by Monumental.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Monumental general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Monumental may offer, and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner (Policy Owner, You, Your) – The individual or entity that owns an individual policy.

Policy – The individual policy.

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Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Monumental by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Supportable Payment – The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Monumental the information it requires and that is received at the administrative and service office. For some transactions, Monumental may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Monumental establishes for such notices.

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THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Monumental; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Monumental has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Monumental has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Monumental.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Monumental has made or action Monumental has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Monumental and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Monumental.

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MISSTATEMENT OF AGE OR SEX

Monumental may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Monumental will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Monumental will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Monumental is not responsible for the validity of any assignment. No assignment will be recognized until Monumental receives at the Administrative and Service Office the appropriate Monumental form notifying Monumental of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Monumental shall not be liable as to any payment or other settlement made by Monumental before receipt of the appropriate Monumental form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Monumental cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Monumental, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Monumental, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Monumental. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Monumental may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Monumental will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Monumental will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts, in another subaccount, or in the fixed account, if appropriate.

Similarly, Monumental may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Federated Prime Money Market Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a

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management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Monumental also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Monumental sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

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Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = Cash Value*	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value = Cash Value*	= 54,181.21 + 1,750.00 = 55,931.21

*	Upon full surrender of the policy, the cash value will never be less than that required by the nonforfeiture laws as applicable in the state issue.

On a partial surrender, Monumental will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender; and

E	=	the excess interest adjustment

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Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 - (-553.66)) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 – 553.66) = 34,734.87

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A, B and C thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment,

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the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	=	any increase or decrease in the value of the Subaccount due to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by Monumental of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.
The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Monumental will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

DEATH BENEFIT

Adjusted Partial Surrender. In the event you make a partial surrender (withdrawal) of your Policy, the amount of your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds prior to the surrender divided by the current policy value prior to the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

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The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender

$50,000	current policy value before surrender

$75,000	current death proceeds

$15,000	requested surrender

$5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)

$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)

$14,900	reduction in policy value = 15000 - 100

$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)

$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350

$35,100	new policy value (after surrender) = 50,000 - 14,900

Summary:

Reduction in guaranteed minimum death benefit	= $22,350
Reduction in policy value	= $14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

EXAMPLE 2

(Assumed Facts for Example)

	$50,000	current guaranteed minimum death benefit before surrender

	$75,000	current policy value before surrender

	$75,000	current death proceeds

	$15,000	requested surrender

	$7,500	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)

$	- 100	excess interest adjustment (assumes interest rates have increased since initial guarantee)

	$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100

	$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)

	$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100

	$59,900	new policy value (after surrender) = 75,000 - 15,100

Summary:

Reduction in guaranteed minimum death benefit	= $15,100
Reduction in policy value	= $15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more

11

variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR			3.50%
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 0.40% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed

12

by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

      cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Monumental will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

[THIS IS INTENTIONALLY LEFT BLANK]

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NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Monumental may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a

14

Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

15

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Monumental. The assets are kept physically segregated and held separate and apart from Monumental’s general account assets. The general account contains all of the assets of Monumental . Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

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The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Monumental has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. For this purpose an eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies, Roth IRA policies and 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1

17

of the calendar year in which the owner (or plan participant) reaches age 70 1/2 . Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

Monumental makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

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SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

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TAXATION OF MONUMENTAL

Monumental at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Monumental and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF MONUMENTAL

Monumental is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Monumental as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Monumental, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Monumental. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Monumental will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Corporation, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like Monumental, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal years 2007, 2006, and 2005, TCI paid no amounts in commissions in connection with the sale of the Policies.

ADMINISTRATIVE SERVICES CONTRACT

We and TCI, the principal underwriter for the Policies, have contracted with Planning Corporation of America (“PCA”), a subsidiary of Raymond James & Associates, Inc., to provide certain administrative services to owners who purchase a Policy through registered representatives of PCA. The administrative services include customer application processing, agent insurance licensing and appointment process, and aggregation of customer statements. We pay Planning Corporation of America a fee equal to 0.15% of the amount of assets in the Policy that are sold by PCA registered representatives. During 2005, 2006 and 2007, we paid PCA $4,178.71, $3,104.14, and $4,900.57 respectively, in connection with this contract.

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LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company and Peoples Benefit Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, an Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2007, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company and Peoples Benefit Life Insurance Company as of December 31, 2007, and 2006, and for each of the three years in the period ended December 31, 2007, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Monumental to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Monumental Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Monumental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

• Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	• Phone: (515) 243-2727 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Monumental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Monumental Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Monumental Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

0804-0932204	A member firm of Ernst & Young Global Limited
1

• Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Monumental Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Monumental Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

0804-0932204	A member firm of Ernst & Young Global Limited
2

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
		Restated
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$148,708	$177,835
Bonds:
Affiliated entities	64,902	37,078
Unaffiliated	19,424,564	17,576,527
Preferred stocks:
Affiliated entities	2,347	1,565
Unaffiliated	1,078,126	1,220,098
Common stocks:
Affiliated entities (cost: 2007 - $17,712 ; 2006 - $13,935)	9,282	6,088
Unaffiliated (cost: 2007 - $5,945 ; 2006 - $32,828)	13,594	42,051
Mortgage loans on real estate	3,194,935	2,558,931
Real estate at cost, less allowance for depreciation (2007 - $147; 2006 - $1,376):
Properties held for sale	9,696	8,192
Investment properties	1,209	1,237
Policy loans	487,766	485,446
Receivable for securities	–	380
Other invested assets	846,394	856,255

Total cash and invested assets	25,281,523	22,971,683
Premiums deferred and uncollected	228,694	217,230
Accrued investment income	365,981	335,897
Federal income tax recoverable	37,179	42,740
Net deferred income tax asset	77,896	93,670
Receivable from parent, subsidiaries and affiliates	65,599	72,452
Cash surrender value of life insurance policies	66,000	63,682
Investment broker receivable	–	1,819
Reinsurance receivable	31,654	139,635
Other assets	23,110	39,744
Separate account assets	11,757,527	10,900,115

Total admitted assets	$37,935,163	$34,878,667

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	December 31
	2007	2006
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$6,714,824	$6,536,705
Annuity	4,931,152	5,829,622
Accident and health	496,298	425,755
Policy and contract claim reserves:
Life	57,057	51,610
Accident and health	164,246	144,685
Liability for deposit-type contracts	2,179,743	2,681,850
Other policyholders’ funds	7,740	7,513
Remittances and items not allocated	9,512	6,799
Borrowed money	–	130,917
Reinsurance in unauthorized companies	6,508	3,283
Municipal reverse repurchase agreements	36,553	120,275
Asset valuation reserve	432,726	319,598
Interest maintenance reserve	89,589	102,577
Funds held under reinsurance agreements	9,856,372	6,014,248
Payable for securities	15,730	20,218
Payable to parent, subsidiaries and affiliates	176,664	105,253
Transfers from separate accounts due or accrued	(3,837)	(857)
Deferred derivative loss	31,759	31,759
Derivatives	63,511	35,962
Other liabilities	179,710	201,469
Separate account liabilities	11,757,527	10,900,115

Total liabilities	37,203,384	33,669,356
Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000 shares authorized, 9,818.93 issued and outstanding, 2007; 7,444 issued and outstanding, 2006	7,364	7,364
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding, 2007; 2,803 issued and outstanding, 2006	2,773	2,773
Surplus notes	160,000	160,000
Paid-in surplus	762,414	241,570
Unassigned surplus (deficit)	(200,772)	797,604

Total capital and surplus	731,779	1,209,311

Total liabilities and capital and surplus	$37,935,163	$34,878,667

See accompanying notes.

4

Monumental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Revenue
Premiums and other considerations, net of reinsurance:
Life	$744,974	$504,500	$512,107
Annuity	1,047,780	1,159,064	1,090,130
Accident and health	654,295	520,088	536,777
Net investment income	1,465,481	1,360,229	1,264,132
Amortization of interest maintenance reserve	7,091	4,912	2,952
Commissions and expense allowances on reinsurance ceded	84,941	167,753	225,519
Income from fees associated with investment management, administration and contract guarantees for separate accounts	37,498	32,421	29,473
Reserve adjustments on reinsurance ceded	43	127,275	157,995
Reinsurance reserve recapture	—	8,266	5,415
Consideration on reinsurance transaction	1,352,966	291,426	—
Recapture of reinsurance ceded to non-affiliate	1,342,614	—	—
Other income	7,836	9,114	8,534

	6,745,519	4,185,048	3,833,034
Benefits and expenses
Benefits paid or provided for:
Life and accident and health benefits	737,937	561,007	607,998
Annuity benefits	284,066	275,504	266,097
Surrender benefits	1,369,248	1,481,174	1,499,399
Other benefits	174,807	238,605	197,467
Increase (decrease) in aggregate reserves for policies and contracts:
Life	178,119	301,641	219,107
Annuity	(898,470)	(454,301)	(235,765)
Accident and health	70,542	135,358	49,366

	1,916,249	2,538,988	2,603,669
Insurance expenses:
Commissions	305,487	377,552	269,065
General insurance expenses	272,370	281,599	256,476
Taxes, licenses and fees	48,870	49,615	39,845
Net transfers to (from) separate accounts	387,561	238,424	(47,159)
Reinsurance reserve adjustment	113,800	189,652	169,884
Funds withheld ceded investment income	479,696	338,259	229,945
Reserve adjustments on reinsurance ceded	2,885,030	—	—
Reinsurance reserve recapture	—	—	5,384
Consideration on reinsurance recaptured	—	62,143	8,671
Experience refunds	(45,282)	(83,698)	(76,612)
Other expenses	12,105	7,728	9,169

	4,459,637	1,461,274	864,668

Total benefits and expenses	6,375,886	4,000,262	3,468,337
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	369,633	184,786	364,697
Dividends to policyholders	1,492	1,490	1,528

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	368,141	183,296	363,169
Federal income tax expense (benefit)	83,114	(17,161)	1,319

Gain from operations before net realized capital gains (losses) on investments	285,027	200,457	361,850
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	76,354	82,662	(6,561)

Net income	$361,381	$283,119	$355,289

See accompanying notes.

5

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Preferred Stock	Surplus Notes	Paid-In Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2005
As originally presented	$5,583	$2,102	$—	$160,000	$206,555	$562,463	$936,703
Merger of Peoples Benefit Life Insurance Company (PBLIC)	12,595	—	25,190	—	3,608	573,659	615,052
Merger adjustment – retire PBLIC stock	(12,595)	—	(25,190)	—	37,785	—	—
Issuance of common stock in connection with statutory merger	1,781	671	—	—	(2,452)	—	—
Nonadmit value of reciprocal ownership	—	—	—	—	(9,609)	(290,003)	(299,612)

Balance at January 1, 2005, as restated	7,364	2,773	—	160,000	235,887	846,119	1,252,143
Cumulative effect of change in accounting principle	—	—	—	—	—	1,258	1,258
Net income	—	—	—	—	—	355,289	355,289
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	41,748	41,748
Nonadmit value of reciprocal ownership	—	—	—	—	—	(84,935)	(84,935)
Change in nonadmitted assets	—	—	—	—	—	(48,338)	(48,338)
Admission of PBLIC’s nonadmitted IMR	—	—	—	—	—	1,128	1,128
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	1,327	1,327
Change in net deferred income tax asset	—	—	—	—	—	48,500	48,500
Change in asset valuation reserve	—	—	—	—	—	(46,178)	(46,178)
Dividends to stockholders	—	—	—	—	—	(255,000)	(255,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(69,069)	(69,069)
Tax benefit on stock options exercised	—	—	—	—	—	106	106
Contributed surplus related to stock appreciation rights of indirect parent	—	—	—	—	7,293	—	7,293

Balance at December 31, 2005, as restated	7,364	2,773	—	160,000	243,180	791,955	1,205,272
Cumulative effect of change in accounting principle	—	—	—	—	—	(23,728)	(23,728)
Net income	—	—	—	—	—	283,119	283,119
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	150,399	150,399
Nonadmit value of reciprocal ownership	—	—	—	—	—	(118,279)	(118,279)
Change in net unrealized foreign capital gains/losses	—	—	—	—	—	(100)	(100)
Change in nonadmitted assets	—	—	—	—	—	(102,452)	(102,452)
Admission of PBLIC’s nonadmitted IMR	—	—	—	—	—	1,824	1,824
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	663	663
Change in net deferred income tax asset	—	—	—	—	—	70,868	70,868
Change in asset valuation reserve	—	—	—	—	—	5,963	5,963
Dividends to stockholders	—	—	—	—	—	(208,000)	(208,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(54,628)	(54,628)
Tax benefit on stock options exercised	—	—	—	—	53	—	53
Return of capital related to stock appreciation rights of indirect parent	—	—	—	—	(1,663)	—	(1,663)

Balance at December 31, 2006, as restated	$7,364	$2,773	$—	$160,000	$241,570	$797,604	$1,209,311

6

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Preferred Stock	Surplus Notes	Paid-In Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2006, as restated	$7,364	$2,773	$—	$160,000	$241,570	$797,604	$1,209,311
Net income	—	—	—	—	—	361,381	361,381
Capital contribution	—	—	—	—	523,197	—	523,197
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(11,916)	(11,916)
Change in nonadmitted assets	—	—	—	—	—	218,540	218,540
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(3,225)	(3,225)
Change in net deferred income tax asset	—	—	—	—	—	(240,943)	(240,943)
Change in asset valuation reserve	—	—	—	—	—	(113,128)	(113,128)
Dividends to stockholder	—	—	—	—	—	(1,200,000)	(1,200,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(9,085)	(9,085)
Tax benefit on stock options exercised	—	—	—	—	63	—	63
Return of capital related to stock appreciation rights of indirect parent	—	—	—	—	(2,416)	—	(2,416)

Balance at December 31, 2007	$7,364	$2,773	$—	$160,000	$762,414	$(200,772)	$731,779

See accompanying notes.

7

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$2,440,869	$2,175,352	$2,132,488
Net investment income	1,480,934	1,436,922	1,265,516
Miscellaneous income (expense)	(155,520)	604,126	460,037
Benefit and loss related payments	(2,340,733)	(3,025,046)	(3,067,497)
Net transfers (to) from separate, segregated accounts and protected cell amounts	(205,677)	(219,861)	429,402
Commissions, expenses paid and aggregate write-ins for deductions	(1,171,763)	(1,146,134)	(943,719)
Dividends paid to policyholders	(1,480)	(1,569)	(1,464)
Federal income taxes paid	(111,049)	(32,285)	(75,621)

Net cash provided by (used in) operating activities	(64,419)	(208,495)	199,142
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,819,445	8,650,716	7,862,646
Stocks	547,133	280,147	60,745
Mortgage loans	609,628	491,630	764,445
Real estate	2,579	1,176	9,495
Other invested assets	268,986	191,655	139,811
Miscellaneous proceeds	15,235	114,092	21,743

Total investment proceeds	12,263,006	9,729,416	8,858,885
Cost of investments acquired:
Bonds	(12,692,400)	(7,903,372)	(8,802,731)
Stocks	(368,320)	(313,702)	(53,336)
Mortgage loans	(1,233,619)	(427,100)	(477,357)
Real estate	(1,686)	(1,266)	(360)
Other invested assets	(232,842)	(223,308)	(240,144)
Miscellaneous applications	(19,606)	(3,639)	(295,776)

Total cost of investments acquired	(14,548,473)	(8,872,387)	(9,869,704)
Net increase in policy loans	(2,332)	(1,648)	(2,339)

Net cost of investments acquired	(14,550,805)	(8,874,035)	(9,872,043)

Net cash provided by (used in) investing activities	(2,287,799)	855,381	(1,013,158)

8

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Financing and miscellaneous activities
Borrowed funds received (repaid)	$(130,289)	$127,111	$3,187
Capital and paid in surplus contribution	523,197	—	—
Net deposits on deposit-type contracts and other insurance liabilities	913,587	(1,041,285)	(458,781)
Net change in reinsurance on deposit-type contracts and other insurance liabilities	2,229,737	(164,126)	(692,406)
Dividends to stockholders	(1,200,000)	(208,000)	(255,000)
Funds held under reinsurance treaties with unauthorized reinsurers	3,841,993	(73,094)	1,940,878
Funds held under coinsurance	—	(3,734)	74,591
Other cash provided (used)	(3,855,134)	522,336	424,015

Net cash provided by (used in) financing and miscellaneous activities	2,323,091	(840,792)	1,036,484

Net increase (decrease) in cash, cash equivalents and short-term investments	(29,127)	(193,906)	222,468
Cash, cash equivalents and short-term investments:
Beginning of year	177,835	371,741	149,273

End of year	$148,708	$177,835	$371,741

Non-cash proceeds:
Reclassification of hybrid securities	$5,919	$1,057,142	$—

See accompanying notes.

9

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company (the Company) is a stock life insurance company owned by Capital General Development Corporation (99.8%) and Commonwealth General Corporation (0.2%). Both Capital General Development Corporation (CGDC) and Commonwealth General Corporation (CGC) are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Company has redomesticated to an Iowa life insurance company from a Maryland life insurance company effective April 1, 2007. Under the Restated Articles of Incorporation and Redomestication, the Company possesses and shall continue to posses all privileges, franchises and powers to the same extent as if it had been originally incorporated under the laws of the State of Iowa and the Company’s initial date of authorization as an insurer in Maryland of March 5, 1858 was preserved. Both the state of Maryland and the state of Iowa have adopted the accounting practices prescribed by the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual and therefore the effects of the redomestication on the accounting practices used by the Company are expected to be immaterial.

On October 1, 2007, the Company completed a merger with Peoples Benefit Life Insurance Company (PBLIC), which was directly owned by the Company (76%), CGDC (20%), and Capital General Corporation (CGC) (4%). CGDC also owned 100% of the preferred stock of PBLIC prior to the merger. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of PBLIC were carried forward to the merged company. As a result of the merger, PBLIC’s common and preferred stock were deemed cancelled by operation of law. In exchange for their agreement to merge PBLIC into the Company, CGDC and CGC received common stock of the Company equal in value to the fair market value of PBLIC’s common and preferred stock deemed canceled by the merger. Specifically, CGDC and CGC received 2,347.64 and 27.29 shares, respectively, of the Company’s Class A common shares and 883.99 and 10.28 shares, respectively, of the Company’s Class B common shares.

10

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company and PBLIC presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2007	Year Ended December 31 2006	Year Ended December 31 2005
	Unaudited
Revenue:
Company	$2,123,718	$2,895,662	$2,603,337
PBLIC	1,060,485	1,289,386	1,229,697

As restated	$3,184,203	$4,185,048	$3,833,034

Net income (loss):
Company	$(463,244)	$154,815	$252,279
PBLIC	89,842	128,304	103,010
Merger elimination	697,958	—	—

As restated	$324,556	$283,119	$355,289

	September 30 2007	December 31 2006	December 31 2005
	Unaudited
Assets:
Company	$23,871,851	$19,898,105	$20,222,078
PBLIC	16,834,721	15,483,728	14,551,720
Merger elimination	(354,971)	(503,166)	(384,545)

As restated	$40,351,601	$34,878,667	$34,389,253

Liabilities:
Company	$22,811,347	$19,022,125	$19,337,108
PBLIC	15,939,918	14,650,523	13,848,000
Merger elimination	(344,019)	(3,292)	(1,127)

As restated	$38,407,246	$33,669,356	$33,183,981

Capital and surplus:
Company	$1,060,505	$875,980	$884,970
PBLIC	894,803	833,204	703,720
Merger elimination	(10,952)	(499,873)	(383,418)

As restated	$1,944,356	$1,209,311	$1,205,272

11

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells a full line of insurance products, including individual, credit and group coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 49 states, the District of Columbia, Guam and Puerto Rico. Sales of the Company’s products are primarily through agents, brokers, financial institutions and direct response methods.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

12

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria for an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

13

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

14

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

15

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

16

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $5,919 and $1,057,142 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

17

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity and the net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $2,719, $13,517 and $559 for years ended December 31, 2007, 2006 and 2005, respectively. These write-downs are included in net realized capital gains (losses) within the statement of operations.

18

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company’s experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $77,560 and $65,720 at December 31, 2007 and 2006, respectively, is net of the reserve of $32,559 and $49,923, respectively. The Company’s commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Participation securities, notes receivable and options are carried at amortized cost.

Investments in Low Income Housing Tax Credits (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

The carrying amounts of all investments are reviewed on an ongoing basis for deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

19

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued for bonds in default of $159 and $67, respectively, with respect to such practices. There were no amounts excluded for mortgage loans or real estate for either 2007 or 2006.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

20

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre- determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

21

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the derivatives (liability) line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2007 and 2006, derivatives in the amount of $63,511 and $35,962, respectively, were reflected as a liability within the financial statements.

22

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company invests in domestic corporate debt securities denominated in US dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short-dated transactions. Should a credit event occur, the Company may deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expenses. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The Company received variable contract premiums of $895,572, $784,074 and $674,883, in 2007, 2006 and 2005, respectively. In addition, the Company received $37,498, $32,421 and $29,473, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

23

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a nondeduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

24

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioners’ Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.5 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

25

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

26

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claim and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by the Company’s divisional actuaries using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2007 and December 31, 2006 was $1,761 and $1,631, respectively.

The Company incurred $7,276 and paid $7,146 of claim adjustment expenses during 2007, of which $2,747 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

27

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a (benefit) expense of $(3,045), $(2,209) and $7,105, for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $692, $599 and $294 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under Iowa Insurance Law.

28

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2007	2006	2005
Net income, State of Iowa basis	$361,381	$283,119	$355,289
State prescribed practice for secondary guarantee reinsurance	—	—	—

Net income, NAIC SAP	$361,381	$283,119	$355,289

Statutory surplus, State of Iowa basis	$731,779	$1,209,311	$1,205,272
State prescribed practice for secondary guarantee reinsurance	(26,573)	—	—

Statutory surplus, NAIC SAP	$705,206	$1,209,311	$1,205,272

29

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $23,728 at January 1, 2006.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment Securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit quality and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

30

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amount of these items is included in the liability section of the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Separate Account Assets and Annuity Liabilities: The fair values of separate account assets are based on quoted market prices. The fair values of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes and Borrowed Money: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements. The fair value of borrowed money is assumed to equal their carrying amount.

Receivable From/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

31

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006 (Restated)
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash (overdraft), cash equivalents and short-term investments, other than affiliates	$36,908	$36,908	$(11,465)	$(11,465)
Bonds, other than affiliates	19,424,564	19,215,708	17,576,527	17,871,164
Preferred stocks, other than affiliates	1,078,126	1,023,972	1,220,098	1,256,643
Common stock, other than affiliates	13,594	13,594	42,051	42,051
Mortgage loans on real estate	3,194,935	3,268,557	2,558,931	2,697,453
Derivative financial instruments:
Credit default swaps	(314)	(18,785)	(274)	2,742
Interest rate swaps	(63,847)	(111,206)	(36,379)	37,600
Options	650	650	691	691
Policy loans	487,766	487,766	485,446	485,446
Receivable from parent, subsidiaries, and affiliates	65,599	65,599	72,793	72,793
Short-term notes receivable from affiliates	111,800	111,800	189,300	189,300
Separate account assets	11,757,527	11,757,527	10,900,115	10,900,115
Liabilities
Investment contract liabilities	14,851,829	14,394,444	12,402,413	12,293,407
Borrowed money	—	—	130,917	130,917
Payable to parent, subsidiaries and affiliates	176,664	176,664	105,594	105,594
Separate account annuity reserve liabilities	11,676,495	11,676,495	10,813,711	10,813,711

32

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$334,047	$16,772	$4,905	$75	$345,839
State, municipal and other government	438,025	42,389	154	911	479,349
Public utilities	1,249,780	40,795	12,563	6,985	1,271,027
Industrial and miscellaneous	12,761,711	252,205	123,140	177,191	12,713,585
Mortgage and other asset-backed securities	4,641,001	18,490	15,732	237,851	4,405,908

	19,424,564	370,651	156,494	423,013	19,215,708
Unaffiliated preferred stocks	1,078,126	16,338	16,847	53,645	1,023,972

	$20,502,690	$386,989	$173,341	$476,658	$20,239,680

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$802,805	$18,539	$6,496	$1,659	$813,189
State, municipal and other government	462,844	50,752	1,687	153	511,756
Public utilities	1,155,974	55,851	10,629	4,774	1,196,422
Industrial and miscellaneous	10,641,363	335,840	119,859	35,662	10,821,682
Mortgage and other asset-backed securities	4,513,541	39,615	16,866	8,175	4,528,115

	17,576,527	500,597	155,537	50,423	17,871,164
Unaffiliated preferred stocks	1,220,098	51,084	12,517	2,022	1,256,643

	$18,796,625	$551,681	$168,054	$52,445	$19,127,807

The Company held bonds and preferred stocks at December 31, 2007 and 2006 with a carrying value of $50,180 and $51,172 and amortized cost of $55,311 and $51,368, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

33

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 695 and 973 securities with a carrying value of $3,560,593 and $4,609,545 and an unrealized loss of $173,341 and $168,054 with an average price of 95.1 and 96.4 (NAIC market value/amortized cost). Of this portfolio, 94.8% and 95.0% were investment grade with associated unrealized losses of $155,433 and $152,666, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 951 and 614 securities with a carrying value of $9,113,998 and $3,115,968 and an unrealized loss of $476,658 and $52,445 with an average price of 94.8 and 98.3 (NAIC market value/amortized cost). Of this portfolio, 92.9% and 94.5% were investment grade with associated unrealized losses of $434,161 and $37,383, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

At December 31, 2007, the Company’s banking sub-sector portfolio reported $104,861 in unrealized losses and had a carrying value of $2,495,713. The absolute exposure to the banking sector is significant, but the Company’s securities in this sector are generally highly rated. Because of the banking sector’s size, the absolute dollar amount of unrealized losses is large, but the overall market value as a percentage of book value on all securities in an unrealized loss position is 94%. While the sector has some exposure to the sub prime market, the issuers are highly diversified and any impact is not expected to be material to their credit profile.

34

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s brokerage sub-sector portfolio reported $21,019 in unrealized losses and had a carrying value of $555,664. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007, the Company’s communication sector portfolio reported $26,936 in unrealized losses and had a carrying value of $1,491,248. The communication sector can be further divided in the media cable, media non-cable, wireless and wire-lines sub-sectors. Many companies in the communications sector continue to focus on increasing shareholder returns. This has escalated event risk within the sector and caused many companies to increase financial leverage. The most significant of these sub-sectors from an unrealized loss perspective is non-cable media.

All media companies, but especially newspaper companies, are suffering from a tepid advertising environment, with advertising dollars shifting to “new” forms of media. This has led to lower returns on equity, historically low equity multiples, and poor stock performance. In some cases activist shareholders and private equity firms have forced management to respond by increasing financial leverage, consolidation or asset divestitures.

Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration, rather than credit related concerns. Based on the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss, the Company does not consider the remaining book values to be impaired as of December 31, 2007.

At December 31, 2007 the consumer cyclical sector portfolio reported $33,799 in unrealized losses and had a carrying value of $1,168,078. The consumer cyclical sub-sector covers a range of industries including autos, home construction, lodging, media and retailers. These industries include some of the largest credit issuers in the market. As a result, the Company’s exposure is large. In addition, many of the consumer sectors have been the target of leveraged buyouts and merger and acquisition activity, which has led to credit deterioration. The more significant of these sub-sectors from an unrealized loss perspective are retailers, automotive and home construction.

35

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007 the consumer non-cyclical sector portfolio reported $29,871 in unrealized losses. The consumer non-cyclical sector encompasses various sub-sectors ranging from consumer products to supermarkets. The more significant of these sub-sectors from an unrealized loss perspective are food and beverages and consumer products. Food and beverages and consumer products fundamentals have modestly weakened due to higher input costs and the industries’ limited ability to pass along these higher costs to the customer.

Overall, the sector represents a large portion of the corporate debt market. As a result, the Company’s exposure is large and the dollar amount of unrealized losses is also large. The vast majority of the unrealized losses in the consumer non-cyclical sector are not the result of fundamental problems with individual issuers, but are primarily due to increases in interest rates and credit spread widening; therefore, the Company does not consider those unrealized losses to be impaired as of December 31, 2007.

At December 31, 2007 the electric sub-sector portfolio reported $21,447 in unrealized losses and had a carrying value of $1,101,509. Issues negatively impacting the sector include growing capital expenditures programs, the possibility of CO2 legislation, a renewed interest in expanding riskier unregulated generation projects, and an increasingly uncertain state regulatory environment driven by rising energy prices. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration than credit related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

36

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s insurance sub-sector portfolio reported $77,572 in unrealized losses and had a carrying value of $924,747. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007, the Company’s non-captive finance sub-sector portfolio reported $31,173 in unrealized losses and had a carrying value of $449,373. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

Asset backed securities - Collateralized Bond Obligations (CBO) are primarily secured by pools of corporate bonds and leveraged bank loans. The unrealized loss of $33,713 is a function of decreased liquidity and increased credit spreads in the market for structured finance and monoline guaranteed securities. Where there have been rating downgrades to below investment grade, the individual bonds have been modeled to determine if an other-than-temporary impairment was warranted and resulting impairments have been taken. Impairments on the CBO portfolio were immaterial in 2007. The overall market value as a percent of book value on all securities in an unrealized loss position is 94%, and over 98% of the securities in an unrealized loss position are rated investment grade.

Asset backed securities - Credit Cards are bonds secured by pools of consumer credit card receivables, primarily originated by the largest U.S. financial institution issuers. The unrealized loss of $61,434 in the ABS credit card sector is a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large sub-prime segments may be negatively impacted by the slowing domestic economy and housing market, there has been no rating downgrade of any of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade, and the overall market value as a percent of book value on those securities in an unrealized loss position is 94%.

37

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s position is related to asset-backed securities (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2006 or 2007.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s ABS sub-prime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$573,544	$573,631	$469,504
Collateralized Debt Obligations	18,978	14,951	15,165

	$592,522	$588,582	$484,669

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007, which are reported off balance sheet for statutory reporting purposes per the guidance of SSAP No. 91. The off balance sheet subprime exposure is part of derivative collateral programs.

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$3,620	$3,621	$3,441

38

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s residential mortgage backed securities sub-sector, CMO Non Agency-whole loans, reported $18,264 in unrealized losses. The majority of the unrealized loss is attributed to one issuer, Structured Asset Securities Corporation (SASCO), in the amount of $11,340. The Company owns several securities under the SASCO name, with each deal containing its own unique pool of collateral and representing a separate and distinct trust. The combination of low reset margin, slower prepayment speeds, illiquidity in the market and general level of credit spread widening have pushed the overall fair value as a percent of book value on those residential mortgage backed securities bonds in an unrealized loss position to 92%. The unrealized loss on SASCO is not credit driven but rather a reflection of the move in interest rates and credit spreads relative to where these deals were originally priced.

At December 31, 2007, the Company’s Real Estate Investment Trust (REIT) sub-sector portfolio reported $17,562 in unrealized losses and had a carrying value of $445,898. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

The estimated fair values of bonds and preferred stocks with gross unrealized losses at December 31, 2007 and 2006 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$108,789	$9,455	$118,244
State, municipal and other government	13,704	25,686	39,390
Public utilities	250,436	315,152	565,588
Industrial and miscellaneous	2,346,629	4,558,647	6,905,276
Mortgage and other asset-backed securities	523,402	3,056,272	3,579,674

	3,242,960	7,965,212	11,208,172
Unaffiliated preferred stocks	144,291	672,129	816,420

	$3,387,251	$8,637,341	$12,024,592

39

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$244,377	$133,328	$377,705
State, municipal and other government	36,498	15,362	51,860
Public utilities	263,542	269,469	533,011
Industrial and miscellaneous	2,905,804	1,918,345	4,824,149
Mortgage and other asset-backed securities	730,052	596,248	1,326,300

	4,180,273	2,932,752	7,113,025
Unaffiliated preferred stocks	261,216	130,771	391,987

	$4,441,489	$3,063,523	$7,505,012

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$544,634	$542,941
Due after one year through five years	6,252,369	6,235,626
Due after five years through ten years	3,333,167	3,309,451
Due after ten years	4,653,393	4,721,782

	14,783,563	14,809,800
Mortgage and other asset-backed securities	4,641,001	4,405,908

	$19,424,564	$19,215,708

40

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Bonds	$1,182,474	$1,118,658	$1,091,850
Preferred stocks	70,421	90,516	3,664
Common stocks	3,001	1,395	5,332
Mortgage loans	207,272	190,079	217,453
Real estate	1,547	2,357	1,828
Policy loans	29,263	28,894	28,222
Derivative instruments	(19,826)	(37,531)	(64,853)
Cash, cash equivalents and short-term investments	42,361	18,844	8,515
Other investment income	10,506	15,030	37,781

Gross investment income	1,527,019	1,428,242	1,329,792
Less investment expenses	61,538	68,013	65,660

Net investment income	$1,465,481	$1,360,229	$1,264,132

Proceeds from sales and maturities of bonds and preferred stock and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$11,314,414	$9,894,869	$7,891,161

Gross realized gains	$144,704	$95,789	$116,722
Gross realized losses	(131,234)	(125,466)	(76,632)

Net realized gains (losses)	$13,470	$(29,677)	$40,090

For the years ended December 31, 2007, 2006 and 2005, gross realized losses include $16,710, $44,615 and $23,558, respectively, which relate to losses recognized on other than temporary declines in the fair value of fixed maturities.

41

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock, including the stock of affiliated entities, were as follows:

	December 31
	2007	2006
Gross unrealized gains	$9,209	$10,522
Gross unrealized losses	(9,990)	(9,146)

Net unrealized gains (losses)	$(781)	$1,376

Net realized capital gains (losses) on investments are summarized below:

	Year Ended December 31
	2007	2006	2005
Bonds	$16,336	$(34,186)	$35,939
Preferred stocks	(2,866)	4,509	4,151
Common stocks	12,747	13,234	5,100
Mortgage loans on real estate	11,414	(5,420)	564
Real estate	2,404	(84)	(401)
Derivatives	(9,871)	19,955	(43,801)
Other invested assets	74,483	121,679	47,585

	104,647	119,687	49,137
Federal income tax effect	(34,189)	(40,528)	(45,878)
Transfer to interest maintenance reserve	5,896	3,503	(9,820)

Net realized capital gains (losses) on investments	$76,354	$82,662	$(6,561)

At December 31, 2007, 2006 and 2005, the Company had recorded investments in restructured securities of $1,410, $46,076 and $7,257, respectively. The capital gains taken as a result of restructures in 2007 and 2006 were $863 and $24,276, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

42

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007 and 2006, there were no bonds or stocks held by the Company for which any impairment would have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There are no commitments to lend additional funds to debtors owing receivables.

The changes in net unrealized capital gains and losses on investments were as follows:

	Year Ended December 31
	2007	2006	2005
Bonds	$11,914	$60,462	$(67,567)
Preferred stocks	123	1,948	301
Common stocks	(2,157)	(8,436)	(1,135)
Derivatives	(18,591)	(32,936)	59,926
Other invested assets	(17,923)	18,434	(6,050)

Change in net unrealized capital gains/losses	$(26,634)	$39,472	$(14,525)

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $356, $277 and $2,085 were taken in 2007, 2006 and 2005, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statement of operations.

The Company’s investments in mortgage loans principally involve commercial real estate. During 2007, the respective maximum and minimum lending rates for mortgage loans were 7.65% and 5.55% for commercial loans and 6.76% and 6.05% for agricultural loans. During 2007, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated, during the year ended December 31, 2007 at the time of origination was 89%. At December 31, 2007, mortgage loans with a carrying value of $774 were non-income producing for the previous 180 days. Accrued interest of $98 related to these mortgage loans was excluded from investment income at December 31, 2007. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $2 at December 31, 2007.

43

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

At December 31, 2007 and 2006, the Company did not hold any impaired loans with or without a related allowance for credit losses. There were no allowances for credit losses on mortgage loans at December 31, 2007 or 2006. There was no recorded investment in impaired loans during 2007. The average recorded investment in impaired loans during 2006 was $4,013.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized no interest income on impaired loans for December 31, 2007 and recognized $9 of interest income on impaired loans for the year ended December 31, 2006. The Company did not recognize any interest income on a cash basis for years ended December 31, 2007, 2006 or 2005.

During 2007, no mortgage loans were foreclosed or acquired by deed and transferred to real estate. During 2006 and 2005 mortgage loans of $4,653 and $2,873, respectively, were foreclosed or acquired by deed and transferred to real estate. At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $148,971 and $75,602, respectively. The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2007	2006
Pacific	24%	27%
South Atlantic	23	24
Middle Atlantic	18	19
East South Central	10	5
West South Central	8	5
Mountain	7	7
East North Central	6	9
New England	2	2
West North Central	2	2

Property-Type Distribution

	December 31
	2007	2006
Office	48%	34%
Retail	18	27
Industrial	14	15
Apartment	11	12
Agricultural	4	5
Other	2	4
Residential	2	2
Medical	1	1

44

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For the year ending December 31, 2007, the Company had ownership interests in 65 Low Income Housing Tax Credits (LIHTC) properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 2 to 17 years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2019 are $71,653. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company has an investment in Trinity Neponset, L.P., which is a limited partnership which owns a certified historic building that was converted into a supermarket in Boston, Massachusetts. This investment qualified for and received rehabilitation credits in the initial year of the investment. Therefore, the only remaining source of incoming cash flow from the investment is the income tax benefit derived from the annual allocation of operating losses from the partnership. Since the majority of the income tax benefits were received in the initial year of the investment, the fair value declined at a faster pace than book value. For the year ended December 31, 2007, an impairment of $1,332 was recorded for Trinity Neponset L.P. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other than temporary, the investment in the partnership was written down to the fair value amount.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

45

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts. An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $877,225 and $425,622, respectively, and credit default swaps with a fair value of ($18,632) and $3,016, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet, and the fair value adjustment is recorded to unassigned surplus in the financial statements.

46

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $218,027 and $124,957, respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2007	2006
Derivative securities:
Swaps:
Receive fixed – pay floating	$7,848,780	$6,572,636
Receive fixed – pay fixed	25,845	15,000
Receive floating – pay fixed	5,991,271	4,385,012
Receive floating – pay floating	4,840,660	2,641,331

47

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $2,520, $4,555 and $(975), for the years ended December 31, 2007, 2006 and 2005, respectively.

Open futures contracts at December 31, 2007 and 2006, are as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2007:
91	S&P 500 March 2008 Futures	$32,263	$32,495
December 31, 2006:
207	S&P 500 March 2007 Futures	$70,844	$70,867

48

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 24 years. The company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2007, 2006 and 2005, none of the Company’s cash flow hedges were discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2007, the Company has accumulated $31,759 in deferred gains related to the termination of forecasted transactions. These gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2008.

For the years ended December 31, 2007, 2006 and 2005, the Company has recorded $14,571, $14,989 and $19,160, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain. The Company did not recognize any unrealized gains or losses during 2007, 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2007, investments with an aggregate carrying amount of $11,723 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such state regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

49

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$2,682,657	$3,087,097	$2,868,026
Reinsurance assumed – non affiliates	198,670	30,354	99,280
Reinsurance assumed – affiliates	2,340	3,461	(2,322)
Reinsurance ceded – non affiliates	(133,898)	(344,082)	(385,827)
Reinsurance ceded – affiliates	(302,720)	(593,178)	(440,143)

Net premiums earned	$2,447,049	$2,183,652	$2,139,014

The Company received reinsurance recoveries in the amount of $80,547, $267,975 and $237,556 during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $22,636 and $33,098, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $14,561,599 and $14,156,719, respectively, of which $14,445,349 and $13,922,214, respectively, were ceded to affiliates.

At December 31, 2007 and 2006, amounts recoverable from unaffiliated unauthorized reinsurers totaled $3,517 and $3,943, respectively, and reserve credits for reinsurance ceded totaled $18,471 and $77,821, respectively. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $27,835 and $20,268 at December 31, 2007 and 2006, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days. There would be no reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled.

Effective December 31, 2007, Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate of the Company, recaptured all inforce business that was previously retroceded to PBLIC under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $56 and $4, respectively, and consideration paid of $55 is included in the statement of operations. During 2007, 2006 and 2005, the Company has amortized $349, $67 and $70, respectively, into earnings with a corresponding charge to unassigned surplus.

50

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company also entered into an agreement, effective December 31, 2007, to recapture obligations and benefits related to certain universal life insurance contracts that PBLIC had previously ceded to TIRe. The Company recovered assets of $3,824 and paid recapture consideration of $254 associated with this transaction. Reserves recaptured included life reserves of $503 and claim reserves of $39. As a result, a pre-tax gain of $3,028 was included in the statement of operations. In addition, the unamortized pre-tax gain of $438 ($285 net of tax) related to the original reinsurance transaction and held by the Company in unassigned surplus, was released into income as a result of this recapture.

Effective December 31, 2007, the Company recaptured all inforce universal life business that PBLIC previously reinsured to Transamerica International Reinsurance Ireland Limited (TIRI), an affiliate. The Company paid a recapture fee of $3,005 and recovered assets of $1,193. Life and claims reserves were recaptured in the amount of $20,520 and $58, respectively. This transaction resulted in a pre-tax loss of $22,390 which is included in the statement of operations.

Effective December 31, 2007, the Company entered into a reinsurance agreement with Transamerica Life Insurance Company (TLIC), an affiliate, to cede certain universal life business. Universal life secondary guarantee reserves ceded were $26,573, resulting in a net of tax gain of $17,273, that has been recorded directly to unassigned surplus on a net of tax basis.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of credit life and disability business effective December 31, 2007. The Company received reinsurance consideration of $20,451, paid a commission expense allowance of $9,100 and established reserves approximately equal to the consideration, resulting in a loss of $9,100 pre-tax ($5,915, net of tax) that has been included in the statement of operations.

During 2000, the Company ceded a block of inforce business to a non-affiliate on a modified coinsurance basis. During 2007, the Company recaptured this block of inforce business. As a result of the recapture, the Company paid a recapture premium of $1,602,504 and established reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2007, 2006 and 2005, $26,000 of deferred gains related to the initial transaction was amortized into earnings with a corresponding charge directly to unassigned surplus.

51

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

On October 1, 2007, the Company entered into recapture agreements with Life Investors Insurance Company of America (LIICA), an affiliate, and TLIC, whereby LIICA and TLIC recaptured all liabilities related to various fixed deferred annuity plans that were ceded to the Company under their respective July 1, 1990 agreements. The recapture consideration received was $3,770 and the reserves recaptured were $53,085 by LIICA and $249,642 by TLIC. The Company paid a recapture premium of $302,727. The resulting pre-tax gain of $3,770 has been included in the statement of operations.

The Company assumed certain risks previously reinsured by Global Premier Reinsurance Company (GPRe), an affiliate, from an unaffiliated company effective October 1, 2007. The Company paid a reinsurance commission expense allowance of $26,400 and established reserves of $17,600, resulting in a pre-tax loss of $44,000 that has been included in the statement of operations.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective April 1, 2007. The Company paid a reinsurance commission expense allowance of $14,967 and established reserves of $5,975, resulting in a pre-tax loss of $20,942 that has been included in the statement of operations.

On July 1, 2004, the Company entered into an agreement with London Life and Manulife Reinsurance LTD to cede an inforce block of life insurance on a coinsurance and modified coinsurance basis. Effective January 1, 2007, the Company recaptured this block of in force term life business. The recapture premium received was $1,342,614 and the commission expense allowance paid was $1,342,614. The Company received consideration of $100,000 for this transaction and recaptured reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2006 and 2005, $28,632 and $42,999, respectively, of deferred gain related to the original reinsurance agreement was amortized into earnings with a corresponding charge directly to unassigned surplus.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective December 31, 2006. The Company paid a reinsurance commission expense allowance of $4,282 and established reserves of $2,880, resulting in a pre-tax loss of $7,162 that has been included in the statement of operations.

52

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective December 31, 2006. The Company paid a reinsurance commission expense allowance of $22,332 and established reserves of $17,802, resulting in a pre-tax loss of $40,134 that has been included in the statement of operations.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective December 31, 2006. The Company received reinsurance consideration of $270,641, paid a commission expense allowance of $131,339 and established reserves approximately equal to the reinsurance consideration received, resulting in a pre-tax loss of $131,339 that has been included in the statement of operations. Adjustments were made during 2007 to true up the actual purchase price, resulting in a pre-tax loss of $27,598.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective September 1, 2006. The Company received reinsurance consideration of $20,785 and established reserves approximately equal to the consideration, resulting in no gain or loss on the transaction.

Effective January 1, 2006, a block of life and accident and health business assumed by PBLIC under a reinsurance agreement was recaptured. The recapture premium received from the transaction was $8,266. As a result of the transaction, premium receivables of $5,211 were written off and reserves of $62,143 were released resulting in a pre-tax gain of $65,198 ($42,379 net of tax) that was included in the statement of operations.

During 2006, PBLIC entered into a reinsurance agreement with TIRI to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $300 and ceded reserves of $180 resulted in an initial transaction gain of $120 which was credited to unassigned surplus on a net of tax basis in the amount of $78. During both 2007 and 2006, the Company amortized $8 into earnings with a corresponding charge to unassigned surplus.

Effective December 30, 2005, Academy Life Insurance Company (merged into Life Investors Insurance Company of America on July 1, 2006), an affiliate, recaptured the business it had ceded to PBLIC. PBLIC received $31 as consideration for this recapture and released $200 in reserves related to this transaction, which was included in the statement of operations.

53

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company previously entered into a reinsurance treaty with TIRI to cede new production on a block of funding agreements. As a result of this transaction, the Company had a liability for funds withheld under reinsurance of $9,805,154 and $5,876,714 at December 31, 2007 and 2006, respectively.

7. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2007	2006
Deferred income tax assets:
Guaranty funds	$4,687	$4,767
Tax basis deferred acquisition costs	130,749	130,187
Partnerships	27,038	12,180
Reserves	207,399	202,570
Ceding commission amortization	4,632	5,662
Unrealized capital losses	57,846	61,129
Credit carryforwards	37,672	33,964
Liquidity reserves	7,714	1,319
Reinsurance on unauthorized companies	2,217	1,149
Deferred intercompany losses	1,912	25,625
Other	14,427	23,353

Total deferred income tax assets	496,293	501,905
Nonadmitted deferred tax assets	127,458	337,909

Admitted deferred tax assets	368,835	163,996
Deferred income tax liabilities:
Section 807(f) adjustments	2,574	6,393
Partnerships/real estate	22,448	6,764
Deferred intercompany gains	220,003	15,613
Unrealized capital gains	42,793	36,343
Derivatives	—	3,422
Other	3,121	1,791

Total deferred income tax liabilities	290,939	70,326

Net admitted deferred income tax asset	$77,896	$93,670

54

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The changes in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred income tax assets	$496,293	$501,905	$(5,612)
Total deferred income tax liabilities	290,939	70,326	(220,613)

Net deferred income tax asset	$205,354	$431,579	(226,225)

Tax effect of unrealized gains/(losses)			(14,718)

Change in net deferred income tax			$(240,943)

	December 31
	2006	2005	Change
Total deferred tax assets	$501,905	$448,961	$52,944
Total deferred tax liabilities	70,326	92,261	21,935

Net deferred tax asset	$431,579	$356,700	74,879

Tax effect of unrealized gains/(losses)			(4,011)

Change in net deferred income tax			$70,868

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$165,475	$106,044	$144,307
Ceding commission amortization	(1,030)	(1,030)	(1,030)
Deferred acquisition costs – tax basis	1,830	2,506	(462)
Dividends received deduction	(1,649)	(7,716)	(3,036)
Tax credits	(27,332)	(61,645)	(54,154)
Reinsurance transactions	(3,180)	(19,120)	(24,173)
Investment income items	(10,425)	3,822	19,555
Limited partnership book/tax difference	(8,955)	(9,290)	(27,232)
Prior year over accrual	1,815	(10,410)	(20,144)
Tax reserve valuation	4,742	25,487	22,980
Other	(3,988)	(5,281)	(9,414)

Federal income tax expense on operations and capital gains (losses) on investments	117,303	23,367	47,197
Less tax on capital gains (losses)	34,189	40,528	45,878

Total federal income tax expense (benefit)	$83,114	$(17,161)	$1,319

55

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$117,303	$23,367	$47,197
Change in net deferred income taxes	240,943	(70,868)	(48,500)

Total statutory income taxes	$358,246	$(47,501)	$(1,303)

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. At December 31, 2006, the life subgroup had no loss carryforwards. At December 31, 2007, the life subgroup had $69,605 of general business credit carryforwards and $25,067 of foreign tax credit carryforwards which originated in 2006 and 2007. A tax return has not yet been filed for 2007.

Income taxes incurred in the current and prior years for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses are as follows:

Year	Amount
2007	$59,076
2006	—
2005	286,973

56

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was negligible and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is currently underway for 2005 and 2006.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2007 and 2006.

For the year ended 2007, premiums for life participating policies were $5,765. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,492 to policyholders and did not allocate any additional income to such policyholders.

57

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2007		December 31, 2006
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal:
With market value adjustment	$1,185,024	4%	$1,655,633	5%
At book value less current surrender charge of 5% or more	249,820	1	346,326	1
At fair value	11,592,107	34	10,664,641	32

Total with adjustment or at market value	13,026,951	39	12,666,600	38
At book value without adjustment (with minimal or no charges or adjustments)	1,639,751	5	2,108,382	6
Not subject to discretionary withdrawal	18,799,574	56	18,498,099	56

Total annuity reserves and deposit fund liabilities — before reinsurance	33,466,276	100%	33,273,081	100%

Less reinsurance ceded	14,521,542		13,785,495

Net annuity reserves and deposit fund liabilities	$18,944,734		$19,487,586

Included in the liability for deposit-type contracts at December 31, 2007 and 2006 are approximately $451,799 and $445,334, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2007, the contractual maturities were: 2008 - $90,853; 2009 - $326,974; 2010 - $24,904; 2011 - $0; 2012 - $0; and thereafter - $9,067.

58

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or market value of the investments held in the separate account. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company’s Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are bought by the Company and held within the separate account. The assets in the accounts, carried at estimated fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007, 2006 and 2005 are as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$43	$885,909	$885,952

Reserves for separate accounts as of December 31, 2007 with assets at fair value	$—	$31,956	$11,697,925	$11,729,881

Total	$—	$31,956	$11,697,925	$11,729,881

Reserves by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$31,956	$—	$31,956
At fair value	—	—	11,605,489	11,605,489
Not subject to discretionary withdrawal	—	—	92,436	92,436

Total separate account liabilities at December 31, 2007	$—	$31,956	$11,697,925	$11,729,881

59

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$218	$787,163	$787,381

Reserves for separate accounts as of December 31, 2006 with assets at fair value	$144,013	$34,606	$10,685,133	$10,863,752

Total	$144,013	$34,606	$10,685,133	$10,863,752

Reserves by withdrawal characteristics as of December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$144,013	$34,606	$—	$178,619
At fair value	—	—	10,642,433	10,642,433
Not subject to discretionary withdrawal	—	—	42,700	42,700

Total separate account liabilities at December 31, 2006	$144,013	$34,606	$10,685,133	$10,863,752

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$—	$443	$674,438	$674,881

Reserves for separate accounts as of December 31, 2005 with assets at fair value	$192,754	$39,779	$9,122,139	$9,354,672

Total	$192,754	$39,779	$9,122,139	$9,354,672

Reserves by withdrawal characteristics as of December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$123,997	$39,779	$—	$163,776
At fair value	—	—	9,049,122	9,049,122
Not subject to discretionary withdrawal	68,757	—	73,017	141,774

Total separate account liabilities at December 31, 2005	$192,754	$39,779	$9,122,139	$9,354,672

60

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the statement of operations of the separate accounts statement:
Transfers to separate accounts	$895,572	$784,074	$674,883
Transfers from separate accounts	(507,947)	(553,603)	(728,888)

Net transfers to (from) separate accounts	387,625	230,471	(54,005)
Miscellaneous reconciling adjustments	(64)	7,953	6,846

Transfers as reported in the statement of operations of the life, accident and health annual statement	$387,561	$238,424	$(47,159)

At December 31, 2007 and 2006, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Minimum Guaranteed Income Benefit	$14,797	$319	$—
2006	Minimum Guaranteed Income Benefit	18,335	284	—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

61

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Minimum Guaranteed Death Benefit	$7,214,214	$27,359	$—
2006	Minimum Guaranteed Death Benefit	6,918,990	23,588	—
For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date and the policy’s next anniversary date. At December 31, 2007 and 2006, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected) are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$25,587	$19,582	$6,005
Ordinary direct renewal business	225,221	64,876	160,345
Group life direct business	24,806	7,765	17,041
Credit direct business	42	—	42
Reinsurance ceded	(15,891)	—	(15,891)

Total life and annuity	259,765	92,223	167,542
Accident and health:
Direct	60,126	—	60,126
Reinsurance assumed	1,466	—	1,466
Reinsurance ceded	(440)	—	(440)

Total accident and health	61,152	—	61,152

	$320,917	$92,223	$228,694

62

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$30,243	$23,643	$6,600
Ordinary direct renewal business	224,124	63,925	160,199
Group life direct business	26,689	9,657	17,032
Credit direct business	(67)	—	(67)
Reinsurance ceded	(14,513)	—	(14,513)

Total life and annuity	266,476	97,225	169,251
Accident and health:
Direct	48,397	—	48,397
Reinsurance assumed	4	—	4
Reinsurance ceded	(422)	—	(422)

Total accident and health	47,979	—	47,979

	$314,455	$97,225	$217,230

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Heath Contracts. At December 31, 2007 and 2006, the Company had insurance in force aggregating $10,334,624 and $11,161,742, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $102,404 and $115,391 to cover these deficiencies at December 31, 2007 and 2006, respectively.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

63

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $368,141 without the prior approval of insurance regulatory authorities in 2008. If the Company remains in an unassigned deficit position during 2008, no dividends can be paid without the prior approval of insurance regulatory authorities.

In 2007, the Company paid a $1,200,000 dividend to its parent companies, CGDC and CGC which was deemed approved by Insurance Division, Department of Commerce, of the State of Iowa. Of this amount, $92,000 was considered an ordinary cash dividend and $1,108,000 was considered an extraordinary dividend. The Company paid dividends to its stockholders of $190,000 and $255,000, in 2006 and 2005, respectively, which were approved by the Maryland Insurance Administration.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to one such vote.

On December 23, 2004, the Company received $117,168 from CDGC and $42,832 from AEGON USA, Inc. (AEGON), both affiliates, in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

64

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2007 and 2006 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2007
CGDC	$117,168	$7,030	$20,660	$586
AEGON	42,832	2,570	7,553	214

Total	$160,000	$9,600	$28,213	$800

2006
CGDC	$117,168	$7,030	$13,630	$586
AEGON	42,832	2,570	4,983	214

Total	$160,000	$9,600	$18,613	$800

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and December 31, 2006, respectively, securities in the amount of $522,048 and $1,327,849 were on loan under security lending agreements. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

65

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $6,723, $7,707 and $7,120, for the years ended December 31, 2007, 2006 and 2005, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 25% of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $2,723, $3,122 and $3,097, for the years ended December 31, 2007, 2006 and 2005, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2007 and 2006 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

66

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,270, $1,135 and $1,228, for the years ended December 31, 2007, 2006 and 2005, respectively.

12. Related Party Transactions

Prior to August 31, 2007, the Company held a limited partnership interest in Capital Liberty LP (CLLP), an affiliate. The balance sheet of CLLP was essentially comprised of shares of PBLIC common and preferred stock. CGDC, the Company’s parent, gave consideration to the Company in exchange for its partnership interests in CLLP on August 31, 2007. A capital contribution of $537,044, less the additional cash investment made of $13,847, has been included within the 2007 financial statements to reflect the amount of cash received from CGDC for the Company’s interests in CLLP. In addition, the prior investment held in CLLP has been eliminated from the financials in order to appropriately report merged financial information.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $39,781, $86,359 and $91,596, respectively, for these services, which approximates their costs to the affiliates.

67

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

At December 31, 2007 and 2006, the Company reported $27,449 and $71,702, respectively, as due from parent, subsidiary and affiliated companies. The Company also reported $12,415 and $44,253 as due to parent, subsidiary and affiliated companies. Terms of settlement require that these amounts be settled within 90-days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2007, 2006 and 2005, the Company paid net interest of $8,886, $5,234 and $3,110, respectively, to affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $411 and $350 for these services during 2007 and 2006, respectively.

At December 31, 2007, the Company had two short-term notes receivable from Transamerica Corporation of $19,900 and $18,500. These notes are due on or before August 28, 2008 and November 28, 2008, respectively, and bear interest at 5.28% and 4.72%, respectively. The Company also had two short-term notes receivable from Transamerica Occidental Life Insurance Company of $26,300 and $47,100. These notes are due by October 22, 2008 and October 23, 2008, respectively and bear interest at 5.05%. These notes are reported as short-term investments. The Company had short-term notes payable to Transamerica Financial Life Insurance Company and Life Investors Insurance Company of America of $75,100 and 24,300 at December 31, 2007. These notes are due by December 18, 2008 and December 27, 2008, respectively and bear interest at 4.75%. At December 31, 2006, the Company had a short-term notes payable of $61,000 to Transamerica Occidental Life Insurance Company, which was paid on January 18, 2007. At December 31, 2007 and 2006, the Company had a long-term note receivable from Bankers Financial Life Insurance Company, an affiliate, of $750 which bears interest at 6%.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2007 and 2006, the cash surrender value of these policies was $66,000 and $63,682, respectively.

68

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
Bolinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H/Life	C,CA,R,B,P,U	$89,806

Coverdell & Company 1718 Peachtree St. NW Suite 276 Atlanta, GA 30309	58-1604660	No	Group / Individual A&H Group Life	Partial Admin	72,293

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	729,248

Total					$891,347

C-	Claims Payment

CA- Claims Adjustment

R-	Reinsurance Ceding
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

69

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal, and management does not anticipate any future funding requirements that would have a material impact on reported financial results. The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $41,406,343 as of December 31, 2007.

At December 31, 2007 and 2006, the Company has entered into multiple agreements with commitment amounts of $48,675 and $48,675, respectively, for which it was paid a fee to provide standby liquidity asset purchase agreements. The Company believes the chance of draws under the agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

During 2007 and 2006, the Company has provided guarantees for the performance of a noninsurance subsidiary that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investors’ capital accounts covered by the transactions was $272,391 and $157,266 at December 31, 2007 and 2006, respectively. The nature of the obligation is to provide the investors with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investors’ inability to fully utilize the tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

At December 31, 2007 and 2006, the Company had mortgage loan commitments of $158,470 and $63,300, respectively. The Company has contingent commitments of $245,319 and $271,094 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $71,653 and $132,279, respectively.

70

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

At December 31, 2007, no securities were acquired on a “to be announced” (TBA) basis. At December 31, 2006, the net amount of securities being acquired on a TBA basis was $40.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $82,866 and $84,301, respectively, at December 31, 2007, and $56,011 and $57,890, respectively, at December 31, 2006. Cash in the amount of $72,304 and $33,744 and securities in the amount of $53,869 and $33,205, were posted to the Company as of December 31, 2007 and 2006, respectively, which were not included in the financials of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $5,205 as of December 31, 2006.

The Company is a party to legal proceedings incidental to its business, including class actions. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $14,133 and $14,179 and an offsetting premium tax benefit of $1,303 and $1,549 at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $653, $832 and $586, for the years ended December 31, 2007, 2006 and 2005, respectively.

71

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2007, the Company did not participate in dollar reverse repurchase agreements. At December 31, 2006, securities with a book value of $129,545 and a market value of $130,034 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 8.70%.

The Company had an outstanding liability for borrowed money in the amount of $130,917 as of December 31, 2006 due to participation in dollar reverse repurchase agreements. The Company enters dollar reverse repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $36,553 and $120,275 for these agreements as of December 31, 2007 and 2006, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $43,847 and $126,620 as of December 31, 2007 and 2006, respectively. These securities have maturity dates that range from 2008 to 2025 and have a weighted average interest rate of 7.72%.

During 2006, the Company sold $982 of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $3,777 and $3,744 were nonadmitted as of December 31, 2007 and 2006, respectively.

72

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2007 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
Bonds:
NAIC 3	3	$4,569	$4,554	$(5)
NAIC 4	1	3,196	3,206	25
NAIC 5	1	1,167	1,201	26

73

Statutory-Basis

Financial Statement Schedules

Monumental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$345,294	$357,103	$345,294
States, municipalities and political subdivisions	212,824	218,765	212,824
Foreign governments	367,868	404,163	367,868
Public utilities	1,249,780	1,271,027	1,249,780
All other corporate bonds	17,248,798	16,964,650	17,248,798
Preferred stocks	1,078,126	1,023,972	1,078,126

Total fixed maturities	20,502,690	20,239,680	20,502,690

Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	5,945	13,594	13,594

Total equity securities	5,945	13,594	13,594

Mortgage loans on real estate	3,194,935		3,194,935
Real estate	10,905		10,905
Policy loans	487,766		487,766
Other long-term investments	846,394		846,394
Cash, cash equivalents and short-term investments	36,908		36,908

Total investments	$25,085,543		$25,093,192

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

74

Monumental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2007

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$6,001,385	$—	$46,412	$648,323	$397,249	$654,902	$3,242,283
Individual health	318,292	104,181	65,927	250,567	43,154	179,387	115,975	$136,776
Group life and health	750,892	36,372	108,882	500,379	84,495	298,576	197,282	537,210
Annuity	4,931,152	—	82	1,047,780	940,583	783,384	904,097

	$12,001,721	$140,553	$221,303	$2,447,049	$1,465,481	$1,916,249	$4,459,637

Year ended December 31, 2006
Individual life	$5,840,438	$—	$40,806	$404,508	$341,229	$689,706	$513,340
Individual health	238,733	118,856	43,704	135,377	26,997	215,831	44,405	$139,248
Group life and health	733,254	31,179	111,626	484,703	57,983	209,723	298,018	531,637
Annuity	5,829,622	—	159	1,159,064	934,020	1,423,728	605,511

	$12,642,047	$150,035	$196,295	$2,183,652	$1,360,229	$2,538,988	$1,461,274

Year ended December 31, 2005
Individual life	$5,455,037	$—	$40,379	$389,731	$420,229	$577,856	$329,876
Individual health	182,209	27,485	31,935	138,534	15,498	102,737	48,591	$145,506
Group life and health	761,527	37,061	106,440	520,619	57,588	315,878	193,683	546,846
Annuity	6,283,924	—	206	1,090,130	770,817	1,607,198	292,518

	$12,682,697	$64,546	$178,960	$2,139,014	$1,264,132	$2,603,669	$864,668

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

75

Monumental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2007

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$71,568,810	$11,106,579	$7,746,495	$68,208,726	11%

Premiums:
Individual life	$733,365	$125,723	$40,681	$648,323	6%
Individual health	136,776	11,369	125,161	250,568	50%
Group life and health	537,210	49,514	12,683	500,379	3%
Annuity	1,275,306	250,012	22,485	1,047,779	2%

	$2,682,657	$436,618	$201,010	$2,447,049	8%

Year ended December 31, 2006
Life insurance in force	$70,554,174	$31,295,377	$10,387,027	$49,645,824	21%

Premiums:
Individual life	$736,750	$334,072	$1,830	$404,508	0%
Individual health	139,247	7,995	4,125	135,377	3%
Group life and health	531,637	47,932	998	484,703	0%
Annuity	1,679,463	547,261	26,862	1,159,064	2%

	$3,087,097	$937,260	$33,815	$2,183,652	2%

Year ended December 31, 2005
Life insurance in force	$71,715,900	$32,629,645	$1,861,683	$40,947,938	5%

Premiums:
Individual life	$735,161	$346,146	$716	$389,731	0%
Individual health	145,506	7,337	365	138,534	0%
Group life and health	546,846	56,475	30,248	520,619	6%
Annuity	1,440,513	416,012	65,629	1,090,130	6%

	$2,868,026	$825,970	$96,958	$2,139,014	5%

76

FINANCIAL STATEMENTS

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Year Ended December 31, 2007

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

Of the Advisor’s Edge Variable Annuity

Monumental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of the Monumental Life Insurance Company Separate Account VA CC (comprised of VA Small Value, VA Large Value, VA International Value, VA International Small, VA Short-Term Fixed, VA Global Bond, Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Gartmore NVIT Developing Markets, WFAVT Small/MidCap Value, Columbia Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Core I Growth, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, MFS International Equity, Capital Guardian Global, Capital Guardian Value, Clarion Global Real Estate Securities, Transamerica Science and Technology, Templeton Transamerica Global, JPMorgan Enhanced Index, PIMCO Total Return, Legg Mason Partners All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Mid-Cap Growth, T. Rowe Price Small Cap, AllianceBernstein Growth, AllianceBernstein Global Technology, AllianceBernstein Large Cap Growth, Dreyfus Socially Responsible Growth Fund, Inc. – Service Class, Dreyfus VIF – Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Vangard Equity Index, Vangard Mid-Cap Index, Vangard REIT Index, Vangard Short – Term Investment Grade, Vangard Total Bond Market Index, Vanguard – International Portfolio, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, and Fidelity-VIP Contrafund® subaccounts), which are available for investment by contract owners of Advisor’s Edge Variable Annuity, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Monumental Life Insurance Company Separate Account VA CC which are available for investment by contract owners of Advisor’s Edge Variable Annuity at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 21, 2008

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	6,275,023.336	6,217,177.029	4,631,474.946	4,356,492.533

Cost	$90,524,324	$95,409,338	$71,860,979	$53,612,978

Investments in mutual funds, at net asset value	$73,982,525	$106,438,071	$87,812,765	$57,592,831
Receivable for units sold	21	—	—	2

Total assets	73,982,546	106,438,071	87,812,765	57,592,833

Liabilities
Payable for units redeemed	—	6	1,126	—

	$73,982,546	$106,438,065	$87,811,639	$57,592,833

Net Assets:
Deferred annuity contracts terminable by owners	$73,982,546	$106,438,065	$87,811,639	$57,592,833

Total Net Assets	$73,982,546	$106,438,065	$87,811,639	$57,592,833

Accumulation units outstanding:
M&E - 0.55%	17,571,179	23,325,122	13,536,723	9,642,916

M&E - 0.60%	16,266,492	31,982,901	14,508,226	8,619,751

M&E - 0.65%	295,608	501,868	403,322	347,461

M&E - 0.75%	3,077,617	6,356,493	2,950,017	1,927,451

Accumulation unit value:
M&E - 0.55%	$1.281459	$1.432980	$2.054780	$1.888752

M&E - 0.60%	$2.033141	$1.455961	$2.635388	$2.873746

M&E - 0.65%	$41.261403	$34.437028	$34.867415	$26.257613

M&E - 0.75%	$2.013419	$1.441822	$2.609832	$2.845878

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount
Assets
Investment in securities:
Number of shares	6,650,180.750	7,437,362.437	253,078.319	92,894.553

Cost	$67,972,552	$78,178,402	$4,863,046	$844,917

Investments in mutual funds, at net asset value	$67,366,331	$80,249,141	$4,335,232	$893,646
Receivable for units sold	15	—	—	—

Total assets	67,366,346	80,249,141	4,335,232	893,646

Liabilities
Payable for units redeemed	—	29	4	1

	$67,366,346	$80,249,112	$4,335,228	$893,645

Net Assets:
Deferred annuity contracts terminable by owners	$67,366,346	$80,249,112	$4,335,228	$893,645

Total Net Assets	$67,366,346	$80,249,112	$4,335,228	$893,645

Accumulation units outstanding:
M&E - 0.55%	18,693,053	24,702,782	619,586	113,609

M&E - 0.60%	24,263,589	26,949,369	1,184,510	65,111

M&E - 0.65%	823,505	605,761	63,404	15,451

M&E - 0.75%	4,747,374	4,528,192	372,016	352,387

Accumulation unit value:
M&E - 0.55%	$1.106381	$1.123164	$1.191647	$1.382658

M&E - 0.60%	$1.177000	$1.282597	$1.141490	$1.134336

M&E - 0.65%	$15.292447	$20.118789	$28.772033	$17.270655

M&E - 0.75%	$1.165498	$1.270151	$1.130392	$1.123355

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount

Assets
Investment in securities:
Number of shares	24,316,904.370	1,391,644.889	803,632.473	293,254.142

Cost	$24,316,904	$10,517,106	$9,037,690	$9,669,203

Investments in mutual funds, at net asset value	$24,316,904	$10,423,420	$9,265,882	$10,633,395
Receivable for units sold	165	6	2	5

Total assets	24,317,069	10,423,426	9,265,884	10,633,400

Liabilities
Payable for units redeemed	—	—	—	—

	$24,317,069	$10,423,426	$9,265,884	$10,633,400

Net Assets:
Deferred annuity contracts terminable by owners	$24,317,069	$10,423,426	$9,265,884	$10,633,400

Total Net Assets	$24,317,069	$10,423,426	$9,265,884	$10,633,400

Accumulation units outstanding:
M&E - 0.55%	6,289,166	1,705,968	869,806	1,635,285

M&E - 0.60%	6,848,409	2,697,940	2,514,989	2,166,217

M&E - 0.65%	184,412	149,449	193,116	64,054

M&E - 0.75%	6,128,875	823,771	1,123,913	1,043,659

Accumulation unit value:
M&E - 0.55%	$1.109538	$1.249061	$1.147364	$1.442963

M&E - 0.60%	$1.129819	$1.540537	$1.301550	$1.743814

M&E - 0.65%	$14.879709	$19.267604	$18.361462	$42.057961

M&E - 0.75%	$1.118890	$1.525617	$1.288914	$1.726906

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Wanger International Small Cap Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount

Assets
Investment in securities:
Number of shares	161,530.757	685,698.358	129,764.051	346,271.251

Cost	$6,351,781	$10,293,623	$1,619,511	$4,213,785

Investments in mutual funds, at net asset value	$7,113,815	$13,261,406	$1,437,786	$5,020,933
Receivable for units sold	—	8	—	2

Total assets	7,113,815	13,261,414	1,437,786	5,020,935

Liabilities
Payable for units redeemed	2	—	5	—

	$7,113,813	$13,261,414	$1,437,781	$5,020,935

Net Assets:
Deferred annuity contracts terminable by owners	$7,113,813	$13,261,414	$1,437,781	$5,020,935

Total Net Assets	$7,113,813	$13,261,414	$1,437,781	$5,020,935

Accumulation units outstanding:
M&E - 0.55%	597,434	1,550,114	127,056	1,182,081

M&E - 0.60%	1,018,126	1,063,783	202,117	1,135,289

M&E - 0.65%	32,994	85,053	50,621	64,808

M&E - 0.75%	345,047	444,202	24,964	361,278

Accumulation unit value:
M&E - 0.55%	$2.324809	$2.946926	$1.563184	$1.386478

M&E - 0.60%	$2.665470	$4.111621	$1.562428	$1.483337

M&E - 0.65%	$63.658274	$29.520112	$17.477916	$18.011397

M&E - 0.75%	$2.639595	$4.071796	$1.547287	$1.468969

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Credit Suisse - International Focus Subaccount	Credit Suisse-Small Cap Core I Growth Portfolio Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount

Assets
Investment in securities:
Number of shares	284,846.691	201,985.121	204,716.882	322,783.578

Cost	$3,461,727	$3,043,885	$2,667,511	$3,745,780

Investments in mutual funds, at net asset value	$4,514,820	$3,124,710	$2,818,951	$3,708,783
Receivable for units sold	—	5	—	—

Total assets	4,514,820	3,124,715	2,818,951	3,708,783

Liabilities
Payable for units redeemed	12	—	9	2

	$4,514,808	$3,124,715	$2,818,942	$3,708,781

Net Assets:
Deferred annuity contracts terminable by owners	$4,514,808	$3,124,715	$2,818,942	$3,708,781

Total Net Assets	$4,514,808	$3,124,715	$2,818,942	$3,708,781

Accumulation units outstanding:
M&E - 0.55%	662,359	1,136,968	771,284	767,543

M&E - 0.60%	837,623	858,616	894,495	914,906

M&E - 0.65%	75,347	54,859	—	145,683

M&E - 0.75%	307,429	112,378	100,776	822,690

Accumulation unit value:
M&E - 0.55%	$1.831302	$1.062526	$1.538963	$1.299417

M&E - 0.60%	$1.792755	$1.104381	$1.641113	$1.445371

M&E - 0.65%	$16.647931	$15.412515	$1.636511	$1.441314

M&E - 0.75%	$1.775384	$1.093663	$1.627352	$1.433189

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount

Assets
Investment in securities:
Number of shares	228,902.561	106,506.412	262,070.353	100,357.724

Cost	$2,934,235	$1,497,539	$2,398,490	$1,040,846

Investments in mutual funds, at net asset value	$2,952,843	$1,498,545	$2,327,185	$983,506
Receivable for units sold	2	—	—	3

Total assets	2,952,845	1,498,545	2,327,185	983,509

Liabilities
Payable for units redeemed	—	7	3	—

	$2,952,845	$1,498,538	$2,327,182	$983,509

Net Assets:
Deferred annuity contracts terminable by owners	$2,952,845	$1,498,538	$2,327,182	$983,509

Total Net Assets	$2,952,845	$1,498,538	$2,327,182	$983,509

Accumulation units outstanding:
M&E - 0.55%	313,286	464,640	379,400	279,736

M&E - 0.60%	1,039,088	326,798	657,199	233,147

M&E - 0.65%	11,064	7,784	90,124	43,183

M&E - 0.75%	606,956	175,956	264,162	126,557

Accumulation unit value:
M&E - 0.55%	$1.388981	$1.476567	$1.674640	$1.443946

M&E - 0.60%	$1.524062	$1.596080	$1.676726	$1.441323

M&E - 0.65%	$1.519777	$1.591599	$1.671990	$1.438705

M&E - 0.75%	$1.511226	$1.582672	$1.662599	$1.433465

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Templeton Transamerica Global Subaccount

Assets
Investment in securities:
Number of shares	99,540.799	287,458.950	1,272.236	19,278.216

Cost	$2,104,836	$6,340,329	$5,282	$335,785

Investments in mutual funds, at net asset value	$1,825,578	$5,645,694	$6,806	$482,148
Receivable for units sold	—	—	—	—

Total assets	1,825,578	5,645,694	6,806	482,148

Liabilities
Payable for units redeemed	1	7	3	6

	$1,825,577	$5,645,687	$6,803	$482,142

Net Assets:
Deferred annuity contracts terminable by owners	$1,825,577	$5,645,687	$6,803	$482,142

Total Net Assets	$1,825,577	$5,645,687	$6,803	$482,142

Accumulation units outstanding:
M&E - 0.55%	381,026	513,184	—	58,544

M&E - 0.60%	576,582	736,227	761	37,863

M&E - 0.65%	46,307	48,929	—	165,777

M&E - 0.75%	382,834	303,957	2,662	6,127

Accumulation unit value:
M&E - 0.55%	$1.320227	$2.018884	$1.453071	$1.579485

M&E - 0.60%	$1.317857	$2.811696	$2.000325	$1.862100

M&E - 0.65%	$1.315447	$34.605654	$1.994872	$1.857028

M&E - 0.75%	$1.310667	$2.784456	$1.983985	$1.846913

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	JPMorgan Enhanced Index Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount

Assets
Investment in securities:
Number of shares	459,526.085	2,396,458.636	10,178.089	390,629.734

Cost	$6,510,788	$26,423,947	$139,557	$9,977,548

Investments in mutual funds, at net asset value	$7,550,014	$27,918,743	$141,272	$11,289,199
Receivable for units sold	—	2	—	—

Total assets	7,550,014	27,918,745	141,272	11,289,199

Liabilities
Payable for units redeemed	6	—	2	1

	$7,550,008	$27,918,745	$141,270	$11,289,198

Net Assets:
Deferred annuity contracts terminable by owners	$7,550,008	$27,918,745	$141,270	$11,289,198

Total Net Assets	$7,550,008	$27,918,745	$141,270	$11,289,198

Accumulation units outstanding:
M&E - 0.55%	331,287	5,077,217	—	1,201,079

M&E - 0.60%	1,648,547	12,842,234	78,709	2,893,331

M&E - 0.65%	295,275	1,781,631	5,517	2,170,739

M&E - 0.75%	450,356	2,136,859	24,533	751,405

Accumulation unit value:
M&E - 0.55%	$1.346440	$1.188790	$1.314449	$1.620935

M&E - 0.60%	$1.226094	$1.307403	$1.301988	$1.610425

M&E - 0.65%	$15.361466	$1.303739	$1.297769	$1.605203

M&E - 0.75%	$1.214189	$1.296409	$1.289378	$1.594824

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Transamerica Growth Opportunities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount

Assets
Investment in securities:
Number of shares	72,940.991	64,439.499	152,883.727	279,255.135

Cost	$1,174,424	$966,081	$2,019,794	$3,656,835

Investments in mutual funds, at net asset value	$1,326,067	$1,424,113	$2,169,420	$4,792,018
Receivable for units sold	—	—	5	—

Total assets	1,326,067	1,424,113	2,169,425	4,792,018

Liabilities
Payable for units redeemed	4	—	—	2

	$1,326,063	$1,424,113	$2,169,425	$4,792,016

Net Assets:
Deferred annuity contracts terminable by owners	$1,326,063	$1,424,113	$2,169,425	$4,792,016

Total Net Assets	$1,326,063	$1,424,113	$2,169,425	$4,792,016

Accumulation units outstanding:
M&E - 0.55%	68,325	—	163,384	702,493

M&E - 0.60%	351,118	96,533	606,830	725,416

M&E - 0.65%	64,388	33,728	630,206	102,172

M&E - 0.75%	146,217	6,767	59,693	218,674

Accumulation unit value:
M&E - 0.55%	$1.586218	$—	$1.406358	$1.834932

M&E - 0.60%	$2.174065	$2.230889	$1.498442	$1.849693

M&E - 0.65%	$2.167018	$35.394843	$1.494206	$17.231985

M&E - 0.75%	$2.152988	$2.209283	$1.485824	$1.831795

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Van Kampen Mid-Cap Growth Subaccount	T.Rowe Price Small Cap Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount

Assets
Investment in securities:
Number of shares	25,687.895	35,778.572	14,229.952	727.921

Cost	$608,915	$377,094	$250,094	$9,494

Investments in mutual funds, at net asset value	$663,518	$367,446	$319,036	$14,784
Receivable for units sold	2	—	—	—

Total assets	663,520	367,446	319,036	14,784

Liabilities
Payable for units redeemed	—	1	1	3

	$663,520	$367,445	$319,035	$14,781

Net Assets:
Deferred annuity contracts terminable by owners	$663,520	$367,445	$319,035	$14,781

Total Net Assets	$663,520	$367,445	$319,035	$14,781

Accumulation units outstanding:
M&E - 0.55%	149,849	262,102	2,645	—

M&E - 0.60%	207,692	56,243	153,194	—

M&E - 0.65%	28,091	—	29,370	14,130

M&E - 0.75%	152,129	34,944	77,473	—

Accumulation unit value:
M&E - 0.55%	$1.535703	$1.040547	$1.324518	$1.464765

M&E - 0.60%	$1.121797	$1.039682	$1.217380	$1.049489

M&E - 0.65%	$1.118155	$1.038825	$1.213422	$1.046062

M&E - 0.75%	$1.110891	$1.037117	$1.205553	$1.039271

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	AllianceBernstein Large Cap Growth Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Seligman Global Technology Subaccount

Assets
Investment in securities:
Number of shares	3,243.206	17,188.270	7,734.131	6,212.375

Cost	$84,531	$416,909	$272,469	$74,760

Investments in mutual funds, at net asset value	$97,166	$519,945	$344,865	$113,376
Receivable for units sold	7	7	—	—

Total assets	97,173	519,952	344,865	113,376

Liabilities
Payable for units redeemed	—	—	—	2

	$97,173	$519,952	$344,865	$113,374

Net Assets:
Deferred annuity contracts terminable by owners	$97,173	$519,952	$344,865	$113,374

Total Net Assets	$97,173	$519,952	$344,865	$113,374

Accumulation units outstanding:
M&E - 0.55%	—	137,910	24,195	20,164

M&E - 0.60%	68,096	276,189	169,207	18,726

M&E - 0.65%	21,691	63,968	61,768	34,781

M&E - 0.75%	—	6,730	18,288	13,436

Accumulation unit value:
M&E - 0.55%	$1.392334	$1.254242	$1.303950	$1.530125

M&E - 0.60%	$1.083110	$1.001055	$1.258881	$1.237175

M&E - 0.65%	$1.079581	$0.997788	$1.254784	$1.233138

M&E - 0.75%	$1.072589	$0.991328	$1.246671	$1.225154

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount

Assets
Investment in securities:
Number of shares	8,427.865	10,913.047	1,768,192.524	696,871.957

Cost	$124,994	$135,502	$49,276,162	$12,485,870

Investments in mutual funds, at net asset value	$162,405	$182,684	$52,232,407	$12,947,881
Receivable for units sold	—	—	30	13

Total assets	162,405	182,684	52,232,437	12,947,894

Liabilities
Payable for units redeemed	2	—	—	—

	$162,403	$182,684	$52,232,437	$12,947,894

Net Assets:
Deferred annuity contracts terminable by owners	$162,403	$182,684	$52,232,437	$12,947,894

Total Net Assets	$162,403	$182,684	$52,232,437	$12,947,894

Accumulation units outstanding:
M&E - 0.55%	26,188	9,658	14,535,424	2,836,508

M&E - 0.60%	36,366	42,641	18,542,352	3,169,089

M&E - 0.65%	45,200	75,684	1,141,592	231,954

M&E - 0.75%	—	16,779	2,720,577	1,505,147

Accumulation unit value:
M&E - 0.55%	$1.629572	$1.419286	$1.373795	$1.601737

M&E - 0.60%	$1.470529	$1.254527	$1.441734	$1.717725

M&E - 0.65%	$1.465735	$1.250436	$1.437694	$1.712888

M&E - 0.75%	$1.456231	$1.242352	$1.429603	$1.703236

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Vanguard REIT Index Subaccount	Vanguard Short-Term Investment Grade Subaccount	Vanguard Total Bond Market Index Subaccount	Vanguard- International Portfolio Subaccount(1)

Assets
Investment in securities:
Number of shares	794,157.375	2,369,305.097	2,233,023.287	58,253.736

Cost	$16,631,237	$24,742,175	$24,729,373	$1,379,680

Investments in mutual funds, at net asset value	$15,025,458	$25,517,416	$25,769,089	$1,388,769
Receivable for units sold	—	—	15	—

Total assets	15,025,458	25,517,416	25,769,104	1,388,769

Liabilities
Payable for units redeemed	12	3	—	—

	$15,025,446	$25,517,413	$25,769,104	$1,388,769

Net Assets:
Deferred annuity contracts terminable by owners	$15,025,446	$25,517,413	$25,769,104	$1,388,769

Total Net Assets	$15,025,446	$25,517,413	$25,769,104	$1,388,769

Accumulation units outstanding:
M&E - 0.55%	2,999,282	8,905,675	10,869,458	842,885

M&E - 0.60%	4,166,086	10,219,726	8,068,817	441,216

M&E - 0.65%	238,812	602,341	479,035	—

M&E - 0.75%	542,456	1,839,909	1,710,134	—

Accumulation unit value:
M&E - 0.55%	$1.660857	$1.132937	$1.167765	$1.081634

M&E - 0.60%	$2.032337	$1.220091	$1.276682	$1.081274

M&E - 0.65%	$2.026627	$1.216702	$1.273128	$1.080912

M&E - 0.75%	$2.015271	$1.209831	$1.265951	$1.080202

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund® Subaccount

Assets
Investment in securities:
Number of shares	71,450.399	81,048.110	318,527.735

Cost	$2,454,280	$1,101,564	$10,458,116

Investments in mutual funds, at net asset value	$2,583,646	$1,019,585	$8,886,924
Receivable for units sold	—	—	1

Total assets	2,583,646	1,019,585	8,886,925

Liabilities
Payable for units redeemed	6	1	—

	$2,583,640	$1,019,584	$8,886,925

Net Assets:
Deferred annuity contracts terminable by owners	$2,583,640	$1,019,584	$8,886,925

Total Net Assets	$2,583,640	$1,019,584	$8,886,925

Accumulation units outstanding:
M&E - 0.55%	366,047	383,091	4,029,764

M&E - 0.60%	669,130	184,673	2,580,137

M&E - 0.65%	42,656	25,142	—

M&E - 0.75%	318,481	137,327	725,376

Accumulation unit value:
M&E - 0.55%	$1.855218	$1.398968	$1.212285

M&E - 0.60%	$1.851845	$1.396422	$1.211275

M&E - 0.65%	$1.848487	$1.393896	$1.210280

M&E - 0.75%	$1.841767	$1.388839	$1.208266

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	VA Small Value Subaccount	VA Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount

Net investment income (loss)
Income:
Dividends	$774,143	$1,353,238	$2,680,575	$1,035,286
Expenses
Administrative, mortality and expense risk charge	487,054	661,355	515,951	348,668

Net investment income (loss)	287,089	691,883	2,164,624	686,618
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,271,682	—	7,333,955	5,221,939
Proceeds from sales	5,938,746	9,250,534	7,415,599	6,721,876
Cost of investments sold	3,892,954	6,297,026	3,219,109	2,975,944

Net realized capital gains (losses) on investments	8,317,474	2,953,508	11,530,445	8,967,871
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	4,392,043	18,962,668	22,039,104	10,747,791
End of period	(16,541,799)	11,028,733	15,951,786	3,979,853

Net change in unrealized appreciation/depreciation of investments	(20,933,842)	(7,933,935)	(6,087,318)	(6,767,938)

Net realized and unrealized capital gains (losses) on investments	(12,616,368)	(4,980,427)	5,443,127	2,199,933

Increase (decrease) in net assets from operations	$(12,329,279)	$(4,288,544)	$7,607,751	$2,886,551

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated American Leaders Subaccount	Federated Capital Income Subaccount

Net investment income (loss)
Income:
Dividends	$3,002,376	$1,562,686	$72,865	$57,413
Expenses
Administrative, mortality and expense risk charge	362,252	430,320	31,275	7,028

Net investment income (loss)	2,640,124	1,132,366	41,590	50,385
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	542,903	—
Proceeds from sales	3,993,159	3,725,306	1,701,015	513,795
Cost of investments sold	3,961,038	3,764,087	1,397,869	459,220

Net realized capital gains (losses) on investments	32,121	(38,781)	846,049	54,575
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(456,402)	(181,632)	849,345	119,841
End of period	(606,221)	2,070,739	(527,814)	48,729

Net change in unrealized appreciation/depreciation of investments	(149,819)	2,252,371	(1,377,159)	(71,112)

Net realized and unrealized capital gains (losses) on investments	(117,698)	2,213,590	(531,110)	(16,537)

Increase (decrease) in net assets from operations	$2,522,426	$3,345,956	$(489,520)	$33,848

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount

Net investment income (loss)
Income:
Dividends	$955,375	$787,508	$343,131	$—
Expenses
Administrative, mortality and expense risk charge	130,728	65,289	50,516	68,067

Net investment income (loss)	824,647	722,219	292,615	(68,067)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	547,428
Proceeds from sales	25,868,771	3,432,857	2,351,478	2,731,289
Cost of investments sold	25,868,771	3,643,067	2,429,784	2,010,979

Net realized capital gains (losses) on investments	—	(210,210)	(78,306)	1,267,738
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	135,845	(1,315)	1,710,667
End of period	—	(93,686)	228,192	964,192

Net change in unrealized appreciation/depreciation of investments	—	(229,531)	229,507	(746,475)

Net realized and unrealized capital gains (losses) on investments	—	(439,741)	151,201	521,263

Increase (decrease) in net assets from operations	$824,647	$282,478	$443,816	$453,196

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Wanger International Small Cap Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount

Net investment income (loss)
Income:
Dividends	$64,916	$51,671	$748	$—
Expenses
Administrative, mortality and expense risk charge	47,049	70,601	10,595	26,097

Net investment income (loss)	17,867	(18,930)	(9,847)	(26,097)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	584,545	1,540,521	286,681	—
Proceeds from sales	4,587,110	5,370,050	1,517,813	569,054
Cost of investments sold	2,829,122	3,440,454	1,446,308	301,953

Net realized capital gains (losses) on investments	2,342,533	3,470,117	358,186	267,101
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,084,608	2,364,167	194,284	573,185
End of period	762,034	2,967,783	(181,725)	807,148

Net change in unrealized appreciation/depreciation of investments	(1,322,574)	603,616	(376,009)	233,963

Net realized and unrealized capital gains (losses) on investments	1,019,959	4,073,733	(17,823)	501,064

Increase (decrease) in net assets from operations	$1,037,826	$4,054,803	$(27,670)	$474,967

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Credit Suisse - International Focus Subaccount	Credit Suisse-Small Cap Core I Growth Portfolio Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount

Net investment income (loss)
Income:
Dividends	$46,578	$—	$61,952	$91,109
Expenses
Administrative, mortality and expense risk charge	27,092	18,772	15,980	15,149

Net investment income (loss)	19,486	(18,772)	45,972	75,960
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	105,954	112,307
Proceeds from sales	1,224,108	463,544	312,858	2,121,889
Cost of investments sold	662,398	421,459	243,975	2,147,142

Net realized capital gains (losses) on investments	561,710	42,085	174,837	87,054
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,007,794	158,560	195,652	1,800
End of period	1,053,093	80,825	151,440	(36,997)

Net change in unrealized appreciation/depreciation of investments	45,299	(77,735)	(44,212)	(38,797)

Net realized and unrealized capital gains (losses) on investments	607,009	(35,650)	130,625	48,257

Increase (decrease) in net assets from operations	$626,495	$(54,422)	$176,597	$124,217

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount

Net investment income (loss)
Income:
Dividends	$71,827	$74,867	$21,876	$7,805
Expenses
Administrative, mortality and expense risk charge	15,803	19,344	13,975	4,851

Net investment income (loss)	56,024	55,523	7,901	2,954
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	62,848	77,316	403,728	78,500
Proceeds from sales	2,199,916	3,825,258	361,870	199,115
Cost of investments sold	2,053,208	3,070,930	301,651	253,474

Net realized capital gains (losses) on investments	209,556	831,644	463,947	24,141
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	95,552	610,996	225,420	(62,145)
End of period	18,608	1,006	(71,305)	(57,340)

Net change in unrealized appreciation/depreciation of investments	(76,944)	(609,990)	(296,725)	4,805

Net realized and unrealized capital gains (losses) on investments	132,612	221,654	167,222	28,946

Increase (decrease) in net assets from operations	$188,636	$277,177	$175,123	$31,900

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Templeton Transamerica Global Subaccount

Net investment income (loss)
Income:
Dividends	$21,998	$424,563	$—	$7,506
Expenses
Administrative, mortality and expense risk charge	11,787	39,864	42	3,237

Net investment income (loss)	10,211	384,699	(42)	4,269
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	136,112	430,990	—	—
Proceeds from sales	981,165	2,577,539	43	267,102
Cost of investments sold	956,681	1,911,520	38	225,809

Net realized capital gains (losses) on investments	160,596	1,097,009	5	41,293
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	77,290	1,299,799	(156)	121,003
End of period	(279,258)	(694,635)	1,524	146,363

Net change in unrealized appreciation/depreciation of investments	(356,548)	(1,994,434)	1,680	25,360

Net realized and unrealized capital gains (losses) on investments	(195,952)	(897,425)	1,685	66,653

Increase (decrease) in net assets from operations	$(185,741)	$(512,726)	$1,643	$70,922

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	JPMorgan Enhanced Index Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount

Net investment income (loss)
Income:
Dividends	$93,965	$653,839	$2,123	$2,526
Expenses
Administrative, mortality and expense risk charge	50,632	145,315	1,074	71,199

Net investment income (loss)	43,333	508,524	1,049	(68,673)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	208,023	1,778	8,456	444,979
Proceeds from sales	1,827,117	2,730,102	55,736	4,516,960
Cost of investments sold	1,279,850	2,654,515	50,657	3,463,453

Net realized capital gains (losses) on investments	755,290	77,365	13,535	1,498,486
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,531,327	71,822	15,228	1,117,616
End of period	1,039,226	1,494,796	1,715	1,311,651

Net change in unrealized appreciation/depreciation of investments	(492,101)	1,422,974	(13,513)	194,035

Net realized and unrealized capital gains (losses) on investments	263,189	1,500,339	22	1,692,521

Increase (decrease) in net assets from operations	$306,522	$2,008,863	$1,071	$1,623,848

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Transamerica Growth Opportunities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount

Net investment income (loss)
Income:
Dividends	$523	$12,822	$49,332	$136,513
Expenses
Administrative, mortality and expense risk charge	7,462	8,923	12,486	29,723

Net investment income (loss)	(6,939)	3,899	36,846	106,790
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	84,171	118,740	30,343	—
Proceeds from sales	374,502	387,501	463,737	1,298,972
Cost of investments sold	290,203	127,614	400,066	807,055

Net realized capital gains (losses) on investments	168,470	378,627	94,014	491,917
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	81,865	548,169	163,739	1,105,865
End of period	151,643	458,032	149,626	1,135,183

Net change in unrealized appreciation/depreciation of investments	69,778	(90,137)	(14,113)	29,318

Net realized and unrealized capital gains (losses) on investments	238,248	288,490	79,901	521,235

Increase (decrease) in net assets from operations	$231,309	$292,389	$116,747	$628,025

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Van Kampen Mid-Cap Growth Subaccount	T.Rowe Price Small Cap Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	2,806	1,251	2,158	89

Net investment income (loss)	(2,806)	(1,251)	(2,158)	(89)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	26,449	—	—
Proceeds from sales	174,645	6,271	116,193	91
Cost of investments sold	132,311	6,413	92,430	64

Net realized capital gains (losses) on investments	42,334	26,307	23,763	27
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	22,328	590	51,196	2,857
End of period	54,603	(9,648)	68,942	5,290

Net change in unrealized appreciation/depreciation of investments	32,275	(10,238)	17,746	2,433

Net realized and unrealized capital gains (losses) on investments	74,609	16,069	41,509	2,460

Increase (decrease) in net assets from operations	$71,803	$14,818	$39,351	$2,371

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	AllianceBernstein Large Cap Growth Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Seligman Global Technology Subaccount

Net investment income (loss)
Income:
Dividends	$—	$1,444	$6,049	$—
Expenses
Administrative, mortality and expense risk charge	609	3,123	2,583	708

Net investment income (loss)	(609)	(1,679)	3,466	(708)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	28,626	60,132	162,524	33,022
Cost of investments sold	26,417	45,626	119,745	23,322

Net realized capital gains (losses) on investments	2,209	14,506	42,779	9,700
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,815	80,852	94,472	32,568
End of period	12,635	103,036	72,396	38,616

Net change in unrealized appreciation/depreciation of investments	9,820	22,184	(22,076)	6,048

Net realized and unrealized capital gains (losses) on investments	12,029	36,690	20,703	15,748

Increase (decrease) in net assets from operations	$11,420	$35,011	$24,169	$15,040

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount

Net investment income (loss)
Income:
Dividends	$—	$—	$604,570	$126,643
Expenses
Administrative, mortality and expense risk charge	974	1,199	268,257	71,933

Net investment income (loss)	(974)	(1,199)	336,313	54,710
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	1,504,993	1,066,723
Proceeds from sales	18,451	13,450	2,424,124	1,181,250
Cost of investments sold	13,187	9,179	2,009,572	863,344

Net realized capital gains (losses) on investments	5,264	4,271	1,919,545	1,384,629
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	20,421	24,232	3,520,118	1,506,520
End of period	37,411	47,182	2,956,245	462,011

Net change in unrealized appreciation/depreciation of investments	16,990	22,950	(563,873)	(1,044,509)

Net realized and unrealized capital gains (losses) on investments	22,254	27,221	1,355,672	340,120

Increase (decrease) in net assets from operations	$21,280	$26,022	$1,691,985	$394,830

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Vanguard REIT Index Subaccount	Vanguard Short-Term Investment Grade Subaccount	Vanguard Total Bond Market Index Subaccount	Vanguard- International Portfolio Subaccount(1)

Net investment income (loss)
Income:
Dividends	$313,584	$937,698	$716,579	$—
Expenses
Administrative, mortality and expense risk charge	101,020	136,189	124,327	2,190

Net investment income (loss)	212,564	801,509	592,252	(2,190)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,281,603	—	—	—
Proceeds from sales	4,574,194	3,638,759	1,520,460	245,412
Cost of investments sold	3,439,310	3,651,702	1,524,830	239,010

Net realized capital gains (losses) on investments	2,416,487	(12,943)	(4,370)	6,402
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	3,974,976	348,666	231,021	—
End of period	(1,605,779)	775,241	1,039,716	9,089

Net change in unrealized appreciation/depreciation of investments	(5,580,755)	426,575	808,695	9,089

Net realized and unrealized capital gains (losses) on investments	(3,164,268)	413,632	804,325	15,491

Increase (decrease) in net assets from operations	$(2,951,704)	$1,215,141	$1,396,577	$13,301

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as noted

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund® Subaccount

Net investment income (loss)
Income:
Dividends	$21,778	$7,674	$78,462
Expenses
Administrative, mortality and expense risk charge	14,734	4,539	28,179

Net investment income (loss)	7,044	3,135	50,283
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	198,405	40,712	2,069,912
Proceeds from sales	1,106,106	385,729	870,141
Cost of investments sold	1,044,896	370,143	847,221

Net realized capital gains (losses) on investments	259,615	56,298	2,092,832
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	109,596	14,876	(47,571)
End of period	129,366	(81,979)	(1,571,192)

Net change in unrealized appreciation/depreciation of investments	19,770	(96,855)	(1,523,621)

Net realized and unrealized capital gains (losses) on investments	279,385	(40,557)	569,211

Increase (decrease) in net assets from operations	$286,429	$(37,422)	$619,494

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA Small Value Subaccount		VA Large Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$287,089	$192,316	$691,883	$626,575
Net realized capital gains (losses) on investments	8,317,474	12,122,161	2,953,508	8,065,887
Net change in unrealized appreciation/depreciation of investments	(20,933,842)	482,494	(7,933,935)	6,342,101

Increase (decrease) in net assets from operations	(12,329,279)	12,796,971	(4,288,544)	15,034,563

Contract transactions
Net contract purchase payments	9,833,475	8,280,396	16,324,776	13,432,158
Transfer payments from (to) other subaccounts or general account	2,706,991	(209,504)	(1,204,578)	4,080,121
Contract terminations, withdrawals, and other deductions	(3,904,277)	(3,852,161)	(4,443,138)	(3,885,237)
Contract maintenance charges	(6,046)	(9,021)	(7,226)	(9,830)

Increase (decrease) in net assets from contract transactions	8,630,143	4,209,710	10,669,834	13,617,212

Net increase (decrease) in net assets	(3,699,136)	17,006,681	6,381,290	28,651,775

Net assets:
Beginning of the period	77,681,682	60,675,001	100,056,775	71,405,000

End of the period	$73,982,546	$77,681,682	$106,438,065	$100,056,775

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA International Value Subaccount		VA International Small Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$2,164,624	$1,605,549	$686,618	$673,743
Net realized capital gains (losses) on investments	11,530,445	8,596,315	8,967,871	6,947,868
Net change in unrealized appreciation/ depreciation of investments	(6,087,318)	8,415,631	(6,767,938)	2,247,366

Increase (decrease) in net assets from operations	7,607,751	18,617,495	2,886,551	9,868,977

Contract transactions
Net contract purchase payments	10,446,045	10,099,372	6,865,797	5,969,350
Transfer payments from (to) other subaccounts or general account	(1,698,434)	(2,254,515)	(1,692,565)	(1,379,139)
Contract terminations, withdrawals, and other deductions	(4,174,065)	(3,319,970)	(2,230,766)	(2,250,278)
Contract maintenance charges	(6,152)	(7,326)	(2,859)	(4,315)

Increase (decrease) in net assets from contract transactions	4,567,394	4,517,561	2,939,607	2,335,618

Net increase (decrease) in net assets	12,175,145	23,135,056	5,826,158	12,204,595

Net assets:
Beginning of the period	75,636,494	52,501,438	51,766,675	39,562,080

End of the period	$87,811,639	$75,636,494	$57,592,833	$51,766,675

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA Short-Term Fixed Subaccount		VA Global Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$2,640,124	$1,558,180	$1,132,366	$(124,984)
Net realized capital gains (losses) on investments	32,121	(95,560)	(38,781)	(16,694)
Net change in unrealized appreciation/depreciation of investments	(149,819)	317,384	2,252,371	1,956,010

Increase (decrease) in net assets from operations	2,522,426	1,780,004	3,345,956	1,814,332

Contract transactions
Net contract purchase payments	12,550,420	7,429,551	10,716,873	6,817,539
Transfer payments from (to) other subaccounts or general account	4,514,913	2,693,366	5,943,692	5,087,251
Contract terminations, withdrawals, and other deductions	(2,870,339)	(2,634,640)	(2,749,289)	(2,572,823)
Contract maintenance charges	(3,790)	(6,726)	(2,350)	(5,115)

Increase (decrease) in net assets from contract transactions	14,191,204	7,481,551	13,908,926	9,326,852

Net increase (decrease) in net assets	16,713,630	9,261,555	17,254,882	11,141,184

Net assets:
Beginning of the period	50,652,716	41,391,161	62,994,230	51,853,046

End of the period	$67,366,346	$50,652,716	$80,249,112	$62,994,230

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$41,590	$46,408	$50,385	$64,769
Net realized capital gains (losses) on investments	846,049	877,196	54,575	65,835
Net change in unrealized appreciation/ depreciation of investments	(1,377,159)	(124,183)	(71,112)	16,019

Increase (decrease) in net assets from operations	(489,520)	799,421	33,848	146,623

Contract transactions
Net contract purchase payments	345,947	238,177	53,038	290,768
Transfer payments from (to) other subaccounts or general account	(387,894)	(347,520)	(369,660)	(29,624)
Contract terminations, withdrawals, and other deductions	(628,497)	(434,389)	(89,512)	(69,335)
Contract maintenance charges	(1,004)	(1,532)	(208)	(239)

Increase (decrease) in net assets from contract transactions	(671,448)	(545,264)	(406,342)	191,570

Net increase (decrease) in net assets	(1,160,968)	254,157	(372,494)	338,193

Net assets:
Beginning of the period	5,496,196	5,242,039	1,266,139	927,946

End of the period	$4,335,228	$5,496,196	$893,645	$1,266,139

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$824,647	$562,598	$722,219	$759,538
Net realized capital gains (losses) on investments	—	—	(210,210)	(74,111)
Net change in unrealized appreciation/ depreciation of investments	—	—	(229,531)	281,815

Increase (decrease) in net assets from operations	824,647	562,598	282,478	967,242

Contract transactions
Net contract purchase payments	20,752,591	25,335,358	1,073,093	897,926
Transfer payments from (to) other subaccounts or general account	(7,435,238)	(14,193,190)	(583,930)	(751,793)
Contract terminations, withdrawals, and other deductions	(5,529,073)	(6,769,619)	(658,671)	(1,147,531)
Contract maintenance charges	(4,221)	(3,740)	(1,051)	(1,490)

Increase (decrease) in net assets from contract transactions	7,784,059	4,368,809	(170,559)	(1,002,888)

Net increase (decrease) in net assets	8,608,706	4,931,407	111,919	(35,646)

Net assets:
Beginning of the period	15,708,363	10,776,956	10,311,507	10,347,153

End of the period	$24,317,069	$15,708,363	$10,423,426	$10,311,507

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$292,615	$293,744	$(68,067)	$(42,101)
Net realized capital gains (losses) on investments	(78,306)	(193,046)	1,267,738	850,197
Net change in unrealized appreciation/ depreciation of investments	229,507	158,612	(746,475)	(63,025)

Increase (decrease) in net assets from operations	443,816	259,310	453,196	745,071

Contract transactions
Net contract purchase payments	568,935	745,280	744,083	1,011,990
Transfer payments from (to) other subaccounts or general account	1,166,127	(900,202)	(856,828)	(128,412)
Contract terminations, withdrawals, and other deductions	(503,934)	(719,768)	(720,202)	(494,030)
Contract maintenance charges	(789)	(1,447)	(2,019)	(2,865)

Increase (decrease) in net assets from contract transactions	1,230,339	(876,137)	(834,966)	386,683

Net increase (decrease) in net assets	1,674,155	(616,827)	(381,770)	1,131,754

Net assets:
Beginning of the period	7,591,729	8,208,556	11,015,170	9,883,416

End of the period	$9,265,884	$7,591,729	$10,633,400	$11,015,170

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Wanger International Small Cap Subaccount		Gartmore NVIT Developing Markets Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$17,867	$(5,623)	$(18,930)	$(3,857)
Net realized capital gains (losses) on investments	2,342,533	1,130,578	3,470,117	1,577,238
Net change in unrealized appreciation/ depreciation of investments	(1,322,574)	857,978	603,616	912,695

Increase (decrease) in net assets from operations	1,037,826	1,982,933	4,054,803	2,486,076

Contract transactions
Net contract purchase payments	390,836	372,379	1,045,090	1,123,017
Transfer payments from (to) other subaccounts or general account	(1,141,410)	187,156	(1,749,370)	683,043
Contract terminations, withdrawals, and other deductions	(675,627)	(616,732)	(472,105)	(556,646)
Contract maintenance charges	(3,278)	(2,663)	(570)	(1,171)

Increase (decrease) in net assets from contract transactions	(1,429,479)	(59,860)	(1,176,955)	1,248,243

Net increase (decrease) in net assets	(391,653)	1,923,073	2,877,848	3,734,319

Net assets:
Beginning of the period	7,505,466	5,582,393	10,383,566	6,649,247

End of the period	$7,113,813	$7,505,466	$13,261,414	$10,383,566

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WFAVT Small/MidCap Value Subaccount		Columbia Small Company Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(9,847)	$(16,619)	$(26,097)	$(17,280)
Net realized capital gains (losses) on investments	358,186	731,284	267,101	232,231
Net change in unrealized appreciation/ depreciation of investments	(376,009)	(350,716)	233,963	93,884

Increase (decrease) in net assets from operations	(27,670)	363,949	474,967	308,835

Contract transactions
Net contract purchase payments	60,445	143,480	996,611	705,483
Transfer payments from (to) other subaccounts or general account	(975,732)	(10,907)	574,975	(48,726)
Contract terminations, withdrawals, and other deductions	(174,865)	(428,496)	(258,481)	(74,227)
Contract maintenance charges	(53)	(349)	(481)	(630)

Increase (decrease) in net assets from contract transactions	(1,090,205)	(296,272)	1,312,624	581,900

Net increase (decrease) in net assets	(1,117,875)	67,677	1,787,591	890,735

Net assets:
Beginning of the period	2,555,656	2,487,979	3,233,344	2,342,609

End of the period	$1,437,781	$2,555,656	$5,020,935	$3,233,344

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Credit Suisse - International Focus Subaccount		Credit Suisse-Small Cap Core I Growth Portfolio Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$19,486	$15,787	$(18,772)	$(15,952)
Net realized capital gains (losses) on investments	561,710	238,255	42,085	30,436
Net change in unrealized appreciation/ depreciation of investments	45,299	326,503	(77,735)	101,316

Increase (decrease) in net assets from operations	626,495	580,545	(54,422)	115,800

Contract transactions
Net contract purchase payments	412,296	423,757	249,368	540,068
Transfer payments from (to) other subaccounts or general account	(181,380)	122,234	154,841	212,706
Contract terminations, withdrawals, and other deductions	(267,011)	(266,402)	(153,681)	(179,579)
Contract maintenance charges	(493)	(705)	(273)	(429)

Increase (decrease) in net assets from contract transactions	(36,588)	278,884	250,255	572,766

Net increase (decrease) in net assets	589,907	859,429	195,833	688,566

Net assets:
Beginning of the period	3,924,901	3,065,472	2,928,882	2,240,316

End of the period	$4,514,808	$3,924,901	$3,124,715	$2,928,882

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$45,972	$8,614	$75,960	$37,630
Net realized capital gains (losses) on investments	174,837	204,372	87,054	74,741
Net change in unrealized appreciation/ depreciation of investments	(44,212)	65,768	(38,797)	931

Increase (decrease) in net assets from operations	176,597	278,754	124,217	113,302

Contract transactions
Net contract purchase payments	199,289	1,103,898	1,260,005	142,163
Transfer payments from (to) other subaccounts or general account	99,344	161,917	1,032,856	296,925
Contract terminations, withdrawals, and other deductions	(156,877)	(15,036)	(252,667)	(50,001)
Contract maintenance charges	(1,069)	(1,048)	(660)	(1,013)

Increase (decrease) in net assets from contract transactions	140,687	1,249,731	2,039,534	388,074

Net increase (decrease) in net assets	317,284	1,528,485	2,163,751	501,376

Net assets:
Beginning of the period	2,501,658	973,173	1,545,030	1,043,654

End of the period	$2,818,942	$2,501,658	$3,708,781	$1,545,030

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$56,024	$23,188	$55,523	$29,096
Net realized capital gains (losses) on investments	209,556	58,883	831,644	293,175
Net change in unrealized appreciation/ depreciation of investments	(76,944)	71,715	(609,990)	87,041

Increase (decrease) in net assets from operations	188,636	153,786	277,177	409,312

Contract transactions
Net contract purchase payments	490,807	1,032,346	418,108	574,959
Transfer payments from (to) other subaccounts or general account	417,652	447,976	(1,594,884)	(282,754)
Contract terminations, withdrawals, and other deductions	(289,969)	(31,189)	(1,305,770)	(81,876)
Contract maintenance charges	(760)	(429)	(5,134)	(3,402)

Increase (decrease) in net assets from contract transactions	617,730	1,448,704	(2,487,680)	206,927

Net increase (decrease) in net assets	806,366	1,602,490	(2,210,503)	616,239

Net assets:
Beginning of the period	2,146,479	543,989	3,709,041	3,092,802

End of the period	$2,952,845	$2,146,479	$1,498,538	$3,709,041

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	MFS International Equity Subaccount		Capital Guardian Global Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$7,901	$12,068	$2,954	$8,351
Net realized capital gains (losses) on investments	463,947	160,980	24,141	163,586
Net change in unrealized appreciation/ depreciation of investments	(296,725)	140,329	4,805	(97,215)

Increase (decrease) in net assets from operations	175,123	313,377	31,900	74,722

Contract transactions
Net contract purchase payments	240,420	125,402	118,076	132,881
Transfer payments from (to) other subaccounts or general account	19,607	560,527	252,306	(70,531)
Contract terminations, withdrawals, and other deductions	(125,492)	(182,543)	(34,381)	(1,763)
Contract maintenance charges	(416)	(351)	(444)	(279)

Increase (decrease) in net assets from contract transactions	134,119	503,035	335,557	60,308

Net increase (decrease) in net assets	309,242	816,412	367,457	135,030

Net assets:
Beginning of the period	2,017,940	1,201,528	616,052	481,022

End of the period	$2,327,182	$2,017,940	$983,509	$616,052

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Capital Guardian Value Subaccount		Clarion Global Real Estate Securities Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$10,211	$13,887	$384,699	$36,368
Net realized capital gains (losses) on investments	160,596	224,116	1,097,009	1,052,447
Net change in unrealized appreciation/ depreciation of investments	(356,548)	10,215	(1,994,434)	603,957

Increase (decrease) in net assets from operations	(185,741)	248,218	(512,726)	1,692,772

Contract transactions
Net contract purchase payments	212,282	144,348	553,394	117,751
Transfer payments from (to) other subaccounts or general account	(139,056)	299,477	139,253	88,217
Contract terminations, withdrawals, and other deductions	(132,108)	(111,738)	(423,636)	(242,901)
Contract maintenance charges	(471)	(428)	(710)	(1,177)

Increase (decrease) in net assets from contract transactions	(59,353)	331,659	268,301	(38,110)

Net increase (decrease) in net assets	(245,094)	579,877	(244,425)	1,654,662

Net assets:
Beginning of the period	2,070,671	1,490,794	5,890,112	4,235,450

End of the period	$1,825,577	$2,070,671	$5,645,687	$5,890,112

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Science and Technology Subaccount		Templeton Transamerica Global Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(42)	$(150)	$4,269	$4,157
Net realized capital gains (losses) on investments	5	1,781	41,293	10,082
Net change in unrealized appreciation/ depreciation of investments	1,680	(4,393)	25,360	91,190

Increase (decrease) in net assets from operations	1,643	(2,762)	70,922	105,429

Contract transactions
Net contract purchase payments	—	—	—	107,112
Transfer payments from (to) other subaccounts or general account	(6)	(19,575)	(151,397)	(66,742)
Contract terminations, withdrawals, and other deductions	—	(24,767)	(111,263)	(95,476)
Contract maintenance charges	7	(5)	(107)	(171)

Increase (decrease) in net assets from contract transactions	1	(44,347)	(262,767)	(55,277)

Net increase (decrease) in net assets	1,644	(47,109)	(191,845)	50,152

Net assets:
Beginning of the period	5,159	52,268	673,987	623,835

End of the period	$6,803	$5,159	$482,142	$673,987

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	JPMorgan Enhanced Index		PIMCO Total Return
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$43,333	$39,132	$508,524	$446,250
Net realized capital gains (losses) on investments	755,290	449,707	77,365	(8,898)
Net change in unrealized appreciation/ depreciation of investments	(492,101)	617,582	1,422,974	150,721

Increase (decrease) in net assets from operations	306,522	1,106,421	2,008,863	588,073

Contract transactions
Net contract purchase payments	523,421	178,305	4,428,249	3,221,738
Transfer payments from (to) other subaccounts or general account	(595,200)	(1,109,229)	2,630,161	6,005,311
Contract terminations, withdrawals, and other deductions	(391,714)	(303,161)	(739,275)	(327,030)
Contract maintenance charges	(1,179)	(1,704)	(770)	(1,660)

Increase (decrease) in net assets from contract transactions	(464,672)	(1,235,789)	6,318,365	8,898,359

Net increase (decrease) in net assets	(158,150)	(129,368)	8,327,228	9,486,432

Net assets:
Beginning of the period	7,708,158	7,837,526	19,591,517	10,105,085

End of the period	$7,550,008	$7,708,158	$27,918,745	$19,591,517

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Legg Mason Partners All Cap		Transamerica Equity
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$1,049	$946	$(68,673)	$(49,821)
Net realized capital gains (losses) on investments	13,535	55,629	1,498,486	628,096
Net change in unrealized appreciation/ depreciation of investments	(13,513)	(18,054)	194,035	62,939

Increase (decrease) in net assets from operations	1,071	38,521	1,623,848	641,214

Contract transactions
Net contract purchase payments	—	—	756,947	973,177
Transfer payments from (to) other subaccounts or general account	(34,263)	(25,713)	(2,399,913)	4,650,414
Contract terminations, withdrawals, and other deductions	(20,337)	(60,936)	(1,032,411)	(561,013)
Contract maintenance charges	(54)	(79)	(3,242)	(2,384)

Increase (decrease) in net assets from contract transactions	(54,654)	(86,728)	(2,678,619)	5,060,194

Net increase (decrease) in net assets	(53,583)	(48,207)	(1,054,771)	5,701,408

Net assets:
Beginning of the period	194,853	243,060	12,343,969	6,642,561

End of the period	$141,270	$194,853	$11,289,198	$12,343,969

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Growth Opportunities		Transamerica Small/Mid Cap Value
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(6,939)	$(4,196)	$3,899	$2,934
Net realized capital gains (losses) on investments	168,470	78,671	378,627	373,931
Net change in unrealized appreciation/ depreciation of investments	69,778	(24,514)	(90,137)	(159,778)

Increase (decrease) in net assets from operations	231,309	49,961	292,389	217,087

Contract transactions
Net contract purchase payments	49,451	159,722	2,466	13,208
Transfer payments from (to) other subaccounts or general account	15,824	(3,260)	(39,538)	(120,566)
Contract terminations, withdrawals, and other deductions	(109,137)	(107,851)	(79,179)	(278,490)
Contract maintenance charges	(351)	(389)	(425)	(610)

Increase (decrease) in net assets from contract transactions	(44,213)	48,222	(116,676)	(386,458)

Net increase (decrease) in net assets	187,096	98,183	175,713	(169,371)

Net assets:
Beginning of the period	1,138,967	1,040,784	1,248,400	1,417,771

End of the period	$1,326,063	$1,138,967	$1,424,113	$1,248,400

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Value Balanced		Van Kampen Active International Allocation
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$36,846	$34,367	$106,790	$(11,237)
Net realized capital gains (losses) on investments	94,014	107,612	491,917	352,569
Net change in unrealized appreciation/ depreciation of investments	(14,113)	110,165	29,318	432,588

Increase (decrease) in net assets from operations	116,747	252,144	628,025	773,920

Contract transactions
Net contract purchase payments	30,427	54,689	435,006	409,170
Transfer payments from (to) other subaccounts or general account	355,652	(172,510)	(114,653)	(128,752)
Contract terminations, withdrawals, and other deductions	(265,247)	(148,639)	(342,018)	(321,762)
Contract maintenance charges	(467)	(704)	(865)	(987)

Increase (decrease) in net assets from contract transactions	120,365	(267,164)	(22,530)	(42,331)

Net increase (decrease) in net assets	237,112	(15,020)	605,495	731,589

Net assets:
Beginning of the period	1,932,313	1,947,333	4,186,521	3,454,932

End of the period	$2,169,425	$1,932,313	$4,792,016	$4,186,521

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Van Kampen Mid-Cap Growth		T.Rowe Price Small Cap
	Subaccount		Subaccount
	2007	2006	2007	2006(1)
Operations
Net investment income (loss)	$(2,806)	$(1,592)	$(1,251)	$(126)
Net realized capital gains (losses) on investments	42,334	32,243	26,307	1,949
Net change in unrealized appreciation/ depreciation of investments	32,275	(14,182)	(10,238)	590

Increase (decrease) in net assets from operations	71,803	16,469	14,818	2,413

Contract transactions
Net contract purchase payments	55,756	55,751	120,270	76,729
Transfer payments from (to) other subaccounts or general account	330,086	(67,989)	137,924	15,735
Contract terminations, withdrawals, and other deductions	(9,854)	(38,635)	(90)	(352)
Contract maintenance charges	(92)	(247)	(2)	—

Increase (decrease) in net assets from contract transactions	375,896	(51,120)	258,102	92,112

Net increase (decrease) in net assets	447,699	(34,651)	272,920	94,525

Net assets:
Beginning of the period	215,821	250,472	94,525	—

End of the period	$663,520	$215,821	$367,445	$94,525

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AllianceBernstein Growth		AllianceBernstein Global Technology
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(2,158)	$(2,994)	$(89)	$(114)
Net realized capital gains (losses) on investments	23,763	18,620	27	3,418
Net change in unrealized appreciation/ depreciation of investments	17,746	(34,842)	2,433	(2,039)

Increase (decrease) in net assets from operations	39,351	(19,216)	2,371	1,265

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(41,295)	(49,889)	2	(3,616)
Contract terminations, withdrawals, and other deductions	(72,431)	(62,904)	—	(26,434)
Contract maintenance charges	(309)	(323)	2	(12)

Increase (decrease) in net assets from contract transactions	(114,035)	(113,116)	4	(30,062)

Net increase (decrease) in net assets	(74,684)	(132,332)	2,375	(28,797)

Net assets:
Beginning of the period	393,719	526,051	12,406	41,203

End of the period	$319,035	$393,719	$14,781	$12,406

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AllianceBernstein Large Cap Growth		Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
	Subaccount		Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(609)	$(1,057)	$(1,679)	$(3,470)
Net realized capital gains (losses) on investments	2,209	15,160	14,506	22,006
Net change in unrealized appreciation/ depreciation of investments	9,820	(18,917)	22,184	22,759

Increase (decrease) in net assets from operations	11,420	(4,814)	35,011	41,295

Contract transactions
Net contract purchase payments	—	—	—	1,860
Transfer payments from (to) other subaccounts or general account	(9,131)	(114,982)	(44,573)	(88,771)
Contract terminations, withdrawals, and other deductions	(18,784)	(3,934)	(5,486)	(18,602)
Contract maintenance charges	(63)	(90)	(7)	(238)

Increase (decrease) in net assets from contract transactions	(27,978)	(119,006)	(50,066)	(105,751)

Net increase (decrease) in net assets	(16,558)	(123,820)	(15,055)	(64,456)

Net assets:
Beginning of the period	113,731	237,551	535,007	599,463

End of the period	$97,173	$113,731	$519,952	$535,007

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Dreyfus VIF - Appreciation Subaccount		Seligman Global Technology Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$3,466	$4,694	$(708)	$(793)
Net realized capital gains (losses) on investments	42,779	26,265	9,700	2,075
Net change in unrealized appreciation/ depreciation of investments	(22,076)	35,687	6,048	16,152

Increase (decrease) in net assets from operations	24,169	66,646	15,040	17,434

Contract transactions
Net contract purchase payments	—	15,404	—	4,323
Transfer payments from (to) other subaccounts or general account	(96,316)	(84,401)	(3,269)	(8,233)
Contract terminations, withdrawals, and other deductions	(63,590)	(30,547)	(28,950)	—
Contract maintenance charges	(34)	(172)	(95)	(128)

Increase (decrease) in net assets from contract transactions	(159,940)	(99,716)	(32,314)	(4,038)

Net increase (decrease) in net assets	(135,771)	(33,070)	(17,274)	13,396

Net assets:
Beginning of the period	480,636	513,706	130,648	117,252

End of the period	$344,865	$480,636	$113,374	$130,648

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(974)	$(1,327)	$(1,199)	$(1,240)
Net realized capital gains (losses) on investments	5,264	33,084	4,271	22,230
Net change in unrealized appreciation/ depreciation of investments	16,990	1,358	22,950	(14,341)

Increase (decrease) in net assets from operations	21,280	33,115	26,022	6,649

Contract transactions
Net contract purchase payments	—	7,678	—	46,092
Transfer payments from (to) other subaccounts or general account	(6,428)	(5,980)	(3)	(64,446)
Contract terminations, withdrawals, and other deductions	(11,017)	(16,106)	(12,181)	(301)
Contract maintenance charges	(28)	(66)	(68)	(70)

Increase (decrease) in net assets from contract transactions	(17,473)	(14,474)	(12,252)	(18,725)

Net increase (decrease) in net assets	3,807	18,641	13,770	(12,076)

Net assets:
Beginning of the period	158,596	139,955	168,914	180,990

End of the period	$162,403	$158,596	$182,684	$168,914

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard Equity Index Subaccount		Vanguard Mid-Cap Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$336,313	$274,141	$54,710	$30,900
Net realized capital gains (losses) on investments	1,919,545	2,234,532	1,384,629	690,391
Net change in unrealized appreciation/ depreciation of investments	(563,873)	1,887,817	(1,044,509)	345,883

Increase (decrease) in net assets from operations	1,691,985	4,396,490	394,830	1,067,174

Contract transactions
Net contract purchase payments	9,852,925	5,909,064	2,984,405	1,431,349
Transfer payments from (to) other subaccounts or general account	6,589,108	1,911,104	571,716	376,838
Contract terminations, withdrawals, and other deductions	(1,841,798)	(1,383,516)	(557,565)	(431,778)
Contract maintenance charges	(3,211)	(4,401)	(2,756)	(2,927)

Increase (decrease) in net assets from contract transactions	14,597,024	6,432,251	2,995,800	1,373,482

Net increase (decrease) in net assets	16,289,009	10,828,741	3,390,630	2,440,656

Net assets:
Beginning of the period	35,943,428	25,114,687	9,557,264	7,116,608

End of the period	$52,232,437	$35,943,428	$12,947,894	$9,557,264

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard REIT Index Subaccount		Vanguard Short-Term Investment Grade Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$212,564	$198,855	$801,509	$394,617
Net realized capital gains (losses) on investments	2,416,487	1,780,126	(12,943)	(55,156)
Net change in unrealized appreciation/ depreciation of investments	(5,580,755)	2,339,338	426,575	332,392

Increase (decrease) in net assets from operations	(2,951,704)	4,318,319	1,215,141	671,853

Contract transactions
Net contract purchase payments	3,111,177	1,592,469	3,697,430	4,781,520
Transfer payments from (to) other subaccounts or general account	(1,650,944)	1,011,627	2,233,627	1,007,202
Contract terminations, withdrawals, and other deductions	(922,514)	(953,652)	(811,540)	(532,393)
Contract maintenance charges	(1,729)	(1,806)	(894)	(1,577)

Increase (decrease) in net assets from contract transactions	535,990	1,648,638	5,118,623	5,254,752

Net increase (decrease) in net assets	(2,415,714)	5,966,957	6,333,764	5,926,605

Net assets:
Beginning of the period	17,441,160	11,474,203	19,183,649	13,257,044

End of the period	$15,025,446	$17,441,160	$25,517,413	$19,183,649

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard Total Bond Market Index Subaccount		Vanguard-International Portfolio Subaccount
	2007	2006	‘2007(1)
Operations
Net investment income (loss)	$592,252	$321,936	$(2,190)
Net realized capital gains (losses) on investments	(4,370)	(72,432)	6,402
Net change in unrealized appreciation/ depreciation of investments	808,695	274,943	9,089

Increase (decrease) in net assets from operations	1,396,577	524,447	13,301

Contract transactions
Net contract purchase payments	5,285,452	5,136,971	354,129
Transfer payments from (to) other subaccounts or general account	3,500,693	2,092,767	1,030,815
Contract terminations, withdrawals, and other deductions	(891,148)	(410,040)	(9,475)
Contract maintenance charges	(202)	(523)	(1)

Increase (decrease) in net assets from contract transactions	7,894,795	6,819,175	1,375,468

Net increase (decrease) in net assets	9,291,372	7,343,622	1,388,769

Net assets:
Beginning of the period	16,477,732	9,134,110	—

End of the period	$25,769,104	$16,477,732	$1,388,769

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$7,044	$(6,812)	$3,135	$(189)
Net realized capital gains (losses) on investments	259,615	240,346	56,298	47,994
Net change in unrealized appreciation/ depreciation of investments	19,770	(53,579)	(96,855)	(6,262)

Increase (decrease) in net assets from operations	286,429	179,955	(37,422)	41,543

Contract transactions
Net contract purchase payments	375,718	324,996	345,734	44,212
Transfer payments from (to) other subaccounts or general account	(200,979)	684,879	403,971	59,189
Contract terminations, withdrawals, and other deductions	(230,983)	(148,492)	(47,819)	(11,433)
Contract maintenance charges	(460)	(349)	(3)	(16)

Increase (decrease) in net assets from contract transactions	(56,704)	861,034	701,883	91,952

Net increase (decrease) in net assets	229,725	1,040,989	664,461	133,495

Net assets:
Beginning of the period	2,353,915	1,312,926	355,123	221,628

End of the period	$2,583,640	$2,353,915	$1,019,584	$355,123

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisors Edge Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity-VIP Contrafund® Subaccount
	2007	2006(1)
Operations
Net investment income (loss)	$50,283	$7,533
Net realized capital gains (losses) on investments	2,092,832	86,657
Net change in unrealized appreciation/ depreciation of investments	(1,523,621)	(47,571)

Increase (decrease) in net assets from operations	619,494	46,619

Contract transactions
Net contract purchase payments	1,866,049	388,386
Transfer payments from (to) other subaccounts or general account	5,403,740	841,715
Contract terminations, withdrawals, and other deductions	(277,095)	(1,675)
Contract maintenance charges	(269)	(39)

Increase (decrease) in net assets from contract transactions	6,992,425	1,228,387

Net increase (decrease) in net assets	7,611,919	1,275,006

Net assets:
Beginning of the period	1,275,006	—

End of the period	$8,886,925	$1,275,006

See accompanying notes.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company Separate Account VA CC (the Mutual Fund Account) is a segregated investment account of Monumental Life Insurance Company, an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to October 1, 2007, the Mutual Fund Account was a segregated investment account of People’s benefit Life Insurance Company (PBL), also an indircet wholly owned subsidiary of Aegon N.V.

People’s Benefit Life Insurance Company (PBL) merged into Monumental Life Insurance Company (MLIC) effective October 1, 2007. As a result of this merger, Separate Account V underwent a name change to Separate Account VA CC. This merger had no impact on the value of the Mutual Fund Account or its operations.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specific subaccounts is available to contract owners of the Advisor’s Edge Variable Annuity. Activity in these subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor’s Edge Select Variable Annuity also offered by MLIC. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by MLIC.

Subaccount Investment by Fund:

DFA Investment Dimensions Group, Inc.:	Columbia Funds Variable Insurance Trust

VA Small Value Portfolio	Columbia Small Company Growth Fund-Variable Series

VA Large Value Portfolio	Credit Suisse Trust:

VA International Value Portfolio	Credit Suisse-International Focus Portfolio

VA International Small Portfolio	Credit Suisse-Small Cap Core I Growth Portfolio

VA Short-Term Fixed Portfolio	AEGON/Transamerica Series Fund, Inc. - Initial Class:

VA Global Bond Portfolio	Asset Allocation-Growth Portfolio-Initial Class

Federated Insurance Series:	Asset Allocation-Conservative Portfolio-Initial Class

Federated American Leaders Fund II	Asset Allocation-Moderate Portfolio-Initial Class

Federated Capital Income Fund II	Asset Allocation-Moderate Growth Portfolio-Initial Class

Federated Prime Money Fund II	MFS International Equity - Initial Class

Federated High Income Bond Fund II	Capital Guardian Global-Initial Class

Federated Fund for U.S. Government Securities II	Capital Guardian Value-Initial Class

Wanger Advisors Trust:	Clarion Global Real Estate Securities-Initial Class

Wanger U.S. Smaller Companies	Transamerica Science and Technology-Initial Class

Wanger International Small Cap	Templeton Transamerica Global-Initial Class

Gartmore Variable Insurance Trust:	JPMorgan Enhanced Index-Initial Class

Gartmore NVIT Developing Markets Fund	PIMCO Total Return-Initial Class

Wells Fargo Advantage Variable Trust Funds:	Legg Mason Partners All Cap-Initial Class

WFAVT Small/MidCap Value Fund	Transamerica Equity-Initial Class

Transamerica Growth Opportunities-Initial Class

Transamerica Small/Mid Cap Value

Transamerica Value Balanced-Initial Class

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AEGON/Transamerica Series Fund, Inc. - Initial Class:

Van Kampen Active International Allocation-Initial Class

Van Kampen Mid-Cap Growth-Initial Class

T.Rowe Price Small Cap-Initial Class

AllianceBernstein Variable Products Series Fund, Inc.-Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Global Technology Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

The Dreyfus Socially Responsible Growth Fund, Inc.-Service Class

Dreyfus Variable Investment Fund-Service Class:

Dreyfus VIF-Appreciation Portfolio-Service Class

Seligman Portfolios, Inc.-Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Vanguard Equity Index Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Vanguard International Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Fidelity-VIP Contrafund® Portfolio-Initial Class

Each period reported on reflects a full twelve month period except as follows:

Inception Date
Capital Guardian Global	May 1, 2004
Capital Guardian Value	May 1, 2004
Fidelity - VIP Mid Cap	May 1, 2004
Fidelity - VIP Value Strategies	May 1, 2004
Fidelity-VIP Contrafund	May 1, 2006
T. Rowe Price Small Cap	May 1, 2006
Vanguard - International Portfolio	May 1, 2007

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes occurred effective May 1, 2007:

Portfolio	Formerly
Gartmore NVIT Developing Markets Fund	Gartmore GVIT Developing Markets Fund
JPMorgan Enhanced Index-Initial Class	J.P. Morgan Enhanced Index-Initial Class

Transamerica Small/Mid Cap Value is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2007.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
DFA Investment Dimensions Group, Inc.:
VA Small Value Portfolio	$21,127,487	$5,938,746
VA Large Value Portfolio	20,612,268	9,250,534
VA International Value Portfolio	21,482,689	7,415,599
VA International Small Portfolio	15,570,036	6,721,876
VA Short-Term Fixed Portfolio	20,824,468	3,993,159
VA Global Bond Portfolio	18,766,632	3,725,306
Federated Insurance Series:
Federated American Leaders Fund II	1,614,064	1,701,015
Federated Capital Income Fund II	157,837	513,795
Federated Prime Money Fund II	34,481,447	25,868,771
Federated High Income Bond Fund II	3,984,509	3,432,857
Federated Fund for U.S. Government Securities II	3,874,430	2,351,478
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	2,375,679	2,731,289
Wanger International Small Cap	3,759,982	4,587,110
Gartmore Variable Insurance Trust:
Gartmore NVIT Developing Markets Fund	5,714,731	5,370,050
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value Fund	704,446	1,517,813
Columbia Funds Variable Insurance Trust:
Columbia Small Company Growth Fund-Variable Series	1,855,580	569,054
Credit Suisse Trust:
Credit Suisse-International Focus Portfolio	1,207,019	1,224,108
Credit Suisse-Small Cap Core I Growth Portfolio	695,023	463,544
AEGON/Transamerica Series Fund, Inc. - Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	605,474	312,858
Asset Allocation-Conservative Portfolio-Initial Class	4,349,687	2,121,889
Asset Allocation-Moderate Portfolio-Initial Class	2,936,510	2,199,916
Asset Allocation-Moderate Growth Portfolio-Initial Class	1,470,424	3,825,258
MFS International Equity - Initial Class	907,623	361,870
Capital Guardian Global-Initial Class	616,124	199,115
Capital Guardian Value-Initial Class	1,068,135	981,165
Clarion Global Real Estate Securities-Initial Class	3,661,530	2,577,539

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
Transamerica Science and Technology-Initial Class	$2	$43
Templeton Transamerica Global-Initial Class	8,606	267,102
JPMorgan Enhanced Index-Initial Class	1,613,806	1,827,117
PIMCO Total Return-Initial Class	9,558,766	2,730,102
Legg Mason Partners All Cap-Initial Class	10,587	55,736
Transamerica Equity-Initial Class	2,214,645	4,516,960
Transamerica Growth Opportunities-Initial Class	407,521	374,502
Transamerica Small/Mid Cap Value	393,463	387,501
Transamerica Value Balanced-Initial Class	651,288	463,737
Van Kampen Active International Allocation-Initial Class	1,383,217	1,298,972
Van Kampen Mid-Cap Growth-Initial Class	547,735	174,645
T.Rowe Price Small Cap-Initial Class	289,573	6,271
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	1	116,193
AllianceBernstein Global Technology Portfolio-Class B	6	91
AllianceBernstein Large Cap Growth Portfolio-Class B	38	28,626
The Dreyfus Socially Responsible Growth Fund, Inc., - Service Class	8,386	60,132
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Appreciation Portfolio-Service Class	6,060	162,524
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	—	33,022
Seligman Communications and Information Portfolio-Class 2 Shares	4	18,451
Seligman Capital Portfolio-Class 2 Shares	—	13,450
Vanguard Variable Insurance Fund:
Vanguard Equity Index Portfolio	18,862,425	2,424,124
Vanguard Mid-Cap Index Portfolio	5,298,469	1,181,250
Vanguard REIT Index Portfolio	6,604,358	4,574,194
Vanguard Short-Term Investment Grade Portfolio	9,558,892	3,638,759
Vanguard Total Bond Market Index Portfolio	10,007,484	1,520,460
Vanguard International Portfolio	1,618,690	245,412
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	1,254,853	1,106,106
Fidelity-VIP Value Strategies Portfolio-Initial Class	1,131,459	385,729
Fidelity-VIP Contrafund® Portfolio-Initial Class	9,982,761	870,141

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Small Value	VA Large Value	VA International Value	VA International Small
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2006	24,957,802	40,844,815	22,305,648	14,852,129
Units purchased	6,710,806	12,542,023	7,222,230	4,377,087
Units redeemed and transferred	(1,001,448)	323,906	(1,727,223)	(1,021,660)

Units outstanding at December 31, 2006	30,667,160	53,710,744	27,800,655	18,207,556
Units purchased	735,816	887,117	713,057	324,775
Units redeemed and transferred	5,807,919	7,568,522	2,884,576	2,005,248

Units outstanding at December 31, 2007	37,210,895	62,166,383	31,398,288	20,537,579

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Short-Term Fixed	VA Global Bond	Federated American Leaders	Federated Capital Income
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2006	27,679,474	34,376,105	2,346,188	435,087
Units purchased	8,043,413	8,817,871	196,129	284,899
Units redeemed and transferred	451,640	1,286,208	(320,452)	113,473

Units outstanding at December 31, 2006	36,174,527	44,480,184	2,221,865	833,459
Units purchased	1,120,453	1,229,422	269,413	22,246
Units redeemed and transferred	11,232,540	11,076,498	(251,762)	(309,147)

Units outstanding at December 31, 2007	48,527,520	56,786,104	2,239,516	546,558

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated Prime Money	Federated High Income Bond	Federated Fund for U.S. Government Securities II	Wanger U.S. Smaller Companies
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2006	7,742,333	4,891,372	3,597,501	4,263,838
Units purchased	25,652,744	841,278	786,564	997,008
Units redeemed and transferred	(21,081,502)	(1,086,189)	(775,497)	(79,937)

Units outstanding at December 31, 2006	12,313,575	4,646,461	3,608,568	5,180,909
Units purchased	2,523,295	386,012	249,235	58,009
Units redeemed and transferred	4,613,992	344,657	844,021	(329,703)

Units outstanding at December 31, 2007	19,450,862	5,377,130	4,701,824	4,909,215

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger International Small Cap Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Units outstanding at January 1, 2006	2,036,813	2,300,329	1,242,122	1,385,036
Units purchased	280,274	908,447	97,621	623,060
Units redeemed and transferred	70,994	99,905	(261,112)	(123,396)

Units outstanding at December 31, 2006	2,388,081	3,308,681	1,078,631	1,884,700
Units purchased	38,169	32,501	50,266	108,041
Units redeemed and transferred	(432,650)	(198,030)	(724,138)	750,714

Units outstanding at December 31, 2007	1,993,600	3,143,152	404,759	2,743,455

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Credit Suisse - International Focus Subaccount	Credit Suisse-Small Cap Core I Growth Portfolio Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Units outstanding at January 1, 2006	1,379,814	1,150,103	737,730	833,487
Units purchased	353,013	590,463	874,335	115,203
Units redeemed and transferred	(155,277)	(18,670)	64,902	206,253

Units outstanding at December 31, 2006	1,577,550	1,721,896	1,676,967	1,154,943
Units purchased	293,542	184,520	1,450	4,190
Units redeemed and transferred	11,667	256,406	88,137	1,491,689

Units outstanding at December 31, 2007	1,882,759	2,162,822	1,766,554	2,650,822

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	MFS International Equity Subaccount	Capital Guardian Global Subaccount
Units outstanding at January 1, 2006	430,644	2,397,184	951,900	400,635
Units purchased	907,615	438,768	141,701	104,407
Units redeemed and transferred	190,401	(273,549)	214,868	(53,100)

Units outstanding at December 31, 2006	1,528,660	2,562,403	1,308,469	451,942
Units purchased	1,343	12,383	7,485	35,616
Units redeemed and transferred	440,391	(1,599,608)	74,930	195,066

Units outstanding at December 31, 2007	1,970,394	975,178	1,390,884	682,624

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Capital Guardian Value Subaccount	Clarion Global Real Estate Securities Subaccount	Transamerica Science and Technology Subaccount	Templeton Transamerica Global Subaccount
Units outstanding at January 1, 2006	1,221,055	1,095,502	34,691	458,810
Units purchased	116,770	86,404	—	56,039
Units redeemed and transferred	127,320	25,975	(31,270)	(90,576)

Units outstanding at December 31, 2006	1,465,145	1,207,881	3,421	424,273
Units purchased	4,083	56,640	—	—
Units redeemed and transferred	(82,479)	337,776	2	(155,962)

Units outstanding at December 31, 2007	1,386,749	1,602,297	3,423	268,311

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	JPMorgan Enhanced Index Subaccount	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2006	2,500,090	8,834,928	221,134	5,156,232
Units purchased	76,065	3,144,360	—	954,345
Units redeemed and transferred	(56,017)	4,550,920	(70,615)	2,757,759

Units outstanding at December 31, 2006	2,520,138	16,530,208	150,519	8,868,336
Units purchased	42,217	316,913	—	288,286
Units redeemed and transferred	163,109	4,990,820	(41,760)	(2,140,069)

Units outstanding at December 31, 2007	2,725,464	21,837,941	108,759	7,016,553

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities Subaccount	Transamerica Small/Mid Cap Value Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount
Units outstanding at January 1, 2006	617,237	218,696	1,585,880	1,134,066
Units purchased	98,099	6,156	48,741	452,555
Units redeemed and transferred	(62,233)	(54,921)	(259,428)	(73,801)

Units outstanding at December 31, 2006	653,103	169,931	1,375,193	1,512,820
Units purchased	4,734	22	10	40,303
Units redeemed and transferred	(27,789)	(32,925)	84,909	195,632

Units outstanding at December 31, 2007	630,048	137,028	1,460,112	1,748,755

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Van Kampen Mid-Cap Growth Subaccount	T.Rowe Price Small Cap Subaccount(1)	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount
Units outstanding at January 1, 2006	288,397	—	475,717	50,472
Units purchased	61,861	82,778	—	—
Units redeemed and transferred	(122,239)	16,293	(113,031)	(36,345)

Units outstanding at December 31, 2006	228,019	99,071	362,686	14,127
Units purchased	—	67,531	—	—
Units redeemed and transferred	309,742	186,687	(100,004)	3

Units outstanding at December 31, 2007	537,761	353,289	262,682	14,130

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Large Cap Growth Subaccount	Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount	Dreyfus VIF - Appreciation Subaccount	Seligman Global Technology Subaccount
Units outstanding at January 1, 2006	245,099	659,166	501,218	122,806
Units purchased	—	2,113	15,013	3,504
Units redeemed and transferred	(126,377)	(124,795)	(111,338)	(10,382)

Units outstanding at December 31, 2006	118,722	536,484	404,893	115,928
Units purchased	—	—	—	—
Units redeemed and transferred	(28,935)	(51,687)	(131,435)	(28,820)

Units outstanding at December 31, 2007	89,787	484,797	273,458	87,108

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount
Units outstanding at January 1, 2006	129,620	175,643	21,186,888	5,017,072
Units purchased	6,405	37,811	5,751,532	1,094,307
Units redeemed and transferred	(15,286)	(59,839)	(449,025)	(135,252)

Units outstanding at December 31, 2006	120,739	153,615	26,489,395	5,976,127
Units purchased	—	—	623,813	86,009
Units redeemed and transferred	(12,986)	(8,853)	9,826,737	1,680,561

Units outstanding at December 31, 2007	107,753	144,762	36,939,945	7,742,697

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard REIT Index Subaccount	Vanguard Short-Term Investment Grade Subaccount	Vanguard Total Bond Market Index Subaccount	Vanguard- International Portfolio Subaccount(1)
Units outstanding at January 1, 2006	6,466,100	12,128,534	8,048,759	—
Units purchased	1,039,277	4,826,865	5,289,831	—
Units redeemed and transferred	(83,300)	49,427	874,480	—

Units outstanding at December 31, 2006	7,422,077	17,004,826	14,213,070	—
Units purchased	156,411	153,728	207,102	75,015
Units redeemed and transferred	368,147	4,409,097	6,707,272	1,209,086

Units outstanding at December 31, 2007	7,946,635	21,567,651	21,127,444	1,284,101

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund® Subaccount(1)
Units outstanding at January 1, 2006	913,612	192,905	—
Units purchased	287,534	36,649	393,883
Units redeemed and transferred	261,468	37,686	836,591

Units outstanding at December 31, 2006	1,462,614	267,240	1,230,474
Units purchased	13,923	165	113,601
Units redeemed and transferred	(80,223)	462,828	5,991,202

Units outstanding at December 31, 2007	1,396,314	730,233	7,335,277

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio
	VA Small Value
	12/31/2007	37,210,895	$1.28	to	$2.01	$73,982,546	0.97%	0.55% to 0.7	5%	(14.43)%	to	(14.60)%
	12/31/2006	30,667,160	1.50	to	2.36	77,681,682	0.89	0.55 to 0.75		20.30	to	20.07
	12/31/2005	24,957,802	1.24	to	1.96	60,675,001	0.35	0.55 to 0.75		5.38	to	5.17
	12/31/2004	16,093,803	1.18	to	1.87	51,589,802	0.41	0.55 to 0.75		18.13	to	22.22
	12/31/2003	10,789,421	1.53	to	1.53	37,817,873	0.15	0.60 to 0.75		65.18	to	64.93

	VA Large Value
	12/31/2007	62,166,383	1.43	to	1.44	106,438,065	1.25	0.55 to 0.75		(3.48)	to	(3.67)
	12/31/2006	53,710,744	1.48	to	1.50	100,056,775	1.34	0.55 to 0.75		19.16	to	18.92
	12/31/2005	40,844,815	1.25	to	1.26	71,405,000	1.29	0.55 to 0.75		9.08	to	8.87
	12/31/2004	28,932,369	1.14	to	1.16	58,603,727	1.15	0.55 to 0.75		14.22	to	16.51
	12/31/2003	18,837,435	1.00	to	0.99	40,741,397	1.37	0.60 to 0.75		33.68	to	33.48

	VA International Value
	12/31/2007	31,398,288	2.05	to	2.61	87,811,639	3.16	0.55 to 0.75		10.14	to	9.92
	12/31/2006	27,800,655	1.87	to	2.37	75,636,494	3.12	0.55 to 0.75		33.74	to	33.47
	12/31/2005	22,305,648	1.39	to	1.78	52,501,438	2.59	0.55 to 0.75		15.80	to	15.57
	12/31/2004	16,401,115	1.20	to	1.54	41,382,436	2.26	0.55 to 0.75		20.46	to	25.78
	12/31/2003	11,098,624	1.23	to	1.22	28,382,622	1.92	0.60 to 0.75		49.33	to	49.11

	VA International Small
	12/31/2007	20,537,579	1.89	to	2.85	57,592,833	1.80	0.55 to 0.75		6.01	to	5.80
	12/31/2006	18,207,556	1.78	to	2.69	51,766,675	2.08	0.55 to 0.75		24.14	to	23.90
	12/31/2005	14,852,129	1.44	to	2.17	39,562,080	1.88	0.55 to 0.75		21.13	to	20.89
	12/31/2004	10,805,518	1.18	to	1.80	29,579,381	2.28	0.55 to 0.75		18.47	to	27.98
	12/31/2003	6,195,072	1.41	to	1.40	17,536,594	2.31	0.60 to 0.75		56.65	to	56.42

	VA Short-Term Fixed
	12/31/2007	48,527,520	1.11	to	1.17	67,366,346	5.05	0.55 to 0.75		4.40	to	4.19
	12/31/2006	36,174,527	1.06	to	1.12	50,652,716	4.06	0.55 to 0.75		4.06	to	3.85
	12/31/2005	27,679,474	1.02	to	1.08	41,391,161	2.89	0.55 to 0.75		1.62	to	1.42
	12/31/2004	19,963,109	1.00	to	1.06	33,519,396	1.46	0.55 to 0.75		0.22	to	0.02
	12/31/2003	12,366,119	1.07	to	1.06	28,038,513	1.30	0.60 to 0.75		0.80	to	0.64

	VA Global Bond
	12/31/2007	56,786,104	1.12	to	1.27	80,249,112	2.19	0.55 to 0.75		4.84	to	4.63
	12/31/2006	44,480,184	1.07	to	1.21	62,994,230	0.39	0.55 to 0.75		3.17	to	2.96
	12/31/2005	34,376,105	1.04	to	1.18	51,853,046	5.33	0.55 to 0.75		1.12	to	0.92
	12/31/2004	19,304,418	1.03	to	1.17	35,449,098	2.20	0.55 to 0.75		2.70	to	2.01
	12/31/2003	11,250,537	1.15	to	1.15	26,623,581	3.04	0.60 to 0.75		2.18	to	2.03

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders
	12/31/2007	2,239,516	$1.19	to	$1.13	$4,335,228	1.48%	0.55% to 0.75%	(10.16)%	to	(10.34)%
	12/31/2006	2,221,865	1.33	to	1.26	5,496,196	1.51	0.55 to 0.75	16.17	to	15.94
	12/31/2005	2,346,188	1.14	to	1.09	5,242,039	1.59	0.55 to 0.75	4.45	to	4.24
	12/31/2004	2,304,952	1.09	to	1.04	5,576,364	1.42	0.55 to 0.75	9.32	to	8.96
	12/31/2003	2,096,729	0.96	to	0.96	6,252,687	1.54	0.60 to 0.75	26.93	to	26.74

Federated Capital Income
	12/31/2007	546,558	1.38	to	1.12	893,645	5.39	0.55 to 0.75	3.47	to	3.26
	12/31/2006	833,459	1.34	to	1.09	1,266,139	6.32	0.55 to 0.75	15.01	to	14.78
	12/31/2005	435,087	1.16	to	0.95	927,946	4.60	0.55 to 0.75	5.70	to	5.50
	12/31/2004	256,660	1.10	to	0.90	787,942	4.43	0.55 to 0.75	9.92	to	9.10
	12/31/2003	321,788	0.83	to	0.82	785,859	6.05	0.60 to 0.75	19.95	to	19.77

Federated Prime Money
	12/31/2007	19,450,862	1.11	to	1.12	24,317,069	4.65	0.55 to 0.75	4.18	to	3.97
	12/31/2006	12,313,575	1.07	to	1.08	15,708,363	4.43	0.55 to 0.75	3.98	to	3.78
	12/31/2005	7,742,333	1.02	to	1.04	10,776,956	2.80	0.55 to 0.75	2.14	to	1.94
	12/31/2004	5,516,033	1.00	to	1.02	8,897,687	0.87	0.55 to 0.75	0.28	to	0.06
	12/31/2003	4,978,817	1.02	to	1.02	9,766,051	0.80	0.60 to 0.75	0.08	to	(0.07)

Federated High Income Bond
	12/31/2007	5,377,130	1.25	to	1.53	10,423,426	7.59	0.55 to 0.75	2.86	to	2.65
	12/31/2006	4,646,461	1.21	to	1.49	10,311,507	8.19	0.55 to 0.75	10.20	to	9.98
	12/31/2005	4,891,372	1.10	to	1.35	10,347,153	8.05	0.55 to 0.75	2.10	to	1.90
	12/31/2004	4,823,041	1.08	to	1.33	11,033,453	7.06	0.55 to 0.75	7.93	to	9.64
	12/31/2003	7,046,308	1.21	to	1.21	13,460,004	7.29	0.60 to 0.75	21.49	to	21.31

Federated Fund for U.S. Government Securities II
	12/31/2007	4,701,824	1.15	to	1.29	9,265,884	4.26	0.55 to 0.75	5.70	to	5.49
	12/31/2006	3,608,568	1.09	to	1.22	7,591,729	4.31	0.55 to 0.75	3.57	to	3.36
	12/31/2005	3,597,501	1.05	to	1.18	8,208,556	3.98	0.55 to 0.75	1.47	to	1.27
	12/31/2004	2,535,480	1.03	to	1.17	7,557,583	4.52	0.55 to 0.75	3.29	to	2.84
	12/31/2003	2,383,113	1.14	to	1.14	8,518,340	3.84	0.60 to 0.75	1.75	to	1.60

Wanger U.S. Smaller Companies
	12/31/2007	4,909,215	1.44	to	1.73	10,633,400	0.00	0.55 to 0.75	4.81	to	4.60
	12/31/2006	5,180,909	1.38	to	1.65	11,015,170	0.22	0.55 to 0.75	7.29	to	7.07
	12/31/2005	4,263,838	1.28	to	1.54	9,883,416	0.00	0.55 to 0.75	10.65	to	10.43
	12/31/2004	3,118,480	1.16	to	1.40	8,739,634	0.00	0.55 to 0.75	15.98	to	17.45
	12/31/2003	2,625,428	1.19	to	1.19	9,540,573	0.00	0.60 to 0.75	42.37	to	42.16

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger International Small Cap
	12/31/2007	1,993,600	$2.32	to	$2.64	$7,113,813	0.86%	0.55% to 0.75%	15.67%	to	15.44%
	12/31/2006	2,388,081	2.01	to	2.29	7,505,466	0.52	0.55 to 0.75	36.41	to	36.14
	12/31/2005	2,036,813	1.47	to	1.68	5,582,393	0.99	0.55 to 0.75	20.86	to	20.62
	12/31/2004	1,489,696	1.22	to	1.39	4,452,942	0.84	0.55 to 0.75	21.90	to	29.30
	12/31/2003	1,008,647	1.08	to	1.08	4,301,370	0.21	0.60 to 0.75	47.98	to	47.76

Gartmore NVIT Developing Markets
	12/31/2007	3,143,152	2.95	to	4.07	13,261,414	0.45	0.55 to 0.75	42.72	to	42.44
	12/31/2006	3,308,681	2.06	to	2.86	10,383,566	0.58	0.55 to 0.75	33.84	to	33.58
	12/31/2005	2,300,329	1.54	to	2.14	6,649,247	0.52	0.55 to 0.75	30.80	to	30.54
	12/31/2004	1,471,937	1.18	to	1.64	4,366,843	0.60	0.55 to 0.75	17.95	to	18.89
	12/31/2003	1,039,414	1.38	to	1.38	3,213,989	0.07	0.60 to 0.75	58.75	to	58.51

WFAVT Small/MidCap Value
	12/31/2007	404,759	1.56	to	1.55	1,437,781	0.04	0.55 to 0.75	(1.24)	to	(1.44)
	12/31/2006	1,078,631	1.58	to	1.57	2,555,656	0.00	0.55 to 0.75	15.09	to	14.86
	12/31/2005	1,242,122	1.38	to	1.37	2,487,979	0.39	0.55 to 0.75	15.87	to	15.64
	12/31/2004	1,085,135	1.19	to	1.18	2,036,631	0.00	0.55 to 0.75	18.70	to	15.89
	12/31/2003	1,211,102	1.02	to	1.02	1,924,718	0.11	0.60 to 0.75	37.57	to	37.37

Columbia Small Company Growth
	12/31/2007	2,743,455	1.39	to	1.47	5,020,935	0.00	0.55 to 0.75	12.83	to	12.61
	12/31/2006	1,884,700	1.23	to	1.30	3,233,344	0.00	0.55 to 0.75	11.79	to	11.57
	12/31/2005	1,385,036	1.10	to	1.17	2,342,609	0.00	0.55 to 0.75	2.15	to	1.95
	12/31/2004	957,580	1.08	to	1.15	1,713,661	0.00	0.55 to 0.75	7.61	to	10.65
	12/31/2003	757,613	1.04	to	1.04	1,451,054	0.00	0.60 to 0.75	43.26	to	43.05

Credit Suisse - International Focus
	12/31/2007	1,882,759	1.83	to	1.78	4,514,808	1.08	0.55 to 0.75	15.95	to	15.72
	12/31/2006	1,577,550	1.58	to	1.53	3,924,901	1.07	0.55 to 0.75	18.01	to	17.77
	12/31/2005	1,379,814	1.34	to	1.30	3,065,472	0.91	0.55 to 0.75	16.80	to	16.57
	12/31/2004	970,271	1.15	to	1.12	2,416,084	1.02	0.55 to 0.75	14.59	to	13.89
	12/31/2003	694,514	0.98	to	0.98	2,054,517	0.76	0.60 to 0.75	32.30	to	32.10

Credit Suisse-Small Cap Core I Growth Portfolio
	12/31/2007	2,162,822	1.06	to	1.09	3,124,715	0.00	0.55 to 0.75	(1.38)	to	(1.58)
	12/31/2006	1,721,896	1.08	to	1.11	2,928,882	0.00	0.55 to 0.75	4.20	to	3.99
	12/31/2005	1,150,103	1.03	to	1.07	2,240,316	0.00	0.55 to 0.75	(3.21)	to	(3.40)
	12/31/2004	924,965	1.07	to	1.11	2,355,321	0.00	0.55 to 0.75	6.83	to	10.04
	12/31/2003	886,622	1.01	to	1.01	2,339,797	0.00	0.60 to 0.75	47.66	to	47.44

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Asset Allocation - Growth
	12/31/2007		1,766,554	$1.54	to	$1.63	$2,818,942	2.27%	0.55% to 0.75%	7.16%	to	6.95%
	12/31/2006		1,676,967	1.44	to	1.52	2,501,658	1.12	0.55 to 0.75	14.99	to	14.76
	12/31/2005		737,730	1.25	to	1.33	973,173	0.44	0.55 to 0.75	11.63	to	11.41
	12/31/2004		698,215	1.12	to	1.19	825,145	0.08	0.55 to 0.75	11.88	to	13.33
	12/31/2003		444,719	0.83	to	1.05	468,083	0.16	0.60 to 0.75	30.02	to	29.83

	Asset Allocation - Conservative
	12/31/2007		2,650,822	1.30	to	1.43	3,708,781	3.71	0.55 to 0.75	5.80	to	5.59
	12/31/2006		1,154,943	1.23	to	1.36	1,545,030	3.55	0.55 to 0.75	8.85	to	8.63
	12/31/2005		833,487	1.13	to	1.25	1,043,654	2.95	0.55 to 0.75	4.61	to	4.40
	12/31/2004		593,394	1.08	to	1.20	711,655	0.34	0.55 to 0.75	7.87	to	8.90
	12/31/2003		399,572	1.10	to	1.10	440,097	0.10	0.60 to 0.75	22.18	to	22.00

	Asset Allocation - Moderate
	12/31/2007		1,970,394	1.39	to	1.51	2,952,845	3.04	0.55 to 0.75	7.36	to	7.15
	12/31/2006		1,528,660	1.29	to	1.41	2,146,479	2.66	0.55 to 0.75	10.87	to	10.65
	12/31/2005		430,644	1.17	to	1.27	543,989	2.07	0.55 to 0.75	6.86	to	6.65
	12/31/2004		327,937	1.09	to	1.20	393,307	0.18	0.55 to 0.75	9.20	to	10.56
	12/31/2003		111,467	1.08	to	1.08	120,801	0.12	0.60 to 0.75	24.12	to	23.94

	Asset Allocation - Moderate Growth
	12/31/2007		975,178	1.48	to	1.58	1,498,538	2.46	0.55 to 0.75	7.22	to	7.00
	12/31/2006		2,562,403	1.38	to	1.48	3,709,041	1.53	0.55 to 0.75	13.21	to	12.99
	12/31/2005		2,397,184	1.22	to	1.31	3,092,802	1.18	0.55 to 0.75	9.31	to	9.09
	12/31/2004		1,665,984	1.11	to	1.20	2,004,472	0.21	0.55 to 0.75	11.28	to	12.70
	12/31/2003		1,211,295	1.07	to	1.06	1,291,995	0.19	0.60 to 0.75	26.41	to	26.22

	MFS International Equity
	12/31/2007		1,390,884	1.67	to	1.66	2,327,182	0.97	0.55 to 0.75	8.55	to	8.34
	12/31/2006		1,308,469	1.54	to	1.53	2,017,940	1.36	0.55 to 0.75	22.40	to	22.15
	12/31/2005		951,900	1.26	to	1.26	1,201,528	0.79	0.55 to 0.75	12.25	to	12.03
	12/31/2004		744,289	1.12	to	1.12	837,402	0.00	0.55 to 0.75	12.29	to	13.49
	12/31/2003		961,573	0.99	to	0.99	951,096	0.00	0.60 to 0.75	24.54	to	24.36

	Capital Guardian Global
	12/31/2007		682,624	1.44	to	1.43	983,509	0.98	0.55 to 0.75	5.72	to	5.51
	12/31/2006		451,942	1.37	to	1.36	616,052	2.22	0.55 to 0.75	13.70	to	13.47
	12/31/2005		400,635	1.20	to	1.20	481,022	0.44	0.55 to 0.75	9.58	to	9.36
	12/31/2004	(1)	242,258	1.10	to	1.09	265,538	0.19	0.55 to 0.75	9.63	to	9.49

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Capital Guardian Value
	12/31/2007		1,386,749	$1.32	to	$1.31	$1,825,577	1.17%	0.55% to 0.75%	(6.80)%	to	(6.99)%
	12/31/2006		1,465,145	1.42	to	1.41	2,070,671	1.45	0.55 to 0.75	15.86	to	15.63
	12/31/2005		1,221,055	1.22	to	1.22	1,490,794	1.07	0.55 to 0.75	7.12	to	6.91
	12/31/2004	(1)	904,940	1.14	to	1.14	1,032,222	0.41	0.55 to 0.75	14.13	to	13.99

Clarion Global Real Estate Securities
	12/31/2007		1,602,297	2.02	to	2.78	5,645,687	6.80	0.55 to 0.75	(7.22)	to	(7.40)
	12/31/2006		1,207,881	2.18	to	3.01	5,890,112	1.36	0.55 to 0.75	41.50	to	41.22
	12/31/2005		1,095,502	1.54	to	2.13	4,235,450	1.61	0.55 to 0.75	12.85	to	12.63
	12/31/2004		1,249,902	1.36	to	1.89	4,681,335	1.95	0.55 to 0.75	36.26	to	31.87
	12/31/2003		1,046,561	1.44	to	1.43	4,303,391	1.56	0.60 to 0.75	34.93	to	34.73

Transamerica Science and Technology
	12/31/2007		3,423	1.45	to	1.98	6,803	0.00	0.55 to 0.75	32.02	to	31.76
	12/31/2006		3,421	1.10	to	1.51	5,159	0.00	0.55 to 0.75	0.45	to	0.26
	12/31/2005		34,691	1.10	to	1.50	52,268	0.85	0.55 to 0.75	1.50	to	1.30
	12/31/2004		20,901	1.08	to	1.48	31,103	0.00	0.55 to 0.75	7.94	to	7.25
	12/31/2003		16,459	1.39	to	1.38	22,803	0.00	0.60 to 0.75	50.05	to	49.83

Templeton Transamerica Global Janus Global
	12/31/2007		268,311	1.58	to	1.85	482,142	1.44	0.55 to 0.75	14.61	to	14.38
	12/31/2006		424,273	1.38	to	1.61	673,987	0.76	0.55 to 0.75	18.14	to	17.91
	12/31/2005		458,810	1.17	to	1.37	623,835	1.04	0.55 to 0.75	6.88	to	6.67
	12/31/2004		474,094	1.09	to	1.28	141,198	0.06	0.55 to 0.75	9.14	to	8.65
	12/31/2003		66,025	8.83	to	8.83	582,897	0.00	0.65 to 0.65	22.46	to	22.46

JPMorgan Enhanced Index
	12/31/2007		2,725,464	1.35	to	1.21	7,550,008	1.19	0.55 to 0.75	3.96	to	3.75
	12/31/2006		2,520,138	1.30	to	1.17	7,708,158	1.13	0.55 to 0.75	14.68	to	14.45
	12/31/2005		2,500,090	1.13	to	1.02	7,837,526	1.36	0.55 to 0.75	2.89	to	2.69
	12/31/2004		2,287,600	1.10	to	1.00	7,157,519	0.84	0.55 to 0.75	9.75	to	10.19
	12/31/2003		3,322,525	0.91	to	0.90	9,983,002	0.48	0.60 to 0.75	28.18	to	27.99

PIMCO Total Return
	12/31/2007		21,837,941	1.19	to	1.30	27,918,745	2.74	0.55 to 0.75	8.35	to	8.13
	12/31/2006		16,530,208	1.10	to	1.20	19,591,517	3.63	0.55 to 0.75	3.64	to	3.44
	12/31/2005		8,834,928	1.06	to	1.16	10,105,085	1.94	0.55 to 0.75	1.77	to	1.57
	12/31/2004		5,245,053	1.04	to	1.14	5,947,315	1.40	0.55 to 0.75	4.02	to	3.72
	12/31/2003		3,712,684	1.10	to	1.10	4,093,480	1.20	0.60 to 0.75	4.28	to	4.12

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Legg Mason Partners All Cap
	12/31/2007	108,759	$1.31	to	$1.29	$141,270	1.25%	0.55% to 0.75%	0.48%	to	0.28%
	12/31/2006	150,519	1.31	to	1.29	194,853	1.03	0.55 to 0.75	17.91	to	17.68
	12/31/2005	221,134	1.11	to	1.09	243,060	0.65	0.55 to 0.75	3.51	to	3.31
	12/31/2004	235,768	1.07	to	1.06	250,525	0.17	0.55 to 0.75	7.18	to	8.33
	12/31/2003	294,853	0.98	to	0.98	288,758	0.42	0.60 to 0.75	34.35	to	34.15

Transamerica Equity
	12/31/2007	7,016,553	1.62	to	1.59	11,289,198	0.02	0.55 to 0.75	15.65	to	15.41
	12/31/2006	8,868,336	1.40	to	1.38	12,343,969	0.00	0.55 to 0.75	8.12	to	7.91
	12/31/2005	5,156,232	1.30	to	1.28	6,642,561	0.36	0.55 to 0.75	15.90	to	15.67
	12/31/2004	3,724,119	1.12	to	1.11	4,140,570	0.00	0.55 to 0.75	11.85	to	14.94
	12/31/2003	1,379,412	0.97	to	0.96	1,332,916	0.00	0.60 to 0.75	30.44	to	30.25

Transamerica Growth Opportunities
	12/31/2007	630,048	1.59	to	2.15	1,326,063	0.04	0.55 to 0.75	22.41	to	22.16
	12/31/2006	653,103	1.30	to	1.76	1,138,967	0.23	0.55 to 0.75	4.53	to	4.32
	12/31/2005	617,237	1.24	to	1.69	1,040,784	0.00	0.55 to 0.75	15.59	to	15.37
	12/31/2004	572,399	1.07	to	1.46	839,620	0.00	0.55 to 0.75	7.25	to	15.76
	12/31/2003	302,304	1.27	to	1.27	383,368	0.00	0.60 to 0.75	30.43	to	30.24

Transamerica Small/Mid Cap Value
	12/31/2007	137,028	2.23	to	2.21	1,424,113	0.93	0.55 to 0.75	23.99	to	23.81
	12/31/2006	169,931	1.80	to	1.78	1,248,400	0.85	0.55 to 0.75	17.35	to	17.18
	12/31/2005	218,696	1.53	to	1.52	1,417,771	0.41	0.55 to 0.75	12.89	to	12.72
	12/31/2004	255,371	1.36	to	1.35	1,594,452	0.00	0.55 to 0.75	15.65	to	15.48
	12/31/2003	386,243	1.17	to	1.17	1,970,333	0.00	0.55 to 0.75	89.69	to	89.41

Transamerica Value Balanced
	12/31/2007	1,460,112	1.41	to	1.49	2,169,425	2.48	0.55 to 0.75	6.13	to	5.92
	12/31/2006	1,375,193	1.33	to	1.40	1,932,313	1.69	0.55 to 0.75	14.64	to	14.41
	12/31/2005	1,585,880	1.16	to	1.23	1,947,333	2.68	0.55 to 0.75	6.01	to	5.80
	12/31/2004	1,682,422	1.09	to	1.16	1,955,214	4.22	0.55 to 0.75	9.04	to	9.14
	12/31/2003	168,779	1.06	to	1.06	179,583	4.29	0.60 to 0.75	19.45	to	19.27

Van Kampen Active International Allocation
	12/31/2007	1,748,755	1.83	to	1.83	4,792,016	2.85	0.55 to 0.75	14.97	to	14.74
	12/31/2006	1,512,820	1.60	to	1.60	4,186,521	0.32	0.55 to 0.75	22.83	to	22.59
	12/31/2005	1,134,066	1.30	to	1.30	3,454,932	3.54	0.55 to 0.75	13.17	to	12.95
	12/31/2004	1,151,645	1.15	to	1.15	3,291,782	2.08	0.55 to 0.75	14.81	to	15.18
	12/31/2003	1,102,418	1.00	to	1.00	3,161,796	1.78	0.60 to 0.75	32.02	to	31.82

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Mid-Cap Growth
	12/31/2007		537,761	$1.54	to	$1.11	$663,520	0.00%	0.55% to 0.75%	21.86%	to	21.62%
	12/31/2006		228,019	1.26	to	0.91	215,821	0.00	0.55 to 0.75	9.31	to	9.09
	12/31/2005		288,397	1.15	to	0.84	250,472	0.06	0.55 to 0.75	6.96	to	6.75
	12/31/2004		445,794	1.08	to	0.78	351,856	0.00	0.55 to 0.75	7.79	to	6.34
	12/31/2003		434,712	0.74	to	0.74	321,632	0.00	0.60 to 0.75	27.39	to	27.20

T.Rowe Price Small Cap
	12/31/2007		353,289	1.04	to	1.04	367,445	0.00	0.55 to 0.75	9.01	to	8.79
	12/31/2006	(1)	99,071	0.95	to	0.95	94,525	0.00	0.55 to 0.75	(4.54)	to	(4.67)

AllianceBernstein Growth
	12/31/2007		262,682	1.32	to	1.21	319,035	0.00	0.55 to 0.75	12.04	to	11.82
	12/31/2006		362,686	1.18	to	1.08	393,719	0.00	0.55 to 0.75	(1.78)	to	(1.97)
	12/31/2005		475,717	1.20	to	1.10	526,051	0.00	0.55 to 0.75	11.03	to	10.81
	12/31/2004		566,800	1.08	to	0.99	564,715	0.00	0.55 to 0.75	8.41	to	13.68
	12/31/2003		401,779	0.88	to	0.87	351,789	0.00	0.60 to 0.75	33.90	to	33.70

AllianceBernstein Global Technology
	12/31/2007		14,130	1.46	to	1.04	14,781	0.00	0.55 to 0.75	19.24	to	19.00
	12/31/2006		14,127	1.23	to	0.87	12,406	0.00	0.55 to 0.75	7.79	to	7.58
	12/31/2005		50,472	1.14	to	0.81	41,203	0.00	0.55 to 0.75	3.08	to	2.88
	12/31/2004		99,451	1.11	to	0.79	78,861	0.00	0.55 to 0.75	10.56	to	4.30
	12/31/2003		673,368	0.76	to	0.76	509,968	0.00	0.60 to 0.75	42.93	to	42.72

AllianceBernstein Large Cap Growth
	12/31/2007		89,787	1.39	to	1.07	97,173	0.00	0.55 to 0.75	12.99	to	12.76
	12/31/2006		118,722	1.23	to	0.95	113,731	0.00	0.55 to 0.75	(1.18)	to	(1.38)
	12/31/2005		245,099	1.25	to	0.96	237,551	0.00	0.55 to 0.75	14.22	to	13.99
	12/31/2004		102,949	1.09	to	0.85	103,234	0.00	0.55 to 0.75	9.18	to	7.54
	12/31/2003		85,856	0.79	to	0.79	67,749	0.00	0.60 to 0.75	22.63	to	22.45

Dreyfus Socially Responsible Growth Fund, Inc. - Service Class
	12/31/2007		484,797	1.25	to	0.99	519,952	0.27	0.55 to 0.75	6.90	to	6.69
	12/31/2006		536,484	1.17	to	0.93	535,007	0.00	0.55 to 0.75	8.36	to	8.15
	12/31/2005		659,166	1.08	to	0.86	599,463	0.00	0.55 to 0.75	2.79	to	2.58
	12/31/2004		550,425	1.05	to	0.84	462,876	0.19	0.55 to 0.75	5.33	to	5.15
	12/31/2003		316,597	0.80	to	0.80	252,813	0.00	0.60 to 0.75	25.00	to	24.82

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF - Appreciation
	12/31/2007	273,458	$1.30	to	$1.25	$344,865	1.47%	0.55% to 0.75%	6.26%	to	6.05%
	12/31/2006	404,893	1.23	to	1.18	480,636	1.56	0.55 to 0.75	15.57	to	15.34
	12/31/2005	501,218	1.06	to	1.02	513,706	0.00	0.55 to 0.75	3.55	to	3.34
	12/31/2004	587,749	1.03	to	0.99	582,178	1.23	0.55 to 0.75	2.53	to	4.01
	12/31/2003	845,531	0.95	to	0.95	804,276	1.32	0.60 to 0.75	20.11	to	19.93

Seligman Global Technology
	12/31/2007	87,108	1.53	to	1.23	113,374	0.00	0.55 to 0.75	14.65	to	14.42
	12/31/2006	115,928	1.33	to	1.07	130,648	0.00	0.55 to 0.75	17.05	to	16.82
	12/31/2005	122,806	1.14	to	0.92	117,252	0.00	0.55 to 0.75	7.36	to	7.14
	12/31/2004	139,138	1.06	to	0.86	120,501	0.00	0.55 to 0.75	6.20	to	3.06
	12/31/2003	228,854	0.83	to	0.83	190,205	0.00	0.60 to 0.75	35.24	to	35.04

Seligman Communications and Information
	12/31/2007	107,753	1.63	to	1.46	162,403	0.00	0.55 to 0.75	14.48	to	14.25
	12/31/2006	120,739	1.42	to	1.27	158,596	0.00	0.55 to 0.75	21.35	to	21.11
	12/31/2005	129,620	1.17	to	1.05	139,955	0.00	0.55 to 0.75	6.94	to	6.73
	12/31/2004	155,110	1.10	to	0.99	154,809	0.00	0.55 to 0.75	9.70	to	10.03
	12/31/2003	172,452	0.90	to	0.90	154,807	0.00	0.60 to 0.75	43.20	to	42.98

Seligman Capital
	12/31/2007	144,762	1.42	to	1.24	182,684	0.00	0.55 to 0.75	15.61	to	15.38
	12/31/2006	153,615	1.23	to	1.08	168,914	0.00	0.55 to 0.75	5.23	to	5.02
	12/31/2005	175,643	1.17	to	1.03	180,990	0.00	0.55 to 0.75	11.59	to	11.37
	12/31/2004	173,565	1.05	to	0.92	160,383	0.00	0.55 to 0.75	4.55	to	7.49
	12/31/2003	88,290	0.86	to	0.86	75,822	0.00	0.60 to 0.75	34.95	to	34.75

Vanguard Equity Index
	12/31/2007	36,939,945	1.37	to	1.43	52,232,437	1.35	0.55 to 0.75	4.80	to	4.59
	12/31/2006	26,489,395	1.31	to	1.37	35,943,428	1.51	0.55 to 0.75	15.08	to	14.85
	12/31/2005	21,186,888	1.14	to	1.19	25,114,687	1.64	0.55 to 0.75	4.22	to	4.02
	12/31/2004	16,807,788	1.09	to	1.14	19,241,296	1.11	0.55 to 0.75	9.30	to	9.98
	12/31/2003	9,586,616	1.04	to	1.04	9,995,961	1.05	0.60 to 0.75	27.70	to	27.51

Vanguard Mid-Cap Index
	12/31/2007	7,742,697	1.60	to	1.70	12,947,894	1.09	0.55 to 0.75	5.56	to	5.35
	12/31/2006	5,976,127	1.52	to	1.62	9,557,264	0.98	0.55 to 0.75	13.13	to	12.91
	12/31/2005	5,017,072	1.34	to	1.43	7,116,608	0.78	0.55 to 0.75	13.35	to	13.13
	12/31/2004	3,170,507	1.18	to	1.27	3,992,266	0.73	0.55 to 0.75	18.33	to	19.42
	12/31/2003	1,709,510	1.06	to	1.06	1,815,401	0.47	0.60 to 0.75	33.26	to	33.06

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard REIT Index
	12/31/2007		7,946,635	$1.66	to	$2.02	$15,025,446	1.87%	0.55% to 0.75%	(17.06)%	to	(17.22)%
	12/31/2006		7,422,077	2.00	to	2.43	17,441,160	1.95	0.55 to 0.75	34.19	to	33.93
	12/31/2005		6,466,100	1.49	to	1.82	11,474,203	2.84	0.55 to 0.75	11.23	to	11.01
	12/31/2004		6,084,053	1.34	to	1.64	9,823,484	2.61	0.55 to 0.75	34.16	to	29.54
	12/31/2003		4,259,683	1.27	to	1.26	5,395,743	2.89	0.60 to 0.75	34.67	to	34.47

Vanguard Short-Term Investment Grade
	12/31/2007		21,567,651	1.13	to	1.21	25,517,413	4.10	0.55 to 0.75	5.45	to	5.23
	12/31/2006		17,004,826	1.07	to	1.15	19,183,649	3.14	0.55 to 0.75	4.34	to	4.14
	12/31/2005		12,128,534	1.03	to	1.10	13,257,044	2.80	0.55 to 0.75	1.69	to	1.49
	12/31/2004		7,216,558	1.01	to	1.09	7,848,249	2.78	0.55 to 0.75	1.26	to	1.30
	12/31/2003		4,900,323	1.08	to	1.07	5,272,632	2.40	0.60 to 0.75	2.93	to	2.78

Vanguard Total Bond Market Index
	12/31/2007		21,127,444	1.17	to	1.27	25,769,104	3.41	0.55 to 0.75	6.40	to	6.18
	12/31/2006		14,213,070	1.10	to	1.19	16,477,732	3.22	0.55 to 0.75	3.74	to	3.53
	12/31/2005		8,048,759	1.06	to	1.15	9,134,110	3.34	0.55 to 0.75	1.84	to	1.64
	12/31/2004		5,210,753	1.04	to	1.13	5,829,364	4.00	0.55 to 0.75	3.89	to	3.43
	12/31/2003		2,577,329	1.10	to	1.10	2,829,176	4.64	0.60 to 0.75	3.40	to	3.25

Vanguard-International Portfolio
	12/31/2007	(1)	1,284,101	1.08	to	1.08	1,388,769	0.00	0.55 to 0.75	8.16	to	8.02

Fidelity-VIP Mid Cap
	12/31/2007		1,396,314	1.86	to	1.84	2,583,640	0.92	0.55 to 0.75	14.99	to	14.76
	12/31/2006		1,462,614	1.61	to	1.60	2,353,915	0.25	0.55 to 0.75	12.08	to	11.86
	12/31/2005		913,612	1.44	to	1.43	1,312,926	0.00	0.55 to 0.75	17.66	to	17.43
	12/31/2004	(1)	408,795	1.22	to	1.22	499,671	0.00	0.55 to 0.75	22.34	to	22.18

Fidelity-VIP Value Strategies
	12/31/2007		730,233	1.40	to	1.39	1,019,584	1.01	0.55 to 0.75	5.14	to	4.94
	12/31/2006		267,240	1.33	to	1.32	355,123	0.53	0.55 to 0.75	15.70	to	15.47
	12/31/2005		192,905	1.15	to	1.15	221,628	0.00	0.55 to 0.75	2.10	to	1.90
	12/31/2004	(1)	136,734	1.13	to	1.12	153,941	0.00	0.55 to 0.75	12.63	to	12.48

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity-VIP Contrafund®
	12/31/2007		7,335,277	$1.21	to	$1.21	$8,886,925	1.66%	0.55% to 0.75%	16.95%	to	16.71%
	12/31/2006	(1)	1,230,474	1.04	to	1.04	1,275,006	1.99	0.55 to 0.75	3.66	to	3.53

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

Financial Highlights (continued)

Expense Ratio	Inception Date
0.55%	May 1, 2004

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2004 Total Return Range
VA Small Value	18.13%	to	22.40%
VA Large Value	14.22	to	16.69
VA International Value	20.46	to	25.96
VA International Small	18.47	to	28.17
Federated High Income Bond	7.93	to	9.80
Wanger U.S. Smaller Companies	15.98	to	17.63
Wanger International Small Cap	21.90	to	29.49
Gartmore NVIT Developing Markets	17.95	to	19.07
Columbia Small Company Growth	7.61	to	10.81
Credit Suisse - Small Cap Core I Growth	6.83	to	10.21
Asset Allocation - Growth	11.88	to	13.50
Asset Allocation - Conservative	7.87	to	9.06
Asset Allocation - Moderate	9.20	to	10.73
Asset Allocation - Moderate Growth	11.28	to	12.87
MFS International Equity	12.29	to	13.66
JPMorgan Enhanced Index	9.75	to	10.35
Legg Mason Partners All Cap	7.18	to	8.49
Transamerica Equity	11.85	to	15.11
Transamerica Growth Opportunities	7.25	to	15.93
Transamerica Value Balanced	9.04	to	9.31
Van Kampen Active International Allocation	14.81	to	15.35
AllianceBernstein Growth	8.41	to	13.85
Dreyfus VIF - Appreciation	2.53	to	4.17
Seligman Communications and Information	9.70	to	10.20
Seligman Capital	1.26	to	7.66
Vanguard Equity Index	9.30	to	10.14
Vanguard Mid-Cap Index	18.33	to	19.60
Vanguard Short-Term Investment Grade	1.26	to	1.45

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Variable Annuity

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLI’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of .40%, .45%, .50%, .60% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by MLIC. MLIC also deducts an annual policy fee of $30 per contract. The annual fee is deducted proportionately from the subaccounts’ accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account. In no event wil the service charge exceed 2% of the policy value on the policy anniversary or at the time of surrender.

6. Income Taxes

Operations of the Mutual Fund Account form a part of MLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Prospectus

May 1, 2008

The Advisor’s Edge Select® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Monumental Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Transamerica Series Trust – Initial Class

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP

Transamerica Capital Guardian Value VP

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P.Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Transamerica Value Balanced VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International Allocation VP

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP

Columbia Funds Variable Insurance Trust – Trust Class A Shares

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

Federated Insurance Series

Advised by Federated Equity Management Company

of Pennsylvania

Federated American Leaders Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity - VIP Contrafund® Portfolio

Fidelity - VIP Mid Cap Portfolio

Fidelity - VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisor

Gartmore NVIT Developing Markets Fund

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Advised by Schroeder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International Small Cap

Wanger U.S. Smaller Companies

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund

2

Contents

4	Summary	25	Annuity Payments

9	Fee Table	29	Death Benefit

10	Example	31	Taxes

12	The Annuity Policy	35	Additional Features

13	Purchase	44	Other Information

14	Investment Choices	48	Table of Contents of Statement of Additional Information

20	Performance	49	Appendix A (Condensed Financial Information)

21	Expenses	65	Appendix B: Policy Form Number AV375

24	Access To Your Money	70	Appendix C: Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments

3

SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity

The Advisor’s Edge Select® Variable Annuity is a flexible-premium variable annuity offered by Monumental Life Insurance Company (“Monumental,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Monumental.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, for more information about Annuity Payment Options.

2. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

3. INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Separate Account VACC (the “Separate Account”). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the underlying funds’ prospectuses and to the fixed account. The fixed account offers an interest rate that Monumental guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your agent.

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Capital Guardian Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Clarion Global Real Estate Securities VP – Initial Class (1)

Transamerica JPMorgan Enhanced Index VP – Initial Class (1) Transamerica MFS International Equity VP – Initial Class

Transamerica PIMCO Total Return VP – Initial Class

4

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Equity VP – Initial Class (1)

Transamerica Growth Opportunities VP – Initial Class

Transamerica Small/Mid Cap Value VP – Initial Class

Transamerica Value Balanced VP – Initial Class (1)

Transamerica Van Kampen Active International

Allocation VP – Initial Class (1)

Transamerica Van Kampen Mid-Cap Growth VP – Initial Class

Columbia Small Company Growth Fund,

Variable Series – Class A Shares(1)

Credit Suisse International Focus Portfolio(1)

Credit Suisse Small Cap Core I Portfolio(1)

Federated American Leaders Fund II(1)

Federated Capital Income Fund II(1)

Federated Fund for U.S. Government Securities II(1)

Federated High Income Bond Fund II(1)

Federated Prime Money Fund II(1)

Gartmore NVIT Developing Markets Fund(1)

Vanguard – Short-Term Investment-Grade Portfolio

Vanguard – Total Bond Market Index Portfolio

Vanguard – Equity Index Portfolio

Vanguard – Mid–Cap Index Portfolio

Vanguard – REIT Index Portfolio

Vanguard – International Portfolio

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Wanger International Small Cap(1)

Wanger U.S. Smaller Companies(1)

WFAVT Small/Mid Cap Value Fund(1)

(1)	Owners of Policy Number AV375 may invest in these funds.

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

4. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Monumental may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Additional Death Benefit option, there is an annual fee during the Accumulation Phase of 0.25% of the Policy Value.

If you elect the Additional Death Distribution - II option, there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, there is an additional fee (during the income phase) equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

If you elect the Architect rider (depending on what options you select), then there is a rider fee, which ranges from 0.30% to 1.00% of the total withdrawal base on each rider anniversary. For each option you elect with the rider, you will be charged an annual fee

5

during the accumulation phase that is also a percentage of the total withdrawal base.

6. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of the 10% free amount, may be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

7. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Initial Payment Guarantee, Monumental will guarantee a minimum amount of your annuity payments. There is an extra charge for this guarantee.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following guaranteed minimum death benefits:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date;

•	6 Year Step-Up To Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date; or

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date.

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

9. TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

10. ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”). There is an extra charge for these riders.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is

6

called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market Subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Architect Guaranteed Lifetime Withdrawal Benefit.” If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, you must allocate 100% of your Policy Value to one or more of the designated investment choices and the allocation is subject to specified equity limits. There is an extra charge for this rider.

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the advisor from whom you purchased the Policy.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract, there will be a new surrender charge period for this Policy, other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you will have to pay tax on the surrender.

State Variations

Certain provisions of the Policy may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific variations since any such state variation will be included in your Policy. See your advisor or contract us for specific information that may be applicable to your state.

Monumental Life Insurance Company

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Separate Account VA CC

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

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12. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information about The Advisor’s Edge Select® Variable Annuity or want to make a transaction, call or write: to our Administrative and Service Office at: Monumental Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative and Service Offices at 800-866-6007 Monday through Friday between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner’s name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 -$10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

(3)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)		$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(2)
Separate Account Expenses:
Mortality and Expense Risk Fee		1.45%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses(3)		1.60%
Annual Optional Rider Fees
Additional Death Benefit(4)		0.25%
Additional Death Distribution – II(5)		0.55%
Architect Guaranteed Lifetime Withdrawal Benefit(6)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)

If you elect the Initial Payment Guarantee rider at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.

(3)

Total Annual Separate Account Expenses shown (1.60%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 1.50% and 1.45% corresponding total separate account expenses for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(4)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

(5)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”

(6)

The fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments.

9

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2007 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.14%	3.19%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2007 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisers or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

EXAMPLE (1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2007, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options.

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$486	$1459	$2435	$4888
6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	$476	$1431	$2391	$4811
Return of Premium Death Benefit Option (1.45%)	$471	$1417	$2368	$4773

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

EXAMPLE (1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2007, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider and the Architect rider have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option* (1.60%)	$541	$1624	$2711	$5443
6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	$631	$1881	$3115	$6129
Return of Premium Death Benefit Option (1.45%)	$626	$1867	$3093	$6093

*	These figures do not include the Architect GLWB, because you may not elect this option and the Architect GLWB rider together.

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance.

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Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

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1. THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity is a flexible-premium multi-funded variable annuity offered by Monumental. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Monumental guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Monumental may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge Select® Variable Annuity is a policy between you, the Policy Owner, and Monumental, the issuer of the Policy. (Owners of Policy Number NA103 should also refer to Appendix B; and owners of Policy Number AV515 101 130 600 should refer to Appendix C, for further information about specific policy features.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account.)

•	Withdraw all or part of your money with no surrender penalty charged by Monumental, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Monumental will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Separate Account VA CC. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental but are accounted for separately from Monumental’s other assets and can be used only to satisfy its obligations to Policy Owners.

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2. PURCHASE

Customer Order Form and Issuance of Policies

To invest in The Advisor’s Edge Select® Variable Annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Monumental of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Monumental will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Monumental will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Monumental will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Monumental receives (at our Administrative and Service Office) the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

Qualified Policy

In addition to Non-Qualified Policies, Monumental also offers the Advisor’s Edge Select® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES.)

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•	Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

•	Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number

13

percentages totaling 100%. Monumental reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Monumental. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus—

•	any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, charges if applicable

•	any withdrawals

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Monumental will credit a certain number of Accumulation Units to your Policy. Monumental determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

3. INVESTMENT CHOICES

The Advisor’s Edge Select® Variable Annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio’s investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly

14

available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company’s judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company’s purchase order.

Transamerica Series Trust – Initial Class(1)

Managed by AEGON USA Investment Management

Transamerica Index 50 VP

Transamerica Index 75 VP

PortfolioConstructionManager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP(3)

Transamerica Asset Allocation – Growth VP(3)

Transamerica Asset Allocation – Moderate VP(3)

Transamerica Asset Allocation – Moderate

Growth VP(3)

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Global VP(4)

Transamerica Capital Guardian Value VP(4)

Subadvised by ING Clarion Real Estate Securities

Transamerica Clarion Global Real Estate

Securities VP(2) (4)

Subadvised by JP Morgan Investment

Management, Inc.

Transamerica JPMorgan Enhanced Index VP(2) (4)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP(4)

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP(4)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP(4)

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP(2) (4)

Transamerica Growth Opportunities VP(4)

Transamerica Small/Mid Cap Value VP(4)

Transamerica Value Balanced VP(2) (4)

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Active International

Allocation VP(2) (4)

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP(4)

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Advisors, Inc.

Columbia Small Company Growth Fund, Variable Series(2)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Focus Portfolio(2)

Credit Suisse Small Cap Core I Portfolio(2)

Federated Insurance Series

Advised by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II(2)

Federated Capital Income Fund II(2)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(2)

Federated High Income Bond Fund II(2)

Federated Prime Money Fund II(2)

Fidelity Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

VIP Contrafund® Portfolio

VIP Mid Cap Portfolio

VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

Gartmore NVIT Developing Markets Fund(2)

Vanguard Variable Insurance Fund

Advised by Vanguard’s Quantitative Equity Group

Vanguard - Equity Index Portfolio

Vanguard - Mid-Cap Index Portfolio

Vanguard - REIT Index Portfolio

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

Vanguard - International Portfolio

Advised by Vanguard’s Fixed Income Group

Vanguard - Short-Term Investment-Grade Portfolio

Vanguard - Total Bond Market Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset

Management, L.P.

Wanger International Small Cap(2)

Wanger U.S. Smaller Companies(2)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Capital Management Incorporated

WFAVT Small/Mid Cap Value Fund(2)

15

(1)	Formerly known as AEGON/Transamerica Series Trust.

(2)	Owners of Policy Number AV375 may invest in these funds.

(3)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.

(4)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.

The following subaccounts were closed to new investment as of May 1, 2006.

Transamerica Series Trust – Initial Class(1)

Subadvised by ClearBridge Advisors, L.L.C

Transamerica Legg Mason Partners All Cap VP(2)

Subadvised by Templeton Investment Counsel, L.L.C. and Transamerica Investment Management, L.L.C

Transamerica Templeton Global VP(3)

Subadvised by Transamerica Investment Management, LLC

Transamerica Science & Technology VP(2)

(1)	Formerly known as AEGON/Transamerica Series Trust.

(2)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.

(3)	Formerly known as Templeton Transamerica Global.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstien L.P.

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

Dreyfus Investment Portfolios – Service Class

Advised by The Dreyfus Corporation

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Monumental , and Monumental may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners.

We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

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You bear the risk of any decline in the cash value of your policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice. We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers. See the SAI for more information about the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or

17

has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or size their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and

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procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Monumental’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Monumental has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law.

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If you select the fixed account, your money will be placed with Monumental’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment or transfer to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts and the Fixed Account at no cost, subject to the limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Monumental will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

4. PERFORMANCE

Performance Measures

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the money market Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio’s performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Monumental will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Average Annual Total Return

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

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Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For information regarding the calculation of other performance data, please refer to the SAI.

Non-Standardized Adjusted Historical Average Annual Total Return

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

Yield And Effective Yield

Monumental may also show yield and effective yield figures for the money market Subaccount. “Yield” refers to the income generated by an investment in the money market Subaccount over a seven-day period, which is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the money market Subaccount is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the money market Subaccount for which Monumental advertises yield, Monumental shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount’s yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount’s performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts

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applied to an Annuity Payment Option. See “Excess Interest Adjustment” in Section 7 of this prospectus and the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000. We currently do not assess this fee.

Mortality and Expense Risk Fee

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge.We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Monumental assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Monumental guarantees a number of payments over a life or joint lives, Monumental assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Monumental assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Monumental assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Monumental assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution - II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee (during the

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income phase) currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date, according to the following schedule:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Architect GLWB Fee

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the “Fee Table” section of this prospectus and in each Fund’s prospectus and Statement of Additional Information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

•

Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor receives from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates)

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receive is based on a percentage of the assets of the Particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Monumental and TCI

Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.00%
Columbia Funds Variable Insurance Trust	0.20%
Credit Suisse Trust	0.20%
Federated Insurance Series	0.25%
Fidelity Variable Insurance Products Fund	0.10%
Nationwide Variable Investment Trust	0.25%
Vanguard Variable Trust	0.00%
Wanger Advisors Trustt	0.15%
Wells Fargo Variable Trust	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by our affiliate Transamerica Asset Management, Inc. (“TAM”), there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other arrangements may be received from TAM. A variety of financial and accounting methods may be used to allocate resources and profits to us. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2007 we received $106,983.73 from TAM pursuant to these arrangements. We anticipate receiving comparable amounts in the future.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the business day that Monumental receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes, service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Monumental form to our Administrative and Service Office.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if

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interest rates set by Monumental have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free percentage.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free percentage available;

•	nursing care and terminal condition withdrawals;

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; for Qualified Policies and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Monumental will pay cash withdrawals within seven business days after receipt (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

We may also be required to provide information about you and your policy to government agencies or departments.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Monumental with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Monumental to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

7. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice with the information we need, as long as the Annuitant or Joint Annuitant is living . New Annuity Commencement Dates less than 30 days from the day Monumental receives notice of it require prior approval. This date may be any date at least thirty

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days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Monumental. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Monumental will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Monumental reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2-V and 4-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable) Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with

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Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable) Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Monumental. Some Annuity Payment Options may not be available in all states.

If your Policy is a Qualified Policy, payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

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IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Monumental informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Monumental determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Monumental will assume that you chose the Payment Option 3—Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Monumental reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

•	From time to time, Monumental may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Monumental’s consent.

•	At the time Monumental calculates your fixed Annuity Payments, Monumental may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

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•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•	If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Monumental informed of the Payee’s most current address of record.

8. DEATH BENEFIT

Monumental will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you (owner) are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you (owner) are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies prior to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you (owner) are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•	the new owner (unless it is your spouse) must

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generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Monumental has not received written notice of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Monumental.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greatest of:

•	Policy Value on the date we receive the required information; or

•	Cash Value on the date we receive the required information at our administrative and service office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a mandatory annuitization date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

B.	6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant’s 81st birthday;

•	plus premiums paid;

•	less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

Available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date. There is an extra charge for this death benefit of 0.10% annually for a total mortality and expense risk fee of 1.35%.

C.	Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)	is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on

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the Policy Date. There is an extra charge for this death benefit of 0.15% annually for a total mortality and expense risk fee of 1.45%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a qualified policy, minimum required distribution rules may require you to request a partial withdrawal.

9. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Monumental’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula known as the “exclusion ratio”. This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Monumental then applies that

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ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Monumental divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Monumental has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that Monumental withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Monumental of that election. In certain situations, Monumental will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date

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of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser prior to selecting any optional benefit under the Policy.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

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Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Monumental reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Monumental will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

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Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy’s value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Monumental must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Monumental will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

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For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time Policy Value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Benefit may vary for certain policies and may not be available for all policies.

Additional Death Distribution - II

The optional Additional Death Distribution – II (“ADD-II”) pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is only available for issue ages through age 75.

ADD-II Amount. An additional death benefit is only payable if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary

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regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our service center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD-II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution - II may vary for certain policies and may not be available for all policies.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time, however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee rider, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	Confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	Diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit. This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed; and

•	employed full time on the Policy Date; and

•	unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

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You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Monumental will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days

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of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is not charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Architect Guaranteed Lifetime Withdrawal Benefit

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You are also limited in the amount of your policy value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals;” see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old.

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Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. You could withdraw up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your policy value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your policy value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to an excess interest adjustment;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old,

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the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value. However, once your policy value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed. Withdrawals after the policy value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All policy value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
≥ 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or policy value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

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•

Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. See ”Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your policy value, to one or more of the following designated investment choices:

Non-Equity:

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

Federated American Leaders Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Capital Guardian Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Value Balanced VP – Initial Class

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International Small Cap

Wanger U.S. Smaller Companies

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your policy value in all designated investment choices in the “equity” category, divided by the total policy value. You cannot have more than your maximum equity percentage in “equity” investment choices.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we

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will automatically rebalance the amounts of your policy value in the designated investment choices to maintain your desired asset allocation. The amount of policy value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in policy value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your policy value in designated investment choices in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the policy value during the 30 day period following each rider anniversary, by sending us written notice. The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of the systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

if at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of policy value in each designated investment choice.

43

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your policy value if the total withdrawal base is higher than your policy value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 91 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 91 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your policy value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your policy value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your mandatory annuitization date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a mandatory annuitization date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11. OTHER INFORMATION

Monumental Life Insurance Company

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Monumental is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Separate Account VA CC

The Separate Account was established by Monumental on February 1, 1992, and operates under Iowa law.

44

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Monumental owns the assets of the Separate Account, and the obligations under the Policy are obligations of Monumental. These assets are held separately from the other assets of Monumental and are not chargeable with liabilities incurred in any other business operation of Monumental (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Monumental will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Monumental. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Monumental’s general account assets or any other separate account Monumental maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Monumental’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We pay commissions through TCI to the selling firms for their sales of the Policies.

A limited number of representatives of InterSecurities, Inc. (“ISI”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support and training to sales representatives at the selling firms. To the extent permitted by FINRA rules of the Financial Industry Regulatory Authority, we and/or ISI or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events, reimburse selling firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA rules, we and/or our affiliates may provide selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums plus an annual continuing fee of 1.0% based on policy values.

The registered representative who sells you the Policy typically receives a portion of the

45

compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of ISI are underwritten by our affiliates. Wholesaling representatives and their managers at ISI who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy for a refund and we will treat the policy as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. We will pay the refund within seven days after we receive your written request to cancel the Policy and the returned Policy at our Administrative and Service Office. You bear the risk of any decline in Policy Value during the Right to Cancel Period. If state law requires, we will refund your original premium payment(s).

Reinstatements

Monumental occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Monumental will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Monumental ). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Monumental will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Monumental will vote Fund shares as to which no timely instructions are received and those shares held by Monumental as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment

46

Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

Please note that it is possible for a small number of policy owners (assuming the underlying fund portfolio determines they represent a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments

Monumental retains the right, subject to any applicable law, to make certain changes. Monumental reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Monumental’s judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner’s interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Monumental may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Monumental will make any new Portfolios available to existing Policy Owners on a basis Monumental will determine. Monumental may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Monumental may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company and Peoples Benefit Life Insurance Company and the audited financial statements of the Subaccounts of the Separate Account which are available for investment by The Advisor’s Edge Select® Variable Annuity Policy Owners (as well as the Independent Registered Public Accounting Firm’s Reports on them) are contained in the Statement of Additional Information.

Independent Registered Public Accounting Firm

Ernst & Young LLP serves as Independent Registered Public Accounting Firm for Monumental and the Subaccounts of the Separate Account which are available for investment by The Advisor’s Edge Select® Variable Annuity Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Monumental, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Monumental believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or on the ability of TCI, to perform under its principal underwriting agreement, or on the ability of Monumental to meet its obligations under the policy.

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TABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY — GENERAL PROVISIONS

ADDITIONAL DEATH BENEFIT

ADDITIONAL DEATH DISTRIBUTION - II

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF MONUMENTAL

STATE REGULATION OF MONUMENTAL

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

ADMINISTRATIVE SERVICES CONTRACT

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.314219 1.218163 1.174882 1.086427 0.897 1.000	$ $ $ $ $ $	1.378034 1.314219 1.218163 1.174882 1.086427 0.897	255,246.090 799,984.652 936,388.233 861,278 166,604.481 81,650
Transamerica Asset Allocation - Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.473222 1.292634 1.168315 1.038054 0.805 1.000	$ $ $ $ $ $	1.564655 1.473222 1.292634 1.168315 1.038054 0.805	20,048.832 103,045.796 181,530.774 390,768 0.000 100
Transamerica Asset Allocation - Moderate VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.365602 1.242705 1.173330 1.068624 0.868 1.000	$ $ $ $ $ $	1.453058 1.365602 1.242705 1.173330 1.068624 0.868	671,882.445 1,519,104.399 1,456,917.291 275,000 115,007.063 100
Transamerica Asset Allocation - Moderate Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.432059 1.276212 1.177932 1.052490 0.840 1.000	$ $ $ $ $ $	1.521738 1.432059 1.276212 1.177932 1.052490 0.840	603,034.515 777,484.777 778,090.104 1,023,551 197,068.256 146,987
Transamerica Capital Guardian Global VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.333838 1.183638 1.089840 1.000	$ $ $ $	1.397570 1.333838 1.183638 1.089840	48,925.291 29,717.902 27,982.869 9,543
Transamerica Capital Guardian Value VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.383420 1.204685 1.134632 1.000	$ $ $ $	1.277853 1.383420 1.204685 1.134632	1,220,576.998 1,619,947.847 1,873,860.189 1,818,151
Transamerica Clarion Global Real Estate Securities VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.894074 2.063553 1.844825 1.408716 1.053 1.031 1.000	$ $ $ $ $ $ $	2.661211 2.894074 2.063553 1.844825 1.408716 1.053 1.031	393,172.266 170,884.337 234,658.588 276,382 289,895.875 1,174,467 227,293
Transamerica JPMorgan Enhanced Index VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.126220 0.990810 0.971527 0.887825 0.699 0.940 1.000	$ $ $ $ $ $ $	1.160405 1.126220 0.990810 0.971527 0.887825 0.699 0.940	177,333.578 258,298.605 274,610.565 122,411 498,181.574 477,109 878,233
Transamerica Legg Mason Partners All Cap VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.237419 1.058825 1.032047 0.959364 0.720000 0.970000 1.000000	$ $ $ $ $ $ $	1.232267 1.237419 1.058825 1.032047 0.959364 0.720000 0.970000	44,001.655 51,620.065 57,575.498 62,820.000 65,194.584 250,520.000 2,526,729.000

49

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Transamerica MFS International Equity VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.485919 1.224845 1.100918 0.976821 0.791 1.000	$ $ $ $ $ $	1.598614 1.485919 1.224845 1.100918 0.976821 0.791	152,129.387 193,975.874 100,020.109 85,250 1,146,645.804 1,542,567
Transamerica PIMCO Total Return VP – Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.160800 1.130007 1.120250 1.087635 1.052000 1.000000	$ $ $ $ $ $	1.246518 1.160800 1.130007 1.120250 1.087635 1.052000	2,146,947.613 1,969,634.612 2,405,099.787 2,549,835.000 1,308,955.006 1,036,839.000
Transamerica T. Rowe Price Small Cap VP – Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.948942 1.000000	$ $	1.025183 0.948942	36,354.256 86,465.962
Transamerica Templeton Global VP - Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.565172 1.336638 1.261731 1.169436 0.936 1.000	$ $ $ $ $ $	1.777875 1.565172 1.336638 1.261731 1.169436 0.936	5,282.599 6,231.858 6,383.655 6,675 2,674.427 100
Transamerica Equity VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.329869 1.240952 1.080260 0.946372 0.732 0.955 1.000	$ $ $ $ $ $ $	1.524224 1.329869 1.240952 1.080260 0.946372 0.732 0.955	1,455,324.410 2,091,258.670 2,037,334.956 1,938,310 1,637,531.181 305,915 116,195
Transamerica Growth Opportunities VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.696110 1.637113 1.428887 1.242983 0.961 1.138 1.000	$ $ $ $ $ $ $	2.057676 1.696110 1.637113 1.428887 1.242983 0.961 1.138	155,531.262 173,706.738 199,070.322 308,148 940,110.792 2,132,708 388,004
Transamerica Science and Technology VP - Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.459573 1.465952 1.457111 1.368019 0.919 1.000	$ $ $ $ $ $	1.909814 1.459573 1.465952 1.457111 1.368019 0.919	0.000 0.000 12,978.376 12,978 12,978.376 100
Transamerica Small/Mid Cap Value VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.717342 1.475759 1.318322 1.149577 0.611 1.024 1.000	$ $ $ $ $ $ $	2.111435 1.717342 1.475759 1.318322 1.149577 0.611 1.024	70,781.591 73,231.680 76,676.982 84,060 230,384.409 516,634 2,847,860
Transamerica Value Balanced VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.358241 1.195379 1.137667 1.049621 0.886 1.000	$ $ $ $ $ $	1.428637 1.358241 1.195379 1.137667 1.049621 0.886	118,729.822 387,092.088 574,576.353 266,692 115,887.066 370,296
Transamerica Van Kampen Active International Allocation VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.536450 1.262008 1.125102 0.983665 0.751 0.918 1.000	$ $ $ $ $ $ $	1.750669 1.536450 1.262008 1.125102 0.983665 0.751 0.918	1,574,785.475 1,396,485.885 1,375,037.323 1,390,727 351,432.230 244,047 55,549

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Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.879107 0.811447 0.765392 0.724747 0.574 0.870 1.000	$ $ $ $ $ $ $	1.061724 0.879107 0.811447 0.765392 0.724747 0.574 0.870	71,133.808 65,597.403 64,998.821 31,777 48,025.996 203,958 94,504
AllianceBernstein Global Technology - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.840508 0.786729 0.770018 0.743395 0.524 0.914 1.000	$ $ $ $ $ $ $	0.993244 0.840508 0.786729 0.770018 0.743395 0.524 0.914	29,986.120 31,061.262 35,866.428 37,176 35,549.203 17,582 1,000
AllianceBernstein Growth - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.037572 1.065812 0.968524 0.857939 0.646 0.914 1.000	$ $ $ $ $ $ $	1.152173 1.037572 1.065812 0.968524 0.857939 0.646 0.914	109,020.962 187,460.467 228,654.688 457,077 288,679.947 200,515 29,724
AllianceBernstein Large Cap Growth - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $	0.915406 0.934630 0.825595 0.773086 0.636 0.933 1.000	$ $ $ $ $ $	1.025081 0.915406 0.934630 0.825595 0.773086 0.636 0.933	9,205.564 9,793.284 30,686.923 41,608 41,209.721 15,501 15,501
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.255402 1.133055 1.119103 1.018460 0.717 0.961 1.000	$ $ $ $ $ $ $	1.403887 1.255402 1.133055 1.119103 1.018460 0.717 0.961	26,168.435 43,037.986 75,936.194 85,648 208,600.069 32,144 1,000
Credit Suisse International Focus Portfolio Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.476465 1.262346 1.090434 0.964153 0.735 0.933 1.000	$ $ $ $ $ $ $	1.696769 1.476465 1.262346 1.090434 0.964153 0.735 0.933	30,926.902 31,064.247 57,022.749 51,574 45,624.666 1,681,258 1,166,722
Credit Suisse Small Cap Core I Portfolio Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.069374 1.035472 1.079380 0.987714 0.675 1.032 1.000	$ $ $ $ $ $ $	1.045213 1.069374 1.035472 1.079380 0.987714 0.675 1.032	48,062.997 52,561.216 118,731.316 94,785 134,733.493 51,311 53,153
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.894214 0.832564 0.817214 0.782616 0.631 0.904 1.000	$ $ $ $ $ $ $	0.947419 0.894214 0.832564 0.817214 0.782616 0.631 0.904	4,918.324 13,116.635 12,556.341 10,772 30,569.443 41,926 44,459
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.131328 0.987611 0.962276 0.931583 0.782 0.955 1.000	$ $ $ $ $ $ $	1.191469 1.131328 0.987611 0.962276 0.931583 0.782 0.955	58,484.942 75,165.888 83,505.425 33,058 1,954,523.929 2,053,954 1,921,167

51

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Federated American Leaders Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.213355 1.053785 1.017898 0.940699 0.747 0.950 1.000	$ $ $ $ $ $ $	1.080335 1.213355 1.053785 1.017898 0.940699 0.747 0.950	535,821.484 594,543.004 697,977.937 984,317 1,052,218.362 2,635,744 1,662,159
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.046986 0.918462 0.876656 0.809119 0.680 0.907 1.000	$ $ $ $ $ $ $	1.073601 1.046986 0.918462 0.876656 0.809119 0.680 0.90	17,801.395 37,995.319 33,288.076 5,170 28,081.499 32,996 43,338
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.175893 1.145507 1.138979 1.115277 1.105 1.028 1.000	$ $ $ $ $ $ $	1.231850 1.175893 1.145507 1.138979 1.115277 1.105 1.028	161,632.110 309,313.755 361,969.328 613,614 1,647,847.713 3,243,760 2,220,115
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.430249 1.309445 1.294013 1.188509 0.987 0.987 1.000	$ $ $ $ $ $ $	1.458032 1.430249 1.309445 1.294013 1.188509 0.987 0.987	835,684.630 899,218.715 1,145,821.416 1,172,624 1,082,635.472 170,786 30,054
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.035665 1.004903 0.992624 0.998922 1.007 1.007 1.000	$ $ $ $ $ $ $	1.069347 1.035665 1.004903 0.992624 0.998922 1.007 1.007	1,907,915.462 1,853,380.190 1,816,231.907 2,087,881 1,600,766.572 3,325,810 3,173,087
Fidelity – VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.030515 1.000000	$ $	1.194404 1.030515	382,377.957 279,643.348
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.575602 1.418273 1.216160 1.000	$ $ $ $	1.795642 1.575602 1.418273 1.216160	146,179.339 588,023.895 788,472.104 787,345
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.299401 1.133089 1.119660 1.000	$ $ $ $	1.354058 1.299401 1.133089 1.119660	619,306.849 731,834.258 823,483.078 726,498
Gartmore NVIT Developing Markets Fund Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.751242 2.073960 1.599736 1.354948 0.861 0.967 1.000	$ $ $ $ $ $ $	3.891618 2.751242 2.073960 1.599736 1.354948 0.861 0.967	300,196.346 335,623.400 59,141.282 17,450 19,723.371 27,483 4,208
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.036234 0.993553 0.898302 0.841490 0.629 0.954 1.000	$ $ $ $ $ $ $	1.187311 1.036234 0.993553 0.898302 0.841490 0.629 0.954	15,292.063 16,192.736 17,238.690 302,622 122,421.370 57,673 53,475

52

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.226661 1.019899 0.962243 0.880602 0.620 0.987 1.000	$ $ $ $ $ $ $	1.391761 1.226661 1.019899 0.962243 0.880602 0.620 0.987	8,368.718 8,911.670 40,738.524 40,828 57,025.789 20,722 132,530
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.030456 0.888186 0.834695 0.815568 0.608 0.904 1.000	$ $ $ $ $ $ $	1.170910 1.030456 0.888186 0.834695 0.815568 0.608 0.904	5,595.927 6,576.998 7,724.409 9,018 10,434.556 10,485 18,388
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.323386 1.160267 1.123187 1.028400 0.812 1.000	$ $ $ $ $ $	1.374558 1.323386 1.160267 1.123187 1.028400 0.812	1,980,074.352 2,025,082.911 2,326,524.061 2,586,038 1,832,289.179 1,054,250
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.565432 1.396071 1.242604 1.047790 0.793 1.000	$ $ $ $ $ $	1.637677 1.565432 1.396071 1.242604 1.047790 0.793	1,528,971.636 1,163,317.452 1,527,906.186 1,634,691 1,454,754.279 776,001
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	2.357239 1.772256 1.607610 1.249674 0.936 1.000	$ $ $ $ $ $	1.937656 2.357239 1.772256 1.607610 1.249674 0.936	200,256.778 753,540.003 260,875.567 550,674 287,366.638 37,049
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.113133 1.076315 1.067869 1.061463 1.040 1.000	$ $ $ $ $ $	1.163259 1.113133 1.076315 1.067869 1.061463 1.040	4,013,784.934 4,838,808.892 4,232,273.584 3,990,261 2,241,011.063 2,524,331
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.154309 1.122658 1.112200 1.082852 1.056 1.000	$ $ $ $ $ $	1.217198 1.154309 1.122658 1.112200 1.082852 1.056	1,097,558.715 1,125,093.709 1,133,754.349 1,100,529 1,243,279.529 93,787
Wanger International Small Cap Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.200552 1.627553 1.358616 1.058073 0.721 0.849 1.000	$ $ $ $ $ $ $	2.522739 2.200552 1.627553 1.358616 1.058073 0.721 0.849	99,053.172 95,585.812 326,373.631 282,130 227,633.673 770,108 749,066
Wanger U.S. Smaller Companies Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.588907 1.494234 1.362500 1.168145 0.827 1.009 1.000	$ $ $ $ $ $ $	1.650464 1.588907 1.494234 1.362500 1.168145 0.827 1.009	578,889.477 835,302.936 1,037,234.292 1,411,226 1,265,412.266 2,907,945 965,088
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.510849 1.324460 1.153299 1.002056 0.735 0.970 1.000	$ $ $ $ $ $ $	1.478767 1.510849 1.324460 1.153299 1.002056 0.735 0.970	80,092.746 99,755.291 99,610.153 227,049 375,435.186 2,638,983 2,004,437

53

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.311160 1.215924 1.173316 1.085524 0.896 1.000	$ $ $ $ $ $	1.374142 1.311160 1.215924 1.173316 1.085524 0.896	21,069.127 21,069.127 21,069.127 0.000 0.000 100
Transamerica Asset Allocation - Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.469855 1.290319 1.166804 1.037216 0.805 1.000	$ $ $ $ $ $	1.560311 1.469855 1.290319 1.166804 1.037216 0.805	1,371.268 2,935.495 7,506.495 16,848 0.000 100
Transamerica Asset Allocation - Moderate VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.362474 1.240469 1.171796 1.067759 0.868 1.000	$ $ $ $ $ $	1.449009 1.362474 1.240469 1.171796 1.067759 0.868	6,148.904 40,306.666 42,311.513 29,988 13,349.154 100
Transamerica Asset Allocation - Moderate Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.428769 1.273905 1.176374 1.051623 0.839 1.000	$ $ $ $ $ $	1.517482 1.428769 1.273905 1.176374 1.051623 0.839	9,114.298 55,727.721 53,800.489 48,522 585.533 100
Transamerica Capital Guardian Global VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.332096 1.182667 1.089487 1.000	$ $ $ $	1.395047 1.332096 1.182667 1.089487	60,754.822 47,538.514 6,802.733 6,803
Transamerica Capital Guardian Value VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.381607 1.203699 1.134259 1.000	$ $ $ $	1.275548 1.381607 1.203699 1.134259	306,772.292 48,400.873 5,593.486 0.000
Transamerica Clarion Global Real Estate Securities VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	3.500631 2.497286 2.233675 1.706483 1.276 1.250 1.143 0.895 1.000	$ $ $ $ $ $ $ $ $	3.217370 3.500631 2.497286 2.233675 1.706483 1.276 1.250 1.143 0.895	274,837.443 103,450.227 249,301.608 309,360 552,346 418,031 305,095 185,954 2,881
Transamerica JPMorgan Enhanced Index VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.221924 1.075522 1.055117 0.964689 0.759 1.022 1.179 1.343 1.154 1.000	$ $ $ $ $ $ $ $ $ $	1.258394 1.221924 1.075522 1.055117 0.964689 0.759 1.022 1.179 1.343 1.154	780,974.419 1,252,111.674 1,539,104.181 1,930,602 2,468,796 2,285,629 3,700,425 3,225,502 1,662,594 1,000
Transamerica Legg Mason Partners All Cap VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.234065 1.056481 1.030271 0.958182 0.720000 0.970000 1.000000	$ $ $ $ $ $ $	1.228315 1.234065 1.056481 1.030271 0.958182 0.720000 0.970000	25,483.353 25,475.559 28,175.644 29,657.000 31,511.599 45,661.000 1,000.000
Transamerica MFS International Equity VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.482452 1.222593 1.099441 0.975993 0.791 1.000	$ $ $ $ $ $	1.594091 1.482452 1.222593 1.099441 0.975993 0.791	0.000 1,043.112 1,044.823 1,047 2,132.979 100

54

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Transamerica PIMCO Total Return VP – Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.158142 1.127971 1.118783 1.086753 1.051000 1.000000	$ $ $ $ $ $	1.243039 1.158142 1.127971 1.118783 1.086753 1.051000	649,050.917 37,201.235 17,675.286 24,567.000 43,093.952 100.000
Transamerica T. Rowe Price Small Cap VP – Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.948633 1.000000	$ $	1.024345 0.948633	6,214.454 0.000
Transamerica Templeton Global VP - Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	1.561692 1.334327 1.260166 1.168565 0.699 0.959 1.262 1.553 1.000	$ $ $ $ $ $ $ $ $	1.773044 1.561692 1.334327 1.260166 1.168565 0.699 0.959 1.262 1.553	0.000 783,625.351 837,485 903,806 1,367,677.205 2,532,206 2,950,184 3,050,196 575,729
Transamerica Equity VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	1.326262 1.238197 1.078385 0.945195 0.731 0.954 1.006582 1.487766 1.000000	$ $ $ $ $ $ $ $ $	1.519338 1.326262 1.238197 1.078385 0.945195 0.731 0.954 1.006582 1.487766	342,919.093 2,004,161.623 452,823.257 524,861 707,788.225 788,920 1,460,416 1,343,845 246,122
Transamerica Growth Opportunities VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.691505 1.633468 1.426398 1.241434 0.960 1.138 1.000	$ $ $ $ $ $ $	2.051075 1.691505 1.633468 1.426398 1.241434 0.960 1.138	294.971 130.209 1,796.970 3,970 2,243.391 3,116 1,000
Transamerica Science and Technology VP - Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.456331 1.463409 1.455300 1.367000 0.919 1.000	$ $ $ $ $ $	1.904640 1.456331 1.463409 1.455300 1.367000 0.919	0.000 0.000 0.000 0.000 0.000 100
Transamerica Small/Mid Cap Value VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	3.527500 3.032749 2.710530 2.364745 1.258 2.109 1.662 1.520 1.192 1.000	$ $ $ $ $ $ $ $ $ $	4.334826 3.527500 3.032749 2.710530 2.364745 1.258 2.109 1.662 1.520 1.192	259,606.496 420,700.829 575,710.446 723,452 1,060,687 1,141,264 1,228,998 1,310,663 541,663 1,000
Transamerica Value Balanced VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $	1.355135 1.193233 1.136190 1.048766 0.848104 0.962410 0.998739 1.053303 1.000000	$ $ $ $ $ $ $ $ $	1.424666 1.355135 1.193233 1.136190 1.048766 0.848104 0.962410 0.998739 1.053303	45,952.305 207,917.741 234,793.839 447,603 501,638.612 663,953 950,003 1,019,180 280,925

55

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Transamerica Van Kampen Active International Allocation VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.466684 1.205294 1.075061 0.940372 0.719 0.879 1.157 1.437 1.102 1.000	$ $ $ $ $ $ $ $ $ $	1.670354 1.466684 1.205294 1.075061 0.940372 0.719 0.879 1.157 1.437 1.102	1,059,960.817 891,660.581 1,049,969.500 1,288,069 1,610,481 1,433,433 1,397,351 1,312,308 1,139,793 1,000
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.876700 0.809627 0.764064 0.723847 0.573 0.869 1.000	$ $ $ $ $ $ $	1.058294 0.876700 0.809627 0.764064 0.723847 0.573 0.869	39,570.691 39,915.497 42,819.457 44,467 44,184.087 48,938 5,702
AllianceBernstein Global Technology - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.838237 0.784981 0.768689 0.742478 0.524 0.914 1.000	$ $ $ $ $ $ $	0.990058 0.838237 0.784981 0.768689 0.742478 0.524 0.914	62.982 60.059 3,010.100 4,550 4,265.645 9,401 1,000
AllianceBernstein Growth - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.034758 1.063436 0.966842 0.856875 0.654 0.918 1.000	$ $ $ $ $ $ $	1.148475 1.034758 1.063436 0.966842 0.856875 0.654 0.918	778.030 771.861 774.898 7,432 10,784.975 3,933 1,000
AllianceBernstein Large Cap Growth - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.912916 0.932556 0.824168 0.772128 0.635 0.932 1.000	$ $ $ $ $ $ $	1.021786 0.912916 0.932556 0.824168 0.772128 0.635 0.932	0.000 0.000 0.000 0.000 0.000 1,000 1,000
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.724030 1.556780 1.538377 1.400712 0.986 1.322 1.492 1.601 1.097 1.000	$ $ $ $ $ $ $ $ $ $	1.927003 1.724030 1.556780 1.538377 1.400712 0.986 1.322 1.492 1.601 1.097	7,208.538 7,218.667 30,324 38,154 58,598 109,596 118,953 501,747 17,443 1,000
Credit Suisse International Focus Portfolio Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.441915 1.233417 1.065961 0.942971 0.719 0.913 1.190 1.630 1.078 1.000	$ $ $ $ $ $ $ $ $ $	1.656239 1.441915 1.233417 1.065961 0.942971 0.719 0.913 1.190 1.630 1.078	151,877.492 185,482.926 244,719.445 266,178 268,454 264,216 316,789 324,739 17,503 1,000

56

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Credit Suisse Small Cap Core I Portfolio Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.343518 1.301563 1.357403 1.242745 0.849 1.300 1.571 1.947 1.169 1.000	$ $ $ $ $ $ $ $ $ $	1.312513 1.343518 1.301563 1.357403 1.242745 0.849 1.300 1.571 1.947 1.169	1,233,485.240 1,249,735.595 1,258,361 1,292,143 1,405,319 1,483,995 1,708,616 1,599,802 14,585 1,000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.891775 0.830707 0.815795 0.781636 0.631 0.904 1.000	$ $ $ $ $ $ $	0.944358 0.891775 0.830707 0.815795 0.781636 0.631 0.904	0.000 0.000 0.000 0.000 1,303.416 2,291 1,000
Dreyfus - VIF Appreciation - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.128235 0.985396 0.960586 0.930410 0.782 0.955 1.000	$ $ $ $ $ $ $	1.187631 1.128235 0.985396 0.960586 0.930410 0.782 0.955	0.000 412.077 40,184.744 138 0.000 1,000 1,000
Federated American Leaders Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.396265 1.213217 1.172475 1.084098 0.862 1.096 1.162 1.512 1.096 1.000	$ $ $ $ $ $ $ $ $ $	1.242577 1.396265 1.213217 1.172475 1.084098 0.862 1.096 1.162 1.512 1.096	464,963.910 1,154,856.315 1,324,652.376 1,664,830 2,053,460 1,923,100 1,698,516 400,459 166,796 1,000
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	0.925577 0.812349 0.775743 0.716340 0.603 0.804 0.946 1.064 1.062 1.000	$ $ $ $ $ $ $ $ $ $	0.948635 0.925577 0.812349 0.775743 0.716340 0.603 0.804 0.946 1.064 1.062	31,163.808 46,013.834 69,339.203 80,846 135,584 140,048 314,705 400,549 166,796 1,000
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.297240 1.264329 1.257748 1.232183 1.222 1.137 1.079 0.983 1.007 1.000	$ $ $ $ $ $ $ $ $ $	1.358287 1.297240 1.264329 1.257748 1.232183 1.222 1.137 1.079 0.983 1.007	680,866.675 1,714,775.935 1,408,870.019 1,658,616 3,258,944 2,056,456 2,914,758 3,093,041 1,512,032 1,000
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.377623 1.261891 1.247633 1.146467 0.952 0.953 0.954 1.065 1.056 1.000	$ $ $ $ $ $ $ $ $ $	1.403687 1.377623 1.261891 1.247633 1.146467 0.952 0.953 0.954 1.065 1.056	662,622.925 565,488.063 1,014,085.600 1,072,205 1,403,596 1,549,197 757,527 697,331 327,458 1,000

57

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.134359 1.101212 1.088294 1.095739 1.105 1.106 1.082 1.036 1.005 1.000	$ $ $ $ $ $ $ $ $ $	1.170677 1.134359 1.101212 1.088294 1.095739 1.105 1.106 1.082 1.036 1.005	1,336,292.814 1,613,196.565 1,313,538.901 1,720,995 1,961,385 2,716,197 4,646,619 3,521,141 13,680,189 449,266
Fidelity - VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.030174 1.000000	$ $	1.193404 1.030174	18,337.505 8,260.142
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.573556 1.417127 1.215778 1.000	$ $ $ $	1.792425 1.573556 1.417127 1.215778	9,201.417 11,875.060 3,513.095 0.000
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.297684 1.132157 1.119292 1.000	$ $ $ $	1.351598 1.297684 1.132157 1.119292	132,533.723 9,526.954 4,247.810 0.000
Gartmore NVIT Developing Markets Fund Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	3.138860 2.367318 1.826916 1.548132 0.984 1.106 1.206 1.714 1.055 1.000	$ $ $ $ $ $ $ $ $ $	4.437695 3.138860 2.367318 1.826916 1.548132 0.984 1.106 1.206 1.714 1.055	240,264.706 210,393.969 101,675.861 123,841 117,968 80,829 140,619 146,101 19,596 1,000
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.033375 0.991297 0.896706 0.840411 0.628 0.954 1.000	$ $ $ $ $ $ $	1.183442 1.033375 0.991297 0.896706 0.840411 0.628 0.954	0.000 0.000 0.000 0.000 1,114.743 11,998 10,884
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.223302 1.017612 0.960560 0.879498 0.620 0.986 1.000	$ $ $ $ $ $ $	1.387259 1.223302 1.017612 0.960560 0.879498 0.620 0.986	57.113 54.467 2,745.404 4,204 3,974.002 8,871 1,000
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.027642 0.886187 0.833227 0.814539 0.608 0.904 1.000	$ $ $ $ $ $ $	1.167149 1.027642 0.886187 0.833227 0.814539 0.608 0.904	0.000 0.000 0.000 0.000 0.000 1,000 1,000
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.320331 1.158158 1.121695 1.027545 0.812 1.000	$ $ $ $ $ $	1.370707 1.320331 1.158158 1.121695 1.027545 0.812	454,872.692 108,286.744 71,319.618 53,454 7,279.236 11,717
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.561850 1.393553 1.240967 1.046930 0.793 1.000	$ $ $ $ $ $	1.633113 1.561850 1.393553 1.240967 1.046930 0.793	401,760.404 40,643.523 38,049.440 30,522 18,321.323 100

58

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	2.351847 1.769063 1.605513 1.248657 0.935 1.000	$ $ $ $ $ $	1.932260 2.351847 1.769063 1.605513 1.248657 0.935	10,716.258 9,301.398 2,718.497 2,844 9,360.825 100
Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.110591 1.074372 1.066483 1.060600 1.040 1.000	$ $ $ $ $ $	1.160033 1.110591 1.074372 1.066483 1.060600 1.040	905,055.781 107,254.001 27,909.504 26,753 8,231.622 100
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.151693 1.120651 1.110758 1.081972 1.056 1.000	$ $ $ $ $ $	1.213833 1.151693 1.120651 1.110758 1.081972 1.056	24,717.171 33,117.516 26,577.073 28,410 55,425.628 100
Wanger International Small Cap Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	3.684712 2.726592 2.277159 1.576808 1.210 1.425 1.835 2.584 1.159 1.000	$ $ $ $ $ $ $ $ $ $	4.222104 3.684712 2.726592 2.277159 1.576808 1.210 1.425 1.835 2.584 1.159	650,318.429 674,657.416 547,925.827 618,167 636,203 631,422 685,552 726,164 305,860 1,000
Wanger U.S. Smaller Companies Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	2.141575 2.014972 1.838244 1.774295 1.117 1.363 1.243 1.373 1.114 1.000	$ $ $ $ $ $ $ $ $ $	2.223436 2.141575 2.014972 1.838244 1.774295 1.117 1.363 1.243 1.373 1.114	366,352.565 451,329.58 595,039.213 699,936 747,927 647,177 307,380 432,510 549,766 1,000
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001 2000 1999 1998	$ $ $ $ $ $ $ $ $ $	1.920476 1.684384 1.467416 1.275611 0.936 1.236 1.205 1.134 1.185 1.000	$ $ $ $ $ $ $ $ $ $	1.878770 1.920476 1.684384 1.467416 1.275611 0.936 1.236 1.205 1.134 1.185	537,430.956 665,523.401 836,218.778 945,190 1,224,503 1,319,287 1,171,504 1,117,504 246,470 1,000

59

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Transamerica Asset Allocation - Conservative VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.305179 1.211571 1.170262 1.083754 0.896 1.000	$ $ $ $ $ $	1.366524 1.305179 1.211571 1.170262 1.083754 0.896	15,803.995 18,309.908 19,307.957 12,545 0.000 100
Transamerica Asset Allocation - Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.463112 1.285660 1.163725 1.035506 0.804 1.000	$ $ $ $ $ $	1.551630 1.463112 1.285660 1.163725 1.035506 0.804	2,066.720 6,539.453 5,652.197 0.000 0.000 100
Transamerica Asset Allocation - Moderate VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.356216 1.235988 1.168706 1.065987 0.867 1.000	$ $ $ $ $ $	1.440929 1.356216 1.235988 1.168706 1.065987 0.867	50,445.620 40,159.890 40,326.160 40,496 40,665.279 100
Transamerica Asset Allocation - Moderate Growth VP - Initial Class(1) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.422241 1.269325 1.173297 1.049905 0.839 1.000	$ $ $ $ $ $	1.509060 1.422241 1.269325 1.173297 1.049905 0.839	1,761.858 7,665.583 6,837.683 5,850 4,282.186 100
Transamerica Capital Guardian Global VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.328611 1.180735 1.088770 1.000	$ $ $ $	1.390029 1.328611 1.180735 1.088770	23,809.223 27,839.866 17,708.505 0.000
Transamerica Capital Guardian Value VP - Initial Class(2) Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.378001 1.201736 1.133518 1.000	$ $ $ $	1.270961 1.378001 1.201736 1.133518	126,219.236 104,772.957 71,766.799 9,316
Transamerica Clarion Global Real Estate Securities VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.870526 2.049782 1.835214 1.403452 1.050 1.030 1.000	$ $ $ $ $ $ $	2.635641 2.870526 2.049782 1.835214 1.403452 1.050 1.030	20,691.063 9,912.922 8,551.712 12,187 13,400.626 10,545 8,587
Transamerica JPMorgan Enhanced Index VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.117048 0.984181 0.966463 0.884507 0.697 0.939 1.000	$ $ $ $ $ $ $	1.149239 1.117048 0.984181 0.966463 0.884507 0.697 0.939	25,335.587 43,691.068 18,196.271 17,639 28,351.051 13,804 8,566
Transamerica Legg Mason Partners All Cap VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.227346 1.051759 1.026675 0.955783 0.718 0.970 1.000	$ $ $ $ $ $ $	1.220416 1.227346 1.051759 1.026675 0.955783 0.718 0.970	7,002.711 7,002.711 8,756.133 8,756 18,835.741 25,207 11,349
Transamerica MFS International Equity VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.475665 1.218190 1.096562 0.974401 0.790 1.000	$ $ $ $ $ $	1.585221 1.475665 1.218190 1.096562 0.974401 0.790	115,844.770 145,016.548 141,353.212 148,595 200,731.361 20,477

60

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Transamerica PIMCO Total Return VP - Initial Class(2) Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.152824 1.123893 1.115839 1.084965 1.051 1.000	$ $ $ $ $ $	1.236115 1.152824 1.123893 1.115839 1.084965 1.051	17,845.199 26,812.847 11,541.545 0.000 8,140.996 8,679
Transamerica T. Rowe Price Small Cap VP - Initial Class(2) Subaccount Inception Date May 1, 2006	2007 2006	$ $	0.948016 1.000000	$ $	1.022668 0.948016	0.000 0.000
Transamerica Templeton Global VP - Initial Class(3) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.554773 1.329727 1.257058 1.166829 0.935 1.000	$ $ $ $ $ $	1.763443 1.554773 1.329727 1.257058 1.166829 0.935	3,079.746 15,937.325 16,069.543 16,066 16,029.463 12,186
Transamerica Equity VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.319019 1.232651 1.074597 0.942810 0.730 0.954 1.000	$ $ $ $ $ $ $	1.509538 1.319019 1.232651 1.074597 0.942810 0.730 0.954	269,331.205 405,060.079 221,388.747 169,327 137,151.985 113,981 53,623
Transamerica Growth Opportunities VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.682307 1.626177 1.421432 1.238328 0.959 1.137 1.000	$ $ $ $ $ $ $	2.037901 1.682307 1.626177 1.421432 1.238328 0.959 1.137	39,705.020 54,208.278 49,796.309 59,023 20,366.816 17,094 1,000
Transamerica Science and Technology VP - Initial Class(2) Subaccount Inception Date July 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.449916 1.458393 1.451736 1.364998 0.919 1.000	$ $ $ $ $ $	1.894363 1.449916 1.458393 1.451736 1.364998 0.919	0.000 0.000 0.000 0.000 0.000 100
Transamerica Small/Mid Cap Value VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.703392 1.465918 1.311451 1.145278 0.610 1.023 1.000	$ $ $ $ $ $ $	2.091171 1.703392 1.465918 1.311451 1.145278 0.610 1.023	48,006.453 77,822.210 84,093.601 114,706 132,273.214 152,626 134,067
Transamerica Value Balanced VP - Initial Class(2) Subaccount Inception Date May 3, 1999	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.348897 1.188900 1.133183 1.047042 0.885 1.000	$ $ $ $ $ $	1.416700 1.348897 1.188900 1.133183 1.047042 0.885	50,325.748 56,416.778 116,253.392 118,755 13,058.758 100
Transamerica Van Kampen Active International Allocation VP - Initial Class(2) Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.523944 1.253581 1.119234 0.979979 0.750 0.917 1.000	$ $ $ $ $ $ $	1.733851 1.523944 1.253581 1.119234 0.979979 0.750 0.917	240,737.009 259,086.156 250,248.818 258,885 100,503.265 4,406 1,093
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class(2) Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.871949 0.806021 0.761401 0.722038 0.572 0.869 1.000	$ $ $ $ $ $ $	1.051512 0.871949 0.806021 0.761401 0.722038 0.572 0.869	23,204.401 30,578.077 35,142.703 51,763 56,300.774 63,015 59,771

61

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
AllianceBernstein Global Technology - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.833665 0.781468 0.765998 0.740613 0.523 0.914 1.000	$ $ $ $ $ $ $	0.983689 0.833665 0.781468 0.765998 0.740613 0.523 0.914	27,243.465 27,818.541 39,207.697 38,586 59,514.847 24,846 14,447
AllianceBernstein Growth - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.029129 1.058695 0.963479 0.854738 0.645 0.913 1.000	$ $ $ $ $ $ $	1.141097 1.029129 1.058695 0.963479 0.854738 0.645 0.913	0.000 0.000 0.000 0.000 0.000 1,000 1,000
AllianceBernstein Large Cap Growth - Class B Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.907953 0.928400 0.821301 0.770199 0.634 0.932 1.000	$ $ $ $ $ $ $	1.015237 0.907953 0.928400 0.821301 0.770199 0.634 0.932	4,113.805 24,858.599 24,767.680 6,712 9,547.106 1,000 1,000
Columbia Small Company Growth Fund, Variable Series - Class A Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.245199 1.125502 1.113285 1.014658 0.715 0.960 1.000	$ $ $ $ $ $ $	1.390417 1.245199 1.125502 1.113285 1.014658 0.715 0.960	108,589.947 150,947.571 157,500.664 171,442 140,687.661 13,547 12,157
Credit Suisse International Focus Portfolio Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.464448 1.253912 1.084751 0.960546 0.733 0.932 1.000	$ $ $ $ $ $ $	1.680467 1.464448 1.253912 1.084751 0.960546 0.733 0.932	15,666.485 12,958.832 13,341.755 9,490 9,521.501 1,000 1,000
Credit Suisse Small Cap Core I Portfolio Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.060697 1.028592 1.073773 0.984031 0.673 1.031 1.000	$ $ $ $ $ $ $	1.035199 1.060697 1.028592 1.073773 0.984031 0.673 1.031	118,275.787 133,307.778 153,546.730 170,650 136,901.474 2,480 1,000
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	0.886952 0.827018 0.812955 0.779695 0.630 0.903 1.000	$ $ $ $ $ $ $	0.938332 0.886952 0.827018 0.812955 0.779695 0.630 0.903	0.000 0.000 0.000 0.000 0.000 1,000 1,000
Dreyfus VIF - Appreciation Portfolio - Service Class Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.122111 0.981016 0.957253 0.928094 0.780 0.954 1.000	$ $ $ $ $ $ $	1.180014 1.122111 0.981016 0.957253 0.928094 0.780 0.954	5,745.093 41,475.874 56,453.815 178,902 205,481.891 71,732 5,143
Federated American Leaders Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.203484 1.046745 1.012590 0.937185 0.746 0.950 1.000	$ $ $ $ $ $ $	1.069957 1.203484 1.046745 1.012590 0.937185 0.746 0.950	71,431.216 146,097.219 197,163.745 456,974 441,008.535 170,886 3,232

62

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.038473 0.912336 0.872093 0.806093 0.679 0.907 1.000	$ $ $ $ $ $ $	1.063290 1.038473 0.912336 0.872093 0.806093 0.679 0.907	0.000 0.000 0.000 0.000 0.000 8,642 8,642
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.166337 1.137861 1.133045 1.111107 1.103 1.027 1.000	$ $ $ $ $ $ $	1.220026 1.166337 1.137861 1.133045 1.111107 1.103 1.027	29,131.820 24,223.812 18,698.886 250,770 298,079.391 75,065 12,377
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.418647 1.300738 1.287298 1.184084 0.984 0.986 1.000	$ $ $ $ $ $ $	1.444060 1.418647 1.300738 1.287298 1.184084 0.984 0.986	208,583.113 223,088.918 289,553.593 320,725 244,963.866 63,680 1,000
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.027234 0.998193 0.987448 0.995191 1.004 1.007 1.000	$ $ $ $ $ $ $	1.059061 1.027234 0.998193 0.987448 0.995191 1.004 1.007	232,117.474 44,985.668 53,785.535 155,301 154,453.039 1,070,057 28,104
Fidelity - VIP Contrafund® Portfolio - Initial Class Subaccount Inception Date May 1, 2006	2007 2006	$ $	1.029509 1.000000	$ $	1.191464 1.029509	140,353.462 0.000
Fidelity - VIP Mid Cap Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.569426 1.414798 1.214972 1.000	$ $ $ $	1.785955 1.569426 1.414798 1.214972	22,169.259 36,341.511 26,261.801 8,787
Fidelity - VIP Value Strategies Portfolio - Initial Class Subaccount Inception Date May 1, 2004	2007 2006 2005 2004	$ $ $ $	1.294293 1.130312 1.118571 1.000	$ $ $ $	1.346727 1.294293 1.130312 1.118571	34,894.132 15,868.268 0.000 0.000
Gartmore NVIT Developing Markets Fund Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.728811 2.060082 1.591370 1.349863 0.859 0.966 1.000	$ $ $ $ $ $ $	3.854162 2.728811 2.060082 1.591370 1.349863 0.859 0.966	40,011.422 42,265.443 23,554.711 0.000 20,001.792 21,737 1,000
Seligman Capital - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.027780 0.986902 0.893614 0.838336 0.627 0.953 1.000	$ $ $ $ $ $ $	1.175876 1.027780 0.986902 0.893614 0.838336 0.627 0.953	7,290.586 22,447.192 26,730.486 42,628 46,969.583 59,743 49,584
Seligman Communications and Information - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.216681 1.013090 0.957232 0.877298 0.619 0.986 1.000	$ $ $ $ $ $ $	1.378389 1.216681 1.013090 0.957232 0.877298 0.619 0.986	16,287.151 39,535.062 42,502.992 29,801 24,114.392 11,301 11,301

63

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Seligman Global Technology - Class 2 Shares Subaccount Inception Date June 18, 2001	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.022041 0.882239 0.830332 0.812512 0.607 0.904 1.000	$ $ $ $ $ $ $	1.159634 1.022041 0.882239 0.830332 0.812512 0.607 0.904	7,580.268 23,663.401 28,169.470 45,039 56,389.496 56,446 53,553
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.314289 1.153991 1.118757 1.025867 0.811 1.000	$ $ $ $ $ $	1.363082 1.314289 1.153991 1.118757 1.025867 0.811	984,214.655 1,204,048.079 1,230,433.729 1,156,670 927,651.775 41,850
Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.554692 1.388538 1.237707 1.045212 0.792 1.000	$ $ $ $ $ $	1.624029 1.554692 1.388538 1.237707 1.045212 0.792	315,578.261 416,135.795 495,103.346 606,226 571,647.749 102,559
Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	2.341063 1.762687 1.601291 1.246601 0.935 1.000	$ $ $ $ $ $	1.921505 2.341063 1.762687 1.601291 1.246601 0.935	173,110.699 212,462.784 238,927.087 427,613 371,815.723 62,291
Vanguard - Short-Term Investment–Grade Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.105485 1.070498 1.063662 1.058843 1.039 1.000	$ $ $ $ $ $	1.153549 1.105485 1.070498 1.063662 1.058843 1.039	270,809.495 292,657.834 259,046.866 293,155 221,490.383 36,469
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2007 2006 2005 2004 2003 2002	$ $ $ $ $ $	1.146405 1.116605 1.107827 1.080190 1.055 1.000	$ $ $ $ $ $	1.207073 1.146405 1.116605 1.107827 1.080190 1.055	347,716.709 260,344.363 232,376.453 248,274 222,708.098 18,889
Wanger International Small Cap Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	2.182688 1.616721 1.351552 1.163767 0.719 0.848 1.000	$ $ $ $ $ $ $	2.498544 2.182688 1.616721 1.351552 1.163767 0.719 0.848	113,056.154 126,170.707 109,312.544 209,884 171,179.180 53,272 9,227
Wanger U.S. Smaller Companies Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.575942 1.484231 1.355374 1.054130 0.826 1.008 1.000	$ $ $ $ $ $ $	1.634561 1.575942 1.484231 1.355374 1.054130 0.826 1.008	48,851.117 125,238.377 126,980.115 148,306 199,514.923 50,096 17,347
WFAVT Small/Mid Cap Value Fund Subaccount Inception Date October 26, 1998	2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $	1.498571 1.315636 1.147293 0.998315 0.733 0.969 1.000	$ $ $ $ $ $ $	1.464568 1.498571 1.315636 1.147293 0.998315 0.733 0.969	124,642.046 164,909.725 157,726.023 160,792 116,838.527 47,498 39,481

(1)	Transamerica was added to the beginning of the fund name; and Portfolio was replaced with VP at the end of the fund name.

(2)	Unless previously part of the name, Transamerica was added to the beginning of the fund name; and VP was added to the end of the fund name.

(3)	Formerly known as Templeton Transamerica Global.

Transamerica Index 50 VP and Transamerica Index 75 VP had not commenced operations as of December 31, 2007, therefore, comparable data is not available.

64

APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment choices that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss.

65

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10
Special Service Fee	$0 -$25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.50%

(1)

Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2007. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.76%	1.69%

(1)

The fee table information relating to the underlying funds was provided toMonumental by the underlying funds, their investment advisers or managers, and Monumental has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$328	$1001	$1698	$3551

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For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Monumental receives Due Proof of Death of the Annuitant, Monumental will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental or

(2)	the Adjusted Death Benefit.

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The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass

68

to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

69

APPENDIX C

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You =	Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB	at rider issue = $100,000

TWB	at time withdrawals begin = $100,000

4.5%	withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD	= $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You =	Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

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TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $10,000

EWD = $5,500 ($10,000 - $4,500)

PV = $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1. The	formula is (EWD / (PV – 4.5% WD)) * TWB before any adjustments

2. ($5,500	/ ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal) we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity prior to the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result.	Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

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THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Supplement dated May 1, 2008

To the

Prospectus dated May 1, 2008

The following investment choices are hereby added to your policy:

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA U.S. Large Value Portfolio(1)

VA Short-Term Fixed Portfolio

VA U.S. Targeted Value Portfolio(2)

(1)	Formerly known as VA Large Value Portoflio.

(2)	Formerly known as VA Small Value Portfolio.

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying prospectus.

The following hereby amends, and to the extent inconsistent replaces, the Summary in the prospectus.

EXPENSES

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.45% from the assets in each Subaccount.

DEATH BENEFIT

When you purchase a policy you generally may choose the following death benefit:

•	Return of Premium.

ADDITIONAL FEATURES

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”) referred to in the base prospectus are not available for this policy.

This Prospectus Supplement must be accompanied

by the Prospectus for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2008

The following hereby amends, and to the extent inconsistent replaces, SECTION 5 – EXPENSES; Mortality and Expense Risk Fee in the prospectus.

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is at an annual rate of 1.30%.

The following hereby amends, and to the extent inconsistent replaces, SECTION 8 – DEATH BENEFIT; Guaranteed Minimum Death Benefit Options in the prospectus.

The Guaranteed Minimum Death Benefit for this Policy is Return of Premium. The “6 Year Step-Up Death Benefit” and “Double Enhanced Death Benefit” referred to in the base prospectus are not available for this Policy.

The following hereby amends, and to the extent inconsistent replaces, SECTION 10 – ADDITIONAL FEATURES in the prospectus.

The “Additional Death Benefit” (“ADB”) and Additional Death Distribution—II (“ADD-II”) referred to in the base prospectus are not available for this Policy.

Designated Investment Choices. If you elect the Architect GLWB benefit, you must allocate 100% of your policy value to one or more of the following “designated choices:”

Non-Equity:

DFA – Global Bond Portfolio

DFA – Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for US Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard – Short-Term Investment Grade Portfolio

Vanguard – Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Focus Portfolio

Credit Suisse Small Cap Core I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated American Leaders Fund II

Federated High Income Bond Fund II

Fidelity – VIP Contrafund® Portfolio – Initial Class

Fidelity – VIP Mid Cap Portfolio – Initial Class

Fidelity – VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Capital Guardian Global VP – Initial Class

Transamerica Capital Guardian Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small CapVP – Initial Class

Transamerica Value Balanced VP – Initial Class

2

Transamerica Van Kampen Active International Allocation VP – Initial Class

Vanguard – Equity Index Portfolio

Vanguard – International Portfolio

Vanguard – Mid-Cap Index Portfolio

Vanguard – REIT Index Portfolio

Wanger International Small Cap

Wanger U.S. Smaller Companies

The following information hereby supplements the corresponding APPENDIX A contained in the prospectus.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

1.45%
Subaccount	Year	Beginning AUV		Ending AUV		#Units
DFA - VA Global Bond Portfolio Subaccount Inception Date May 1, 2005	2007 2006 2005	$ $ $	1.023064 1.000000 1.000000	$ $ $	1.062949 1.023064 1.000493	5,255,537.693 2,947,675.258 695,696
DFA - VA International Small Portfolio Subaccount Inception Date May 1, 2005	2007 2006 2005	$ $ $	1.453775 1.000000 1.000000	$ $ $	1.527464 1.453775 1.181505	2,242,272.840 1,323,837.957 282,882
DFA - VA International Value Portfolio Subaccount Inception Date May 1, 2005	2007 2006 2005	$ $ $	1.543868 1.000000 1.000000	$ $ $	1.685294 1.543868 1.164691	2,126,786.067 1,282,415.053 283,382
DFA - VA U.S. Large Value Portfolio(1) Subaccount Inception Date May 1, 2005	2007 2006 2005	$ $ $	1.299199 1.000000 1.000000	$ $ $	1.242846 1.299199 1.100053	3,673,658.601 1,960,304.650 384,322
DFA - VA Short-Term Fixed Portfolio Subaccount Inception Date May 1, 2005	2007 2006 2005	$ $ $	1.037732 1.000000 1.000000	$ $ $	1.073710 1.037732 1.006178	5,173,276.104 2,908,505.915 694,631
DFA - VA U.S. Targeted Value Portfolio(2) Subaccount Inception Date May 1, 2005	2007 2006 2005	$ $ $	1.369745 1.000000 1.000000	$ $ $	1.161597 1.369745 1.148732	3,555,073.280 1,822,885.703 367,614

(1)	Formerly known as VA Large Value Portfolio.

(2)	Formerly known as VA Small Value Portfolio.

3

SEPARATE ACCOUNT VA CC

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Offered by

Monumental Life Insurance Company

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select® Variable Annuity policy (the “Policy”) offered by Monumental Life Insurance Company (the “Company” or “Monumental”). You may obtain a copy of the Prospectus dated May 1, 2008, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2008

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GLOSSARY OF TERMS

Accumulation Unit – An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value – An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office – Financial Markets Division – Variable Annuity Department, Monumental Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant – The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date – The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Monumental.

Annuity Payment Option – A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit – An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary – The person who has the right to the death benefit set forth in the policy.

Business Day – A day when the New York Stock Exchange is open for business.

Cash Value – The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code – The Internal Revenue Code of 1986, as amended.

Enrollment form – A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment – A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account – One or more investment choices under the policy that are part of Monumental general assets and which are not in the separate account.

Guaranteed Period Options (“GPO”) – The various guaranteed interest rate periods of the fixed account, which Monumental may offer, and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy – A policy other than a qualified policy.

Owner (Policy Owner, You, Your) – The individual or entity that owns an individual policy.

Policy – The individual policy.

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Policy Value – On or before the annuity commencement date, the policy value is equal to the owner’s:

•	Premium Payments; minus

•	Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	Interest credited in the fixed account; plus or minus

•	Accumulated gains or losses in the separate account; minus

•	Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year – A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment – An amount paid to Monumental by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy – A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account – Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge – An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount – subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner – A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Supportable Payment – The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period – The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments – Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request – Written notice, signed by the owner, that gives Monumental the information it requires and that is received at the administrative and service office. For some transactions, Monumental may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements Monumental establishes for such notices.

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THE POLICY – GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Monumental; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Monumental has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Monumental has received written notice of the trust as a successor owner signed prior to the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Monumental.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Monumental has made or action Monumental has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Monumental and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Monumental.

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MISSTATEMENT OF AGE OR SEX

Monumental may require proof of age and sex before making Annuity Payments. If the Annuitant’s stated age, sex or both in the Policy are incorrect; Monumental will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Monumental will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant’s lifetime. Monumental is not responsible for the validity of any assignment. No assignment will be recognized until Monumental receives at the Administrative and Service Office the appropriate Monumental form notifying Monumental of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Monumental shall not be liable as to any payment or other settlement made by Monumental before receipt of the appropriate Monumental form.

ADDITION, DELETION OR SUBSTITUTUION OF INVESTMENTS

Monumental cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Monumental, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Monumental, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Monumental. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Monumental may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Monumental will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Monumental will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Monumental may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in the Federated Prime Money Market Fund II (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

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To the extent permitted by applicable law, Monumental also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Monumental sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S	=	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G	=	the guaranteed interest rate applicable to S.

C	=	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this policy or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

There is no cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

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The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	= the Annuity Unit Value for the immediately preceding Business Day;

(b)	= the Net Investment Factor for the day;

(c)	= the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)	= any increase or decrease in the value of the Subaccount due to investment results;

(b)	= a daily charge assessed at an annual rate of 1.30% for the mortality and expense risks assumed by Monumental of the value of the Subaccount;

(c)	= a daily charge for the cost of administering the Policy corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Monumental will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

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ADDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

ADDITIONAL DEATH DISTRIBUTION - II — ADDITIONAL INFORMATION

Assume the Additional Death Distribution - II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

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Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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Hypothetical Changes in Annuity Units with Stabilized Payments *

AIR			3.50%
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 1.30% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

        cd

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Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Monumental will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n=ERV

Where:

(1) [P]	equals a hypothetical Initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on

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specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Monumental may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).
PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

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•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

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SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Monumental. The assets are kept physically segregated and held separate and apart from Monumental’s general account assets. The general account contains all of the assets of Monumental. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise. The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Monumental has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on

15

income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies, Roth IRA policies and 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

Monumental makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

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INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts

17

will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF MONUMENTAL

Monumental at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Monumental and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

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STATE REGULATION OF MONUMENTAL

Monumental is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Monumental as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Monumental, including the liabilities and reserves of the Separate Account.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained byMonumental. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Monumental will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Corporation, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like Monumental, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. The selling firm and/or its affiliates are also licensed under state insurance laws.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal years 2007, 2006 and 2005, the amounts paid to AFSG in connection with all Policies sold through the separate account were $328,679, $965,939, and $815,387, respectively and $714,741 was paid to TCI in 2007. TCI passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

ADMINISTRATIVE SERVICES CONTRACT

We and TCI, the principal underwriter for the Policies, have contracted with Symmetry Partners, LLC (“Symmetry”), to provide certain administrative services. The administrative services include customer service, aggregation of customer statements, performance reporting, and marketing support. We pay Symmetry an annual fee equal to 0.20% of the amount of assets in the Policies that Symmetry provides administrative services for registered representatives. During 2006 and 2007, we paid Symmetry $24,272.44 and $56,682.98, respectively, in connection with this contract

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2007 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company and Peoples Benefit Benefit Life Insurance Company at December 31, 2007 and 2006, and for each of the three years in

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the period ended December 31, 2007, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of the year ended December 31, 2007, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company and Peoples Benefit Life Insurance Company as of December 31, 2007, and 2006, and for each of the three years in the period ended December 31, 2007, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Monumental to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Monumental Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

Monumental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2007, 2006 and 2005

• Ernst & Young LLP Suite 3000 801 Grand Avenue Des Moines, IA 50309-2764	• Phone: (515) 243-2727 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors

Monumental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Monumental Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Monumental Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2007.

0804-0932204	A member firm of Ernst & Young Global Limited
1

• Ernst & Young LLP

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Monumental Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2006 Monumental Life Insurance Company changed its accounting for investments in certain low income housing tax credit properties.

March 28, 2008

0804-0932204	A member firm of Ernst & Young Global Limited
2

Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2007	2006
		Restated
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$148,708	$177,835
Bonds:
Affiliated entities	64,902	37,078
Unaffiliated	19,424,564	17,576,527
Preferred stocks:
Affiliated entities	2,347	1,565
Unaffiliated	1,078,126	1,220,098
Common stocks:
Affiliated entities (cost: 2007 - $17,712 ; 2006 - $13,935)	9,282	6,088
Unaffiliated (cost: 2007 - $5,945 ; 2006 - $32,828)	13,594	42,051
Mortgage loans on real estate	3,194,935	2,558,931
Real estate at cost, less allowance for depreciation (2007 - $147; 2006 - $1,376):
Properties held for sale	9,696	8,192
Investment properties	1,209	1,237
Policy loans	487,766	485,446
Receivable for securities	–	380
Other invested assets	846,394	856,255

Total cash and invested assets	25,281,523	22,971,683
Premiums deferred and uncollected	228,694	217,230
Accrued investment income	365,981	335,897
Federal income tax recoverable	37,179	42,740
Net deferred income tax asset	77,896	93,670
Receivable from parent, subsidiaries and affiliates	65,599	72,452
Cash surrender value of life insurance policies	66,000	63,682
Investment broker receivable	–	1,819
Reinsurance receivable	31,654	139,635
Other assets	23,110	39,744
Separate account assets	11,757,527	10,900,115

Total admitted assets	$37,935,163	$34,878,667

3

	December 31
	2007	2006
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$6,714,824	$6,536,705
Annuity	4,931,152	5,829,622
Accident and health	496,298	425,755
Policy and contract claim reserves:
Life	57,057	51,610
Accident and health	164,246	144,685
Liability for deposit-type contracts	2,179,743	2,681,850
Other policyholders’ funds	7,740	7,513
Remittances and items not allocated	9,512	6,799
Borrowed money	–	130,917
Reinsurance in unauthorized companies	6,508	3,283
Municipal reverse repurchase agreements	36,553	120,275
Asset valuation reserve	432,726	319,598
Interest maintenance reserve	89,589	102,577
Funds held under reinsurance agreements	9,856,372	6,014,248
Payable for securities	15,730	20,218
Payable to parent, subsidiaries and affiliates	176,664	105,253
Transfers from separate accounts due or accrued	(3,837)	(857)
Deferred derivative loss	31,759	31,759
Derivatives	63,511	35,962
Other liabilities	179,710	201,469
Separate account liabilities	11,757,527	10,900,115

Total liabilities	37,203,384	33,669,356
Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000 shares authorized, 9,818.93 issued and outstanding, 2007; 7,444 issued and outstanding, 2006	7,364	7,364
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding, 2007; 2,803 issued and outstanding, 2006	2,773	2,773
Surplus notes	160,000	160,000
Paid-in surplus	762,414	241,570
Unassigned surplus (deficit)	(200,772)	797,604

Total capital and surplus	731,779	1,209,311

Total liabilities and capital and surplus	$37,935,163	$34,878,667

See accompanying notes.

4

Monumental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Revenue
Premiums and other considerations, net of reinsurance:
Life	$744,974	$504,500	$512,107
Annuity	1,047,780	1,159,064	1,090,130
Accident and health	654,295	520,088	536,777
Net investment income	1,465,481	1,360,229	1,264,132
Amortization of interest maintenance reserve	7,091	4,912	2,952
Commissions and expense allowances on reinsurance ceded	84,941	167,753	225,519
Income from fees associated with investment management, administration and contract guarantees for separate accounts	37,498	32,421	29,473
Reserve adjustments on reinsurance ceded	43	127,275	157,995
Reinsurance reserve recapture	—	8,266	5,415
Consideration on reinsurance transaction	1,352,966	291,426	—
Recapture of reinsurance ceded to non-affiliate	1,342,614	—	—
Other income	7,836	9,114	8,534

	6,745,519	4,185,048	3,833,034
Benefits and expenses
Benefits paid or provided for:
Life and accident and health benefits	737,937	561,007	607,998
Annuity benefits	284,066	275,504	266,097
Surrender benefits	1,369,248	1,481,174	1,499,399
Other benefits	174,807	238,605	197,467
Increase (decrease) in aggregate reserves for policies and contracts:
Life	178,119	301,641	219,107
Annuity	(898,470)	(454,301)	(235,765)
Accident and health	70,542	135,358	49,366

	1,916,249	2,538,988	2,603,669
Insurance expenses:
Commissions	305,487	377,552	269,065
General insurance expenses	272,370	281,599	256,476
Taxes, licenses and fees	48,870	49,615	39,845
Net transfers to (from) separate accounts	387,561	238,424	(47,159)
Reinsurance reserve adjustment	113,800	189,652	169,884
Funds withheld ceded investment income	479,696	338,259	229,945
Reserve adjustments on reinsurance ceded	2,885,030	—	—
Reinsurance reserve recapture	—	—	5,384
Consideration on reinsurance recaptured	—	62,143	8,671
Experience refunds	(45,282)	(83,698)	(76,612)
Other expenses	12,105	7,728	9,169

	4,459,637	1,461,274	864,668

Total benefits and expenses	6,375,886	4,000,262	3,468,337
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	369,633	184,786	364,697
Dividends to policyholders	1,492	1,490	1,528

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	368,141	183,296	363,169
Federal income tax expense (benefit)	83,114	(17,161)	1,319

Gain from operations before net realized capital gains (losses) on investments	285,027	200,457	361,850
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	76,354	82,662	(6,561)

Net income	$361,381	$283,119	$355,289

See accompanying notes.

5

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Preferred Stock	Surplus Notes	Paid-In Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2005
As originally presented	$5,583	$2,102	$—	$160,000	$206,555	$562,463	$936,703
Merger of Peoples Benefit Life Insurance Company (PBLIC)	12,595	—	25,190	—	3,608	573,659	615,052
Merger adjustment – retire PBLIC stock	(12,595)	—	(25,190)	—	37,785	—	—
Issuance of common stock in connection with statutory merger	1,781	671	—	—	(2,452)	—	—
Nonadmit value of reciprocal ownership	—	—	—	—	(9,609)	(290,003)	(299,612)

Balance at January 1, 2005, as restated	7,364	2,773	—	160,000	235,887	846,119	1,252,143
Cumulative effect of change in accounting principle	—	—	—	—	—	1,258	1,258
Net income	—	—	—	—	—	355,289	355,289
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	41,748	41,748
Nonadmit value of reciprocal ownership	—	—	—	—	—	(84,935)	(84,935)
Change in nonadmitted assets	—	—	—	—	—	(48,338)	(48,338)
Admission of PBLIC’s nonadmitted IMR	—	—	—	—	—	1,128	1,128
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	1,327	1,327
Change in net deferred income tax asset	—	—	—	—	—	48,500	48,500
Change in asset valuation reserve	—	—	—	—	—	(46,178)	(46,178)
Dividends to stockholders	—	—	—	—	—	(255,000)	(255,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(69,069)	(69,069)
Tax benefit on stock options exercised	—	—	—	—	—	106	106
Contributed surplus related to stock appreciation rights of indirect parent	—	—	—	—	7,293	—	7,293

Balance at December 31, 2005, as restated	7,364	2,773	—	160,000	243,180	791,955	1,205,272
Cumulative effect of change in accounting principle	—	—	—	—	—	(23,728)	(23,728)
Net income	—	—	—	—	—	283,119	283,119
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	150,399	150,399
Nonadmit value of reciprocal ownership	—	—	—	—	—	(118,279)	(118,279)
Change in net unrealized foreign capital gains/losses	—	—	—	—	—	(100)	(100)
Change in nonadmitted assets	—	—	—	—	—	(102,452)	(102,452)
Admission of PBLIC’s nonadmitted IMR	—	—	—	—	—	1,824	1,824
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	663	663
Change in net deferred income tax asset	—	—	—	—	—	70,868	70,868
Change in asset valuation reserve	—	—	—	—	—	5,963	5,963
Dividends to stockholders	—	—	—	—	—	(208,000)	(208,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(54,628)	(54,628)
Tax benefit on stock options exercised	—	—	—	—	53	—	53
Return of capital related to stock appreciation rights of indirect parent	—	—	—	—	(1,663)	—	(1,663)

Balance at December 31, 2006, as restated	$7,364	$2,773	$—	$160,000	$241,570	$797,604	$1,209,311

6

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Preferred Stock	Surplus Notes	Paid-In Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2006, as restated	$7,364	$2,773	$—	$160,000	$241,570	$797,604	$1,209,311
Net income	—	—	—	—	—	361,381	361,381
Capital contribution	—	—	—	—	523,197	—	523,197
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(11,916)	(11,916)
Change in nonadmitted assets	—	—	—	—	—	218,540	218,540
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	(3,225)	(3,225)
Change in net deferred income tax asset	—	—	—	—	—	(240,943)	(240,943)
Change in asset valuation reserve	—	—	—	—	—	(113,128)	(113,128)
Dividends to stockholder	—	—	—	—	—	(1,200,000)	(1,200,000)
Change in surplus as a result of reinsurance	—	—	—	—	—	(9,085)	(9,085)
Tax benefit on stock options exercised	—	—	—	—	63	—	63
Return of capital related to stock appreciation rights of indirect parent	—	—	—	—	(2,416)	—	(2,416)

Balance at December 31, 2007	$7,364	$2,773	$—	$160,000	$762,414	$(200,772)	$731,779

See accompanying notes.

7

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$2,440,869	$2,175,352	$2,132,488
Net investment income	1,480,934	1,436,922	1,265,516
Miscellaneous income (expense)	(155,520)	604,126	460,037
Benefit and loss related payments	(2,340,733)	(3,025,046)	(3,067,497)
Net transfers (to) from separate, segregated accounts and protected cell amounts	(205,677)	(219,861)	429,402
Commissions, expenses paid and aggregate write-ins for deductions	(1,171,763)	(1,146,134)	(943,719)
Dividends paid to policyholders	(1,480)	(1,569)	(1,464)
Federal income taxes paid	(111,049)	(32,285)	(75,621)

Net cash provided by (used in) operating activities	(64,419)	(208,495)	199,142
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	10,819,445	8,650,716	7,862,646
Stocks	547,133	280,147	60,745
Mortgage loans	609,628	491,630	764,445
Real estate	2,579	1,176	9,495
Other invested assets	268,986	191,655	139,811
Miscellaneous proceeds	15,235	114,092	21,743

Total investment proceeds	12,263,006	9,729,416	8,858,885
Cost of investments acquired:
Bonds	(12,692,400)	(7,903,372)	(8,802,731)
Stocks	(368,320)	(313,702)	(53,336)
Mortgage loans	(1,233,619)	(427,100)	(477,357)
Real estate	(1,686)	(1,266)	(360)
Other invested assets	(232,842)	(223,308)	(240,144)
Miscellaneous applications	(19,606)	(3,639)	(295,776)

Total cost of investments acquired	(14,548,473)	(8,872,387)	(9,869,704)
Net increase in policy loans	(2,332)	(1,648)	(2,339)

Net cost of investments acquired	(14,550,805)	(8,874,035)	(9,872,043)

Net cash provided by (used in) investing activities	(2,287,799)	855,381	(1,013,158)

8

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2007	2006	2005
		Restated	Restated
Financing and miscellaneous activities
Borrowed funds received (repaid)	$(130,289)	$127,111	$3,187
Capital and paid in surplus contribution	523,197	—	—
Net deposits on deposit-type contracts and other insurance liabilities	913,587	(1,041,285)	(458,781)
Net change in reinsurance on deposit-type contracts and other insurance liabilities	2,229,737	(164,126)	(692,406)
Dividends to stockholders	(1,200,000)	(208,000)	(255,000)
Funds held under reinsurance treaties with unauthorized reinsurers	3,841,993	(73,094)	1,940,878
Funds held under coinsurance	—	(3,734)	74,591
Other cash provided (used)	(3,855,134)	522,336	424,015

Net cash provided by (used in) financing and miscellaneous activities	2,323,091	(840,792)	1,036,484

Net increase (decrease) in cash, cash equivalents and short-term investments	(29,127)	(193,906)	222,468
Cash, cash equivalents and short-term investments:
Beginning of year	177,835	371,741	149,273

End of year	$148,708	$177,835	$371,741

Non-cash proceeds:
Reclassification of hybrid securities	$5,919	$1,057,142	$—

See accompanying notes.

9

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company (the Company) is a stock life insurance company owned by Capital General Development Corporation (99.8%) and Commonwealth General Corporation (0.2%). Both Capital General Development Corporation (CGDC) and Commonwealth General Corporation (CGC) are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Company has redomesticated to an Iowa life insurance company from a Maryland life insurance company effective April 1, 2007. Under the Restated Articles of Incorporation and Redomestication, the Company possesses and shall continue to posses all privileges, franchises and powers to the same extent as if it had been originally incorporated under the laws of the State of Iowa and the Company’s initial date of authorization as an insurer in Maryland of March 5, 1858 was preserved. Both the state of Maryland and the state of Iowa have adopted the accounting practices prescribed by the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual and therefore the effects of the redomestication on the accounting practices used by the Company are expected to be immaterial.

On October 1, 2007, the Company completed a merger with Peoples Benefit Life Insurance Company (PBLIC), which was directly owned by the Company (76%), CGDC (20%), and Capital General Corporation (CGC) (4%). CGDC also owned 100% of the preferred stock of PBLIC prior to the merger. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of PBLIC were carried forward to the merged company. As a result of the merger, PBLIC’s common and preferred stock were deemed cancelled by operation of law. In exchange for their agreement to merge PBLIC into the Company, CGDC and CGC received common stock of the Company equal in value to the fair market value of PBLIC’s common and preferred stock deemed canceled by the merger. Specifically, CGDC and CGC received 2,347.64 and 27.29 shares, respectively, of the Company’s Class A common shares and 883.99 and 10.28 shares, respectively, of the Company’s Class B common shares.

10

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company and PBLIC presented separately for periods prior to the merger is as follows:

	Nine Months Ended September 30 2007	Year Ended December 31 2006	Year Ended December 31 2005
	Unaudited
Revenue:
Company	$2,123,718	$2,895,662	$2,603,337
PBLIC	1,060,485	1,289,386	1,229,697

As restated	$3,184,203	$4,185,048	$3,833,034

Net income (loss):
Company	$(463,244)	$154,815	$252,279
PBLIC	89,842	128,304	103,010
Merger elimination	697,958	—	—

As restated	$324,556	$283,119	$355,289

	September 30 2007	December 31 2006	December 31 2005
	Unaudited
Assets:
Company	$23,871,851	$19,898,105	$20,222,078
PBLIC	16,834,721	15,483,728	14,551,720
Merger elimination	(354,971)	(503,166)	(384,545)

As restated	$40,351,601	$34,878,667	$34,389,253

Liabilities:
Company	$22,811,347	$19,022,125	$19,337,108
PBLIC	15,939,918	14,650,523	13,848,000
Merger elimination	(344,019)	(3,292)	(1,127)

As restated	$38,407,246	$33,669,356	$33,183,981

Capital and surplus:
Company	$1,060,505	$875,980	$884,970
PBLIC	894,803	833,204	703,720
Merger elimination	(10,952)	(499,873)	(383,418)

As restated	$1,944,356	$1,209,311	$1,205,272

11

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells a full line of insurance products, including individual, credit and group coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 49 states, the District of Columbia, Guam and Puerto Rico. Sales of the Company’s products are primarily through agents, brokers, financial institutions and direct response methods.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Fair value for statutory purposes is based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP is based on quoted market prices.

12

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria for an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

13

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

14

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

15

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not expected to be realizable.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

16

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, not classified as debt by the SVO, are reported as preferred stock. Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. Reclassifications of securities from bonds to preferred stock have been made by the Company in the amount of $5,919 and $1,057,142 as of December 31, 2007 and 2006, respectively, due to the SVO identification of such securities. Although the classification has changed, these hybrid securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

17

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity and the net change in the subsidiaries’ equity is included in the change in net unrealized capital gains (losses).

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $2,719, $13,517 and $559 for years ended December 31, 2007, 2006 and 2005, respectively. These write-downs are included in net realized capital gains (losses) within the statement of operations.

18

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company’s experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $77,560 and $65,720 at December 31, 2007 and 2006, respectively, is net of the reserve of $32,559 and $49,923, respectively. The Company’s commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Participation securities, notes receivable and options are carried at amortized cost.

Investments in Low Income Housing Tax Credits (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

The carrying amounts of all investments are reviewed on an ongoing basis for deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

19

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2007 and 2006, the Company excluded investment income due and accrued for bonds in default of $159 and $67, respectively, with respect to such practices. There were no amounts excluded for mortgage loans or real estate for either 2007 or 2006.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

20

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre- determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

21

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the derivatives (liability) line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2007 and 2006, derivatives in the amount of $63,511 and $35,962, respectively, were reflected as a liability within the financial statements.

22

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company invests in domestic corporate debt securities denominated in US dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short-dated transactions. Should a credit event occur, the Company may deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expenses. If the Company is unable to prove hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The Company received variable contract premiums of $895,572, $784,074 and $674,883, in 2007, 2006 and 2005, respectively. In addition, the Company received $37,498, $32,421 and $29,473, in 2007, 2006 and 2005, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

23

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a nondeduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

24

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioners’ Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.5 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

25

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

26

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claim and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by the Company’s divisional actuaries using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2007 and December 31, 2006 was $1,761 and $1,631, respectively.

The Company incurred $7,276 and paid $7,146 of claim adjustment expenses during 2007, of which $2,747 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years.

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

27

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2007, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a (benefit) expense of $(3,045), $(2,209) and $7,105, for the years ended December 31, 2007, 2006 and 2005, respectively.

In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $692, $599 and $294 for years ended December 31, 2007, 2006 and 2005, respectively.

Reclassifications

Certain reclassifications have been made to the 2006 and 2005 financial statements to conform to the 2007 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under Iowa Insurance Law.

28

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2007	2006	2005
Net income, State of Iowa basis	$361,381	$283,119	$355,289
State prescribed practice for secondary guarantee reinsurance	—	—	—

Net income, NAIC SAP	$361,381	$283,119	$355,289

Statutory surplus, State of Iowa basis	$731,779	$1,209,311	$1,205,272
State prescribed practice for secondary guarantee reinsurance	(26,573)	—	—

Statutory surplus, NAIC SAP	$705,206	$1,209,311	$1,205,272

29

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes

Effective January 1, 2006, the Company adopted SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments. This statement established statutory accounting principles for investments in federal and certain state sponsored LIHTC properties. SSAP No. 93 states that LIHTC investments shall be initially recorded at cost and amortized based on the proportion of tax benefits received in the current year to the total estimated tax benefits to be allocated to the investor. Prior to 2006, the Company’s investments in LIHTC investments were reported in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies and SSAP No. 88, Investments in Subsidiary, Controlled and Affiliated Entities and carried at audited GAAP equity. The cumulative effect is the difference between the audited GAAP equity amount at December 31, 2005 and the amortized cost assuming the new accounting principles had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $23,728 at January 1, 2006.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment Securities: Fair values for investment securities are based on unit prices published by the SVO or, in the absence of SVO published unit prices or when amortized cost is used by the SVO as the unit price, quoted market prices by other third party organizations, where available.

For fixed maturity securities (including preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit quality and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

30

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amount of these items is included in the liability section of the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Separate Account Assets and Annuity Liabilities: The fair values of separate account assets are based on quoted market prices. The fair values of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes and Borrowed Money: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements. The fair value of borrowed money is assumed to equal their carrying amount.

Receivable From/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

31

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2007		2006 (Restated)
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash (overdraft), cash equivalents and short-term investments, other than affiliates	$36,908	$36,908	$(11,465)	$(11,465)
Bonds, other than affiliates	19,424,564	19,215,708	17,576,527	17,871,164
Preferred stocks, other than affiliates	1,078,126	1,023,972	1,220,098	1,256,643
Common stock, other than affiliates	13,594	13,594	42,051	42,051
Mortgage loans on real estate	3,194,935	3,268,557	2,558,931	2,697,453
Derivative financial instruments:
Credit default swaps	(314)	(18,785)	(274)	2,742
Interest rate swaps	(63,847)	(111,206)	(36,379)	37,600
Options	650	650	691	691
Policy loans	487,766	487,766	485,446	485,446
Receivable from parent, subsidiaries, and affiliates	65,599	65,599	72,793	72,793
Short-term notes receivable from affiliates	111,800	111,800	189,300	189,300
Separate account assets	11,757,527	11,757,527	10,900,115	10,900,115
Liabilities
Investment contract liabilities	14,851,829	14,394,444	12,402,413	12,293,407
Borrowed money	—	—	130,917	130,917
Payable to parent, subsidiaries and affiliates	176,664	176,664	105,594	105,594
Separate account annuity reserve liabilities	11,676,495	11,676,495	10,813,711	10,813,711

32

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2007
Bonds:
United States Government and agencies	$334,047	$16,772	$4,905	$75	$345,839
State, municipal and other government	438,025	42,389	154	911	479,349
Public utilities	1,249,780	40,795	12,563	6,985	1,271,027
Industrial and miscellaneous	12,761,711	252,205	123,140	177,191	12,713,585
Mortgage and other asset-backed securities	4,641,001	18,490	15,732	237,851	4,405,908

	19,424,564	370,651	156,494	423,013	19,215,708
Unaffiliated preferred stocks	1,078,126	16,338	16,847	53,645	1,023,972

	$20,502,690	$386,989	$173,341	$476,658	$20,239,680

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses Less Than 12 Months	Estimated Fair Value
December 31, 2006
Bonds:
United States Government and agencies	$802,805	$18,539	$6,496	$1,659	$813,189
State, municipal and other government	462,844	50,752	1,687	153	511,756
Public utilities	1,155,974	55,851	10,629	4,774	1,196,422
Industrial and miscellaneous	10,641,363	335,840	119,859	35,662	10,821,682
Mortgage and other asset-backed securities	4,513,541	39,615	16,866	8,175	4,528,115

	17,576,527	500,597	155,537	50,423	17,871,164
Unaffiliated preferred stocks	1,220,098	51,084	12,517	2,022	1,256,643

	$18,796,625	$551,681	$168,054	$52,445	$19,127,807

The Company held bonds and preferred stocks at December 31, 2007 and 2006 with a carrying value of $50,180 and $51,172 and amortized cost of $55,311 and $51,368, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

33

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 695 and 973 securities with a carrying value of $3,560,593 and $4,609,545 and an unrealized loss of $173,341 and $168,054 with an average price of 95.1 and 96.4 (NAIC market value/amortized cost). Of this portfolio, 94.8% and 95.0% were investment grade with associated unrealized losses of $155,433 and $152,666, respectively.

At December 31, 2007 and 2006, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 951 and 614 securities with a carrying value of $9,113,998 and $3,115,968 and an unrealized loss of $476,658 and $52,445 with an average price of 94.8 and 98.3 (NAIC market value/amortized cost). Of this portfolio, 92.9% and 94.5% were investment grade with associated unrealized losses of $434,161 and $37,383, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

At December 31, 2007, the Company’s banking sub-sector portfolio reported $104,861 in unrealized losses and had a carrying value of $2,495,713. The absolute exposure to the banking sector is significant, but the Company’s securities in this sector are generally highly rated. Because of the banking sector’s size, the absolute dollar amount of unrealized losses is large, but the overall market value as a percentage of book value on all securities in an unrealized loss position is 94%. While the sector has some exposure to the sub prime market, the issuers are highly diversified and any impact is not expected to be material to their credit profile.

34

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s brokerage sub-sector portfolio reported $21,019 in unrealized losses and had a carrying value of $555,664. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007, the Company’s communication sector portfolio reported $26,936 in unrealized losses and had a carrying value of $1,491,248. The communication sector can be further divided in the media cable, media non-cable, wireless and wire-lines sub-sectors. Many companies in the communications sector continue to focus on increasing shareholder returns. This has escalated event risk within the sector and caused many companies to increase financial leverage. The most significant of these sub-sectors from an unrealized loss perspective is non-cable media.

All media companies, but especially newspaper companies, are suffering from a tepid advertising environment, with advertising dollars shifting to “new” forms of media. This has led to lower returns on equity, historically low equity multiples, and poor stock performance. In some cases activist shareholders and private equity firms have forced management to respond by increasing financial leverage, consolidation or asset divestitures.

Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration, rather than credit related concerns. Based on the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss, the Company does not consider the remaining book values to be impaired as of December 31, 2007.

At December 31, 2007 the consumer cyclical sector portfolio reported $33,799 in unrealized losses and had a carrying value of $1,168,078. The consumer cyclical sub-sector covers a range of industries including autos, home construction, lodging, media and retailers. These industries include some of the largest credit issuers in the market. As a result, the Company’s exposure is large. In addition, many of the consumer sectors have been the target of leveraged buyouts and merger and acquisition activity, which has led to credit deterioration. The more significant of these sub-sectors from an unrealized loss perspective are retailers, automotive and home construction.

35

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007 the consumer non-cyclical sector portfolio reported $29,871 in unrealized losses. The consumer non-cyclical sector encompasses various sub-sectors ranging from consumer products to supermarkets. The more significant of these sub-sectors from an unrealized loss perspective are food and beverages and consumer products. Food and beverages and consumer products fundamentals have modestly weakened due to higher input costs and the industries’ limited ability to pass along these higher costs to the customer.

Overall, the sector represents a large portion of the corporate debt market. As a result, the Company’s exposure is large and the dollar amount of unrealized losses is also large. The vast majority of the unrealized losses in the consumer non-cyclical sector are not the result of fundamental problems with individual issuers, but are primarily due to increases in interest rates and credit spread widening; therefore, the Company does not consider those unrealized losses to be impaired as of December 31, 2007.

At December 31, 2007 the electric sub-sector portfolio reported $21,447 in unrealized losses and had a carrying value of $1,101,509. Issues negatively impacting the sector include growing capital expenditures programs, the possibility of CO2 legislation, a renewed interest in expanding riskier unregulated generation projects, and an increasingly uncertain state regulatory environment driven by rising energy prices. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration than credit related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

36

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s insurance sub-sector portfolio reported $77,572 in unrealized losses and had a carrying value of $924,747. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

At December 31, 2007, the Company’s non-captive finance sub-sector portfolio reported $31,173 in unrealized losses and had a carrying value of $449,373. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

Asset backed securities - Collateralized Bond Obligations (CBO) are primarily secured by pools of corporate bonds and leveraged bank loans. The unrealized loss of $33,713 is a function of decreased liquidity and increased credit spreads in the market for structured finance and monoline guaranteed securities. Where there have been rating downgrades to below investment grade, the individual bonds have been modeled to determine if an other-than-temporary impairment was warranted and resulting impairments have been taken. Impairments on the CBO portfolio were immaterial in 2007. The overall market value as a percent of book value on all securities in an unrealized loss position is 94%, and over 98% of the securities in an unrealized loss position are rated investment grade.

Asset backed securities - Credit Cards are bonds secured by pools of consumer credit card receivables, primarily originated by the largest U.S. financial institution issuers. The unrealized loss of $61,434 in the ABS credit card sector is a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large sub-prime segments may be negatively impacted by the slowing domestic economy and housing market, there has been no rating downgrade of any of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade, and the overall market value as a percent of book value on those securities in an unrealized loss position is 94%.

37

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s position is related to asset-backed securities (ABS). These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2006 or 2007.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s ABS sub-prime mortgage position at December 31, 2007:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$573,544	$573,631	$469,504
Collateralized Debt Obligations	18,978	14,951	15,165

	$592,522	$588,582	$484,669

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s sub-prime mortgage position at December 31, 2007, which are reported off balance sheet for statutory reporting purposes per the guidance of SSAP No. 91. The off balance sheet subprime exposure is part of derivative collateral programs.

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$3,620	$3,621	$3,441

38

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007, the Company’s residential mortgage backed securities sub-sector, CMO Non Agency-whole loans, reported $18,264 in unrealized losses. The majority of the unrealized loss is attributed to one issuer, Structured Asset Securities Corporation (SASCO), in the amount of $11,340. The Company owns several securities under the SASCO name, with each deal containing its own unique pool of collateral and representing a separate and distinct trust. The combination of low reset margin, slower prepayment speeds, illiquidity in the market and general level of credit spread widening have pushed the overall fair value as a percent of book value on those residential mortgage backed securities bonds in an unrealized loss position to 92%. The unrealized loss on SASCO is not credit driven but rather a reflection of the move in interest rates and credit spreads relative to where these deals were originally priced.

At December 31, 2007, the Company’s Real Estate Investment Trust (REIT) sub-sector portfolio reported $17,562 in unrealized losses and had a carrying value of $445,898. Since the securities with unrealized losses are trading so close to par, the market is indicating there is little or no risk of default. The unrealized losses are more a reflection of interest rate movements, general market volatility and duration rather than credit-related concerns. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2007.

The estimated fair values of bonds and preferred stocks with gross unrealized losses at December 31, 2007 and 2006 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007
Bonds:
United States Government and agencies	$108,789	$9,455	$118,244
State, municipal and other government	13,704	25,686	39,390
Public utilities	250,436	315,152	565,588
Industrial and miscellaneous	2,346,629	4,558,647	6,905,276
Mortgage and other asset-backed securities	523,402	3,056,272	3,579,674

	3,242,960	7,965,212	11,208,172
Unaffiliated preferred stocks	144,291	672,129	816,420

	$3,387,251	$8,637,341	$12,024,592

39

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2006
Bonds:
United States Government and agencies	$244,377	$133,328	$377,705
State, municipal and other government	36,498	15,362	51,860
Public utilities	263,542	269,469	533,011
Industrial and miscellaneous	2,905,804	1,918,345	4,824,149
Mortgage and other asset-backed securities	730,052	596,248	1,326,300

	4,180,273	2,932,752	7,113,025
Unaffiliated preferred stocks	261,216	130,771	391,987

	$4,441,489	$3,063,523	$7,505,012

The carrying amounts and estimated fair values of bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$544,634	$542,941
Due after one year through five years	6,252,369	6,235,626
Due after five years through ten years	3,333,167	3,309,451
Due after ten years	4,653,393	4,721,782

	14,783,563	14,809,800
Mortgage and other asset-backed securities	4,641,001	4,405,908

	$19,424,564	$19,215,708

40

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Detail of net investment income is presented below:

	Year Ended December 31
	2007	2006	2005
Bonds	$1,182,474	$1,118,658	$1,091,850
Preferred stocks	70,421	90,516	3,664
Common stocks	3,001	1,395	5,332
Mortgage loans	207,272	190,079	217,453
Real estate	1,547	2,357	1,828
Policy loans	29,263	28,894	28,222
Derivative instruments	(19,826)	(37,531)	(64,853)
Cash, cash equivalents and short-term investments	42,361	18,844	8,515
Other investment income	10,506	15,030	37,781

Gross investment income	1,527,019	1,428,242	1,329,792
Less investment expenses	61,538	68,013	65,660

Net investment income	$1,465,481	$1,360,229	$1,264,132

Proceeds from sales and maturities of bonds and preferred stock and related gross realized gains and losses were as follows:

	Year Ended December 31
	2007	2006	2005
Proceeds	$11,314,414	$9,894,869	$7,891,161

Gross realized gains	$144,704	$95,789	$116,722
Gross realized losses	(131,234)	(125,466)	(76,632)

Net realized gains (losses)	$13,470	$(29,677)	$40,090

For the years ended December 31, 2007, 2006 and 2005, gross realized losses include $16,710, $44,615 and $23,558, respectively, which relate to losses recognized on other than temporary declines in the fair value of fixed maturities.

41

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock, including the stock of affiliated entities, were as follows:

	December 31
	2007	2006
Gross unrealized gains	$9,209	$10,522
Gross unrealized losses	(9,990)	(9,146)

Net unrealized gains (losses)	$(781)	$1,376

Net realized capital gains (losses) on investments are summarized below:

	Year Ended December 31
	2007	2006	2005
Bonds	$16,336	$(34,186)	$35,939
Preferred stocks	(2,866)	4,509	4,151
Common stocks	12,747	13,234	5,100
Mortgage loans on real estate	11,414	(5,420)	564
Real estate	2,404	(84)	(401)
Derivatives	(9,871)	19,955	(43,801)
Other invested assets	74,483	121,679	47,585

	104,647	119,687	49,137
Federal income tax effect	(34,189)	(40,528)	(45,878)
Transfer to interest maintenance reserve	5,896	3,503	(9,820)

Net realized capital gains (losses) on investments	$76,354	$82,662	$(6,561)

At December 31, 2007, 2006 and 2005, the Company had recorded investments in restructured securities of $1,410, $46,076 and $7,257, respectively. The capital gains taken as a result of restructures in 2007 and 2006 were $863 and $24,276, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

42

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2007 and 2006, there were no bonds or stocks held by the Company for which any impairment would have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There are no commitments to lend additional funds to debtors owing receivables.

The changes in net unrealized capital gains and losses on investments were as follows:

	Year Ended December 31
	2007	2006	2005
Bonds	$11,914	$60,462	$(67,567)
Preferred stocks	123	1,948	301
Common stocks	(2,157)	(8,436)	(1,135)
Derivatives	(18,591)	(32,936)	59,926
Other invested assets	(17,923)	18,434	(6,050)

Change in net unrealized capital gains/losses	$(26,634)	$39,472	$(14,525)

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $356, $277 and $2,085 were taken in 2007, 2006 and 2005, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statement of operations.

The Company’s investments in mortgage loans principally involve commercial real estate. During 2007, the respective maximum and minimum lending rates for mortgage loans were 7.65% and 5.55% for commercial loans and 6.76% and 6.05% for agricultural loans. During 2007, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated, during the year ended December 31, 2007 at the time of origination was 89%. At December 31, 2007, mortgage loans with a carrying value of $774 were non-income producing for the previous 180 days. Accrued interest of $98 related to these mortgage loans was excluded from investment income at December 31, 2007. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $2 at December 31, 2007.

43

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

At December 31, 2007 and 2006, the Company did not hold any impaired loans with or without a related allowance for credit losses. There were no allowances for credit losses on mortgage loans at December 31, 2007 or 2006. There was no recorded investment in impaired loans during 2007. The average recorded investment in impaired loans during 2006 was $4,013.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized no interest income on impaired loans for December 31, 2007 and recognized $9 of interest income on impaired loans for the year ended December 31, 2006. The Company did not recognize any interest income on a cash basis for years ended December 31, 2007, 2006 or 2005.

During 2007, no mortgage loans were foreclosed or acquired by deed and transferred to real estate. During 2006 and 2005 mortgage loans of $4,653 and $2,873, respectively, were foreclosed or acquired by deed and transferred to real estate. At December 31, 2007 and 2006, the Company held a mortgage loan loss reserve in the AVR of $148,971 and $75,602, respectively. The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution

	December 31
	2007	2006
Pacific	24%	27%
South Atlantic	23	24
Middle Atlantic	18	19
East South Central	10	5
West South Central	8	5
Mountain	7	7
East North Central	6	9
New England	2	2
West North Central	2	2

Property-Type Distribution

	December 31
	2007	2006
Office	48%	34%
Retail	18	27
Industrial	14	15
Apartment	11	12
Agricultural	4	5
Other	2	4
Residential	2	2
Medical	1	1

44

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For the year ending December 31, 2007, the Company had ownership interests in 65 Low Income Housing Tax Credits (LIHTC) properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 2 to 17 years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2019 are $71,653. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company has an investment in Trinity Neponset, L.P., which is a limited partnership which owns a certified historic building that was converted into a supermarket in Boston, Massachusetts. This investment qualified for and received rehabilitation credits in the initial year of the investment. Therefore, the only remaining source of incoming cash flow from the investment is the income tax benefit derived from the annual allocation of operating losses from the partnership. Since the majority of the income tax benefits were received in the initial year of the investment, the fair value declined at a faster pace than book value. For the year ended December 31, 2007, an impairment of $1,332 was recorded for Trinity Neponset L.P. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other than temporary, the investment in the partnership was written down to the fair value amount.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

45

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts. An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2007 and 2006, the Company had replicated assets with a fair value of $877,225 and $425,622, respectively, and credit default swaps with a fair value of ($18,632) and $3,016, respectively. During the years ended December 31, 2007, 2006 and 2005, the Company did not recognize any capital losses related to replication transactions.

The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 Indices. The Company uses S&P 500 and NASDAQ 1000 options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet, and the fair value adjustment is recorded to unassigned surplus in the financial statements.

46

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2007, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $218,027 and $124,957, respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2007 and 2006, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2007	2006
Derivative securities:
Swaps:
Receive fixed – pay floating	$7,848,780	$6,572,636
Receive fixed – pay fixed	25,845	15,000
Receive floating – pay fixed	5,991,271	4,385,012
Receive floating – pay floating	4,840,660	2,641,331

47

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $2,520, $4,555 and $(975), for the years ended December 31, 2007, 2006 and 2005, respectively.

Open futures contracts at December 31, 2007 and 2006, are as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value
December 31, 2007:
91	S&P 500 March 2008 Futures	$32,263	$32,495
December 31, 2006:
207	S&P 500 March 2007 Futures	$70,844	$70,867

48

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 24 years. The company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2007, 2006 and 2005, none of the Company’s cash flow hedges were discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2007, the Company has accumulated $31,759 in deferred gains related to the termination of forecasted transactions. These gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2008.

For the years ended December 31, 2007, 2006 and 2005, the Company has recorded $14,571, $14,989 and $19,160, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain. The Company did not recognize any unrealized gains or losses during 2007, 2006 or 2005 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2007, investments with an aggregate carrying amount of $11,723 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such state regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

49

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2007	2006	2005
Direct premiums	$2,682,657	$3,087,097	$2,868,026
Reinsurance assumed – non affiliates	198,670	30,354	99,280
Reinsurance assumed – affiliates	2,340	3,461	(2,322)
Reinsurance ceded – non affiliates	(133,898)	(344,082)	(385,827)
Reinsurance ceded – affiliates	(302,720)	(593,178)	(440,143)

Net premiums earned	$2,447,049	$2,183,652	$2,139,014

The Company received reinsurance recoveries in the amount of $80,547, $267,975 and $237,556 during 2007, 2006 and 2005, respectively. At December 31, 2007 and 2006, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $22,636 and $33,098, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2007 and 2006 of $14,561,599 and $14,156,719, respectively, of which $14,445,349 and $13,922,214, respectively, were ceded to affiliates.

At December 31, 2007 and 2006, amounts recoverable from unaffiliated unauthorized reinsurers totaled $3,517 and $3,943, respectively, and reserve credits for reinsurance ceded totaled $18,471 and $77,821, respectively. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $27,835 and $20,268 at December 31, 2007 and 2006, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days. There would be no reduction in surplus at December 31, 2007 if all reinsurance agreements were cancelled.

Effective December 31, 2007, Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate of the Company, recaptured all inforce business that was previously retroceded to PBLIC under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $56 and $4, respectively, and consideration paid of $55 is included in the statement of operations. During 2007, 2006 and 2005, the Company has amortized $349, $67 and $70, respectively, into earnings with a corresponding charge to unassigned surplus.

50

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company also entered into an agreement, effective December 31, 2007, to recapture obligations and benefits related to certain universal life insurance contracts that PBLIC had previously ceded to TIRe. The Company recovered assets of $3,824 and paid recapture consideration of $254 associated with this transaction. Reserves recaptured included life reserves of $503 and claim reserves of $39. As a result, a pre-tax gain of $3,028 was included in the statement of operations. In addition, the unamortized pre-tax gain of $438 ($285 net of tax) related to the original reinsurance transaction and held by the Company in unassigned surplus, was released into income as a result of this recapture.

Effective December 31, 2007, the Company recaptured all inforce universal life business that PBLIC previously reinsured to Transamerica International Reinsurance Ireland Limited (TIRI), an affiliate. The Company paid a recapture fee of $3,005 and recovered assets of $1,193. Life and claims reserves were recaptured in the amount of $20,520 and $58, respectively. This transaction resulted in a pre-tax loss of $22,390 which is included in the statement of operations.

Effective December 31, 2007, the Company entered into a reinsurance agreement with Transamerica Life Insurance Company (TLIC), an affiliate, to cede certain universal life business. Universal life secondary guarantee reserves ceded were $26,573, resulting in a net of tax gain of $17,273, that has been recorded directly to unassigned surplus on a net of tax basis.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of credit life and disability business effective December 31, 2007. The Company received reinsurance consideration of $20,451, paid a commission expense allowance of $9,100 and established reserves approximately equal to the consideration, resulting in a loss of $9,100 pre-tax ($5,915, net of tax) that has been included in the statement of operations.

During 2000, the Company ceded a block of inforce business to a non-affiliate on a modified coinsurance basis. During 2007, the Company recaptured this block of inforce business. As a result of the recapture, the Company paid a recapture premium of $1,602,504 and established reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2007, 2006 and 2005, $26,000 of deferred gains related to the initial transaction was amortized into earnings with a corresponding charge directly to unassigned surplus.

51

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

On October 1, 2007, the Company entered into recapture agreements with Life Investors Insurance Company of America (LIICA), an affiliate, and TLIC, whereby LIICA and TLIC recaptured all liabilities related to various fixed deferred annuity plans that were ceded to the Company under their respective July 1, 1990 agreements. The recapture consideration received was $3,770 and the reserves recaptured were $53,085 by LIICA and $249,642 by TLIC. The Company paid a recapture premium of $302,727. The resulting pre-tax gain of $3,770 has been included in the statement of operations.

The Company assumed certain risks previously reinsured by Global Premier Reinsurance Company (GPRe), an affiliate, from an unaffiliated company effective October 1, 2007. The Company paid a reinsurance commission expense allowance of $26,400 and established reserves of $17,600, resulting in a pre-tax loss of $44,000 that has been included in the statement of operations.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective April 1, 2007. The Company paid a reinsurance commission expense allowance of $14,967 and established reserves of $5,975, resulting in a pre-tax loss of $20,942 that has been included in the statement of operations.

On July 1, 2004, the Company entered into an agreement with London Life and Manulife Reinsurance LTD to cede an inforce block of life insurance on a coinsurance and modified coinsurance basis. Effective January 1, 2007, the Company recaptured this block of in force term life business. The recapture premium received was $1,342,614 and the commission expense allowance paid was $1,342,614. The Company received consideration of $100,000 for this transaction and recaptured reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2006 and 2005, $28,632 and $42,999, respectively, of deferred gain related to the original reinsurance agreement was amortized into earnings with a corresponding charge directly to unassigned surplus.

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective December 31, 2006. The Company paid a reinsurance commission expense allowance of $4,282 and established reserves of $2,880, resulting in a pre-tax loss of $7,162 that has been included in the statement of operations.

52

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective December 31, 2006. The Company paid a reinsurance commission expense allowance of $22,332 and established reserves of $17,802, resulting in a pre-tax loss of $40,134 that has been included in the statement of operations.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective December 31, 2006. The Company received reinsurance consideration of $270,641, paid a commission expense allowance of $131,339 and established reserves approximately equal to the reinsurance consideration received, resulting in a pre-tax loss of $131,339 that has been included in the statement of operations. Adjustments were made during 2007 to true up the actual purchase price, resulting in a pre-tax loss of $27,598.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective September 1, 2006. The Company received reinsurance consideration of $20,785 and established reserves approximately equal to the consideration, resulting in no gain or loss on the transaction.

Effective January 1, 2006, a block of life and accident and health business assumed by PBLIC under a reinsurance agreement was recaptured. The recapture premium received from the transaction was $8,266. As a result of the transaction, premium receivables of $5,211 were written off and reserves of $62,143 were released resulting in a pre-tax gain of $65,198 ($42,379 net of tax) that was included in the statement of operations.

During 2006, PBLIC entered into a reinsurance agreement with TIRI to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $300 and ceded reserves of $180 resulted in an initial transaction gain of $120 which was credited to unassigned surplus on a net of tax basis in the amount of $78. During both 2007 and 2006, the Company amortized $8 into earnings with a corresponding charge to unassigned surplus.

Effective December 30, 2005, Academy Life Insurance Company (merged into Life Investors Insurance Company of America on July 1, 2006), an affiliate, recaptured the business it had ceded to PBLIC. PBLIC received $31 as consideration for this recapture and released $200 in reserves related to this transaction, which was included in the statement of operations.

53

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company previously entered into a reinsurance treaty with TIRI to cede new production on a block of funding agreements. As a result of this transaction, the Company had a liability for funds withheld under reinsurance of $9,805,154 and $5,876,714 at December 31, 2007 and 2006, respectively.

7. Income Taxes

The main components of deferred income tax amounts are as follows:

	December 31
	2007	2006
Deferred income tax assets:
Guaranty funds	$4,687	$4,767
Tax basis deferred acquisition costs	130,749	130,187
Partnerships	27,038	12,180
Reserves	207,399	202,570
Ceding commission amortization	4,632	5,662
Unrealized capital losses	57,846	61,129
Credit carryforwards	37,672	33,964
Liquidity reserves	7,714	1,319
Reinsurance on unauthorized companies	2,217	1,149
Deferred intercompany losses	1,912	25,625
Other	14,427	23,353

Total deferred income tax assets	496,293	501,905
Nonadmitted deferred tax assets	127,458	337,909

Admitted deferred tax assets	368,835	163,996
Deferred income tax liabilities:
Section 807(f) adjustments	2,574	6,393
Partnerships/real estate	22,448	6,764
Deferred intercompany gains	220,003	15,613
Unrealized capital gains	42,793	36,343
Derivatives	—	3,422
Other	3,121	1,791

Total deferred income tax liabilities	290,939	70,326

Net admitted deferred income tax asset	$77,896	$93,670

54

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The changes in net deferred income tax assets and deferred income tax assets are as follows:

	December 31
	2007	2006	Change
Total deferred income tax assets	$496,293	$501,905	$(5,612)
Total deferred income tax liabilities	290,939	70,326	(220,613)

Net deferred income tax asset	$205,354	$431,579	(226,225)

Tax effect of unrealized gains/(losses)			(14,718)

Change in net deferred income tax			$(240,943)

	December 31
	2006	2005	Change
Total deferred tax assets	$501,905	$448,961	$52,944
Total deferred tax liabilities	70,326	92,261	21,935

Net deferred tax asset	$431,579	$356,700	74,879

Tax effect of unrealized gains/(losses)			(4,011)

Change in net deferred income tax			$70,868

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2007	2006	2005
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$165,475	$106,044	$144,307
Ceding commission amortization	(1,030)	(1,030)	(1,030)
Deferred acquisition costs – tax basis	1,830	2,506	(462)
Dividends received deduction	(1,649)	(7,716)	(3,036)
Tax credits	(27,332)	(61,645)	(54,154)
Reinsurance transactions	(3,180)	(19,120)	(24,173)
Investment income items	(10,425)	3,822	19,555
Limited partnership book/tax difference	(8,955)	(9,290)	(27,232)
Prior year over accrual	1,815	(10,410)	(20,144)
Tax reserve valuation	4,742	25,487	22,980
Other	(3,988)	(5,281)	(9,414)

Federal income tax expense on operations and capital gains (losses) on investments	117,303	23,367	47,197
Less tax on capital gains (losses)	34,189	40,528	45,878

Total federal income tax expense (benefit)	$83,114	$(17,161)	$1,319

55

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2007	2006	2005
Federal income tax expense on operations and capital gains (losses) on investments	$117,303	$23,367	$47,197
Change in net deferred income taxes	240,943	(70,868)	(48,500)

Total statutory income taxes	$358,246	$(47,501)	$(1,303)

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. At December 31, 2006, the life subgroup had no loss carryforwards. At December 31, 2007, the life subgroup had $69,605 of general business credit carryforwards and $25,067 of foreign tax credit carryforwards which originated in 2006 and 2007. A tax return has not yet been filed for 2007.

Income taxes incurred in the current and prior years for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses are as follows:

Year	Amount
2007	$59,076
2006	—
2005	286,973

56

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The amount of tax contingencies calculated for the Company as of December 31, 2007 and 2006 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2007 and 2006 was negligible and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes there are adequate defenses against or sufficient provisions established related to any open or contested tax provisions. An examination is currently underway for 2005 and 2006.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2007 and 2006.

For the year ended 2007, premiums for life participating policies were $5,765. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,492 to policyholders and did not allocate any additional income to such policyholders.

57

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2007		December 31, 2006
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal:
With market value adjustment	$1,185,024	4%	$1,655,633	5%
At book value less current surrender charge of 5% or more	249,820	1	346,326	1
At fair value	11,592,107	34	10,664,641	32

Total with adjustment or at market value	13,026,951	39	12,666,600	38
At book value without adjustment (with minimal or no charges or adjustments)	1,639,751	5	2,108,382	6
Not subject to discretionary withdrawal	18,799,574	56	18,498,099	56

Total annuity reserves and deposit fund liabilities — before reinsurance	33,466,276	100%	33,273,081	100%

Less reinsurance ceded	14,521,542		13,785,495

Net annuity reserves and deposit fund liabilities	$18,944,734		$19,487,586

Included in the liability for deposit-type contracts at December 31, 2007 and 2006 are approximately $451,799 and $445,334, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2007, the contractual maturities were: 2008 - $90,853; 2009 - $326,974; 2010 - $24,904; 2011 - $0; 2012 - $0; and thereafter - $9,067.

58

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or market value of the investments held in the separate account. The assets and the liabilities of these are carried at fair value. These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company’s Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are bought by the Company and held within the separate account. The assets in the accounts, carried at estimated fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2007, 2006 and 2005 are as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$43	$885,909	$885,952

Reserves for separate accounts as of December 31, 2007 with assets at fair value	$—	$31,956	$11,697,925	$11,729,881

Total	$—	$31,956	$11,697,925	$11,729,881

Reserves by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$31,956	$—	$31,956
At fair value	—	—	11,605,489	11,605,489
Not subject to discretionary withdrawal	—	—	92,436	92,436

Total separate account liabilities at December 31, 2007	$—	$31,956	$11,697,925	$11,729,881

59

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2006	$—	$218	$787,163	$787,381

Reserves for separate accounts as of December 31, 2006 with assets at fair value	$144,013	$34,606	$10,685,133	$10,863,752

Total	$144,013	$34,606	$10,685,133	$10,863,752

Reserves by withdrawal characteristics as of December 31, 2006:
Subject to discretionary withdrawal:
With market value adjustment	$144,013	$34,606	$—	$178,619
At fair value	—	—	10,642,433	10,642,433
Not subject to discretionary withdrawal	—	—	42,700	42,700

Total separate account liabilities at December 31, 2006	$144,013	$34,606	$10,685,133	$10,863,752

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2005	$—	$443	$674,438	$674,881

Reserves for separate accounts as of December 31, 2005 with assets at fair value	$192,754	$39,779	$9,122,139	$9,354,672

Total	$192,754	$39,779	$9,122,139	$9,354,672

Reserves by withdrawal characteristics as of December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$123,997	$39,779	$—	$163,776
At fair value	—	—	9,049,122	9,049,122
Not subject to discretionary withdrawal	68,757	—	73,017	141,774

Total separate account liabilities at December 31, 2005	$192,754	$39,779	$9,122,139	$9,354,672

60

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2007	2006	2005
Transfers as reported in the statement of operations of the separate accounts statement:
Transfers to separate accounts	$895,572	$784,074	$674,883
Transfers from separate accounts	(507,947)	(553,603)	(728,888)

Net transfers to (from) separate accounts	387,625	230,471	(54,005)
Miscellaneous reconciling adjustments	(64)	7,953	6,846

Transfers as reported in the statement of operations of the life, accident and health annual statement	$387,561	$238,424	$(47,159)

At December 31, 2007 and 2006, the Company had variable annuities with minimum guaranteed income benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Minimum Guaranteed Income Benefit	$14,797	$319	$—
2006	Minimum Guaranteed Income Benefit	18,335	284	—

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

61

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

At December 31, 2007 and 2006, the Company had variable annuities with minimum guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2007	Minimum Guaranteed Death Benefit	$7,214,214	$27,359	$—
2006	Minimum Guaranteed Death Benefit	6,918,990	23,588	—

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date and the policy’s next anniversary date. At December 31, 2007 and 2006, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected) are as follows:

	Gross	Loading	Net
December 31, 2007
Life and annuity:
Ordinary direct first year business	$25,587	$19,582	$6,005
Ordinary direct renewal business	225,221	64,876	160,345
Group life direct business	24,806	7,765	17,041
Credit direct business	42	—	42
Reinsurance ceded	(15,891)	—	(15,891)

Total life and annuity	259,765	92,223	167,542
Accident and health:
Direct	60,126	—	60,126
Reinsurance assumed	1,466	—	1,466
Reinsurance ceded	(440)	—	(440)

Total accident and health	61,152	—	61,152

	$320,917	$92,223	$228,694

62

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2006
Life and annuity:
Ordinary direct first year business	$30,243	$23,643	$6,600
Ordinary direct renewal business	224,124	63,925	160,199
Group life direct business	26,689	9,657	17,032
Credit direct business	(67)	—	(67)
Reinsurance ceded	(14,513)	—	(14,513)

Total life and annuity	266,476	97,225	169,251
Accident and health:
Direct	48,397	—	48,397
Reinsurance assumed	4	—	4
Reinsurance ceded	(422)	—	(422)

Total accident and health	47,979	—	47,979

	$314,455	$97,225	$217,230

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Heath Contracts. At December 31, 2007 and 2006, the Company had insurance in force aggregating $10,334,624 and $11,161,742, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $102,404 and $115,391 to cover these deficiencies at December 31, 2007 and 2006, respectively.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

63

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $368,141 without the prior approval of insurance regulatory authorities in 2008. If the Company remains in an unassigned deficit position during 2008, no dividends can be paid without the prior approval of insurance regulatory authorities.

In 2007, the Company paid a $1,200,000 dividend to its parent companies, CGDC and CGC which was deemed approved by Insurance Division, Department of Commerce, of the State of Iowa. Of this amount, $92,000 was considered an ordinary cash dividend and $1,108,000 was considered an extraordinary dividend. The Company paid dividends to its stockholders of $190,000 and $255,000, in 2006 and 2005, respectively, which were approved by the Maryland Insurance Administration.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the RBC requirements.

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to one such vote.

On December 23, 2004, the Company received $117,168 from CDGC and $42,832 from AEGON USA, Inc. (AEGON), both affiliates, in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

64

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus (continued)

Additional information related to the surplus notes at December 31, 2007 and 2006 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2007
CGDC	$117,168	$7,030	$20,660	$586
AEGON	42,832	2,570	7,553	214

Total	$160,000	$9,600	$28,213	$800

2006
CGDC	$117,168	$7,030	$13,630	$586
AEGON	42,832	2,570	4,983	214

Total	$160,000	$9,600	$18,613	$800

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007 and December 31, 2006, respectively, securities in the amount of $522,048 and $1,327,849 were on loan under security lending agreements. At December 31, 2007, the collateral the Company received from securities lending was in the form of cash.

65

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $6,723, $7,707 and $7,120, for the years ended December 31, 2007, 2006 and 2005, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 25% of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $2,723, $3,122 and $3,097, for the years ended December 31, 2007, 2006 and 2005, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2007 and 2006 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

66

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,270, $1,135 and $1,228, for the years ended December 31, 2007, 2006 and 2005, respectively.

12. Related Party Transactions

Prior to August 31, 2007, the Company held a limited partnership interest in Capital Liberty LP (CLLP), an affiliate. The balance sheet of CLLP was essentially comprised of shares of PBLIC common and preferred stock. CGDC, the Company’s parent, gave consideration to the Company in exchange for its partnership interests in CLLP on August 31, 2007. A capital contribution of $537,044, less the additional cash investment made of $13,847, has been included within the 2007 financial statements to reflect the amount of cash received from CGDC for the Company’s interests in CLLP. In addition, the prior investment held in CLLP has been eliminated from the financials in order to appropriately report merged financial information.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2007, 2006 and 2005, the Company paid $39,781, $86,359 and $91,596, respectively, for these services, which approximates their costs to the affiliates.

67

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

At December 31, 2007 and 2006, the Company reported $27,449 and $71,702, respectively, as due from parent, subsidiary and affiliated companies. The Company also reported $12,415 and $44,253 as due to parent, subsidiary and affiliated companies. Terms of settlement require that these amounts be settled within 90-days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2007, 2006 and 2005, the Company paid net interest of $8,886, $5,234 and $3,110, respectively, to affiliates.

During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $411 and $350 for these services during 2007 and 2006, respectively.

At December 31, 2007, the Company had two short-term notes receivable from Transamerica Corporation of $19,900 and $18,500. These notes are due on or before August 28, 2008 and November 28, 2008, respectively, and bear interest at 5.28% and 4.72%, respectively. The Company also had two short-term notes receivable from Transamerica Occidental Life Insurance Company of $26,300 and $47,100. These notes are due by October 22, 2008 and October 23, 2008, respectively and bear interest at 5.05%. These notes are reported as short-term investments. The Company had short-term notes payable to Transamerica Financial Life Insurance Company and Life Investors Insurance Company of America of $75,100 and 24,300 at December 31, 2007. These notes are due by December 18, 2008 and December 27, 2008, respectively and bear interest at 4.75%. At December 31, 2006, the Company had a short-term notes payable of $61,000 to Transamerica Occidental Life Insurance Company, which was paid on January 18, 2007. At December 31, 2007 and 2006, the Company had a long-term note receivable from Bankers Financial Life Insurance Company, an affiliate, of $750 which bears interest at 6%.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2007 and 2006, the cash surrender value of these policies was $66,000 and $63,682, respectively.

68

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
Bolinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H/Life	C,CA,R,B,P,U	$89,806

Coverdell & Company 1718 Peachtree St. NW Suite 276 Atlanta, GA 30309	58-1604660	No	Group / Individual A&H Group Life	Partial Admin	72,293

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and income annuities	C,B,P,U	729,248

Total					$891,347

C-	Claims Payment

CA- Claims Adjustment

R-	Reinsurance Ceding
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

69

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal, and management does not anticipate any future funding requirements that would have a material impact on reported financial results. The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $41,406,343 as of December 31, 2007.

At December 31, 2007 and 2006, the Company has entered into multiple agreements with commitment amounts of $48,675 and $48,675, respectively, for which it was paid a fee to provide standby liquidity asset purchase agreements. The Company believes the chance of draws under the agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

During 2007 and 2006, the Company has provided guarantees for the performance of a noninsurance subsidiary that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investors’ capital accounts covered by the transactions was $272,391 and $157,266 at December 31, 2007 and 2006, respectively. The nature of the obligation is to provide the investors with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investors’ inability to fully utilize the tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

At December 31, 2007 and 2006, the Company had mortgage loan commitments of $158,470 and $63,300, respectively. The Company has contingent commitments of $245,319 and $271,094 at December 31, 2007 and 2006, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $71,653 and $132,279, respectively.

70

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

At December 31, 2007, no securities were acquired on a “to be announced” (TBA) basis. At December 31, 2006, the net amount of securities being acquired on a TBA basis was $40.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and market value of, $82,866 and $84,301, respectively, at December 31, 2007, and $56,011 and $57,890, respectively, at December 31, 2006. Cash in the amount of $72,304 and $33,744 and securities in the amount of $53,869 and $33,205, were posted to the Company as of December 31, 2007 and 2006, respectively, which were not included in the financials of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $5,205 as of December 31, 2006.

The Company is a party to legal proceedings incidental to its business, including class actions. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $14,133 and $14,179 and an offsetting premium tax benefit of $1,303 and $1,549 at December 31, 2007 and 2006, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $653, $832 and $586, for the years ended December 31, 2007, 2006 and 2005, respectively.

71

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2007, the Company did not participate in dollar reverse repurchase agreements. At December 31, 2006, securities with a book value of $129,545 and a market value of $130,034 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 8.70%.

The Company had an outstanding liability for borrowed money in the amount of $130,917 as of December 31, 2006 due to participation in dollar reverse repurchase agreements. The Company enters dollar reverse repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $36,553 and $120,275 for these agreements as of December 31, 2007 and 2006, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $43,847 and $126,620 as of December 31, 2007 and 2006, respectively. These securities have maturity dates that range from 2008 to 2025 and have a weighted average interest rate of 7.72%.

During 2006, the Company sold $982 of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and as a result retains such balances as nonadmitted receivables. Receivables in the amount of $3,777 and $3,744 were nonadmitted as of December 31, 2007 and 2006, respectively.

72

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities (continued)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2007 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain (Loss)
Bonds:
NAIC 3	3	$4,569	$4,554	$(5)
NAIC 4	1	3,196	3,206	25
NAIC 5	1	1,167	1,201	26

73

Statutory-Basis

Financial Statement Schedules

Monumental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$345,294	$357,103	$345,294
States, municipalities and political subdivisions	212,824	218,765	212,824
Foreign governments	367,868	404,163	367,868
Public utilities	1,249,780	1,271,027	1,249,780
All other corporate bonds	17,248,798	16,964,650	17,248,798
Preferred stocks	1,078,126	1,023,972	1,078,126

Total fixed maturities	20,502,690	20,239,680	20,502,690

Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	5,945	13,594	13,594

Total equity securities	5,945	13,594	13,594

Mortgage loans on real estate	3,194,935		3,194,935
Real estate	10,905		10,905
Policy loans	487,766		487,766
Other long-term investments	846,394		846,394
Cash, cash equivalents and short-term investments	36,908		36,908

Total investments	$25,085,543		$25,093,192

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

74

Monumental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2007

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$6,001,385	$—	$46,412	$648,323	$397,249	$654,902	$3,242,283
Individual health	318,292	104,181	65,927	250,567	43,154	179,387	115,975	$136,776
Group life and health	750,892	36,372	108,882	500,379	84,495	298,576	197,282	537,210
Annuity	4,931,152	—	82	1,047,780	940,583	783,384	904,097

	$12,001,721	$140,553	$221,303	$2,447,049	$1,465,481	$1,916,249	$4,459,637

Year ended December 31, 2006
Individual life	$5,840,438	$—	$40,806	$404,508	$341,229	$689,706	$513,340
Individual health	238,733	118,856	43,704	135,377	26,997	215,831	44,405	$139,248
Group life and health	733,254	31,179	111,626	484,703	57,983	209,723	298,018	531,637
Annuity	5,829,622	—	159	1,159,064	934,020	1,423,728	605,511

	$12,642,047	$150,035	$196,295	$2,183,652	$1,360,229	$2,538,988	$1,461,274

Year ended December 31, 2005
Individual life	$5,455,037	$—	$40,379	$389,731	$420,229	$577,856	$329,876
Individual health	182,209	27,485	31,935	138,534	15,498	102,737	48,591	$145,506
Group life and health	761,527	37,061	106,440	520,619	57,588	315,878	193,683	546,846
Annuity	6,283,924	—	206	1,090,130	770,817	1,607,198	292,518

	$12,682,697	$64,546	$178,960	$2,139,014	$1,264,132	$2,603,669	$864,668

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

75

Monumental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2007

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$71,568,810	$11,106,579	$7,746,495	$68,208,726	11%

Premiums:
Individual life	$733,365	$125,723	$40,681	$648,323	6%
Individual health	136,776	11,369	125,161	250,568	50%
Group life and health	537,210	49,514	12,683	500,379	3%
Annuity	1,275,306	250,012	22,485	1,047,779	2%

	$2,682,657	$436,618	$201,010	$2,447,049	8%

Year ended December 31, 2006
Life insurance in force	$70,554,174	$31,295,377	$10,387,027	$49,645,824	21%

Premiums:
Individual life	$736,750	$334,072	$1,830	$404,508	0%
Individual health	139,247	7,995	4,125	135,377	3%
Group life and health	531,637	47,932	998	484,703	0%
Annuity	1,679,463	547,261	26,862	1,159,064	2%

	$3,087,097	$937,260	$33,815	$2,183,652	2%

Year ended December 31, 2005
Life insurance in force	$71,715,900	$32,629,645	$1,861,683	$40,947,938	5%

Premiums:
Individual life	$735,161	$346,146	$716	$389,731	0%
Individual health	145,506	7,337	365	138,534	0%
Group life and health	546,846	56,475	30,248	520,619	6%
Annuity	1,440,513	416,012	65,629	1,090,130	6%

	$2,868,026	$825,970	$96,958	$2,139,014	5%

76

FINANCIAL STATEMENTS

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Year Ended December 31, 2007

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Advisor’s Edge Select Variable Annuity,

Monumental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Monumental Life Insurance Company Separate Account VA CC (comprised of the Federated American Leaders, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger U.S. Smaller Companies, Wanger International Small Cap, Gartmore NVIT Developing Markets, WFAVT Small/Mid Cap Value, Columbia Small Company Growth, Credit Suisse – International Focus, Credit Suisse – Small Cap Core I Portfolio, Asset Allocation – Growth, MFS International Equity, Clarion Global Real Estate Securities, Asset Allocation – Conservative, Transamerica Small/Mid Cap Value, T. Rowe Price Small Cap, Templeton Transamerica Global, Transamerica Science and Technology, JPMorgan Enhanced Index, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, PIMCO Total Return, Legg Mason Partners All Cap, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Value Balanced, Van Kampen Active International Allocation, Van Kampen Mid-Cap Growth, Capital Guardian Global, Capital Guardian Value, AllianceBernstein Growth, AllianceBernstein Global Technology, AllianceBernstein Large Cap Growth, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus VIF – Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Vanguard Equity Index, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard Short-Term Investment Grade, Vanguard Total Bond Market Index, Vanguard International Portfolio, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Fidelity – VIP Contrafund, VA Global Bond, VA Small Value, VA Large Value, VA Short-Term Fixed, VA International Value, and VA International Small subaccounts), which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity, as of December 31, 2007, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Monumental Life Insurance Company Separate Account VA CC which are available for investment by contract owners of the Advisor’s Edge Select Variable Annuity at December 31, 2007, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

March 21, 2008

1

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Assets
Investment in securities:
Number of shares	71,981.151	5,059.760	3,850,902.090	327,073.860

Cost	$1,393,070	$46,996	$3,850,902	$2,441,330

Investments in mutual funds, at net asset value	$1,233,037	$48,675	$3,850,902	$2,449,783
Receivable for units sold	11	—	—	—

Total assets	1,233,048	48,675	3,850,902	2,449,783

Liabilities
Payable for units redeemed	—	1	133	6

	$1,233,048	$48,674	$3,850,769	$2,449,777

Net Assets:
Deferred annuity contracts terminable by owners	$1,233,048	$48,674	$3,850,769	$2,449,777

Total net assets	$1,233,048	$48,674	$3,850,769	$2,449,777

Accumulation units outstanding:
M&E - 1.45%	535,821	17,801	1,908,244	835,685

M&E - 1.50%	464,964	31,164	1,336,293	662,623

M&E - 1.60%	71,431	—	232,117	208,583

Accumulation unit value:
M&E - 1.45%	$1.080335	$1.073601	$1.069347	$1.458032

M&E - 1.50%	$1.242577	$0.948635	$1.170677	$1.403687

M&E - 1.60%	$1.069957	$1.063290	$1.059061	$1.444060

See accompanying notes.

2

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore NVIT Developing Markets Fund Subaccount
Assets
Investment in securities:
Number of shares	100,560.874	51,236.488	74,436.649	126,150.566

Cost	$1,104,940	$1,714,433	$2,268,175	$2,054,279

Investments in mutual funds, at net asset value	$1,159,467	$1,857,835	$3,278,190	$2,439,752
Receivable for units sold	—	8	—	—

Total assets	1,159,467	1,857,843	3,278,190	2,439,752

Liabilities
Payable for units redeemed	7	—	115	96

	$1,159,460	$1,857,843	$3,278,075	$2,439,656

Net Assets:
Deferred annuity contracts terminable by owners	$1,159,460	$1,857,843	$3,278,075	$2,439,656

Total net assets	$1,159,460	$1,857,843	$3,278,075	$2,439,656

Accumulation units outstanding:
M&E - 1.45%	161,632	583,733	99,053	313,295

M&E - 1.50%	680,866	366,353	650,319	240,265

M&E - 1.60%	29,132	48,851	113,056	40,011

Accumulation unit value:
M&E - 1.45%	$1.231850	$1.650464	$2.522739	$3.891618

M&E - 1.50%	$1.358287	$2.223436	$4.222104	$4.437695

M&E - 1.60%	$1.220026	$1.634561	$2.498544	$3.854162

See accompanying notes.

3

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse-Small Cap Core I Portfolio Subaccount
Assets
Investment in securities:
Number of shares	118,296.372	13,904.263	20,842.683	115,813.425

Cost	$1,501,082	$165,202	$245,963	$1,347,406

Investments in mutual funds, at net asset value	$1,310,724	$201,612	$330,357	$1,791,634
Receivable for units sold	—	2	—	6

Total assets	1,310,724	201,614	330,357	1,791,640

Liabilities
Payable for units redeemed	29	—	10	—

	$1,310,695	$201,614	$330,347	$1,791,640

Net Assets:
Deferred annuity contracts terminable by owners	$1,310,695	$201,614	$330,347	$1,791,640

Total net assets	$1,310,695	$201,614	$330,347	$1,791,640

Accumulation units outstanding:
M&E - 1.45%	80,093	26,168	30,927	48,063

M&E - 1.50%	537,431	7,209	151,877	1,233,485

M&E - 1.60%	124,642	108,590	15,666	118,276

Accumulation unit value:
M&E - 1.45%	$1.478767	$1.403887	$1.696769	$1.045213

M&E - 1.50%	$1.878770	$1.927003	$1.656239	$1.312513

M&E - 1.60%	$1.464568	$1.390417	$1.680467	$1.035199

See accompanying notes.

4

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Asset Allocation- Growth Subaccount	MFS International Equity Subaccount	Clarion Global Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount
Assets
Investment in securities:
Number of shares	2,666.472	48,068.318	101,077.252	35,012.102

Cost	$35,050	$470,684	$2,424,308	$396,694

Investments in mutual funds, at net asset value	$36,717	$426,847	$1,985,157	$402,289
Receivable for units sold	—	—	—	—

Total assets	36,717	426,847	1,985,157	402,289

Liabilities
Payable for units redeemed	1	12	54	3

	$36,716	$426,835	$1,985,103	$402,286

Net Assets:
Deferred annuity contracts terminable by owners	$36,716	$426,835	$1,985,103	$402,286

Total net assets	$36,716	$426,835	$1,985,103	$402,286

Accumulation units outstanding:
M&E - 1.45%	20,049	152,129	393,172	255,246

M&E - 1.50%	1,371	—	274,838	21,069

M&E - 1.60%	2,067	115,845	20,691	15,804

Accumulation unit value:
M&E - 1.45%	$1.564655	$1.598614	$2.661211	$1.378034

M&E - 1.50%	$1.560311	$1.594091	$3.217370	$1.374142

M&E - 1.60%	$1.551630	$1.585221	$2.635641	$1.366524

See accompanying notes.

5

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Transamerica Small/Mid Cap Value Subaccount	T.Rowe Price Small Cap Subaccount	Templeton Transamerica Global Subaccount	Transamerica Science and Technology Subaccount
Assets
Investment in securities:
Number of shares	62,226.300	4,249.359	52,758.715	0.994

Cost	$1,002,206	$45,773	$852,849	$4

Investments in mutual funds, at net asset value	$1,375,201	$43,641	$1,319,495	$5
Receivable for units sold	—	—	—	—

Total assets	1,375,201	43,641	1,319,495	5

Liabilities
Payable for units redeemed	14	6	141	5

	$1,375,187	$43,635	$1,319,354	$—

Net Assets:
Deferred annuity contracts terminable by owners	$1,375,187	$43,635	$1,319,354	—

Total net assets	$1,375,187	$43,635	$1,319,354	$—

Accumulation units outstanding:
M&E - 1.45%	70,782	36,354	5,283	—

M&E - 1.50%	259,606	6,214	735,757	—

M&E - 1.60%	48,006	—	3,080	—

Accumulation unit value:
M&E - 1.45%	$2.111435	$1.025183	$1.777875	$1.909814

M&E - 1.50%	$4.334826	$1.024345	$1.773044	$1.904640

M&E - 1.60%	$2.091171	$1.022668	$1.763443	$1.894363

See accompanying notes.

6

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	JPMorgan Enhanced Index Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	PIMCO Total Return Subaccount
Assets
Investment in securities:
Number of shares	74,112.251	82,006.971	66,393.527	300,866.544

Cost	$1,069,331	$1,020,129	$833,945	$3,332,578

Investments in mutual funds, at net asset value	$1,217,664	$1,057,890	$934,157	$3,505,095
Receivable for units sold	7	—	—	—

Total assets	1,217,671	1,057,890	934,157	3,505,095

Liabilities
Payable for units redeemed	—	7	6	31

	$1,217,671	$1,057,883	$934,151	$3,505,064

Net Assets:
Deferred annuity contracts terminable by owners	$1,217,671	$1,057,883	$934,151	$3,505,064

Total net assets	$1,217,671	$1,057,883	$934,151	$3,505,064

Accumulation units outstanding:
M&E - 1.45%	177,334	671,882	603,035	2,146,948

M&E - 1.50%	780,975	6,149	9,114	649,051

M&E - 1.60%	25,336	50,446	1,762	17,845

Accumulation unit value:
M&E - 1.45%	$1.160405	$1.453058	$1.521738	$1.246518

M&E - 1.50%	$1.258394	$1.449009	$1.517482	$1.243039

M&E - 1.60%	$1.149239	$1.440929	$1.509060	$1.236115

See accompanying notes.

7

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Assets
Investment in securities:
Number of shares	6,777.234	175,150.293	22,087.553	34,974.050

Cost	$79,095	$4,378,899	$384,910	$457,301

Investments in mutual funds, at net asset value	$94,068	$5,061,843	$401,552	$496,282
Receivable for units sold	2	—	—	—

Total assets	94,070	5,061,843	401,552	496,282

Liabilities
Payable for units redeemed	—	187	—	9

	$94,070	$5,061,656	$401,552	$496,273

Net Assets:
Deferred annuity contracts terminable by owners	$94,070	$5,061,656	$401,552	$496,273

Total net assets	$94,070	$5,061,656	$401,552	$496,273

Accumulation units outstanding:
M&E - 1.45%	44,002	1,455,324	155,531	118,730

M&E - 1.50%	25,483	1,603,890	295	179,238

M&E - 1.60%	7,003	269,331	39,705	50,326

Accumulation unit value:
M&E - 1.45%	$1.232267	$1.524224	$2.057676	$1.428637

M&E - 1.50%	$1.228315	$1.519338	$2.051075	$1.424666

M&E - 1.60%	$1.220416	$1.509538	$2.037901	$1.416700

See accompanying notes.

8

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount
Assets
Investment in securities:
Number of shares	288,169.413	5,489.828	19,003.989	115,127.270

Cost	$4,044,132	$93,899	$214,984	$2,366,038

Investments in mutual funds, at net asset value	$4,944,987	$141,802	$186,239	$2,111,434
Receivable for units sold	—	—	—	6

Total assets	4,944,987	141,802	186,239	2,111,440

Liabilities
Payable for units redeemed	148	—	12	—

	$4,944,839	$141,802	$186,227	$2,111,440

Net Assets:
Deferred annuity contracts terminable by owners	$4,944,839	$141,802	$186,227	$2,111,440

Total net assets	$4,944,839	$141,802	$186,227	$2,111,440

Accumulation units outstanding:
M&E - 1.45%	1,574,785	71,134	48,925	1,220,577

M&E - 1.50%	1,059,961	39,571	60,755	306,772

M&E - 1.60%	240,737	23,204	23,809	126,219

Accumulation unit value:
M&E - 1.45%	$1.750669	$1.061724	$1.397570	$1.277853

M&E - 1.50%	$1.670354	$1.058294	$1.395047	$1.275548

M&E - 1.60%	$1.733851	$1.051512	$1.390029	$1.270961

See accompanying notes.

9

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount
Assets
Investment in securities:
Number of shares	5,642.919	2,789.368	454.367	154.064

Cost	$108,582	$32,624	$10,473	$3,782

Investments in mutual funds, at net asset value	$126,514	$56,652	$13,613	$4,660
Receivable for units sold	—	—	1	—

Total assets	126,514	56,652	13,614	4,660

Liabilities
Payable for units redeemed	9	8	—	1

	$126,505	$56,644	$13,614	$4,659

Net Assets:
Deferred annuity contracts terminable by owners	$126,505	$56,644	$13,614	$4,659

Total net assets	$126,505	$56,644	$13,614	$4,659

Accumulation units outstanding:
M&E - 1.45%	109,021	29,986	9,206	4,918

M&E - 1.50%	778	63	—	—

M&E - 1.60%	—	27,243	4,114	—

Accumulation unit value:
M&E - 1.45%	$1.152173	$0.993244	$1.025081	$0.947419

M&E - 1.50%	$1.148475	$0.990058	$1.021786	$0.944358

M&E - 1.60%	$1.141097	$0.983689	$1.015237	$0.938332

See accompanying notes.

10

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Dreyfus VIF-Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Assets
Investment in securities:
Number of shares	1,714.843	840.888	1,773.771	1,597.322

Cost	$76,218	$9,517	$31,779	$17,970

Investments in mutual funds, at net asset value	$76,465	$15,346	$34,181	$26,739
Receivable for units sold	—	—	—	—

Total assets	76,465	15,346	34,181	26,739

Liabilities
Payable for units redeemed	3	4	4	9

	$76,462	$15,342	$34,177	$26,730

Net Assets:
Deferred annuity contracts terminable by owners	$76,462	$15,342	$34,177	$26,730

Total net assets	$76,462	$15,342	$34,177	$26,730

Accumulation units outstanding:
M&E - 1.45%	58,485	5,596	8,369	15,292

M&E - 1.50%	—	—	57	—

M&E - 1.60%	5,745	7,580	16,287	7,291

Accumulation unit value:
M&E - 1.45%	$1.191469	$1.170910	$1.391761	$1.187311

M&E - 1.50%	$1.187631	$1.167149	$1.387259	$1.183442

M&E - 1.60%	$1.180014	$1.159634	$1.378389	$1.175876

See accompanying notes.

11

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount	Vanguard REIT Index Subaccount	Vanguard Short- Term Investment Grade Subaccount
Assets
Investment in securities:
Number of shares	319,191.266	197,663.747	146,883.555	560,016.137

Cost	$9,002,482	$3,530,369	$3,142,191	$5,820,271

Investments in mutual funds, at net asset value	$9,428,910	$3,672,592	$2,779,037	$6,031,374
Receivable for units sold	—	—	2	—

Total assets	9,428,910	3,672,592	2,779,039	6,031,374

Liabilities
Payable for units redeemed	10	2	—	16

	$9,428,900	$3,672,590	$2,779,039	$6,031,358

Net Assets:
Deferred annuity contracts terminable by owners	$9,428,900	$3,672,590	$2,779,039	$6,031,358

Total net assets	$9,428,900	$3,672,590	$2,779,039	$6,031,358

Accumulation units outstanding:
M&E - 1.45%	5,429,990	1,528,972	1,251,873	4,013,785

M&E - 1.50%	454,873	401,760	10,716	905,056

M&E - 1.60%	984,215	315,578	173,111	270,809

Accumulation unit value:
M&E - 1.45%	$1.374558	$1.637677	$1.937656	$1.163259

M&E - 1.50%	$1.370707	$1.633113	$1.932260	$1.160033

M&E - 1.60%	$1.363082	$1.624029	$1.921505	$1.153549

See accompanying notes.

12

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Vanguard Total Bond Market Index Subaccount	Vanguard International Portfolio Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Assets
Investment in securities:
Number of shares	154,737.971	1,892.881	8,810.212	84,634.921

Cost	$1,714,281	$43,845	$302,059	$1,096,636

Investments in mutual funds, at net asset value	$1,785,676	$45,126	$318,577	$1,064,707
Receivable for units sold	—	—	—	—

Total assets	1,785,676	45,126	318,577	1,064,707

Liabilities
Payable for units redeemed	7	—	7	4

	$1,785,669	$45,126	$318,570	$1,064,703

Net Assets:
Deferred annuity contracts terminable by owners	$1,785,669	$45,126	$318,570	$1,064,703

Total net assets	$1,785,669	$45,126	$318,570	$1,064,703

Accumulation units outstanding:
M&E - 1.45%	1,097,559	23,835	146,179	619,307

M&E - 1.50%	24,717	18,140	9,201	132,534

M&E - 1.60%	347,717	—	22,169	34,894

Accumulation unit value:
M&E - 1.45%	$1.217198	$1.075210	$1.795642	$1.354058

M&E - 1.50%	$1.213833	$1.074855	$1.792425	$1.351598

M&E - 1.60%	$1.207073	$1.074151	$1.785955	$1.346727

See accompanying notes.

13

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	Fidelity-VIP Contrafund Subaccount	VA Global Bond Subaccount	VA Small Value Subaccount	VA Large Value Subaccount
Assets
Investment in securities:
Number of shares	24,455.308	517,736.363	350,259.441	266,693.433

Cost	$765,577	$5,422,525	$5,255,894	$4,777,772

Investments in mutual funds, at net asset value	$682,303	$5,586,375	$4,129,559	$4,565,792
Receivable for units sold	—	—	3	—

Total assets	682,303	5,586,375	4,129,562	4,565,792

Liabilities
Payable for units redeemed	7	6	—	—

	$682,296	$5,586,369	$4,129,562	$4,565,792

Net Assets:
Deferred annuity contracts terminable by owners	$682,296	$5,586,369	$4,129,562	$4,565,792

Total net assets	$682,296	$5,586,369	$4,129,562	$4,565,792

Accumulation units outstanding:
M&E - 1.45%	412,914	5,255,538	3,555,073	3,673,659

M&E - 1.50%	18,338	—	—	—

M&E - 1.60%	140,353	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.194404	$1.062949	$1.161597	$1.242846

M&E - 1.50%	$1.193404	—	—	—

M&E - 1.60%	$1.191464	—	—	—

See accompanying notes.

14

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Assets & Liabilities

December 31, 2007

	VA Short-Term Fixed Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	548,328.692	189,043.219	259,077.058

Cost	$5,622,127	$3,638,313	$3,672,148

Investments in mutual funds, at net asset value	$5,554,570	$3,584,259	$3,424,999
Receivable for units sold	28	1	—

Total assets	5,554,598	3,584,260	3,424,999

Liabilities
Payable for units redeemed	—	—	8

	$5,554,598	$3,584,260	$3,424,991

Net Assets:
Deferred annuity contracts terminable by owners	$5,554,598	$3,584,260	$3,424,991

Total net assets	$5,554,598	$3,584,260	$3,424,991

Accumulation units outstanding:
M&E - 1.45%	5,173,276	2,126,786	2,242,273

M&E - 1.50%	—	—	—

M&E - 1.60%	—	—	—

Accumulation unit value:
M&E - 1.45%	$1.073710	$1.685294	$1.527464

M&E - 1.50%	—	—	—

M&E - 1.60%	—	—	—

See accompanying notes.

15

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount
Net investment income (loss)
Income:
Dividends	$33,447	$4,117	$188,440	$196,755
Expenses:
Administrative, mortality and expense risk charge	28,295	912	59,555	38,044

Net investment income (loss)	5,152	3,205	128,885	158,711
Net realized & unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	249,208	—	—	—
Proceeds from sales	1,422,116	36,662	2,519,399	1,247,582
Cost of investments sold	1,297,293	33,185	2,519,399	1,280,963

Net realized capital gains (losses) on investments	374,031	3,477	—	(33,381)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	376,892	6,349	—	90,826
End of period	(160,033)	1,679	—	8,453

Net change in unrealized appreciation/depreciation of investments	(536,925)	(4,670)	—	(82,373)

Net realized and unrealized capital gains (losses) on investments	(162,894)	(1,193)	—	(115,754)

Increase (decrease) in net assets from operations	$(157,742)	$2,012	$128,885	$42,957

See accompanying notes.

16

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore NVIT Developing Markets Fund Subaccount
Net investment income (loss)
Income:
Dividends	$110,139	$—	$27,192	$9,024
Expenses:
Administrative, mortality and expense risk charge	28,010	32,460	48,520	29,250

Net investment income (loss)	82,129	(32,460)	(21,328)	(20,226)
Net realized & unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	129,136	244,852	266,532
Proceeds from sales	1,935,426	1,258,264	470,472	826,796
Cost of investments sold	1,944,689	826,163	169,596	765,956

Net realized capital gains (losses) on investments	(9,263)	561,237	545,728	327,372
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	69,839	552,770	1,111,345	11,998
End of period	54,527	143,402	1,010,015	385,473

Net change in unrealized appreciation/depreciation of investments	(15,312)	(409,368)	(101,330)	373,475

Net realized and unrealized capital gains (losses) on investments	(24,575)	151,869	444,398	700,847

Increase (decrease) in net assets from operations	$57,554	$119,409	$423,070	$680,621

See accompanying notes.

17

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	WFAVT Small/ MidCap Value Subaccount	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount	Credit Suisse- Small Cap Core I Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$767	$—	$3,449	$—
Expenses:
Administrative, mortality and expense risk charge	23,291	3,552	5,301	27,598

Net investment income (loss)	(22,524)	(3,552)	(1,852)	(27,598)
Net realized & unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	293,891	—	—	—
Proceeds from sales	833,645	116,875	134,323	150,048
Cost of investments sold	621,431	84,823	81,346	101,681

Net realized capital gains (losses) on investments	506,105	32,052	52,977	48,367
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	339,035	39,629	89,812	505,239
End of period	(190,358)	36,410	84,394	444,228

Net change in unrealized appreciation/depreciation of investments	(529,393)	(3,219)	(5,418)	(61,011)

Net realized and unrealized capital gains (losses) on investments	(23,288)	28,833	47,559	(12,644)

Increase (decrease) in net assets from operations	$(45,812)	$25,281	$45,707	$(40,242)

See accompanying notes.

18

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Asset Allocation- Growth Subaccount	MFS International Equity Subaccount	Clarion Global Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$930	$4,780	$156,438	$15,502
Expenses:
Administrative, mortality and expense risk charge	1,591	7,545	23,811	12,373

Net investment income (loss)	(661)	(2,765)	132,627	3,129
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,591	88,218	158,806	19,109
Proceeds from sales	152,574	336,728	674,051	754,256
Cost of investments sold	133,670	260,296	480,753	743,338

Net realized capital gains (losses) on investments	20,495	164,650	352,104	30,027
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	12,387	86,534	265,615	7,739
End of period	1,667	(43,837)	(439,151)	5,595

Net change in unrealized appreciation/depreciation of investments	(10,720)	(130,371)	(704,766)	(2,144)

Net realized and unrealized capital gains (losses) on investments	9,775	34,279	(352,662)	27,883

Increase (decrease) in net assets from operations	$9,114	$31,514	$(220,035)	$31,012

See accompanying notes.

19

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount	T.Rowe Price Small Cap Subaccount	Templeton Transamerica Global Subaccount	Transamerica Science and Technology Subaccount
Net investment income (loss)
Income:
Dividends	$14,783	$—	$19,289	$—
Expenses:
Administrative, mortality and expense risk charge	25,393	817	18,982	—

Net investment income (loss)	(10,610)	(817)	307	—
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	136,901	5,041	—	—
Proceeds from sales	814,770	79,723	119,429	—
Cost of investments sold	286,037	76,202	88,427	—

Net realized capital gains (losses) on investments	665,634	8,562	31,002	—
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	671,277	70	337,265	—
End of period	372,995	(2,132)	466,646	1

Net change in unrealized appreciation/depreciation of investments	(298,282)	(2,202)	129,381	1

Net realized and unrealized capital gains (losses) on investments	367,352	6,360	160,383	1

Increase (decrease) in net assets from operations	$356,742	$5,543	$160,690	$1

See accompanying notes.

20

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	JPMorgan Enhanced Index Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount	PIMCO Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$19,995	$41,905	$27,619	$86,308
Expenses:
Administrative, mortality and expense risk charge	24,851	27,119	17,902	43,002

Net investment income (loss)	(4,856)	14,786	9,717	43,306
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	44,266	36,667	28,523	235
Proceeds from sales	1,029,067	1,534,543	516,333	1,342,275
Cost of investments sold	616,947	1,395,809	408,295	1,306,080

Net realized capital gains (losses) on investments	456,386	175,401	136,561	36,430
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	543,438	130,823	173,526	2,724
End of period	148,333	37,761	100,212	172,517

Net change in unrealized appreciation/depreciation of investments	(395,105)	(93,062)	(73,314)	169,793

Net realized and unrealized capital gains (losses) on investments	61,281	82,339	63,247	206,223

Increase (decrease) in net assets from operations	$56,425	$97,125	$72,964	$249,529

See accompanying notes.

21

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$1,315	$1,165	$200	$14,891
Expenses:
Administrative, mortality and expense risk charge	1,489	80,006	6,179	11,005

Net investment income (loss)	(174)	(78,841)	(5,979)	3,886
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	5,239	205,299	32,201	9,159
Proceeds from sales	12,592	2,689,958	335,694	470,000
Cost of investments sold	8,039	1,947,552	246,553	436,486

Net realized capital gains (losses) on investments	9,792	947,705	121,342	42,673
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	24,712	830,185	53,603	52,484
End of period	14,973	682,944	16,642	38,981

Net change in unrealized appreciation/depreciation of investments	(9,739)	(147,241)	(36,961)	(13,503)

Net realized and unrealized capital gains (losses) on investments	53	800,464	84,381	29,170

Increase (decrease) in net assets from operations	$(121)	$721,623	$78,402	$33,056

See accompanying notes.

22

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Van Kampen Active International Allocation Subaccount	Van Kampen Mid-Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount
Net investment income (loss)
Income:
Dividends	$144,582	$—	$1,317	$25,529
Expenses:
Administrative, mortality and expense risk charge	68,847	2,109	2,344	34,804

Net investment income (loss)	75,735	(2,109)	(1,027)	(9,275)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	13,241	157,957
Proceeds from sales	1,790,648	25,171	6,917	1,160,358
Cost of investments sold	1,046,806	15,572	8,204	1,050,587

Net realized capital gains (losses) on investments	743,842	9,599	11,954	267,728
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,167,817	29,981	(24,210)	159,144
End of period	900,855	47,903	(28,745)	(254,604)

Net change in unrealized appreciation/depreciation of investments	(266,962)	17,922	(4,535)	(413,748)

Net realized and unrealized capital gains (losses) on investments	476,880	27,521	7,419	(146,020)

Increase (decrease) in net assets from operations	$552,615	$25,412	$6,392	$(155,295)

See accompanying notes.

23

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$33
Expenses:
Administrative, mortality and expense risk charge	2,122	802	252	142

Net investment income (loss)	(2,122)	(802)	(252)	(109)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	154,887	2,300	20,122	7,563
Cost of investments sold	131,612	1,217	16,155	6,349

Net realized capital gains (losses) on investments	23,275	1,083	3,967	1,214
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	23,819	15,553	4,922	1,635
End of period	17,932	24,028	3,140	878

Net change in unrealized appreciation/depreciation of investments	(5,887)	8,475	(1,782)	(757)

Net realized and unrealized capital gains (losses) on investments	17,388	9,558	2,185	457

Increase (decrease) in net assets from operations	$15,266	$8,756	$1,933	$348

See accompanying notes.

24

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Dreyfus VIF- Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Net investment income (loss)
Income:
Dividends	$1,821	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	1,800	484	584	645

Net investment income (loss)	21	(484)	(584)	(645)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	401,247	19,677	61,621	18,917
Cost of investments sold	381,514	12,495	42,374	12,715

Net realized capital gains (losses) on investments	19,733	7,182	19,247	6,202
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	18,899	8,957	16,082	9,173
End of period	247	5,829	2,402	8,769

Net change in unrealized appreciation/depreciation of investments	(18,652)	(3,128)	(13,680)	(404)

Net realized and unrealized capital gains (losses) on investments	1,081	4,054	5,567	5,798

Increase (decrease) in net assets from operations	$1,102	$3,570	$4,983	$5,153

See accompanying notes.

25

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Vanguard Equity Index Subaccount	Vanguard Mid- Cap Index Subaccount	Vanguard REIT Index Subaccount	Vanguard Short- Term Investment Grade Subaccount
Net investment income (loss)
Income:
Dividends	$114,851	$32,018	$44,704	$258,255
Expenses:
Administrative, mortality and expense risk charge	125,501	47,713	39,468	87,232

Net investment income (loss)	(10,650)	(15,695)	5,236	171,023
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	285,905	269,686	182,702	—
Proceeds from sales	1,390,233	897,406	352,067	2,572,887
Cost of investments sold	1,142,715	586,104	299,721	2,581,344

Net realized capital gains (losses) on investments	533,423	580,988	235,048	(8,457)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	706,050	661,963	417,463	109,014
End of period	426,428	142,223	(363,154)	211,103

Net change in unrealized appreciation/depreciation of investments	(279,622)	(519,740)	(780,617)	102,089

Net realized and unrealized capital gains (losses) on investments	253,801	61,248	(545,569)	93,632

Increase (decrease) in net assets from operations	$243,151	$45,553	$(540,333)	$264,655

See accompanying notes.

26

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Vanguard Total Bond Market Index Subaccount	Vanguard International Portfolio (1) Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Net investment income (loss)
Income:
Dividends	$68,555	$—	$6,344	$11,595
Expenses:
Administrative, mortality and expense risk charge	25,322	151	9,263	15,988

Net investment income (loss)	43,233	(151)	(2,919)	(4,393)
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	95,213	112,214
Proceeds from sales	635,306	548	978,895	534,110
Cost of investments sold	658,077	536	777,196	493,534

Net realized capital gains (losses) on investments	(22,771)	12	296,912	152,790
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	274	—	194,072	69,015
End of period	71,395	1,281	16,518	(31,929)

Net change in unrealized appreciation/depreciation of investments	71,121	1,281	(177,554)	(100,944)

Net realized and unrealized capital gains (losses) on investments	48,350	1,293	119,358	51,846

Increase (decrease) in net assets from operations	$91,583	$1,142	$116,439	$47,453

See accompanying notes.

27

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	Fidelity-VIP Contrafund Subaccount	VA Global Bond Subaccount	VA Small Value Subaccount	VA Large Value Subaccount
Net investment income (loss)
Income:
Dividends	$5,461	$109,283	$43,406	$58,116
Expenses:
Administrative, mortality and expense risk charge	8,038	63,809	51,566	54,872

Net investment income (loss)	(2,577)	45,474	(8,160)	3,244
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	145,214	—	351,653	—
Proceeds from sales	202,446	252,181	119,503	147,712
Cost of investments sold	195,994	247,542	136,433	135,404

Net realized capital gains (losses) on investments	151,666	4,639	334,723	12,308
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(14,820)	42,369	(91,017)	93,164
End of period	(83,274)	163,850	(1,126,335)	(211,980)

Net change in unrealized appreciation/depreciation of investments	(68,454)	121,481	(1,035,318)	(305,144)

Net realized and unrealized capital gains (losses) on investments	83,212	126,120	(700,595)	(292,836)

Increase (decrease) in net assets from operations	$80,635	$171,594	$(708,755)	$(289,592)

See accompanying notes.

28

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statement of Operations

Year Ended December 31, 2007, Except as Noted

	VA Short-Term Fixed Subaccount	VA International Value Subaccount	VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$247,575	$110,227	$62,762
Expenses:
Administrative, mortality and expense risk charge	63,904	42,570	42,022

Net investment income (loss)	183,671	67,657	20,740
Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	301,576	316,567
Proceeds from sales	256,493	227,197	191,782
Cost of investments sold	251,194	172,403	162,428

Net realized capital gains (losses) on investments	5,299	356,370	345,921
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(27,540)	181,612	87,048
End of period	(67,557)	(54,054)	(247,149)

Net change in unrealized appreciation/depreciation of investments	(40,017)	(235,666)	(334,197)

Net realized and unrealized capital gains (losses) on investments	(34,718)	120,704	11,724

Increase (decrease) in net assets from operations	$148,953	$188,361	$32,464

See accompanying notes.

29

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Federated American Leaders Subaccount		Federated Capital Income Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$5,152	$1,883	$3,205	$3,993
Net realized capital gains (losses) on investments	374,031	439,685	3,477	6,282
Net change in unrealized appreciation/ depreciation of investments	(536,925)	(103,617)	(4,670)	(224)

Increase (decrease) in net assets from operations	(157,742)	337,951	2,012	10,051
Contract transactions
Net contract purchase payments	24,803	28,186	1	—
Transfer payments from (to) other subaccounts or general account	(926,187)	(152,877)	(18,072)	(237)
Contract terminations, withdrawals, and other deductions	(216,059)	(250,680)	(17,643)	(14,353)
Contract maintenance charges	(1,471)	(1,866)	7	(58)

Increase (decrease) in net assets from contract transactions	(1,118,914)	(377,237)	(35,707)	(14,648)

Net increase (decrease) in net assets	(1,276,656)	(39,286)	(33,695)	(4,597)
Net assets:
Beginning of the period	2,509,704	2,548,990	82,369	86,966

End of the period	$1,233,048	$2,509,704	$48,674	$82,369

See accompanying notes.

30

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$128,885	$110,686	$158,711	$231,121
Net realized capital gains (losses) on investments	—	—	(33,381)	16,690
Net change in unrealized appreciation/depreciation of investments	—	—	(82,373)	(16,599)

Increase (decrease) in net assets from operations	128,885	110,686	42,957	231,212
Contract transactions
Net contract purchase payments	238,049	200,938	10,159	36,827
Transfer payments from (to) other subaccounts or general account	126,788	1,365,713	242,298	(848,321)
Contract terminations, withdrawals, and other deductions	(437,276)	(1,205,819)	(225,374)	(193,204)
Contract maintenance charges	(1,315)	(1,191)	(1,884)	(1,582)

Increase (decrease) in net assets from contract transactions	(73,754)	359,641	25,199	(1,006,280)

Net increase (decrease) in net assets	55,131	470,327	68,156	(775,068)
Net assets:
Beginning of the period	3,795,638	3,325,311	2,381,621	3,156,689

End of the period	$3,850,769	$3,795,638	$2,449,777	$2,381,621

See accompanying notes.

31

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger U.S. Smaller Companies Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$82,129	$53,361	$(32,460)	$(32,985)
Net realized capital gains (losses) on investments	(9,263)	(69,168)	561,237	585,776
Net change in unrealized appreciation/depreciation of investments	(15,312)	91,253	(409,368)	(371,836)

Increase (decrease) in net assets from operations	57,554	75,446	119,409	180,955
Contract transactions
Net contract purchase payments	7,238	19,132	41,481	82,294
Transfer payments from (to) other subaccounts or general account	(1,244,926)	800,580	(602,061)	(526,429)
Contract terminations, withdrawals, and other deductions	(276,925)	(495,593)	(191,537)	(181,792)
Contract maintenance charges	69	(305)	(593)	(1,209)

Increase (decrease) in net assets from contract transactions	(1,514,544)	323,814	(752,710)	(627,136)

Net increase (decrease) in net assets	(1,456,990)	399,260	(633,301)	(446,181)
Net assets:
Beginning of the period	2,616,450	2,217,190	2,491,144	2,937,325

End of the period	$1,159,460	$2,616,450	$1,857,843	$2,491,144

See accompanying notes.

32

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Wanger International Small Cap Subaccount		Gartmore NVIT Developing Markets Fund Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(21,328)	$(22,505)	$(20,226)	$(9,583)
Net realized capital gains (losses) on investments	545,728	465,256	327,372	271,421
Net change in unrealized appreciation/ depreciation of investments	(101,330)	296,405	373,475	(67,669)

Increase (decrease) in net assets from operations	423,070	739,156	680,621	194,169
Contract transactions
Net contract purchase payments	41,950	14,781	56,241	25,752
Transfer payments from (to) other subaccounts or general account	63,417	395,091	125,555	1,125,203
Contract terminations, withdrawals, and other deductions	(221,360)	(377,339)	(130,801)	(48,271)
Contract maintenance charges	(656)	(1,680)	(191)	(503)

Increase (decrease) in net assets from contract transactions	(116,649)	30,853	50,804	1,102,181

Net increase (decrease) in net assets	306,421	770,009	731,425	1,296,350
Net assets:
Beginning of the period	2,971,654	2,201,645	1,708,231	411,881

End of the period	$3,278,075	$2,971,654	$2,439,656	$1,708,231

See accompanying notes.

33

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	WFAVT Small/MidCap Value Subaccount		Columbia Small Company Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(22,524)	$(27,232)	$(3,552)	$(5,229)
Net realized capital gains (losses) on investments	506,105	487,883	32,052	59,034
Net change in unrealized appreciation/ depreciation of investments	(529,393)	(233,897)	(3,219)	(23,435)

Increase (decrease) in net assets from operations	(45,812)	226,754	25,281	30,370
Contract transactions
Net contract purchase payments	29,991	17,913	2,999	8,801
Transfer payments from (to) other subaccounts or general account	(63,249)	(214,490)	(45,742)	47,105
Contract terminations, withdrawals, and other deductions	(285,700)	(101,392)	(34,587)	(141,137)
Contract maintenance charges	(500)	(773)	(773)	(1,218)

Increase (decrease) in net assets from contract transactions	(319,458)	(298,742)	(78,103)	(86,449)

Net increase (decrease) in net assets	(365,270)	(71,988)	(52,822)	(56,079)
Net assets:
Beginning of the period	1,675,965	1,747,953	254,436	310,515

End of the period	$1,310,695	$1,675,965	$201,614	$254,436

See accompanying notes.

34

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Credit Suisse-International Focus Subaccount		Credit Suisse-Small Cap Core I Portfolio Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,852)	$(2,178)	$(27,598)	$(28,522)
Net realized capital gains (losses) on investments	52,977	51,883	48,367	50,632
Net change in unrealized appreciation/ depreciation of investments	(5,418)	8,714	(61,011)	44,616

Increase (decrease) in net assets from operations	45,707	58,419	(40,242)	66,726
Contract transactions
Net contract purchase payments	26,325	4,457	5,927	17,305
Transfer payments from (to) other subaccounts or general account	(17,836)	10,797	3,699	(83,836)
Contract terminations, withdrawals, and other deductions	(56,110)	(131,775)	(53,907)	(41,572)
Contract maintenance charges	(32)	(158)	(487)	(689)

Increase (decrease) in net assets from contract transactions	(47,653)	(116,679)	(44,768)	(108,792)

Net increase (decrease) in net assets	(1,946)	(58,260)	(85,010)	(42,066)
Net assets:
Beginning of the period	332,293	390,553	1,876,650	1,918,716

End of the period	$330,347	$332,293	$1,791,640	$1,876,650

See accompanying notes.

35

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation-Growth Subaccount		MFS International Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(661)	$(1,369)	$(2,765)	$(687)
Net realized capital gains (losses) on investments	20,495	32,139	164,650	35,068
Net change in unrealized appreciation/ depreciation of investments	(10,720)	512	(130,371)	33,390

Increase (decrease) in net assets from operations	9,114	31,282	31,514	67,771
Contract transactions
Net contract purchase payments	8,888	14,477	37,425	15,567
Transfer payments from (to) other subaccounts or general account	(7,282)	(127,210)	(41,826)	176,960
Contract terminations, withdrawals, and other deductions	(140,188)	(4,226)	(103,726)	(52,037)
Contract maintenance charges	493	(237)	(327)	(467)

Increase (decrease) in net assets from contract transactions	(138,089)	(117,196)	(108,454)	140,023

Net increase (decrease) in net assets	(128,975)	(85,914)	(76,940)	207,794
Net assets:
Beginning of the period	165,691	251,605	503,775	295,981

End of the period	$36,716	$165,691	$426,835	$503,775

See accompanying notes.

36

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Clarion Global Real Estate Securities Subaccount		Asset Allocation-Conservative Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$132,627	$(490)	$3,129	$21,412
Net realized capital gains (losses) on investments	352,104	472,680	30,027	53,484
Net change in unrealized appreciation/ depreciation of investments	(704,766)	(111,769)	(2,144)	13,550

Increase (decrease) in net assets from operations	(220,035)	360,421	31,012	88,446
Contract transactions
Net contract purchase payments	68,868	7,992	8,482	325
Transfer payments from (to) other subaccounts or general account	1,459,548	(408,764)	(26)	(273)
Contract terminations, withdrawals, and other deductions	(208,204)	(198,301)	(740,087)	(174,869)
Contract maintenance charges	(221)	(540)	27	(436)

Increase (decrease) in net assets from contract transactions	1,319,991	(599,613)	(731,604)	(175,253)

Net increase (decrease) in net assets	1,099,956	(239,192)	(700,592)	(86,807)
Net assets:
Beginning of the period	885,147	1,124,339	1,102,878	1,189,685

End of the period	$1,985,103	$885,147	$402,286	$1,102,878

See accompanying notes.

37

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		T.Rowe Price Small Cap Subaccount
	2007	2006	2007	2006 (1)
Operations
Net investment income (loss)	$(10,610)	$(11,865)	$(817)	$(469)
Net realized capital gains (losses) on investments	665,634	689,063	8,562	2,549
Net change in unrealized appreciation/ depreciation of investments	(298,282)	(380,106)	(2,202)	70

Increase (decrease) in net assets from operations	356,742	297,092	5,543	2,150
Contract transactions
Net contract purchase payments	20,570	13,029	13,269	2,650
Transfer payments from (to) other subaccounts or general account	(530,278)	(386,189)	(41,645)	89,922
Contract terminations, withdrawals, and other deductions	(214,317)	(163,909)	(15,585)	(12,669)
Contract maintenance charges	121	(90)	2	(2)

Increase (decrease) in net assets from contract transactions	(723,904)	(537,159)	(43,959)	79,901

Net increase (decrease) in net assets	(367,162)	(240,067)	(38,416)	82,051
Net assets:
Beginning of the period	1,742,349	1,982,416	82,051	—

End of the period	$1,375,187	$1,742,349	$43,635	$82,051

See accompanying notes.

38

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Templeton Transamerica Global Subaccount		Transamerica Science and Technology Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$307	$(2,203)	$—	$(27)
Net realized capital gains (losses) on investments	31,002	17,331	—	3,233
Net change in unrealized appreciation/ depreciation of investments	129,381	174,178	1	(2,404)

Increase (decrease) in net assets from operations	160,690	189,306	1	802
Contract transactions
Net contract purchase payments	1,121	8,440	—	—
Transfer payments from (to) other subaccounts or general account	(4,334)	(51,893)	(1)	1
Contract terminations, withdrawals, and other deductions	(96,414)	(34,831)	—	(19,828)
Contract maintenance charges	(23)	(89)	—	—

Increase (decrease) in net assets from contract transactions	(99,650)	(78,373)	(1)	(19,827)

Net increase (decrease) in net assets	61,040	110,933	—	(19,025)
Net assets:
Beginning of the period	1,258,314	1,147,381	—	19,025

End of the period	$1,319,354	$1,258,314	$—	$—

See accompanying notes.

39

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	JPMorgan Enhanced Index Subaccount		Asset Allocation-Moderate Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(4,856)	$(7,752)	$14,786	$24,919
Net realized capital gains (losses) on investments	456,386	144,395	175,401	129,806
Net change in unrealized appreciation/ depreciation of investments	(395,105)	100,819	(93,062)	37,486

Increase (decrease) in net assets from operations	56,425	237,462	97,125	192,211
Contract transactions
Net contract purchase payments	20,744	8,899	245,202	44,678
Transfer payments from (to) other subaccounts or general account	(295,105)	(123,782)	28,233	136,739
Contract terminations, withdrawals, and other deductions	(433,963)	(198,070)	(1,496,946)	(101,227)
Contract maintenance charges	(122)	(153)	395	(1,374)

Increase (decrease) in net assets from contract transactions	(708,446)	(313,106)	(1,223,116)	78,816

Net increase (decrease) in net assets	(652,021)	(75,644)	(1,125,991)	271,027
Net assets:
Beginning of the period	1,869,692	1,945,336	2,183,874	1,912,847

End of the period	$1,217,671	$1,869,692	$1,057,883	$2,183,874

See accompanying notes.

40

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Asset Allocation-Moderate Growth Subaccount		PIMCO Total Return Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$9,717	$1,964	$43,306	$44,280
Net realized capital gains (losses) on investments	136,561	58,582	36,430	4,908
Net change in unrealized appreciation/ depreciation of investments	(73,314)	71,865	169,793	17,856

Increase (decrease) in net assets from operations	72,964	132,411	249,529	67,044
Contract transactions
Net contract purchase payments	99,917	51,504	30,559	75,635
Transfer payments from (to) other subaccounts or general account	53,752	(21,434)	1,295,168	246,708
Contract terminations, withdrawals, and other deductions	(495,945)	(27,603)	(430,660)	(779,492)
Contract maintenance charges	(467)	(1,172)	121	(237)

Increase (decrease) in net assets from contract transactions	(342,743)	1,295	895,188	(457,386)

Net increase (decrease) in net assets	(269,779)	133,706	1,144,717	(390,342)
Net assets:
Beginning of the period	1,203,930	1,070,224	2,360,347	2,750,689

End of the period	$934,151	$1,203,930	$3,505,064	$2,360,347

See accompanying notes.

41

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Legg Mason Partners All Cap Subaccount		Transamerica Equity Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(174)	$(463)	$(78,841)	$(62,706)
Net realized capital gains (losses) on investments	9,792	18,711	947,705	376,352
Net change in unrealized appreciation/ depreciation of investments	(9,739)	(2,590)	(147,241)	(31,572)

Increase (decrease) in net assets from operations	(121)	15,658	721,623	282,074
Contract transactions
Net contract purchase payments	1	68	94,861	87,691
Transfer payments from (to) other subaccounts or general account	(3,474)	(10)	(1,217,966)	2,466,958
Contract terminations, withdrawals, and other deductions	(6,278)	(11,718)	(508,266)	(222,445)
Contract maintenance charges	32	(26)	(2,023)	(2,665)

Increase (decrease) in net assets from contract transactions	(9,719)	(11,686)	(1,633,394)	2,329,539

Net increase (decrease) in net assets	(9,840)	3,972	(911,771)	2,611,613
Net assets:
Beginning of the period	103,910	99,938	5,973,427	3,361,814

End of the period	$94,070	$103,910	$5,061,656	$5,973,427

See accompanying notes.

42

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Transamerica Growth Opportunities Subaccount		Transamerica Value Balanced Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(5,979)	$(4,892)	$3,886	$8,471
Net realized capital gains (losses) on investments	121,342	24,437	42,673	60,122
Net change in unrealized appreciation/ depreciation of investments	(36,961)	(2,502)	(13,503)	51,424

Increase (decrease) in net assets from operations	78,402	17,043	33,056	120,017
Contract transactions
Net contract purchase payments	7,740	16,901	21,700	20,443
Transfer payments from (to) other subaccounts or general account	(42,195)	8,153	(12,549)	(286,106)
Contract terminations, withdrawals, and other deductions	(28,316)	(65,527)	(429,417)	(75,516)
Contract maintenance charges	(120)	(342)	(138)	(431)

Increase (decrease) in net assets from contract transactions	(62,891)	(40,815)	(420,404)	(341,610)

Net increase (decrease) in net assets	15,511	(23,772)	(387,348)	(221,593)
Net assets:
Beginning of the period	386,041	409,813	883,621	1,105,214

End of the period	$401,552	$386,041	$496,273	$883,621

See accompanying notes.

43

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Van Kampen Active International Allocation Subaccount		Van Kampen Mid-Cap Growth Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$75,735	$(40,145)	$(2,109)	$(1,735)
Net realized capital gains (losses) on investments	743,842	282,183	9,599	2,925
Net change in unrealized appreciation/ depreciation of investments	(266,962)	482,356	17,922	7,654

Increase (decrease) in net assets from operations	552,615	724,394	25,412	8,844
Contract transactions
Net contract purchase payments	134,613	60,914	7,574	10,243
Transfer payments from (to) other subaccounts or general account	1,007,562	11,785	(628)	(866)
Contract terminations, withdrawals, and other deductions	(595,362)	(260,617)	(9,894)	(14,621)
Contract maintenance charges	(2,837)	(2,764)	15	(14)

Increase (decrease) in net assets from contract transactions	543,976	(190,682)	(2,933)	(5,258)

Net increase (decrease) in net assets	1,096,591	533,712	22,479	3,586
Net assets:
Beginning of the period	3,848,248	3,314,536	119,323	115,737

End of the period	$4,944,839	$3,848,248	$141,802	$119,323

See accompanying notes.

44

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Capital Guardian Global Subaccount		Capital Guardian Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(1,027)	$1,735	$(9,275)	$27
Net realized capital gains (losses) on investments	11,954	41,525	267,728	274,856
Net change in unrealized appreciation/ depreciation of investments	(4,535)	(29,259)	(413,748)	55,454

Increase (decrease) in net assets from operations	6,392	14,001	(155,295)	330,337
Contract transactions
Net contract purchase payments	10,652	64,461	86,153	90,511
Transfer payments from (to) other subaccounts or general account	29,676	(29)	(67,809)	(193,859)
Contract terminations, withdrawals, and other deductions	(453)	(546)	(203,049)	(124,334)
Contract maintenance charges	6	(10)	(877)	(726)

Increase (decrease) in net assets from contract transactions	39,881	63,876	(185,582)	(228,408)

Net increase (decrease) in net assets	46,273	77,877	(340,877)	101,929
Net assets:
Beginning of the period	139,954	62,077	2,452,317	2,350,388

End of the period	$186,227	$139,954	$2,111,440	$2,452,317

See accompanying notes.

45

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AllianceBernstein Growth Subaccount		AllianceBernstein Global Technology Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(2,122)	$(3,066)	$(802)	$(860)
Net realized capital gains (losses) on investments	23,275	5,156	1,083	2,668
Net change in unrealized appreciation/ depreciation of investments	(5,887)	(8,604)	8,475	1,642

Increase (decrease) in net assets from operations	15,266	(6,514)	8,756	3,450
Contract transactions
Net contract purchase payments	1	768	—	219
Transfer payments from (to) other subaccounts or general account	(76,792)	(26,202)	(35)	(10,755)
Contract terminations, withdrawals, and other deductions	(7,279)	(16,882)	(1,360)	(4,635)
Contract maintenance charges	7	(395)	(66)	(149)

Increase (decrease) in net assets from contract transactions	(84,063)	(42,711)	(1,461)	(15,320)

Net increase (decrease) in net assets	(68,797)	(49,225)	7,295	(11,870)
Net assets:
Beginning of the period	195,302	244,527	49,349	61,219

End of the period	$126,505	$195,302	$56,644	$49,349

See accompanying notes.

46

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount		The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(252)	$(663)	$(109)	$(158)
Net realized capital gains (losses) on investments	3,967	2,552	1,214	28
Net change in unrealized appreciation/ depreciation of investments	(1,782)	(4,112)	(757)	928

Increase (decrease) in net assets from operations	1,933	(2,223)	348	798
Contract transactions
Net contract purchase payments	—	—	1	479
Transfer payments from (to) other subaccounts or general account	(2,017)	(5,891)	(1)	(1)
Contract terminations, withdrawals, and other deductions	(17,773)	(11,831)	(7,421)	—
Contract maintenance charges	(64)	(196)	3	(1)

Increase (decrease) in net assets from contract transactions	(19,854)	(17,918)	(7,418)	477

Net increase (decrease) in net assets	(17,921)	(20,141)	(7,070)	1,275
Net assets:
Beginning of the period	31,535	51,676	11,729	10,454

End of the period	$13,614	$31,535	$4,659	$11,729

See accompanying notes.

47

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Dreyfus VIF-Appreciation Subaccount		Seligman Global Technology Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$21	$(107)	$(484)	$(471)
Net realized capital gains (losses) on investments	19,733	7,520	7,182	706
Net change in unrealized appreciation/ depreciation of investments	(18,652)	14,441	(3,128)	4,382

Increase (decrease) in net assets from operations	1,102	21,854	3,570	4,617
Contract transactions
Net contract purchase payments	1	7,425	—	1
Transfer payments from (to) other subaccounts or general account	(41,833)	(64,119)	(15,802)	(6)
Contract terminations, withdrawals, and other deductions	(14,899)	(10,524)	(3,394)	(5,356)
Contract maintenance charges	48	(44)	6	(6)

Increase (decrease) in net assets from contract transactions	(56,683)	(67,262)	(19,190)	(5,367)

Net increase (decrease) in net assets	(55,581)	(45,408)	(15,620)	(750)
Net assets:
Beginning of the period	132,043	177,451	30,962	31,712

End of the period	$76,462	$132,043	$15,342	$30,962

See accompanying notes.

48

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(584)	$(1,062)	$(645)	$(618)
Net realized capital gains (losses) on investments	19,247	14,621	6,202	1,257
Net change in unrealized appreciation/ depreciation of investments	(13,680)	(616)	(404)	1,138

Increase (decrease) in net assets from operations	4,983	12,943	5,153	1,777
Contract transactions
Net contract purchase payments	—	4,466	—	1
Transfer payments from (to) other subaccounts or general account	(904)	(7,514)	(14,981)	(5)
Contract terminations, withdrawals, and other deductions	(28,914)	(37,915)	(3,295)	(5,428)
Contract maintenance charges	(88)	(282)	3	(3)

Increase (decrease) in net assets from contract transactions	(29,906)	(41,245)	(18,273)	(5,435)

Net increase (decrease) in net assets	(24,923)	(28,302)	(13,120)	(3,658)
Net assets:
Beginning of the period	59,100	87,402	39,850	43,508

End of the period	$34,177	$59,100	$26,730	$39,850

See accompanying notes.

49

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard Equity Index Subaccount		Vanguard Mid-Cap Index Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(10,650)	$5,117	$(15,695)	$(9,847)
Net realized capital gains (losses) on investments	533,423	520,335	580,988	491,539
Net change in unrealized appreciation/ depreciation of investments	(279,622)	269,100	(519,740)	(163,864)

Increase (decrease) in net assets from operations	243,151	794,552	45,553	317,828
Contract transactions
Net contract purchase payments	2,541,526	2,120,076	113,162	69,297
Transfer payments from (to) other subaccounts or general account	434,824	(182,574)	1,317,055	(517,965)
Contract terminations, withdrawals, and other deductions	(702,032)	(429,851)	(331,966)	(207,740)
Contract maintenance charges	(7,201)	(7,965)	(2,751)	(3,441)

Increase (decrease) in net assets from contract transactions	2,267,117	1,499,686	1,095,500	(659,849)

Net increase (decrease) in net assets	2,510,268	2,294,238	1,141,053	(342,021)
Net assets:
Beginning of the period	6,918,632	4,624,394	2,531,537	2,873,558

End of the period	$9,428,900	$6,918,632	$3,672,590	$2,531,537

See accompanying notes.

50

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard REIT Index Subaccount		Vanguard Short-Term Investment Grade Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$5,236	$6,780	$171,023	$98,814
Net realized capital gains (losses) on investments	235,048	151,160	(8,457)	(19,453)
Net change in unrealized appreciation/ depreciation of investments	(780,617)	311,547	102,089	112,989

Increase (decrease) in net assets from operations	(540,333)	469,487	264,655	192,350
Contract transactions
Net contract purchase payments	1,213,052	952,282	14,652	135,374
Transfer payments from (to) other subaccounts or general account	(7,256)	(56,606)	385,887	1,066,494
Contract terminations, withdrawals, and other deductions	(179,794)	(167,233)	(459,481)	(425,802)
Contract maintenance charges	(2,168)	(2,828)	(3,237)	(2,089)

Increase (decrease) in net assets from contract transactions	1,023,834	725,615	(62,179)	773,977

Net increase (decrease) in net assets	483,501	1,195,102	202,476	966,327
Net assets:
Beginning of the period	2,295,538	1,100,436	5,828,882	4,862,555

End of the period	$2,779,039	$2,295,538	$6,031,358	$5,828,882

See accompanying notes.

51

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Vanguard Total Bond Market Index Subaccount		Vanguard International Portfolio Subaccount
	2007	2006	2007 (1)
Operations
Net investment income (loss)	$43,233	$40,597	$(151)
Net realized capital gains (losses) on investments	(22,771)	(7,465)	12
Net change in unrealized appreciation/ depreciation of investments	71,121	11,632	1,281

Increase (decrease) in net assets from operations	91,583	44,764	1,142
Contract transactions
Net contract purchase payments	29,143	39,743	10,208
Transfer payments from (to) other subaccounts or general account	147,314	86,561	34,183
Contract terminations, withdrawals, and other deductions	(113,859)	(93,225)	(407)
Contract maintenance charges	(3,820)	(4,609)	—

Increase (decrease) in net assets from contract transactions	58,778	28,470	43,984

Net increase (decrease) in net assets	150,361	73,234	45,126
Net assets:
Beginning of the period	1,635,308	1,562,074	—

End of the period	$1,785,669	$1,635,308	$45,126

See accompanying notes.

52

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(2,919)	$(10,761)	$(4,393)	$(7,657)
Net realized capital gains (losses) on investments	296,912	279,957	152,790	167,331
Net change in unrealized appreciation/ depreciation of investments	(177,554)	(121,702)	(100,944)	(24,280)

Increase (decrease) in net assets from operations	116,439	147,494	47,453	135,394
Contract transactions
Net contract purchase payments	24,455	31,863	45,402	30,047
Transfer payments from (to) other subaccounts or general account	(769,926)	(265,002)	48,268	(74,031)
Contract terminations, withdrawals, and other deductions	(54,688)	(72,429)	(59,557)	(45,082)
Contract maintenance charges	76	(114)	(710)	(370)

Increase (decrease) in net assets from contract transactions	(800,083)	(305,682)	33,403	(89,436)

Net increase (decrease) in net assets	(683,644)	(158,188)	80,856	45,958
Net assets:
Beginning of the period	1,002,214	1,160,402	983,847	937,889

End of the period	$318,570	$1,002,214	$1,064,703	$983,847

See accompanying notes.

53

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	Fidelity-VIP Contrafund Subaccount		VA Global Bond Subaccount
	2007	2006 (1)	2007	2006
Operations
Net investment income (loss)	$(2,577)	$1,285	$45,474	$(16,230)
Net realized capital gains (losses) on investments	151,666	23,534	4,639	(2,931)
Net change in unrealized appreciation/ depreciation of investments	(68,454)	(14,820)	121,481	70,569

Increase (decrease) in net assets from operations	80,635	9,999	171,594	51,408
Contract transactions
Net contract purchase payments	13,795	399	2,546,749	2,177,331
Transfer payments from (to) other subaccounts or general account	378,532	317,111	107,921	223,050
Contract terminations, withdrawals, and other deductions	(86,379)	(30,817)	(255,769)	(131,919)
Contract maintenance charges	(973)	(6)	214	(249)

Increase (decrease) in net assets from contract transactions	304,975	286,687	2,399,115	2,268,213

Net increase (decrease) in net assets	385,610	296,686	2,570,709	2,319,621
Net assets:
Beginning of the period	296,686	—	3,015,660	696,039

End of the period	$682,296	$296,686	$5,586,369	$3,015,660

See accompanying notes.

54

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA Small Value Subaccount		VA Large Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$(8,160)	$(2,561)	$3,244	$6,550
Net realized capital gains (losses) on investments	334,723	295,139	12,308	155,508
Net change in unrealized appreciation/ depreciation of investments	(1,035,318)	(48,023)	(305,144)	107,016

Increase (decrease) in net assets from operations	(708,755)	244,555	(289,592)	269,074
Contract transactions
Net contract purchase payments	2,363,659	1,916,276	2,477,815	1,941,999
Transfer payments from (to) other subaccounts or general account	166,571	17,253	28,910	17,951
Contract terminations, withdrawals, and other deductions	(188,987)	(103,273)	(198,352)	(104,760)
Contract maintenance charges	185	(212)	185	(213)

Increase (decrease) in net assets from contract transactions	2,341,428	1,830,044	2,308,558	1,854,977

Net increase (decrease) in net assets	1,632,673	2,074,599	2,018,966	2,124,051
Net assets:
Beginning of the period	2,496,889	422,290	2,546,826	422,775

End of the period	$4,129,562	$2,496,889	$4,565,792	$2,546,826

See accompanying notes.

55

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA Short-Term Fixed Subaccount		VA International Value Subaccount
	2007	2006	2007	2006
Operations
Net investment income (loss)	$183,671	$74,614	$67,657	$34,258
Net realized capital gains (losses) on investments	5,299	695	356,370	128,562
Net change in unrealized appreciation/ depreciation of investments	(40,017)	(14,727)	(235,666)	184,326

Increase (decrease) in net assets from operations	148,953	60,582	188,361	347,146
Contract transactions
Net contract purchase payments	2,535,382	2,176,054	1,773,630	1,438,219
Transfer payments from (to) other subaccounts or general account	107,232	215,082	(196,124)	(53,390)
Contract terminations, withdrawals, and other deductions	(255,435)	(132,139)	(161,638)	(81,973)
Contract maintenance charges	216	(251)	152	(175)

Increase (decrease) in net assets from contract transactions	2,387,395	2,258,746	1,416,020	1,302,681

Net increase (decrease) in net assets	2,536,348	2,319,328	1,604,381	1,649,827
Net assets:
Beginning of the period	3,018,250	698,922	1,979,879	330,052

End of the period	$5,554,598	$3,018,250	$3,584,260	$1,979,879

See accompanying notes.

56

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2007 and 2006, Except as Noted

	VA International Small Subaccount
	2007	2006
Operations
Net investment income (loss)	$20,740	$18,132
Net realized capital gains (losses) on investments	345,921	129,459
Net change in unrealized appreciation/ depreciation of investments	(334,197)	98,707

Increase (decrease) in net assets from operations	32,464	246,298
Contract transactions
Net contract purchase payments	1,771,779	1,438,968
Transfer payments from (to) other subaccounts or general account	(145,488)	(15,537)
Contract terminations, withdrawals, and other deductions	(158,469)	(79,228)
Contract maintenance charges	142	(165)

Increase (decrease) in net assets from contract transactions	1,467,964	1,344,038

Net increase (decrease) in net assets	1,500,428	1,590,336
Net assets:
Beginning of the period	1,924,563	334,227

End of the period	$3,424,991	$1,924,563

See accompanying notes.

57

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Monumental Life Insurance Company, an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to October 1, 2007, the Mutual Fund Account was a segregated investment account of People's Benefit Life Insurance Company (PBL), also an indirect wholly owned subsidiary of Aegon N.V.

People’s Benefit Life Insurance Company (PBL) merged into Monumental Life Insurance Company (MLIC) effective October 1, 2007. As a result of this merger, separate Account V underwent a name change to separate Account VA CC. This merger had no impact on the value of the Mutual Fund Account or its operations.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in the specified subaccounts is available to contract owners of the Advisor’s Edge Select Variable Annuity. Activity in these subaccounts is also available to contract owners of the Advisor’s Edge Variable Annuity also offered by MLIC. The amounts reported herein represent the activity related to contract owners of the Advisor’s Edge Select Variable Annuity only. The remaining subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by MLIC. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

Federated Insurance Series:	Clarion Global Real Estate Securities-Initial Class

Federated American Leaders Fund II	Asset Allocation-Conservative Portfolio-Initial Class
Federated Capital Income Fund II	Transamerica Small/Mid Cap Value - Initial Class
Federated Prime Money Fund II	T.Rowe Price Small Cap - Initial Class
Federated High Income Bond Fund II	Templeton Transamerica Global-Initial Class
Federated Fund for U.S. Government Securities II	Transamerica Science and Technology-Initial Class
Wanger Advisors Trust:	JPMorgan Enhanced Index-Initial Class
Wanger U.S. Smaller Companies	Asset Allocation-Moderate Portfolio-Initial Class
Wanger International Small Cap	Asset Allocation-Moderate Growth Portfolio-Initial Class
Gartmore Variable Insurance Trust:	PIMCO Total Return-Initial Class
Gartmore NVIT Developing Markets Fund	Legg Mason Partners All Cap-Initial Class
Wells Fargo Advantage Variable Trust Funds	Transamerica Equity-Initial Class
WFAVT Small/MidCap Value	Transamerica Growth Opportunities-Initial Class
Columbia Funds Variable Insurance Trust	Transamerica Value Balanced-Initial Class
Columbia Small Company Growth Fund-Variable Series	Van Kampen Active International Allocation-Initial Class
Credit Suisse Trust:	Van Kampen Mid-Cap Growth-Initial Class
Credit Suisse-International Focus Portfolio	Capital Guardian Global-Initial Class
Credit Suisse-Small Cap Core I Portfolio	Capital Guardian Value-Initial Class
AEGON/Transamerica Series Trust - Initial Class:
Asset Allocation-Growth Portfolio-Initial Class
MFS International Equity -Initial Class

58

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Fund: (continued)

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Global Technology Portfolio-Class B

AllianceBernstein Large Cap Growth Portfolio-Class B

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus Variable Investment Fund - Service Class:

Dreyfus VIF-Appreciation Portfolio-Service Class

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Vanguard Equity Index Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Vanguard International Portfolio

Variable Insurance Products Fund-Initial Class

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Fidelity-VIP Contrafund Portfolio-Initial Class

DFA Investment Dimensions Group Inc

VA Global Bond Portfolio

VA Small Value Portfolio

VA Large Value Portfolio

VA Short-Term Fixed Portfolio

VA International Value Portfolio

VA International Small Portfolio

59

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Capital Guardian Global	May 01, 2004
Capital Guardian Value	May 01, 2004
Fidelity-VIP Mid Cap	May 01, 2004
Fidelity-VIP Value Strategies	May 01, 2004
VA Global Bond	May 01, 2005
VA International Small	May 01, 2005
VA International Value	May 01, 2005
VA Large Value	May 01, 2005
VA Short-Term Fixed	May 01, 2005
VA Small Value	May 01, 2005
Fidelity - VIP Contrafund	May 01, 2006
T.Rowe Small Price Cap	May 01, 2006
Vanguard-International Porfolio	May 01, 2007

60

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes occurred effective May 1, 2007:

Portfolio	Formerly
Gartmore NVIT Developing Markets Fund	Gartmore GVIT Developing Markets Fund
JPMorgan Enhanced Index-Initial Class	J.P. Morgan Enhanced Index-Initial Class

Transamerica Small/Mid Cap Value is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2007.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

61

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

	Purchases	Sales
Federated Insurance Series:
Federated American Leaders Fund II	$557,566	$1,422,116
Federated Capital Income Fund II	4,151	36,662
Federated Prime Money Fund II	2,575,654	2,519,399
Federated High Income Bond Fund II	1,431,496	1,247,582
Federated Fund for U.S. Government Securities II	503,022	1,935,426
Wanger Advisors Trust:
Wanger U.S. Smaller Companies	602,252	1,258,264
Wanger International Small Cap	577,431	470,472
Gartmore Variable Insurance Trust:
Gartmore NVIT Developing Markets Fund	1,123,981	826,796
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value	785,583	833,645
Columbia Funds Variable Insurance Trust
Columbia Small Company Growth Fund-Variable Series	35,223	116,875
Credit Suisse Trust:
Credit Suisse-International Focus Portfolio	84,829	134,323
Credit Suisse-Small Cap Core I Portfolio	77,706	150,048
AEGON/Transamerica Series Trust - Initial Class:
Asset Allocation-Growth Portfolio-Initial Class	15,416	152,574
MFS International Equity -Initial Class	313,738	336,728
Clarion Global Real Estate Securities-Initial Class	2,285,506	674,051
Asset Allocation-Conservative Portfolio-Initial Class	44,894	754,256
Transamerica Small/Mid Cap Value - Initial Class	217,192	814,770
T.Rowe Price Small Cap-Initial Class	39,992	79,723
Templeton Transamerica Global-Initial Class	20,230	119,429
JPMorgan Enhanced Index-Initial Class	360,038	1,029,067
Asset Allocation-Moderate Portfolio-Initial Class	362,888	1,534,543
Asset Allocation-Moderate Growth Portfolio-Initial Class	211,840	516,333
PIMCO Total Return-Initial Class	2,281,041	1,342,275
Legg Mason Partners All Cap-Initial Class	7,938	12,592
Transamerica Equity-Initial Class	1,183,229	2,689,958

62

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

2. Investments (continued)

	Purchases	Sales
Transamerica Growth Opportunities-Initial Class	$299,027	$335,694
Transamerica Value Balanced-Initial Class	62,654	470,000
Van Kampen Active International Allocation-Initial Class	2,410,495	1,790,648
Van Kampen Mid-Cap Growth-Initial Class	20,130	25,171
Capital Guardian Global-Initial Class	59,025	6,917
Capital Guardian Value-Initial Class	1,123,469	1,160,358
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth Portfolio-Class B	68,709	154,887
AllianceBernstein Global Technology Portfolio-Class B	45	2,300
AllianceBernstein Large Cap Growth Portfolio-Class B	15	20,122
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	37	7,563
Dreyfus Variable Investment Fund - Service Class:
Dreyfus VIF-Appreciation Portfolio-Service Class	344,589	401,247
Seligman Portfolios, Inc. - Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	7	19,677
Seligman Communications and Information Portfolio-Class 2 Shares	31,135	61,621
Seligman Capital Portfolio-Class 2 Shares	4	18,917
Vanguard Variable Insurance Fund:
Vanguard Equity Index Portfolio	3,932,649	1,390,233
Vanguard Mid-Cap Index Portfolio	2,246,920	897,406
Vanguard REIT Index Portfolio	1,563,829	352,067
Vanguard Short-Term Investment Grade Portfolio	2,681,753	2,572,887
Vanguard Total Bond Market Index Portfolio	737,328	635,306
Vanguard International Portfolio	44,381	548
Variable Insurance Products Fund-Initial Class
Fidelity-VIP Mid Cap Portfolio-Initial Class	271,122	978,895
Fidelity-VIP Value Strategies Portfolio-Initial Class	675,345	534,110
Fidelity-VIP Contrafund Portfolio-Initial Class	650,060	202,446
DFA Investment Dimensions Group Inc
VA Global Bond Portfolio	2,696,778	252,181
VA Small Value Portfolio	2,804,422	119,503
VA Large Value Portfolio	2,459,512	147,712
VA Short-Term Fixed Portfolio	2,827,532	256,493
VA International Value Portfolio	2,012,446	227,197
VA International Small Portfolio	1,997,057	191,782

63

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated American Leaders Subaccount	Federated Capital Income Subaccount	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount
Units outstanding at
January 1, 2006	2,219,794	102,707	3,183,557	2,449,461	1,789,538
Units purchased	26,170	—	212,139	49,175	54,512
Units redeemed and transferred	(350,467)	(18,699)	115,868	(810,840)	204,264

Units outstanding at
December 31, 2006	1,895,497	84,008	3,511,564	1,687,796	2,048,314
Units purchased	17,324	—	680	288	237
Units redeemed and transferred	(840,605)	(35,043)	(35,590)	18,807	(1,176,921)

Units outstanding at
December 31, 2007	1,072,216	48,965	3,476,654	1,706,891	871,630

64

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger U.S. Smaller Companies Subaccount	Wanger International Small Cap Subaccount	Gartmore NVIT Developing Markets Fund Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount	Credit Suisse- International Focus Subaccount
Units outstanding at
January 1, 2006	1,759,253	983,523	184,372	1,093,555	263,761	315,084
Units purchased	58,424	7,956	11,715	11,101	7,184	5,061
Units redeemed and transferred	(405,806)	(95,064)	395,510	(174,468)	(69,740)	(90,639)

Units outstanding at
December 31, 2006	1,411,871	896,415	591,597	930,188	201,205	229,506
Units purchased	176	2,196	16,159	16,784	—	207
Units redeemed and transferred	(413,110)	(36,183)	(14,185)	(204,806)	(59,238)	(31,243)

Units outstanding at
December 31, 2007	998,937	862,428	593,571	742,166	141,967	198,470

65

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Credit Suisse-Small Cap Core I Portfolio Subaccount	Asset Allocation- Growth Subaccount	MFS International Equity Subaccount	Clarion Global Real Estate Securities Subaccount	Asset Allocation- Conservative Subaccount	Transamerica Small/Mid Cap Value Subaccount
Units outstanding at
January 1, 2006	1,530,639	194,689	242,418	492,513	976,765	736,481
Units purchased	14,851	10,608	11,726	11,665	260	4,363
Units redeemed and transferred	(109,885)	(92,777)	85,892	(219,931)	(137,661)	(169,089)

Units outstanding at
December 31, 2006	1,435,605	112,520	340,036	284,247	839,364	571,755
Units purchased	738	61	586	26	5,797	5,015
Units redeemed and transferred	(36,519)	(89,094)	(72,648)	404,428	(553,042)	(198,376)

Units outstanding at
December 31, 2007	1,399,824	23,487	267,974	688,701	292,119	378,394

66

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T.Rowe Price Small Cap Subaccount(1)	Templeton Transamerica Global Subaccount	Transamerica Science and Technology Subaccount	JPMorgan Enhanced Index Subaccount	Asset Allocation- Moderate Subaccount	Asset Allocation- Moderate Growth Subaccount
Units outstanding at
January 1, 2006	—	859,939	—	1,831,911	1,539,555	838,728
Units purchased	—	6,033	—	8,669	188,609	38,920
Units redeemed and transferred	86,466	(60,178)	—	(286,478)	(128,593)	(36,769)

Units outstanding at
December 31, 2006	86,466	805,794	—	1,554,102	1,599,571	840,879
Units purchased	—	—	—	12	—	127
Units redeemed and transferred	(43,898)	(61,674)	—	(570,469)	(871,094)	(227,095)

Units outstanding at
December 31, 2007	42,568	744,120	—	983,645	728,477	613,911

67

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	PIMCO Total Return Subaccount	Legg Mason Partners All Cap Subaccount	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Active International Allocation Subaccount
Units outstanding at
January 1, 2006	2,434,317	94,507	2,711,547	250,663	925,623	2,675,255
Units purchased	100,048	61	93,606	10,124	16,652	57,718
Units redeemed and transferred	(500,716)	(10,469)	1,695,328	(32,742)	(290,849)	(185,740)

Units outstanding at
December 31, 2006	2,033,649	84,099	4,500,481	228,045	651,426	2,547,233
Units purchased	5,643	—	301	473	9	10,834
Units redeemed and transferred	774,552	(7,611)	(1,172,237)	(32,987)	(303,141)	317,416

Units outstanding at
December 31, 2007	2,813,844	76,488	3,328,545	195,531	348,294	2,875,483

68

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Van Kampen Mid-Cap Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian Value Subaccount	AllianceBernstein Growth Subaccount	AllianceBernstein Global Technology Subaccount	AllianceBernstein Large Cap Growth Subaccount
Units outstanding at
January 1, 2006	142,961	52,495	1,951,220	229,430	78,084	55,455
Units purchased	12,157	53,048	96,511	710	267	—
Units redeemed and transferred	(19,028)	(446)	(274,609)	(41,908)	(19,411)	(20,803)

Units outstanding at
December 31, 2006	136,090	105,097	1,773,122	188,232	58,940	34,652
Units purchased	971	3,991	72	—	—	—
Units redeemed and transferred	(3,152)	24,401	(119,626)	(78,433)	(1,648)	(21,332)

Units outstanding at
December 31, 2007	133,909	133,489	1,653,568	109,799	57,292	13,320

69

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	The Dreyfus Socially Responsible Growth Fund, Inc. Subaccount	Dreyfus VIF- Appreciation Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount	Vanguard Equity Index Subaccount
Units outstanding at
January 1, 2006	12,556	180,144	35,893	85,987	43,969	3,992,414
Units purchased	562	13,608	—	4,142	—	1,804,518
Units redeemed and transferred	(1)	(76,698)	(5,653)	(41,628)	(5,329)	(560,428)

Units outstanding at
December 31, 2006	13,117	117,054	30,240	48,501	38,640	5,236,504
Units purchased	—	—	—	—	—	171,045
Units redeemed and transferred	(8,199)	(52,824)	(17,064)	(23,788)	(16,057)	1,461,529

Units outstanding at
December 31, 2007	4,918	64,230	13,176	24,713	22,583	6,869,078

70

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard Mid-Cap Index Subaccount	Vanguard REIT Index Subaccount	Vanguard Short- Term Investment Grade Subaccount	Vanguard Total Bond Market Index Subaccount	Vanguard International Portfolio Subaccount(1)	Fidelity-VIP Mid Cap Subaccount
Units outstanding at					—
January 1, 2006	2,061,058	622,219	4,519,231	1,392,707	—	818,247
Units purchased	54,238	476,390	202,503	39,349		28,591
Units redeemed and transferred	(495,199)	(123,305)	516,987	(13,500)	—	(210,597)

Units outstanding at
December 31, 2006	1,620,097	975,304	5,238,721	1,418,556	—	636,241
Units purchased	5,002	54,835	6,971	9,084	2,276	48
Units redeemed and transferred	621,211	405,561	(56,042)	42,353	39,699	(458,740)

Units outstanding at
December 31, 2007	2,246,310	1,435,700	5,189,650	1,469,993	41,975	177,549

71

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund Subaccount	VA Global Bond Subaccount	VA Small Value Subaccount	VA Large Value Subaccount	VA Short-Term Fixed Subaccount
Units outstanding at
January 1, 2006	827,731	—	695,696	367,614	384,322	694,631
Units purchased	39,498	404	2,187,459	1,552,266	1,678,396	2,157,954
Units redeemed and transferred	(110,000)	287,499	64,520	(96,994)	(102,413)	55,921

Units outstanding at
December 31, 2006	757,229	287,903	2,947,675	1,822,886	1,960,305	2,908,506
Units purchased	512	158	338,171	181,320	177,161	333,915
Units redeemed and transferred	28,994	283,544	1,969,692	1,550,867	1,536,193	1,930,855

Units outstanding at
December 31, 2007	786,735	571,605	5,255,538	3,555,073	3,673,659	5,173,276

72

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA International Value Subaccount	VA International Small Subaccount
Units outstanding at
January 1, 2006	283,382	282,882
Units purchased	1,115,297	1,135,698
Units redeemed and transferred	(116,264)	(94,742)

Units outstanding at
December 31, 2006	1,282,415	1,323,838
Units purchased	99,712	107,006
Units redeemed and transferred	744,659	811,429

Units outstanding at
December 31, 2007	2,126,786	2,242,273

73

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated American Leaders
	12/31/2007	1,072,216	$1.08	to	$1.07	$1,233,048	1.76%	1.45% to 1.60%	-10.96%	to	-11.10%
	12/31/2006	1,895,497	1.21	to	1.20	2,509,704	1.55	1.45 to 1.60	15.14	to	14.97
	12/31/2005	2,219,794	1.05	to	1.05	2,548,990	1.67	1.45 to 1.60	3.53	to	3.37
	12/31/2004	3,106,121	1.02	to	1.01	3,416,633	1.39	1.45 to 1.60	8.21	to	8.05
	12/31/2003	3,546,686	0.94	to	0.94	3,629,279	1.35	1.45 to 1.60	25.87	to	25.68
Federated Capital Income
	12/31/2007	48,965	1.07	to	1.06	48,674	6.65	1.45 to 1.60	2.54	to	2.39
	12/31/2006	84,008	1.05	to	1.04	82,369	6.36	1.45 to 1.60	13.99	to	13.83
	12/31/2005	102,707	0.92	to	0.91	86,966	4.19	1.45 to 1.60	4.77	to	4.61
	12/31/2004	86,016	0.88	to	0.87	67,248	5.25	1.45 to 1.60	8.35	to	8.19
	12/31/2003	163,665	0.81	to	0.81	119,845	6.64	1.45 to 1.60	18.95	to	18.77
Federated Prime Money
	12/31/2007	3,476,654	1.07	to	1.06	3,850,769	4.71	1.45 to 1.60	3.25	to	3.10
	12/31/2006	3,511,564	1.04	to	1.03	3,795,638	4.45	1.45 to 1.60	3.06	to	2.91
	12/31/2005	3,183,557	1.00	to	1.00	3,325,311	2.64	1.45 to 1.60	1.24	to	1.09
	12/31/2004	3,964,177	0.99	to	0.99	4,098,781	0.84	1.45 to 1.60	(0.63)	to	(0.78)
	12/31/2003	3,716,605	1.00	to	1.00	3,901,918	0.69	1.45 to 1.60	(0.76)	to	(0.90)
Federated High Income Bond
	12/31/2007	1,706,891	1.46	to	1.44	2,449,777	7.73	1.45 to 1.60	1.94	to	1.79
	12/31/2006	1,687,796	1.43	to	1.42	2,381,621	10.18	1.45 to 1.60	9.23	to	9.06
	12/31/2005	2,449,461	1.31	to	1.30	3,156,689	8.19	1.45 to 1.60	1.19	to	1.04
	12/31/2004	2,565,554	1.29	to	1.29	3,267,978	6.96	1.45 to 1.60	8.88	to	8.72
	12/31/2003	2,731,195	1.19	to	1.18	3,185,955	3.76	1.45 to 1.60	20.47	to	20.29

74

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated Fund for U.S. Government Securities II
	12/31/2007	871,630	$1.23	to	$1.22	$1,159,460	5.85%	1.45% to 1.60%	4.76%	to	4.60%
	12/31/2006	2,048,314	1.18	to	1.17	2,616,450	3.66	1.45 to 1.60	2.65	to	2.50
	12/31/2005	1,789,538	1.15	to	1.14	2,217,190	4.59	1.45 to 1.60	0.57	to	0.43
	12/31/2004	2,523,000	1.14	to	1.13	3,069,148	5.68	1.45 to 1.60	2.13	to	1.97
	12/31/2003	5,204,871	1.12	to	1.11	6,184,620	3.48	1.45 to 1.60	0.90	to	0.75
Wanger U.S. Smaller Companies
	12/31/2007	998,937	1.65	to	1.63	1,857,843	0.00	1.45 to 1.60	3.87	to	3.72
	12/31/2006	1,411,871	1.59	to	1.58	2,491,144	0.25	1.45 to 1.60	6.34	to	6.18
	12/31/2005	1,759,253	1.49	to	1.48	2,937,325	0.00	1.45 to 1.60	9.67	to	9.51
	12/31/2004	2,259,468	1.36	to	1.36	3,410,459	0.00	1.45 to 1.60	16.64	to	16.46
	12/31/2003	2,184,519	1.17	to	1.16	2,856,735	0.00	1.45 to 1.60	41.18	to	40.97
Wanger International Small Cap
	12/31/2007	862,428	2.52	to	2.50	3,278,075	0.84	1.45 to 1.60	14.64	to	14.47
	12/31/2006	896,415	2.20	to	2.18	2,971,654	0.56	1.45 to 1.60	35.21	to	35.01
	12/31/2005	983,523	1.63	to	1.62	2,201,645	1.09	1.45 to 1.60	19.79	to	19.62
	12/31/2004	1,110,181	1.36	to	1.35	2,074,640	0.67	1.45 to 1.60	28.40	to	28.21
	12/31/2003	1,063,351	1.06	to	1.05	1,579,979	0.29	1.45 to 1.60	46.74	to	46.52
Gartmore NVIT Developing Markets Fund
	12/31/2007	593,571	3.89	to	3.85	2,439,656	0.45	1.45 to 1.60	41.45	to	41.24
	12/31/2006	591,597	2.75	to	2.73	1,708,231	0.60	1.45 to 1.60	32.66	to	32.46
	12/31/2005	184,372	2.07	to	2.06	411,881	0.52	1.45 to 1.60	29.64	to	29.45
	12/31/2004	141,291	1.60	to	1.59	254,162	0.58	1.45 to 1.60	18.07	to	17.89
	12/31/2003	157,693	1.35	to	1.35	236,354	0.08	1.45 to 1.60	57.42	to	57.19
WFAVT Small/MidCap Value
	12/31/2007	742,166	1.48	to	1.46	1,310,695	0.05	1.45 to 1.60	(2.12)	to	(2.27)
	12/31/2006	930,188	1.51	to	1.50	1,675,965	0.00	1.45 to 1.60	14.07	to	13.90
	12/31/2005	1,093,555	1.32	to	1.32	1,747,953	0.40	1.45 to 1.60	14.84	to	14.67
	12/31/2004	1,332,950	1.15	to	1.15	1,833,199	0.00	1.45 to 1.60	15.09	to	14.92
	12/31/2003	1,716,777	1.00	to	1.00	2,054,838	0.09	1.45 to 1.60	36.42	to	36.22
Columbia Small Company Growth
	12/31/2007	141,967	1.40	to	1.39	201,614	0.00	1.45 to 1.60	11.83	to	11.66
	12/31/2006	201,205	1.26	to	1.25	254,436	0.00	1.45 to 1.60	10.80	to	10.63
	12/31/2005	263,761	1.13	to	1.13	310,515	0.00	1.45 to 1.60	1.25	to	1.10
	12/31/2004	295,244	1.12	to	1.11	345,408	0.00	1.45 to 1.60	9.88	to	9.72
	12/31/2003	407,886	1.02	to	1.01	437,280	0.00	1.45 to 1.60	42.06	to	41.86

75

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Credit Suisse-International Focus
	12/31/2007	198,470	$1.70	to	$1.68	$330,347	0.98%	1.45% to 1.60%	14.92%	to	14.75%
	12/31/2006	229,506	1.48	to	1.46	332,293	0.85	1.45 to 1.60	16.96	to	16.79
	12/31/2005	315,084	1.26	to	1.25	390,553	0.94	1.45 to 1.60	15.77	to	15.59
	12/31/2004	327,242	1.09	to	1.08	350,268	1.01	1.45 to 1.60	13.10	to	12.93
	12/31/2003	323,601	0.96	to	0.96	306,280	0.71	1.45 to 1.60	31.19	to	31.00
Credit Suisse-Small Cap Core I Portfolio
	12/31/2007	1,399,824	1.05	to	1.04	1,791,640	0.00	1.45 to 1.60	(2.26)	to	(2.40)
	12/31/2006	1,435,605	1.07	to	1.06	1,876,650	0.00	1.45 to 1.60	3.27	to	3.12
	12/31/2005	1,530,639	1.04	to	1.03	1,918,716	0.00	1.45 to 1.60	(4.07)	to	(4.21)
	12/31/2004	1,557,578	1.08	to	1.07	2,039,507	0.00	1.45 to 1.60	9.28	to	9.12
	12/31/2003	1,676,953	0.99	to	0.98	2,014,246	0.00	1.45 to 1.60	46.43	to	46.21
Asset Allocation-Growth
	12/31/2007	23,487	1.56	to	1.55	36,716	0.85	1.45 to 1.60	6.21	to	6.05
	12/31/2006	112,520	1.47	to	1.46	165,691	0.71	1.45 to 1.60	13.97	to	13.80
	12/31/2005	194,689	1.29	to	1.29	251,605	0.52	1.45 to 1.60	10.64	to	10.48
	12/31/2004	407,616	1.17	to	1.16	476,198	0.04	1.45 to 1.60	12.55	to	12.38
	12/31/2003	—	1.04	to	1.04	—	0.00	1.45 to 1.60	28.93	to	28.74
MFS International Equity
	12/31/2007	267,974	1.60	to	1.59	426,835	0.96	1.45 to 1.60	7.58	to	7.42
	12/31/2006	340,036	1.49	to	1.48	503,775	1.28	1.45 to 1.60	21.31	to	21.14
	12/31/2005	242,418	1.22	to	1.22	295,981	0.77	1.45 to 1.60	11.26	to	11.09
	12/31/2004	234,892	1.10	to	1.10	257,948	0.00	1.45 to 1.60	12.70	to	12.54
	12/31/2003	1,349,510	0.98	to	0.97	1,317,742	0.00	1.45 to 1.60	23.50	to	23.32
Clarion Global Real Estate Securities
	12/31/2007	688,701	2.66	to	2.64	1,985,103	9.87	1.45 to 1.60	(8.05)	to	(8.18)
	12/31/2006	284,247	2.89	to	2.87	885,147	1.42	1.45 to 1.60	40.25	to	40.04
	12/31/2005	492,513	2.06	to	2.05	1,124,339	1.56	1.45 to 1.60	11.86	to	11.69
	12/31/2004	597,929	1.84	to	1.84	1,223,252	2.24	1.45 to 1.60	30.96	to	30.76
	12/31/2003	744,643	1.41	to	1.40	1,180,339	2.00	1.45 to 1.60	33.80	to	33.60
Asset Allocation-Conservative
	12/31/2007	292,119	1.38	to	1.37	402,286	1.85	1.45 to 1.60	4.86	to	4.70
	12/31/2006	839,364	1.31	to	1.31	1,102,878	3.25	1.45 to 1.60	7.89	to	7.73
	12/31/2005	976,765	1.22	to	1.21	1,189,685	2.76	1.45 to 1.60	3.68	to	3.53
	12/31/2004	873,823	1.17	to	1.17	1,026,581	0.24	1.45 to 1.60	8.14	to	7.98
	12/31/2003	166,604	1.09	to	1.08	181,004	0.11	1.45 to 1.60	21.16	to	20.98

76

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Small/Mid Cap Value
	12/31/2007		378,394	$2.11	to	$2.09	$1,375,187	0.88%	1.45% to 1.60%	22.95%	to	22.77%
	12/31/2006		571,755	1.72	to	1.70	1,742,349	0.84	1.45 to 1.60	16.37	to	16.20
	12/31/2005		736,481	1.48	to	1.47	1,982,416	0.41	1.45 to 1.60	11.94	to	11.78
	12/31/2004		922,218	1.32	to	1.31	2,222,188	0.00	1.45 to 1.60	14.68	to	14.51
	12/31/2003		1,423,344	1.15	to	1.15	2,924,588	0.00	1.45 to 1.60	88.11	to	87.83
T.Rowe Price Small Cap
	12/31/2007		42,568	1.03	to	1.02	43,635	0.00	1.45 to 1.60	8.03	to	7.87
	12/31/2006	(1)	86,466	0.95	to	0.95	82,051	0.00	1.45 to 1.60	(5.11)	to	(5.20)
Templeton Transamerica Global
	12/31/2007		744,120	1.78	to	1.76	1,319,354	1.52	1.45 to 1.60	13.59	to	13.42
	12/31/2006		805,794	1.57	to	1.55	1,258,314	1.30	1.45 to 1.60	17.10	to	16.92
	12/31/2005		859,939	$1.34	to	$1.33	1,147,381	0.26	1.45 to 1.60	5.94	to	5.78
	12/31/2004		926,547	1.26	to	1.26	1,167,564	0.02	1.45 to 1.60	7.89	to	7.73
	12/31/2003		1,367,677	0.85	to	0.85	1,160,932	0.00	1.50	21.43
Transamerica Science and Technology
	12/31/2007		—	1.91	to	1.89	—	0.00	1.45 to 1.60	30.85	to	30.65
	12/31/2006		—	1.46	to	1.45	—	0.00	1.45 to 1.60	(0.44)	to	(0.58)
	12/31/2005		12,978	1.47	to	1.46	19,025	0.42	1.45 to 1.60	0.61	to	0.46
	12/31/2004		12,978	1.46	to	1.45	18,910	0.00	1.45 to 1.60	6.51	to	6.35
	12/31/2003		12,978	1.37	to	1.36	17,755	0.00	1.45 to 1.60	48.80	to	48.58
JPMorgan Enhanced Index
	12/31/2007		983,645	1.16	to	1.15	1,217,671	1.22	1.45 to 1.60	3.04	to	2.88
	12/31/2006		1,554,102	1.13	to	1.12	1,869,692	1.06	1.45 to 1.60	13.67	to	13.50
	12/31/2005		1,831,911	0.99	to	0.98	1,945,336	1.26	1.45 to 1.60	1.98	to	1.83
	12/31/2004		2,070,652	0.97	to	0.97	2,172,984	0.79	1.45 to 1.60	9.43	to	9.27
	12/31/2003		2,995,328	0.89	to	0.88	2,848,995	0.54	1.45 to 1.60	27.10	to	26.91
Asset Allocation-Moderate
	12/31/2007		728,477	1.45	to	1.44	1,057,883	2.27	1.45 to 1.60	6.40	to	6.25
	12/31/2006		1,599,571	1.37	to	1.36	2,183,874	2.64	1.45 to 1.60	9.89	to	9.73
	12/31/2005		1,539,555	1.24	to	1.24	1,912,847	2.19	1.45 to 1.60	5.91	to	5.76
	12/31/2004		345,484	1.17	to	1.17	405,133	0.25	1.45 to 1.60	9.80	to	9.64
	12/31/2003		169,021	1.07	to	1.07	180,502	0.12	1.45 to 1.60	23.08	to	22.90

77

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation-Moderate Growth
	12/31/2007	613,911	$1.52	to	$1.51	$934,151	2.26%	1.45% to 1.60%	6.26%	to	6.10%
	12/31/2006	840,879	1.43	to	1.42	1,203,930	1.61	1.45 to 1.60	12.21	to	12.05
	12/31/2005	838,728	1.28	to	1.27	1,070,224	1.09	1.45 to 1.60	8.34	to	8.18
	12/31/2004	1,077,923	1.18	to	1.17	1,269,617	0.17	1.45 to 1.60	11.92	to	11.75
	12/31/2003	201,936	1.05	to	1.05	212,524	0.15	1.45 to 1.60	25.35	to	25.17
PIMCO Total Return
	12/31/2007	2,813,844	1.25	to	1.24	3,505,064	2.92	1.45 to 1.60	7.38	to	7.22
	12/31/2006	2,033,649	1.16	to	1.15	2,360,347	3.17	1.45 to 1.60	2.73	to	2.57
	12/31/2005	2,434,317	1.13	to	1.12	2,750,689	1.72	1.45 to 1.60	0.87	to	0.72
	12/31/2004	2,574,402	1.12	to	1.12	2,883,938	1.82	1.45 to 1.60	3.00	to	2.85
	12/31/2003	1,360,190	1.09	to	1.08	1,479,330	1.16	1.45 to 1.60	3.40	to	3.25
Legg Mason Partners All Cap
	12/31/2007	76,488	1.23	to	1.22	94,070	1.30	1.45 to 1.60	(0.42)	to	(0.56)
	12/31/2006	84,099	1.24	to	1.23	103,910	0.99	1.45 to 1.60	16.87	to	16.69
	12/31/2005	94,507	1.06	to	1.05	99,938	0.61	1.45 to 1.60	2.59	to	2.44
	12/31/2004	101,233	1.03	to	1.03	104,378	0.23	1.45 to 1.60	7.58	to	7.42
	12/31/2003	115,542	0.96	to	0.96	110,742	0.34	1.45 to 1.60	33.22	to	33.03
Transamerica Equity
	12/31/2007	3,328,545	1.52	to	1.51	5,061,656	0.02	1.45 to 1.60	14.61	to	14.44
	12/31/2006	4,500,481	1.33	to	1.32	5,973,427	0.00	1.45 to 1.60	7.17	to	7.01
	12/31/2005	2,711,547	1.24	to	1.23	3,361,814	0.38	1.45 to 1.60	14.88	to	14.71
	12/31/2004	2,632,498	1.08	to	1.07	2,841,839	0.00	1.45 to 1.60	14.15	to	13.98
	12/31/2003	1,877,157	0.95	to	0.94	1,775,880	0.00	1.45 to 1.60	29.35	to	29.16
Transamerica Growth Opportunities
	12/31/2007	195,531	2.06	to	2.04	401,552	0.05	1.45 to 1.60	21.32	to	21.14
	12/31/2006	228,045	1.70	to	1.68	386,041	0.22	1.45 to 1.60	3.60	to	3.45
	12/31/2005	250,663	1.64	to	1.63	409,813	0.00	1.45 to 1.60	14.57	to	14.40
	12/31/2004	371,141	1.43	to	1.42	529,869	0.00	1.45 to 1.60	14.96	to	14.79
	12/31/2003	962,721	1.24	to	1.24	1,196,548	0.00	1.45 to 1.60	29.34	to	29.15
Transamerica Value Balanced
	12/31/2007	348,294	1.43	to	1.42	496,273	2.03	1.45 to 1.60	5.18	to	5.03
	12/31/2006	651,426	1.36	to	1.35	883,621	2.32	1.45 to 1.60	13.62	to	13.46
	12/31/2005	925,623	1.20	to	1.19	1,105,214	3.05	1.45 to 1.60	5.07	to	4.92
	12/31/2004	833,050	1.14	to	1.13	946,540	1.67	1.45 to 1.60	8.39	to	8.23
	12/31/2003	175,489	1.05	to	1.05	184,124	2.64	1.45 to 1.60	18.44	to	18.27

78

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Van Kampen Active International Allocation
	12/31/2007		2,875,483	$1.75	to	$1.73	$4,944,839	3.11%	1.45% to 1.60%	13.94%	to	13.77%
	12/31/2006		2,547,233	1.54	to	1.52	3,848,248	0.32	1.45 to 1.60	21.75	to	21.57
	12/31/2005		2,675,255	1.26	to	1.25	3,314,536	3.43	1.45 to 1.60	12.17	to	12.00
	12/31/2004		2,937,681	1.13	to	1.12	3,239,215	2.79	1.45 to 1.60	14.38	to	14.21
	12/31/2003		2,062,417	0.98	to	0.98	1,958,634	1.87	1.45 to 1.60	30.91	to	30.72
Van Kampen Mid-Cap Growth
	12/31/2007		133,909	1.06	to	1.05	141,802	0.00	1.45 to 1.60	20.77	to	20.59
	12/31/2006		136,090	0.88	to	0.87	119,323	0.00	1.45 to 1.60	8.34	to	8.18
	12/31/2005		142,961	0.81	to	0.81	115,737	0.09	1.45 to 1.60	6.02	to	5.86
	12/31/2004		128,007	0.77	to	0.76	97,710	0.00	1.45 to 1.60	5.61	to	5.45
	12/31/2003		148,511	0.72	to	0.72	107,441	0.00	1.45 to 1.60	26.32	to	26.14
Capital Guardian Global
	12/31/2007		133,489	1.40	to	1.39	186,227	0.84	1.45 to 1.60	4.78	to	4.62
	12/31/2006		105,097	1.33	to	1.33	139,954	3.21	1.45 to 1.60	12.69	to	12.52
	12/31/2005		52,495	1.18	to	1.18	62,077	0.59	1.45 to 1.60	8.61	to	8.45
	12/31/2004	(1)	16,346	1.09	to	1.09	17,812	0.15	1.45 to 1.60	8.98	to	8.88
											to
Capital Guardian Value
	12/31/2007		1,653,568	1.28	to	1.27	2,111,440	1.07	1.45 to 1.60	(7.63)	to	(7.77)
	12/31/2006		1,773,122	1.38	to	1.38	2,452,317	1.43	1.45 to 1.60	14.84	to	14.67
	12/31/2005		1,951,220	1.20	to	1.20	2,350,388	0.98	1.45 to 1.60	6.17	to	6.02
	12/31/2004	(1)	1,827,467	1.13	to	1.13	2,073,492	0.18	1.45 to 1.60	13.46	to	13.35
											to
AllianceBernstein Growth
	12/31/2007		109,799	1.15	to	1.14	126,505	0.00	1.45 to 1.60	11.05	to	10.88
	12/31/2006		188,232	1.04	to	1.03	195,302	0.00	1.45 to 1.60	(2.65)	to	(2.79)
	12/31/2005		229,430	1.07	to	1.06	244,527	0.00	1.45 to 1.60	10.04	to	9.88
	12/31/2004		464,509	0.97	to	0.96	449,876	0.00	1.45 to 1.60	12.89	to	12.72
	12/31/2003		299,465	0.86	to	0.85	256,911	0.00	1.45 to 1.60	32.78	to	32.58
AllianceBernstein Global Technology
	12/31/2007		57,292	0.99	to	0.98	56,644	0.00	1.45 to 1.60	18.17	to	18.00
	12/31/2006		58,940	0.84	to	0.83	49,349	0.00	1.45 to 1.60	6.84	to	6.68
	12/31/2005		78,084	0.79	to	0.78	61,219	0.00	1.45 to 1.60	2.17	to	2.02
	12/31/2004		80,312	0.77	to	0.77	61,681	0.00	1.45 to 1.60	3.58	to	3.43
	12/31/2003		99,330	0.74	to	0.74	73,672	0.00	1.45 to 1.60	41.74	to	41.53

79

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AllianceBernstein Large Cap Growth
	12/31/2007	13,320	$1.03	to	$1.02	$13,614	0.00%	1.45% to 1.60%	11.98%	to	11.82%
	12/31/2006	34,652	0.92	to	0.91	31,535	0.00	1.45 to 1.60	(2.06)	to	(2.20)
	12/31/2005	55,455	0.93	to	0.93	51,676	0.00	1.45 to 1.60	13.21	to	13.04
	12/31/2004	48,320	0.83	to	0.82	39,864	0.00	1.45 to 1.60	6.79	to	6.63
	12/31/2003	50,757	0.77	to	0.77	39,212	0.00	1.45 to 1.60	21.60	to	21.43
The Dreyfus Socially Responsible Growth Fund, Inc.
	12/31/2007	4,918	0.95	to	0.94	4,659	0.34	1.45 to 1.60	5.95	to	5.79
	12/31/2006	13,117	0.89	to	0.89	11,729	0.00	1.45 to 1.60	7.40	to	7.25
	12/31/2005	12,556	0.83	to	0.83	10,454	0.00	1.45 to 1.60	1.88	to	1.73
	12/31/2004	10,772	0.82	to	0.81	8,803	0.07	1.45 to 1.60	4.42	to	4.27
	12/31/2003	31,873	0.78	to	0.78	24,943	0.00	1.45 to 1.60	23.96	to	23.77
Dreyfus VIF-Appreciation
	12/31/2007	64,230	1.19	to	1.18	76,462	1.56	1.45 to 1.60	5.32	to	5.16
	12/31/2006	117,054	1.13	to	1.12	132,043	1.42	1.45 to 1.60	14.55	to	14.38
	12/31/2005	180,144	0.99	to	0.98	177,451	0.00	1.45 to 1.60	2.63	to	2.48
	12/31/2004	212,098	0.96	to	0.96	203,198	0.14	1.45 to 1.60	3.29	to	3.14
	12/31/2003	2,160,006	0.93	to	0.93	2,011,508	1.23	1.45 to 1.60	19.10	to	18.93
Seligman Global Technology
	12/31/2007	13,176	1.17	to	1.16	15,342	0.00	1.45 to 1.60	13.63	to	13.46
	12/31/2006	30,240	1.03	to	1.02	30,962	0.00	1.45 to 1.60	16.02	to	15.85
	12/31/2005	35,893	0.89	to	0.88	31,712	0.00	1.45 to 1.60	6.41	to	6.25
	12/31/2004	54,057	0.83	to	0.83	44,925	0.00	1.45 to 1.60	2.35	to	2.19
	12/31/2003	66,824	0.82	to	0.81	54,327	0.00	1.45 to 1.60	34.11	to	33.92
Seligman Communications and Information
	12/31/2007	24,713	1.39	to	1.38	34,177	0.00	1.45 to 1.60	13.46	to	13.29
	12/31/2006	48,501	1.23	to	1.22	59,100	0.00	1.45 to 1.60	20.27	to	20.10
	12/31/2005	85,987	1.02	to	1.01	87,402	0.00	1.45 to 1.60	5.99	to	5.84
	12/31/2004	74,833	0.96	to	0.96	71,851	0.00	1.45 to 1.60	9.27	to	9.11
	12/31/2003	85,114	0.88	to	0.88	74,868	0.00	1.45 to 1.60	42.00	to	41.79

80

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Seligman Capital
	12/31/2007	22,583	$1.19	to	$1.18	$26,730	0.00%	1.45% to 1.60%	14.58%	to	14.41%
	12/31/2006	38,640	1.04	to	1.03	39,850	0.00	1.45 to 1.60	4.30	to	4.14
	12/31/2005	43,969	0.99	to	0.99	43,508	0.00	1.45 to 1.60	10.60	to	10.44
	12/31/2004	345,250	0.90	to	0.89	309,939	0.00	1.45 to 1.60	6.75	to	6.59
	12/31/2003	170,506	0.84	to	0.84	143,329	0.00	1.45 to 1.60	33.82	to	33.62
Vanguard Equity Index
	12/31/2007	6,869,078	1.37	to	1.36	9,428,900	1.35	1.45 to 1.60	3.87	to	3.71
	12/31/2006	5,236,504	1.32	to	1.31	6,918,632	1.56	1.45 to 1.60	14.06	to	13.89
	12/31/2005	3,992,414	1.16	to	1.15	4,624,394	1.89	1.45 to 1.60	3.30	to	3.15
	12/31/2004	3,796,162	1.12	to	1.12	4,258,596	1.20	1.45 to 1.60	9.22	to	9.05
	12/31/2003	2,767,220	1.03	to	1.03	2,843,453	0.95	1.45 to 1.60	26.63	to	26.45
Vanguard Mid-Cap Index
	12/31/2007	2,246,310	1.64	to	1.62	3,672,590	1.00	1.45 to 1.60	4.62	to	4.46
	12/31/2006	1,620,097	1.57	to	1.55	2,531,537	1.10	1.45 to 1.60	12.13	to	11.97
	12/31/2005	2,061,058	1.40	to	1.39	2,873,558	1.07	1.45 to 1.60	12.35	to	12.19
	12/31/2004	2,271,439	1.24	to	1.24	2,819,481	0.83	1.45 to 1.60	18.59	to	18.42
	12/31/2003	2,044,723	1.05	to	1.05	2,140,951	0.52	1.45 to 1.60	32.14	to	31.95
Vanguard REIT Index
	12/31/2007	1,435,700	1.94	to	1.92	2,779,039	1.67	1.45 to 1.60	(17.80)	to	(17.92)
	12/31/2006	975,304	2.36	to	2.34	2,295,538	1.86	1.45 to 1.60	33.01	to	32.81
	12/31/2005	622,219	1.77	to	1.76	1,100,436	3.90	1.45 to 1.60	10.24	to	10.08
	12/31/2004	981,131	1.61	to	1.60	1,574,568	2.42	1.45 to 1.60	28.64	to	28.45
	12/31/2003	668,543	1.25	to	1.25	834,309	1.44	1.45 to 1.60	33.55	to	33.35
Vanguard Short-Term Investment Grade
	12/31/2007	5,189,650	1.16	to	1.15	6,031,358	4.29	1.45 to 1.60	4.50	to	4.35
	12/31/2006	5,238,721	1.11	to	1.11	5,828,882	3.27	1.45 to 1.60	3.42	to	3.27
	12/31/2005	4,519,231	1.08	to	1.07	4,862,555	3.15	1.45 to 1.60	0.79	to	0.64
	12/31/2004	4,310,169	1.07	to	1.06	4,601,425	2.28	1.45 to 1.60	0.60	to	0.46
	12/31/2003	2,470,733	1.06	to	1.06	2,622,004	3.73	1.45 to 1.60	2.07	to	1.92
Vanguard Total Bond Market Index
	12/31/2007	1,469,993	1.22	to	1.21	1,785,669	3.99	1.45 to 1.60	5.45	to	5.29
	12/31/2006	1,418,556	1.15	to	1.15	1,635,308	3.98	1.45 to 1.60	2.82	to	2.67
	12/31/2005	1,392,707	1.12	to	1.12	1,562,074	3.92	1.45 to 1.60	0.94	to	0.79
	12/31/2004	1,377,213	1.11	to	1.11	1,530,610	5.04	1.45 to 1.60	2.71	to	2.56
	12/31/2003	1,521,413	1.08	to	1.08	1,646,824	1.89	1.45 to 1.60	2.53	to	2.38

81

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard International Portfolio
	12/31/2007	(1)	41,975	$1.08	to	$1.07	$45,126	0.00%	1.45% to 1.60%	7.52%	to	7.42%
Fidelity-VIP Mid Cap
	12/31/2007		177,549	1.80	to	1.79	318,570	0.97	1.45 to 1.60	13.97	to	13.80
	12/31/2006		636,241	1.58	to	1.57	1,002,214	0.40	1.45 to 1.60	11.09	to	10.93
	12/31/2005		818,247	1.42	to	1.41	1,160,402	0.00	1.45 to 1.60	16.62	to	16.45
	12/31/2004	(1)	796,132	1.22	to	1.21	968,213	0.00	1.45 to 1.60	21.62	to	21.50
Fidelity-VIP Value Strategies
	12/31/2007		786,735	1.35	to	1.35	1,064,703	1.05	1.45 to 1.60	4.21	to	4.05
	12/31/2006		757,229	1.30	to	1.29	983,847	0.61	1.45 to 1.60	14.68	to	14.51
	12/31/2005		827,731	1.13	to	1.13	937,889	0.00	1.45 to 1.60	1.20	to	1.05
	12/31/2004	(1)	726,498	1.12	to	1.12	813,431	0.00	1.45 to 1.60	11.97	to	11.86
Fidelity-VIP Contrafund
	12/31/2007		571,605	1.19	to	1.19	682,296	1.00	1.45 to 1.60	15.90	to	15.73
	12/31/2006	(1)	287,903	1.03	to	1.03	296,686	1.99	1.45 to 1.60	3.05	to	2.95
VA Global Bond
	12/31/2007		5,255,538	1.06			5,586,369	2.48	1.45		6.29
	12/31/2006		2,947,675	1.02			3,015,660	0.54	1.45		2.26
	12/31/2005	(1)	695,696	1.00			696,039	12.50	1.45		0.05
VA Small Value
	12/31/2007		3,555,073	1.16			4,129,562	1.23	1.45		16.16
	12/31/2006		1,822,886	1.37			2,496,889	1.26	1.45		36.97
	12/31/2005	(1)	367,614	1.15			422,290	0.89	1.45		14.87
VA Large Value
	12/31/2007		3,673,659	1.24			4,565,792	1.54	1.45		24.28
	12/31/2006		1,960,305	1.30			2,546,826	1.86	1.45		29.92
	12/31/2005	(1)	384,322	1.10			422,775	3.29	1.45		10.01
VA Short-Term Fixed
	12/31/2007		5,173,276	1.07			5,554,598	5.60	1.45		7.37
	12/31/2006		2,908,506	1.04			3,018,250	5.53	1.45		3.77
	12/31/2005	(1)	694,631	1.01			698,922	7.15	1.45		0.62

82

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA International Value
	12/31/2007		2,126,786	$1.69	$3,584,260	3.75%	1.45%	68.53%
	12/31/2006		1,282,415	1.54	1,979,879	4.28	1.45	54.39
	12/31/2005	(1)	283,382	1.16	330,052	6.46	1.45	16.47
VA International Small
	12/31/2007		2,242,273	1.53	3,424,991	2.16	1.45	52.75
	12/31/2006		1,323,838	1.45	1,924,563	2.97	1.45	45.38
	12/31/2005	(1)	282,882	1.18	334,227	4.65	1.45	18.15

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote.

83

Monumental Life Insurance Company

Separate Account VA CC - Advisor’s Edge Select Variable Annuity

Notes to Financial Statements

December 31, 2007

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 1.30%, 1.35%, or 1.45% (depending on the death benefit selected) is assessed.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by MLIC. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of MLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

84

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account. Note 20

	(2)		Not Applicable.

	(3)	(a)	Principal Underwriting Agreement by and between Monumental Life Insurance Company on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 1
		(a)(1)	Amendment No. 1 to Principal Underwriting Agreement. Note 1
		(a)(2)	Amendment No. 2 to Principal Underwriting Agreement. Note 1
		(a)(3)	Amendment No. 3 to Principal Underwriting Agreement. Note 21
		(b)	Form of Broker/Dealer Supervision and Sales Agreement. Note 2
		(b)(1)	Form of Life Insurance Company Product Sales Agreement. Note 21
		(b)(2)	Form of Life Insurance Company Product Sales Agreement Note 23

	(4)	(a)	Form of variable annuity contract (Dimensional). Note 20
		(b)	Form of variable annuity contract (Advisor’s Edge Select) Note 3
		(c)	Form of variable annuity policy (Advisor’s Edge) Note 4
		(d)	Form of variable annuity policy (Advisor’s Edge Select) Note 4
		(e)	Form of Policy Rider (Guaranteed Minimum Income Benefit) Note 5
		(f)	Form of Policy Rider (Additional Death Benefit) Note 5
		(g)	Form of Policy Rider (Additional Death Benefit) Note 5
		(j)	Form of Policy Rider (Life with Emergency Cash) Note 5
		(i)	Form of Policy Rider (Initial Payment Guarantee) Note 5
		(j)	Form of Policy Rider (Additional Death Distribution II) Note 6
		(k)	Form of Policy Rider (Additional Death Benefit RTP 18 0103). Note 6
		(l)	Form of Policy Rider (Architect) Note 21

	(5)	(a)	Form of Application for Dimensional. Note 20

	(6)	(a)	Restated Articles of Incorporation and Articles of Redomestication of Monumental Life Insurance Company. Note 1
		(b)	Amended and Restated By Laws of Monumental Life Insurance Company. Note 1

	(7)		Not Applicable.

	(8)	(a)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994. Note 20
		(a)(1)	Amended and Restated Participation Agreement (DFA). Note 22
		(a)(2)	Assumption Agreement to Participation Agreement (DFA). Note 22
		(b)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994. Note 20
		(c)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995. Note 7
		(d)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995. Note 7
		(e)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995. Note 7
		(f)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of April 27, 2000. Note 8

	(g)	Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(h)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(i)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995. Note 9
	(j)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(k)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997. Note 9
	(l)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991. Note 10
	(m)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 11
	(m)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc. Note 4
	(m)(2)	Amendment No. 31 to Participation Agreement (ATSF). Note 12
	(m)(3)	Amendment No. 32 to Participation Agreement (ATSF). Note 13
	(m)(4)	Amendment No. 36 to Participation Agreement (TST) Note 24
	(n)	Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000. Note 14
	(n)(1)	Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P and Alliance Fund Distributors, Inc. dated August 2, 2000. Note 4
	(o)	Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997. Note 15
	(o)(1)	Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000. Note 16
	(p)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999. Note 17
	(p)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management , LLC, and PFL Life Insurance Company dated July 28, 2000. Note 16
	(q)	Fund Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company. Note 18
(8)	(r)	Participation Agreement by and between Variable Insurance Products Fund and Peoples Benefit Life Insurance Company. Note 13
(8)	(r)(1)	Second Amendment to Participation Agreement (Fidelity). Note 18
(8)	(r)(2)	Fourth Amendment to Participation Agreement (Fidelity). Note 24
(8)	(s)	Participation Agreement (Wells Fargo). Note 18
(8)	(t)	Participation Agreement (Vanguard). Note 18
(9)	(a)	Opinion and Consent of Counsel. Note 24
(9)	(b)	Consent of Counsel. Note 24

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 24
(10)	(b)	Opinion and Consent of Actuary. Note 19

(11)		Not applicable.

(12)		Not applicable.

(13) Performance Data Calculations. Note 19

(14) Powers of Attorney. (Ralph L. Arnold, Darryl D. Button, Craig D. Vermie, Arthur C. Schneider, Robert J. Kontz, Brenda K. Clancy, Marilyn Carp, Henry G. Hagan, Larry N. Norman, James A. Beardsworth, Eric J. Martin) Note 20
(M. Craig Fowler) Note 21

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-138040) filed on April 27, 2007.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-138040) filed on October 17, 2006.

Note 3	Incorporated herein by reference to the Post-Effective Amendment No. 9 to N-4 Registration Statement (File No. 33-80958), filed June 3, 1998.

Note 4	Incorporated herein by reference to the Post-Effective Amendment No. 12 to N-4 Registration Statement (File No. 33-80958) filed September 5, 2000.

Note 5	Incorporated herein by reference to the Post-Effective Amendment No. 18 to N-4 Registration Statement (File No. 33-80958) filed May 1, 2002.

Note 6	Incorporated herein by reference to the Post-Effective Amendment No. 19 to N-4 Registration Statement (File No. 33-80958) filed on May 1, 2003.

Note 7	Incorporated herein by reference to the Post-Effective Amendment No. 3 to N-4 Registration Statement (File No. 33-80958) filed on November 20, 1995

Note 8	Incorporated herein by reference to the Post-Effective Amendment No. 4 to N-4 Registration Statement (File No. 33-80958) filed on April 30, 1996.

Note 9	Incorporated herein by reference to the Post-Effective Amendment No. 7 to N-4 Registration Statement (File No.33-80958) filed on April 30, 1997.

Note 10	Incorporated herein by reference to the Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 33-80958) filed on April 30, 1998.

Note 11	Incorporated herein by reference to the Post-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-26209) filed on April 29, 1998.

Note 12	Incorporated herein by reference to the Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 13	Incorporated herein by reference to the Post-Effective Amendment No. 24 to N-4 Registration Statement (File No. 33-80958) filed on April 27, 2005.

Note 14	Incorporated herein by reference to the Post-Effective Amendment No. 3 to N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 15	Incorporated herein by reference to the Initial Registration Statement on Form N-4 (File No. 333-26209) filed on April 30, 1997.

Note 16	Incorporated herein by reference to the Post-Effective Amendment No. 14 to N-4 Registration Statement (File No. 33-80958) filed on December 1, 2000.

Note 17	Incorporated herein by reference to the Post-Effective Amendment No. 2 to N-4 Registration Statement (File No. 33-56908) filed on April 27, 2000.

Note 18	Incorporated herein by reference to the Post-Effective Amendment No. 26 to N-4 Registration Statement (File No. 33-80958) filed on April 27, 2007.

Note 19	Incorporated herein by reference to the Post-Effective Amendment No. 25 to N-4 Registration Statement (File No. 33-80958) filed on April 26, 2006.

Note 20	Filed with the Initial Filing on N-4 Registration Statement (File No. 333 -146323) filed on September 26, 2007.

Note 21	Filed with Post-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-146323) filed on October 11, 2007.

Note 22	Filed with Post-Effective Amendment No. 3 to N-4 Registration Statement (File 333-146323) filed on December 21, 2007

Note 23	Incorporated herein by reference to Post Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125 817) filed on February 15, 2008.

Note 24	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Monumental Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Henry G. Hagan 2 East Chase Street Baltimore, Maryland 21202	Director, Chairman of the Board and President and Chief Executive Officer

Darryl D. Button 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Financial Officer

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, General Counsel and Assistant Secretary

Ralph L. Arnold 2 East Chase Street Baltimore, Maryland 21202	Director, Senior Vice President and Chief Operations Officer

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President and Chief Operating Officer

Marilyn Carp 520 Park Avenue Baltimore, Maryland 21201-4500	Director, Executive Vice President-Director of Marketing Service Group

Larry N. Norman 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Executive Vice President-Financial Markets Group

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Eric J. Martin 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

M. Craig Fowler 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

Item 26.	Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor
AEGON Dealer Services Canada, Inc.	Canada	100% National Financial Corporation	Mutual fund dealership
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Ireland Services Limited	Ireland	100% AEGON Ireland Holding B.V.	Provides the services of staff and vendors to AEGON Financial Assurance Ireland, Limited and AEGON Global Institutional Markets, PLC
AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan)	Life insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (42.54%); Transamerica Occidental Life Insurance Company (21.38%); Monumental Life Insurance Company (20.54%); Life Investors Insurance Company of America (15.54%)	Investment vehicle for securities lending cash collaterol
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON Direct Marketing Services e Corretora de Seguros de Vida Ltda.	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company
AEGON N.V.	Netherlands	22.238% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company
AEGON U.S. Holding Corporation	Delaware	1056 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Voting Preferred Stock owned by Transamerica Corporation	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Member: Monumental Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
Asia Investments Holdings, Limited	Hong Kong	99% TOLIC	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business
Bankers Financial Life Ins. Co.	Arizona	Class B Common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Class A Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated), Chen Jun	Insurance Agency
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency
Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company
Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer
COLI Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Commonwealth General Corporation (“CGC”)	Delaware	AEGON U.S. Corporation owns 100 shares; AEGON USA, Inc. owns 5 shares	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
CRG Fiduciary Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
ECB Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Inactive
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
Executive Benefit Services, Inc.	California	100% Clark Consulting, Inc.	Inactive
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	100% Commonwealth General Corporation	Investments
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	100% Garnet Community Investments XI, LLC	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affilaite (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary
Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company
Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, Inc. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
Life Investors Insurance Company of America	Iowa	679,802 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
LIICA Holdings, LLC	Delaware	Sole Member: Life Investors Insurance Company of America	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Life Investors Insurance Company of America	Captive insurance company
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, Inc.	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, Inc.	Insurance company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping
Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% TOLIC	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Company.; 23% Transamerica Occidental Life Insurance Company; 1% Stonebridge Life Insurance Company; 11% Life Investors Insurance Company of America; 19% Monumental Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 10% owned by Transamerica Occidental Life Insurance Company; 41.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	34% owned by Transamerica Life Insurance Company; 30% owned by Transamerica Occidental Life Insurance Company; 32% owned by Monumental Life Insurance Company; 4% owned by Transamerica Financial Life Insurance Company	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Manager: AEGON USA Realty Advisors, Inc.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	CA	General Partners: Transamerica International Holdings, Inc. ; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, Inc. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns-23%	Fund advisor

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Direct Marketing Group-Mexico Servicios S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
Transamerica Direct Marketing Services Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International B.V.	Marketing company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages
Transamerica IDEX Mutual Funds	Delaware	100% InterSecurities, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance
Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Investment Management, LLC	Advisor
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company
Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	1,104,117 shares Common Stock owned by Transamerica International Holdings, Inc.; 1,103,466 shares of Preferred Stock owned by Transamerica Corporation	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% TOLIC; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of administrative services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor
Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive
Westcap Investors Series Fund, LLC	Delaware	Transamerica Investment Management, LLC is the Managing Member	This Series Fund is an unregistered investments vehicle for Transamerica Investment Management, LLC (former Westcap Investors, LLC) clients are Members

As of 1/1/2008

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware	Manager: AEGON USA Investment Management, LLC	Aggregating vehicle formed to hold various fund investments.

As of 1/1/2008

Item 27.	Number of Contract Owners

As of February 29, 2008, there were 5,150 Contract owners of Advisor’s Edge Variable Annuity; and 1,270 Contract owners of Advisor’s Edge Select.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Robert R. Frederick	(1)	Chief Operations Officer, President and Director

John T. Mallett	(1)	Director

Mark W. Mullin	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Executive Vice President and Chief Financial Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Linda S. Gilmer	(1)	Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Jeffrey Eng	(6)	Assistant Secretary

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001

(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719

(3)	400 West Market Street, Louisville, KY 40202

(4)	570 Carillon Parkway, St. Petersburg, FL 33716

(5)	1111 North Charles Street, Baltimore, MD 21201

(6)	600 S. Hwy 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(2)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation(1)	$532,459	0	0	0
Transamerica Capital, Inc.	$1,100,931	0	0	0

(1)	Effective May 1, 2007, Transamerica Capital, Inc. replaced AFSG Securities Corporation as principal underwriter for the policies.

(2)	Fiscal Year 2007

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Monumental Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Monumental Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Monumental Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Monumental Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Monumental Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2008.

SEPARATE ACCOUNT VA CC

MONUMENTAL LIFE INSURANCE COMPANY
Depositor
*
Henry G. Hagan
Chairman of the Board and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Henry G. Hagan	Director, Chairman of the Board, President and Chief Executive Officer	2008

* Brenda K. Clancy	Director and Executive Vice President And Chief Operating Officer	2008

* Larry N. Norman	Director and Executive Vice President, Financial Markets Group	2008

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	2008

* Marilyn Carp	Director and Executive Vice President – Director of Marketing Service Group	2008

* Craig D. Vermie	Director, Assistant Secretary, Senior Vice President and General Counsel	2008

* Robert J. Kontz	Director and Vice President	2008

* Eric J. Martin	Vice President and Corporate Controller	2008

* Darryl D. Button	Director, Chief Financial Officer and Senior Vice President	2008

* M. Craig Fowler	Treasurer and Vice President	2008

* Ralph L. Arnold	Director, Senior Vice President and Chief Operations Officer	2008

/s/ Darin D. Smith *By: Darin D. Smith	Vice President and Assistant Secretary	April 25, 2008

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith

Registration No.

333 - 146323

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA CC

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
8(m)(4)	Amendment No. 36 to Participation Agreement (TST)

8(r)(2)	Fourth Amendment to Participation Agreement

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.